UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

VALIC COMPANY I ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 50.3%
Aerospace/Defense - 0.7%

Boeing Co.	4,380	$362,620
General Dynamics Corp.	2,860	234,091
Northrop Grumman Corp.	2,470	194,167
Raytheon Co.	5,813	376,915

		1,167,793

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp.	7,190	506,967

Agricultural Chemicals - 0.6%

Monsanto Co.	8,020	927,754

Airlines - 0.1%

Southwest Airlines Co.	10,770	132,040

Apparel Manufacturers - 0.1%

Coach, Inc.†	4,250	128,860
Polo Ralph Lauren Corp.	1,360	84,578

		213,438

Applications Software - 1.3%

Microsoft Corp.	74,305	2,022,582

Athletic Footwear - 0.2%

NIKE, Inc., Class B	6,240	375,648

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	23,200	151,496

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	5,620	243,796

Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc.	4,890	160,685

Banks-Commercial - 0.4%

BB&T Corp.	12,270	381,965
Marshall & Ilsley Corp.	7,270	168,664
Regions Financial Corp.	5,939	125,907

		676,536

Banks-Fiduciary - 0.9%

Northern Trust Corp.	2,840	192,069
State Street Corp.	3,160	248,218
The Bank of New York Mellon Corp.	21,285	933,773

		1,374,060

Banks-Super Regional - 1.2%

Bank of America Corp.	23,785	945,216
Capital One Financial Corp.	2,060	94,822
Comerica, Inc.	1,440	52,186
Huntington Bancshares, Inc.	2,820	34,460
KeyCorp	760	16,758
National City Corp.	10,240	162,406
SunTrust Banks, Inc.	4,240	246,471
Wells Fargo & Co.	13,947	407,671

		1,959,990

Beverages-Non-alcoholic - 0.6%

Coca-Cola Enterprises, Inc.	3,020	73,779
Pepsi Bottling Group, Inc.	3,040	103,390
PepsiCo, Inc.	10,217	710,695
The Coca-Cola Co.	1,300	75,998

		963,862

Brewery - 0.4%

Anheuser-Busch Cos., Inc.	13,180	620,646

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc.	5,320	170,240

Building & Construction Products-Misc. - 0.1%

Masco Corp.	5,368	100,328

Building-Residential/Commercial - 0.1%

KB Home	1,100	26,323
Lennar Corp., Class A	2,390	44,478
Pulte Homes, Inc.	2,480	33,579

		104,380

Cable TV - 0.3%

Comcast Corp., Class A	21,200	414,248

Chemicals-Diversified - 0.2%

PPG Industries, Inc.	5,150	319,197

Chemicals-Specialty - 0.2%

Ashland, Inc.	350	15,460
Eastman Chemical Co.	1,820	119,774
International Flavors & Fragrances, Inc.	2,750	118,607

		253,841

Coal - 0.1%

CONSOL Energy, Inc.	990	75,220
Peabody Energy Corp.	340	19,251

		94,471

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	1,990	103,042

Commercial Services - 0.4%

Convergys Corp.†	3,454	49,876
Quanta Services, Inc.†	23,856	569,681

		619,557

Commercial Services-Finance - 0.2%

H&R Block, Inc.	2,260	42,149
Moody’s Corp.	3,090	117,358
The Western Union Co.	4,510	93,808

		253,315

Computer Aided Design - 0.0%

Autodesk, Inc.†	2,491	77,445

Computer Services - 0.1%

Affiliated Computer Services, Inc., Class A†	490	24,868
Computer Sciences Corp.†	2,230	96,893

		121,761

Computers - 2.1%

Apple, Inc.†	6,347	793,502
Dell, Inc.†	6,700	132,995
Hewlett-Packard Co.	22,765	1,087,484
International Business Machines Corp.	10,819	1,231,851

		3,245,832

Computers-Memory Devices - 0.2%

EMC Corp.†	17,052	264,988
Network Appliance, Inc.†	4,500	97,290

		362,278

Consumer Products-Misc. - 0.5%

Clorox Co.	4,210	244,980
Kimberly-Clark Corp.	7,650	498,627

		743,607

Containers-Metal/Glass - 0.2%

Ball Corp.	6,940	306,054

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	12,155	924,874
Procter & Gamble Co.	13,755	910,306
The Estee Lauder Cos., Inc., Class A	2,010	85,586

		1,920,766

Data Processing/Management - 0.2%

Automatic Data Processing, Inc.	7,070	282,447
Total Systems Services, Inc.	2,140	47,572

		330,019

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.†	2,570	90,464

Diversified Manufacturing Operations - 2.8%

3M Co.	7,820	613,088
Cooper Industries, Ltd., Class A	2,320	97,278
Eaton Corp.	2,350	189,480
General Electric Co.	54,790	1,815,741
Honeywell International, Inc.	16,910	973,001
Ingersoll-Rand Co., Ltd., Class A	2,880	120,557
Leggett & Platt, Inc.	10,237	170,958
Tyco International, Ltd.	9,720	389,383

		4,369,486

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	2,050	132,164

E-Commerce/Services - 0.3%

eBay, Inc.†	8,270	217,997
Expedia, Inc.†	2,350	53,886
IAC/InterActive Corp.†	3,878	77,172
Monster Worldwide, Inc.†	2,200	58,498

		407,553

Electric Products-Misc. - 0.3%

Emerson Electric Co.	10,124	515,919
Molex, Inc.	1,240	27,937

		543,856

Electric-Generation - 0.0%

The AES Corp.†	550	9,889

Electric-Integrated - 1.6%

Constellation Energy Group, Inc.	4,710	416,128
Dominion Resources, Inc.	8,530	340,688
DTE Energy Co.	1,890	75,241
Edison International	13,940	688,636
Exelon Corp.	3,935	294,535
FirstEnergy Corp.	2,140	144,643
NiSource, Inc.	7,050	121,190
PG&E Corp.	6,584	247,953
Xcel Energy, Inc.	7,210	142,902

		2,471,916

Electronic Components-Misc. - 0.0%

Tyco Electronics, Ltd.	360	11,844

Electronic Components-Semiconductors - 0.9%

Advanced Micro Devices, Inc.†	13,180	95,028
Intel Corp.	34,633	690,928
MEMC Electronic Materials, Inc.†	353	26,927
National Semiconductor Corp.	2,620	43,152
NVIDIA Corp.†	5,300	113,367
QLogic Corp.†	3,220	51,037
Texas Instruments, Inc.	13,217	395,981
Xilinx, Inc.	2,130	47,627

		1,464,047

Electronic Forms - 0.2%

Adobe Systems, Inc.†	9,800	329,770

Engines-Internal Combustion - 0.0%

Cummins, Inc.	490	24,686

Enterprise Software/Service - 0.6%

Novell, Inc.†	3,721	27,721
Oracle Corp.†	46,885	881,438

		909,159

Finance-Credit Card - 0.3%

American Express Co.	10,940	462,762
Discover Financial Services	4,880	73,639

		536,401

Finance-Investment Banker/Broker - 2.2%

Citigroup, Inc.	29,930	709,640
JPMorgan Chase & Co.	28,240	1,147,956
Merrill Lynch & Co., Inc.	740	36,674
Morgan Stanley	22,045	928,535
The Bear Stearns Cos., Inc.	680	54,305
The Charles Schwab Corp.	20,250	397,103
The Goldman Sachs Group, Inc.	1,520	257,838

		3,532,051

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae	2,280	63,042
Freddie Mac	2,280	57,410

		120,452

Financial Guarantee Insurance - 0.0%

MBIA, Inc.	1,610	20,882

Food-Confectionery - 0.2%

The Hershey Co.	6,620	245,470

Food-Dairy Products - 0.1%

Dean Foods Co.†	3,790	81,561

Food-Misc. - 0.7%

Campbell Soup Co.	4,950	159,835
ConAgra Foods, Inc.	11,170	246,857
General Mills, Inc.	2,520	141,095
Kraft Foods, Inc., Class A	17,840	556,073

		1,103,860

Food-Retail - 0.1%

The Kroger Co.	7,080	171,690

Food-Wholesale/Distribution - 0.1%

SUPERVALU, Inc.	6,830	179,287

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	1,510	34,277

Hotel/Motel - 0.0%

Starwood Hotels & Resorts Worldwide, Inc.	1,060	50,170

Independent Power Producer - 0.0%

Mirant Corp.†	155	5,735

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	3,060	167,413

Instruments-Scientific - 0.3%

Applera Corp. - Applied Biosystems Group	1,640	55,285
Thermo Fisher Scientific, Inc.†	5,110	285,802
Waters Corp.†	1,690	100,741

		441,828

Insurance Broker - 0.0%

AON Corp.	1,010	42,026

Insurance-Life/Health - 1.0%

AFLAC, Inc.	7,467	466,016
CIGNA Corp.	4,133	184,249
Genworth Financial, Inc., Class A	5,940	137,689
Principal Financial Group, Inc.	890	49,155
Prudential Financial, Inc.	6,630	483,791
Torchmark Corp.	3,204	193,073

		1,513,973

Insurance-Multi-line - 1.0%

ACE, Ltd.	4,075	229,178
Allstate Corp.	5,190	247,719
Cincinnati Financial Corp.	5,320	197,744
Hartford Financial Services Group, Inc.	8,240	575,976
Loews Corp.	520	21,757
MetLife, Inc.	5,120	298,291
XL Capital, Ltd., Class A	1,460	52,648

		1,623,313

Insurance-Property/Casualty - 0.7%

Chubb Corp.	5,639	287,025
SAFECO Corp.	890	41,171
The Travelers Cos., Inc.	16,068	745,716

		1,073,912

Internet Security - 0.1%

Symantec Corp.†	4,380	73,759
VeriSign, Inc.†	807	28,084

		101,843

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	6,529	330,629
Federated Investors, Inc., Class B	6,440	261,335
Janus Capital Group, Inc.	4,110	99,544
Legg Mason, Inc.	470	31,039

		722,547

Leisure Products - 0.0%

Brunswick Corp.	1,130	18,408

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	4,864	351,813

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	520	21,185

Medical Instruments - 0.2%

Medtronic, Inc.	6,860	338,610

Medical Products - 0.7%

Baxter International, Inc.	4,740	279,755
Johnson & Johnson	9,480	587,380
Stryker Corp.	4,208	273,983

		1,141,118

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.†	5,075	231,014
Celgene Corp.†	4,260	240,136
Genentech, Inc.†	8,241	624,256
Genzyme Corp.†	5,155	365,593
Millipore Corp.†	1,300	90,870

		1,551,869

Medical-Drugs - 1.8%

Bristol-Myers Squibb Co.	10,850	245,318
Eli Lilly & Co.	11,890	594,738
King Pharmaceuticals, Inc.†	3,300	34,980
Merck & Co., Inc.	15,200	673,360
Pfizer, Inc.	37,856	843,432
Schering-Plough Corp.	5,617	121,889
Wyeth	8,530	372,078

		2,885,795

Medical-HMO - 0.8%

Aetna, Inc.	6,170	306,032
Humana, Inc.†	2,200	150,326
UnitedHealth Group Inc.	2,930	136,186
WellPoint, Inc.†	9,323	653,356

		1,245,900

Medical-Wholesale Drug Distribution - 0.1%

AmerisourceBergen Corp.	3,690	153,947

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	1,330	146,819

Metal-Aluminum - 0.2%

Alcoa, Inc.	8,560	317,918

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	2,116	213,420

Multimedia - 0.7%

Meredith Corp.	2,220	96,237
News Corp., Class A	6,300	115,983
The McGraw-Hill Cos., Inc.	2,810	115,013
The Walt Disney Co.	6,160	199,646
Time Warner, Inc.	20,770	324,220
Viacom, Inc., Class B†	5,774	229,516

		1,080,615

Networking Products - 0.5%

Cisco Systems, Inc.†	27,610	672,856
Juniper Networks, Inc.†	4,703	126,134

		798,990

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†	4,871	50,366
Waste Management, Inc.	6,752	221,668

		272,034

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	5,641	201,835

Oil & Gas Drilling - 0.3%

ENSCO International, Inc.	5,310	317,750

Transocean, Inc.†	1,400	196,714

		514,464

Oil Companies-Exploration & Production - 0.9%

Anadarko Petroleum Corp.	3,780	240,937
Apache Corp.	1,900	217,949
Devon Energy Corp.	2,780	285,562
Occidental Petroleum Corp.	9,474	733,003

		1,477,451

Oil Companies-Integrated - 4.1%

Chevron Corp.	23,800	2,062,508
ConocoPhillips	10,043	830,656
Exxon Mobil Corp.	39,598	3,445,422
Marathon Oil Corp.	2,368	125,883

		6,464,469

Oil Field Machinery & Equipment - 0.7%

Grant Prideco, Inc.†	10,859	548,054
National-Oilwell Varco, Inc.†	8,553	532,852

		1,080,906

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	1,520	87,810

Oil-Field Services - 0.3%

Halliburton Co.	11,710	448,493

Paper & Related Products - 0.1%

International Paper Co.	4,030	127,751

Pharmacy Services - 0.2%

Express Scripts, Inc.†	1,270	75,057
Medco Health Solutions, Inc.†	5,350	237,058

		312,115

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.	7,740	131,425

Pipelines - 0.2%

El Paso Corp.	1,060	17,278
Williams Cos., Inc.	8,490	305,810

		323,088

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	3,100	93,465

Real Estate Investment Trusts - 0.3%

Boston Properties, Inc.	250	21,542
Equity Residential	1,930	73,687
Host Hotels & Resorts, Inc.	22,840	369,780

		465,009

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A	940	72,878
The Gap, Inc.	8,818	177,859

		250,737

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	1,330	153,056

Retail-Building Products - 0.2%

Home Depot, Inc.	14,950	396,922

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†	1,130	47,867

Retail-Consumer Electronics - 0.1%

Circuit City Stores, Inc.	3,770	16,663
RadioShack Corp.	4,699	81,998

		98,661

Retail-Discount - 1.0%

Big Lots, Inc.†	3,660	61,671
Family Dollar Stores, Inc.	5,287	101,246
TJX Cos., Inc.	700	22,400
Wal-Mart Stores, Inc.	26,471	1,312,697

		1,498,014

Retail-Drug Store - 0.6%

CVS Caremark Corp.	24,587	992,823

Retail-Jewelry - 0.1%

Tiffany & Co.	4,000	150,560

Retail-Regional Department Stores - 0.1%

Macy’s, Inc.	3,891	96,030

Retail-Restaurants - 0.8%

McDonald’s Corp.	21,919	1,186,037
Wendy’s International, Inc.	5,160	125,285

		1,311,322

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	1,366	37,019

School - 0.1%

Apollo Group, Inc., Class A†	1,320	81,022

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	5,780	155,598

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	11,213	214,953
Novellus Systems, Inc.†	3,187	70,369
Teradyne, Inc.†	1,520	18,225

		303,547

Steel-Producer - 0.0%

United States Steel Corp.	200	21,690

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	600	46,410

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	22,427	520,979
JDS Uniphase Corp.†	2,700	35,505

		556,484

Telecom Services - 0.1%

Embarq Corp.	2,360	98,978

Telephone-Integrated - 1.7%

AT&T, Inc.	52,030	1,812,205
CenturyTel, Inc.	2,890	104,589
Sprint Nextel Corp.	16,370	116,391
Verizon Communications, Inc.	17,794	646,278

		2,679,463

Therapeutics - 0.6%

Gilead Sciences, Inc.†	19,010	899,553

Tobacco - 0.7%

Altria Group, Inc.	13,910	1,017,378
Reynolds American, Inc.	810	51,613

		1,068,991

Tools-Hand Held - 0.0%

The Stanley Works	940	45,628

Toys - 0.0%

Mattel, Inc.	900	17,388

Transport-Rail - 0.0%

CSX Corp.	700	33,964

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	11,161	783,949

Web Portals/ISP - 0.4%

Google, Inc., Class A†	1,150	541,857
Yahoo!, Inc.†	5,592	155,346

		697,203

Wireless Equipment - 0.3%

Motorola, Inc.	16,710	166,599
Nokia Oyj ADR	3,900	140,439
QUALCOMM, Inc.	5,028	213,036

		520,074

Total Common Stock (cost $80,763,075)		78,880,874

PREFERRED STOCK - 0.4%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 5.66%(1)	7,600	136,800

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	3,100	72,385

Diversified Financial Services - 0.2%

General Electric Capital Corp. 8.00%(2)	11,000	265,100

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 3.39%(1)	7,600	139,080

Total Preferred Stock (cost $721,344)		613,365

ASSET BACKED SECURITIES - 2.9%
Diversified Financial Services - 2.9%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.40% due 05/20/36(3)	$324,163	324,746
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	332,125	311,798
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.46% due 04/12/38(5)(7)	88,000	85,317
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(5)	155,000	149,200
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	91,621	90,579
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.80% due 07/25/37(3)(7)	421,976	410,918
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD2, Class A4 5.36% due 01/15/46(7)	75,000	71,696
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(5)	645,000	627,443
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	380,000	355,874
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 07/25/34	570,000	471,779
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB20, Class A4 5.79% due 02/12/51(5)	145,000	138,932
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(6)	300,000	277,500
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.77% due 10/15/12(1)	525,217	505,428
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(3)(7)	483,668	487,387
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	183,969	185,657

Total Asset Backed Securities (cost $4,676,114)		4,494,254

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(6)(8)(9) (cost $20,000)	20,000	16,800

CORPORATE BONDS & NOTES - 11.4%
Aerospace/Defense-Equipment - 0.3%

United Technologies Corp Senior Notes
4.88% due 05/01/15	434,000	443,943

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Company Guar. Notes
7.00% due 02/01/17	20,000	19,650

The Mosaic Co. Senior Notes
7.38% due 12/01/14*	40,000	42,500

		62,150

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co. Senior Notes
6.45% due 01/15/38	78,000	80,836
Cargill, Inc. Notes
5.00% due 11/15/13*	127,000	128,087

		208,923

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2
6.82% due 05/23/11	55,000	52,319
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2
6.26% due 11/20/21	45,794	45,336

		97,655

Auto-Cars/Light Trucks - 0.1%

DaimlerChrysler NA Holding Corp. Company Guar. Notes
5.46% due 03/13/09(1)	55,000	54,496
Ford Motor Co. Debentures
6.38% due 02/01/29	55,000	34,650
General Motors Corp. Debentures
8.25% due 07/15/23	30,000	22,687

		111,833

Banks-Commercial - 0.3%

Colonial Bank NA Sub. Notes
6.38% due 12/01/15	60,000	55,249
First Maryland Capital II Notes
4.09% due 02/01/27(1)	124,000	113,854
SouthTrust Bank Sub. Notes
4.75% due 03/01/13	110,000	111,948
SouthTrust Corp. Sub. Notes
5.80% due 06/15/14	45,000	46,806
Union Bank of California NA Sub. Notes
5.95% due 05/11/16	110,000	107,693
US Bank NA Notes
3.90% due 08/15/08	26,000	25,996

		461,546

Banks-Fiduciary - 0.0%

The Bank of New York Mellon Corp. Senior Notes
4.95% due 11/01/12	59,000	61,009

Banks-Super Regional - 0.2%

Fifth Third Bancorp Senior Notes
8.25% due 03/01/38	90,000	90,500
JPMorgan Chase Bank NA Sub. Notes
6.13% due 11/01/08	117,000	119,075
National City Preferred Capital Trust I Bank Guar. Bonds
12.00% due 12/10/12(1)(10)	50,000	52,054
Wells Fargo Bank NA Sub. Notes
6.45% due 02/01/11	110,000	117,736

		379,365

Beverages-Wine/Spirits - 0.1%

Diageo Finance BV Company Guar. Notes
3.88% due 04/01/11	156,000	156,477

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes
7.00% due 01/15/14	40,000	36,300

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc. Company Guar. Notes
5.00% due 01/15/09	49,000	47,285

Cable TV - 0.1%

CCH II LLC/CCH II Capital Corp. Company Guar. Notes
10.25% due 10/01/13	70,000	61,425
CCH II LLC/CCH II Capital Corp. Company Guar. Notes
11.00% due 10/01/15	54,000	36,990
Comcast Cable Communications LLC Senior Notes
7.13% due 06/15/13	62,000	66,871
Comcast Corp. Company Guar. Notes
5.88% due 02/15/18	28,000	27,781

		193,067

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes
5.88% due 02/27/14	65,000	57,200
Turning Stone Resort Casino Enterprise Senior Notes
9.13% due 09/15/14*	30,000	28,950

		86,150

Casino Services - 0.0%

Indianapolis Downs LLC Sec. Notes
11.00% due 11/01/12*	20,000	18,000

Cellular Telecom - 0.1%

Centennial Communications Corp. Senior Notes
10.48% due 01/01/13(1)	75,000	69,000
Cricket Communications, Inc. Company Guar. Notes
9.38% due 11/01/14*	10,000	8,900
MetroPCS Wireless, Inc. Senior Notes
9.25% due 11/01/14	45,000	39,600
Nextel Communications, Inc. Company Guar. Notes
5.95% due 03/15/14	100,000	74,500
Rural Cellular Corp. Senior Sub. Notes
8.12% due 06/01/13(1)	15,000	15,150
Rural Cellular Corp. Senior Notes
8.99% due 11/01/12(1)	5,000	5,050

		212,200

Chemicals-Diversified - 0.1%

E.I. Du Pont de Nemours & Co. Senior Notes
4.88% due 04/30/14	34,000	35,179
E.I. Du Pont de Nemours & Co. Senior Notes
5.00% due 01/15/13	80,000	83,997

		119,176

Chemicals-Specialty - 0.2%

Huntsman International LLC Company Guar. Notes
7.88% due 11/15/14	50,000	51,750
Lubrizol Corp. Senior Notes
4.63% due 10/01/09	200,000	203,605
Momentive Performance Materials, Inc. Company Guar. Notes
11.50% due 12/01/16	80,000	61,200

		316,555

Commercial Services-Finance - 0.1%

Credit Suisse/New York NY Sub. Notes
5.75% due 02/15/18	57,000	58,164
The Western Union Co. Senior Notes
5.40% due 11/17/11	147,000	151,773

		209,937

Computer Services - 0.0%

Compucom Systems, Inc. Senior Sub. Notes
12.50% due 10/01/15*	25,000	23,187
Computer Sciences Corp. Notes
3.50% due 04/15/08	55,000	54,955

		78,142

Computers - 0.1%

Hewlett-Packard Co. Senior Notes
4.50% due 03/01/13	110,000	112,363

Consumer Products-Misc. - 0.1%

American Achievement Corp. Senior Sub. Notes
8.25% due 04/01/12	15,000	13,575
Clorox Co. Senior Notes
5.00% due 03/01/13	110,000	111,450

		125,025

Containers-Paper/Plastic - 0.1%

Jefferson Smurfit Corp. Company Guar. Notes
8.25% due 10/01/12	10,000	9,325
Smurfit-Stone Container Enterprises, Inc. Senior Notes
8.00% due 03/15/17	150,000	132,750

		142,075

Cosmetics & Toiletries - 0.1%

Avon Products, Inc. Senior Notes
5.75% due 03/01/18	80,000	81,768

Data Processing/Management - 0.1%

Fiserv, Inc. Senior Notes
6.13% due 11/20/12	100,000	105,344

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes
9.00% due 02/15/12	40,000	36,000

Diversified Financial Services - 0.2%

American Express Travel Related Services Co., Inc. Senior Notes
5.25% due 11/21/11*	60,000	61,715
General Electric Capital Corp. Senior Notes
5.65% due 06/09/14	100,000	105,882
General Electric Capital Corp Senior Notes
5.88% due 01/14/38	100,000	95,596

		263,193

Diversified Manufacturing Operations - 0.2%

Danaher Corp. Senior Notes
5.63% due 01/15/18	67,000	70,165
General Electric Co . Notes
5.25% due 12/06/17	97,000	97,353
Honeywell International, Inc. Senior Notes
4.25% due 03/01/13	138,000	140,166

		307,684

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes
5.88% due 05/10/12*	55,000	37,252

Electric Products-Misc. - 0.0%

Emerson Electric Co. Senior Notes
5.25% due 10/15/18	50,000	51,561

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds
5.68% due 12/01/28	43,750	42,199

Electric-Generation - 0.2%

Bruce Mansfield Unit Pass Through Certs.
6.85% due 06/01/34	121,000	125,234
The AES Corp. Senior Notes
8.00% due 10/15/17	70,000	71,400
The AES Corp. Senior Notes
8.88% due 02/15/11	70,000	73,150

		269,784

Electric-Integrated - 1.5%

Centerpoint Energy, Inc. Senior Notes
5.88% due 06/01/08	130,000	130,357
Commonwealth Edison Co. 1st Mtg. Bonds
5.95% due 08/15/16	135,000	139,699
Consumers Energy Co. 1st Mtg. Bonds Series C
4.25% due 04/15/08	130,000	130,020
Dominion Resources, Inc. Senior Notes
5.69% due 05/15/08	121,000	121,475
Dominion Resources, Inc. Jr. Sub. Notes
6.30% due 09/30/66(1)	95,000	87,329
DTE Energy Co. Senior Notes
7.05% due 06/01/11	92,000	99,444
Duke Energy Corp. Senior Notes
4.20% due 10/01/08	110,000	110,591
Duke Energy Indiana, Inc. Debentures
5.00% due 09/15/13	50,000	51,108
Entergy Louisiana LLC 1st Mtg. Bonds
5.83% due 11/01/10	165,000	165,898
FirstEnergy Corp. Notes
6.45% due 11/15/11	80,740	85,496
Florida Power & Light Co. 1st Mtg. Notes
5.55% due 11/01/17	120,000	126,786
Illinois Power Co. Senior Sec. Notes
6.13% due 11/15/17*	55,000	57,007
Mackinaw Power LLC Sec. Notes
6.30% due 10/31/23*	105,270	109,471
Mirant Americas Generation LLC Senior Notes
8.30% due 05/01/11	25,000	25,156
Mirant Mid-Atlantic LLC Pass Through Certs. Series B
9.13% due 06/30/17	31,308	34,635
Nisource Finance Corp. Company Guar. Notes
5.25% due 09/15/17	40,000	36,956
Pacific Gas & Electric Co. Notes
4.80% due 03/01/14	55,000	55,627
Peco Energy Co. 1st Refunding Mtg.
5.35% due 03/01/18	40,000	41,027
Pepco Holdings, Inc. Senior Notes
6.45% due 08/15/12	45,000	48,419
PSEG Power LLC Company Guar. Notes
5.00% due 04/01/14	82,000	80,609
PSEG Power LLC Company Guar. Notes
7.75% due 04/15/11	55,000	59,978
Puget Sound Energy, Inc. Senior Notes
5.20% due 10/01/15	183,000	180,932
Sierra Pacific Power Co. Senior Mtg.
6.75% due 07/01/37	108,000	105,813
Southern Energy, Inc. Notes
7.90% due 07/15/09†(6)(8)(9)	125,000	0
Southern Power Co. Senior Notes
4.88% due 07/15/15	58,000	56,235
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes
10.25% due 11/01/15*	40,000	39,000
Texas Competitive Electric Holdings Co. LLC, Series B Company Guar. Notes
10.25% due 11/01/15*	25,000	24,375
Virginia Electric & Power Co. Notes
4.10% due 12/15/08	144,000	144,480

		2,347,923

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes
7.75% due 05/15/13	10,000	9,300

Amkor Technology, Inc. Senior Notes
9.25% due 06/01/16	5,000	4,859
Freescale Semiconductor, Inc. Senior Sub. Notes
10.13% due 12/15/16	25,000	17,750
National Semiconductor Corp. Senior Notes
6.60% due 06/15/17	100,000	102,920
Spansion LLC Senior Sec. Notes
8.25% due 06/01/13*(1)	10,000	7,300

		142,129

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc. Senior Notes
6.50% due 11/01/17	104,000	106,003

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes
6.38% due 10/15/15	35,000	34,738

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes
5.80% due 01/12/09	6,000	5,800
Ford Motor Credit Co. LLC Notes
7.38% due 10/28/09	110,000	104,309
Ford Motor Credit Co. LLC Notes
7.88% due 06/15/10	1,000	921
GMAC LLC Notes
6.88% due 09/15/11	85,000	69,354
GMAC LLC Notes
6.88% due 08/28/12	4,000	3,193

		183,577

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Notes
4.70% due 03/15/12	80,000	82,392
Transamerica Finance Corp. Senior Notes
6.40% due 09/15/08	67,000	68,097

		150,489

Finance-Consumer Loans - 0.0%

John Deere Capital Corp. Senior Notes
4.95% due 12/17/12	50,000	52,473

Finance-Investment Banker/Broker - 0.9%

Citigroup, Inc. Senior Notes
5.85% due 07/02/13	116,000	122,371
Citigroup, Inc. Senior Notes
6.88% due 03/05/38	45,000	44,689
JP Morgan Chase & Co. Sub. Notes
5.75% due 01/02/13	500,000	528,167
JP Morgan Chase & Co. Senior Notes
6.00% due 01/15/18	113,000	117,249
JP Morgan Chase & Co. Senior Notes
5.38% due 01/15/14	110,000	113,067
Lehman Brothers Holdings, Inc. Notes
5.63% due 01/24/13	123,000	123,110
Merrill Lynch & Co., Inc. Notes
5.45% due 02/05/13	55,000	55,395
Schwab Capital Trust I Notes
7.50% due 11/15/37(1)	23,000	23,106
The Bear Stearns Cos., Inc. Notes
4.50% due 10/28/10	7,000	6,904
The Bear Stearns Cos., Inc. Notes
7.25% due 02/01/18	100,000	97,018
The Goldman Sachs Group, Inc. Senior Notes
6.75% due 10/01/37	157,000	146,579

		1,377,655

Finance-Mortgage Loan/Banker - 0.0%

Countrywide Financial Corp. Company Guar. Notes
5.80% due 06/07/12	3,000	2,697
Countrywide Financial Corp. Sub. Notes
6.25% due 05/15/16	29,000	24,932
Residential Capital LLC Company Guar. Notes
6.18% due 05/22/09(1)	13,000	8,840
Residential Capital LLC Company Guar. Notes
6.50% due 04/17/13	55,000	29,700

		66,169

Food-Misc. - 0.1%

Kraft Foods, Inc. Senior Notes
6.13% due 02/01/18	110,000	111,396

Funeral Services & Related Items - 0.0%

Service Corp. International Senior Notes
6.75% due 04/01/16	50,000	49,750

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes
12.00% due 10/15/15*	15,000	12,750

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes
7.88% due 01/15/14	25,000	20,125
Simmons Co. Senior Notes
10.00% due 12/15/14(2)	16,000	10,680

		30,805

Hotel/Motel - 0.0%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes
6.25% due 02/15/13	55,000	55,132

Independent Power Producer - 0.0%

NRG Energy, Inc. Company Guar. Notes
7.38% due 02/01/16	75,000	72,281

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc. Debentures
5.65% due 12/01/17	23,000	24,122
Rockwell Automation, Inc. Debentures
6.25% due 12/01/37	102,000	104,645

		128,767

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes
5.15% due 09/15/10	55,000	56,753
Marsh & McLennan Cos., Inc. Senior Notes
7.13% due 06/15/09	25,000	26,111

		82,864

Insurance-Life/Health - 0.2%

Americo Life, Inc. Notes
7.88% due 05/01/13*	102,000	107,301
Lincoln National Corp. Senior Notes
5.65% due 08/27/12	71,000	72,704
Monumental Global Funding II Notes
5.65% due 07/14/11*	54,000	56,536

		236,541

Insurance-Property/Casualty - 0.0%

The Travelers Cos., Inc. Senior Notes
6.25% due 06/15/37	27,000	26,152

Investment Management/Advisor Services - 0.1%

LVB Acquisition Merger Sub, Inc. Senior Notes
10.38% due 10/15/17*	50,000	51,000
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes
11.63% due 10/15/17*	40,000	39,350

		90,350

Medical-Drugs - 0.2%

Abbott Laboratories Notes
6.15% due 11/30/37	10,000	10,390
American Home Products Corp. Notes
6.95% due 03/15/11	93,000	101,279
AstraZeneca PLC Senior Notes
5.90% due 09/15/17	45,000	48,357
Schering-Plough Corp. Senior Notes
6.55% due 09/15/37	51,000	52,069
Wyeth Bonds
5.50% due 02/01/14	112,000	117,036

		329,131

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes
6.88% due 02/15/38	92,000	91,126

Medical-Hospitals - 0.2%

Community Health Systems, Inc. Senior Notes
8.88% due 07/15/15	60,000	58,875
HCA, Inc. Senior Notes
6.25% due 02/15/13	70,000	60,725
HCA, Inc. Senior Notes
9.25% due 11/15/16	100,000	102,500
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes
8.75% due 06/15/14	40,000	39,500

		261,600

Metal Processors & Fabrication - 0.1%

Commercial Metals Co. Senior Notes
6.50% due 07/15/17	96,000	101,290
Timken Co. Notes
5.75% due 02/15/10	88,000	91,196

		192,486

Metal-Aluminum - 0.1%
Alcoa, Inc. Notes
6.00% due 01/15/12	66,000	68,470

Alcoa, Inc. Bonds
6.50% due 06/15/18	142,000	148,146

		216,616

Metal-Diversified - 0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes
8.38% due 04/01/17	45,000	47,700
Noranda Aluminium Acquisition Corp. Senior Notes
8.74% due 05/15/15*	10,000	7,700

		55,400

Multimedia - 0.3%

Belo Corp. Senior Notes
6.75% due 05/30/13	55,000	53,981
COX Enterprises, Inc. Notes
7.88% due 09/15/10*	143,000	155,911
News America, Inc. Company Guar. Bonds
7.30% due 04/30/28	65,000	68,504
Time Warner Cos, Inc. Company Guar. Notes
7.25% due 10/15/17	86,000	92,071
Time Warner Entertainment Co. LP Senior Notes
8.38% due 07/15/33	87,000	100,392
Viacom, Inc. Senior Notes
6.88% due 04/30/36	45,000	43,027

		513,886

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes
6.09% due 03/15/35	95,000	92,374
Waste Management, Inc. Company Guar. Notes
6.88% due 05/15/09	52,000	53,915

		146,289

Office Automation & Equipment - 0.2%

IKON Office Solutions, Inc. Senior Notes
7.75% due 09/15/15	30,000	29,737
Pitney Bowes, Inc. Notes
5.25% due 01/15/37	174,000	178,936
Pitney Bowes, Inc. Notes
5.75% due 09/15/17	102,000	104,783

		313,456

Oil Companies-Exploration & Production - 0.2%

Chesapeake Energy Corp. Company Guar. Notes
7.50% due 09/15/13	145,000	148,988
Sabine Pass LNG LP Sec. Notes
7.50% due 11/30/16	90,000	88,200

		237,188

Oil Companies-Integrated - 0.1%

Hess Corp. Bonds
7.88% due 10/01/29	70,000	83,090

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes
6.75% due 05/01/14	144,000	150,777

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes
9.00% due 01/15/14	10,000	9,150

Paper & Related Products - 0.0%

Bowater, Inc. Notes
6.50% due 06/15/13	25,000	14,875
Georgia-Pacific Corp. Company Guar. Notes
7.00% due 01/15/15*	30,000	28,125
Georgia-Pacific Corp. Company Guar. Notes
7.13% due 01/15/17*	10,000	9,300

		52,300

Physicians Practice Management - 0.0%

US Oncology, Inc. Senior Sub. Notes
10.75% due 08/15/14	40,000	39,500

Pipelines - 0.4%

CenterPoint Energy Resources Corp. Notes
7.75% due 02/15/11	110,000	120,732
Copano Energy LLC Company Guar. Notes
8.13% due 03/01/16	100,000	102,000
Duke Energy Field Services LLC Notes
6.88% due 02/01/11	55,000	58,146
Dynegy-Roseton Danskammer Pass Through Certs. Series B
7.67% due 11/08/16	65,000	64,959
Panhandle Eastern Pipeline Co. Senior Notes
6.20% due 11/01/17	136,000	135,694
Williams Cos., Inc. Senior Notes
7.88% due 09/01/21	75,000	81,750

		563,281

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Senior Sub. Notes
9.00% due 02/15/17*	30,000	21,600

Quarrying - 0.1%

Vulcan Materials Senior Notes
5.60% due 11/30/12	110,000	115,186

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes
8.00% due 11/01/08	150,000	155,433

Real Estate Investment Trusts - 0.2%

Health Care Property Investors, Inc. Senior Notes
5.65% due 12/15/13	80,000	74,865
Liberty Property LP Senior Notes
5.63% due 10/01/17	55,000	53,816
PPF Funding, Inc. Bonds
5.35% due 04/15/12*	55,000	56,674
Reckson Operating Partnership LP Senior Notes
6.00% due 03/31/16	31,000	27,469
Simon Property Group LP Notes
5.38% due 08/28/08	32,000	32,043
Vornado Realty LP Notes
4.50% due 08/15/09	55,000	53,907

		298,774

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes
9.00% due 12/15/14	40,000	29,800
Aleris International, Inc. Company Guar. Notes
10.00% due 12/15/16	20,000	13,725

		43,525

Rental Auto/Equipment - 0.2%

Erac USA Finance Co. Company Guar. Notes
7.00% due 10/15/37*	110,000	91,792
Erac USA Finance Co. Notes
7.35% due 06/15/08*	130,000	131,316
United Rentals North America, Inc. Senior Sub. Notes
7.75% due 11/15/13	35,000	28,525

		251,633

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes
10.25% due 02/01/15	40,000	26,300

Retail-Discount - 0.0%

Wal-Mart Stores, Inc. Senior Notes
6.50% due 08/15/37	68,000	72,571

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes
6.25% due 06/01/27	59,000	59,787
CVS Caremark Corp. Pass Through Certs.
6.94% due 01/10/30*	72,898	76,197
CVS Lease Pass Through Trust Pass Through Certs.
6.04% due 12/10/28*	97,391	93,939

		229,923

Retail-Restaurants - 0.1%

McDonald’s Corp. Senior Notes
6.30% due 03/01/38	90,000	92,462
NPC International, Inc. Company Guar. Notes
9.50% due 05/01/14	40,000	34,800

		127,262

Savings & Loans/Thrifts - 0.3%

Independence Community Bank Corp. Sub. Notes
3.50% due 06/20/13(1)	59,000	58,758
Sovereign Bancorp, Inc. Senior Notes
4.80% due 09/01/10	166,000	164,502
Washington Mutual Preferred Funding III Bonds
6.90% due 06/15/12*(1)(10)	100,000	68,923
Washington Mutual, Inc. Senior Notes
5.50% due 08/24/11	80,000	74,879
Western Financial Bank Senior Debentures
9.63% due 05/15/12	124,000	133,446

		500,508

Special Purpose Entities - 0.5%

BAE Systems Holdings, Inc. Notes
5.20% due 08/15/15*	160,000	159,854
Capital One Capital IV Company Guar. Bonds
6.75% due 02/17/37(1)	60,000	41,110
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes
9.75% due 04/01/12	121,000	126,899
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Senior Notes
8.88% due 04/01/15	5,000	5,100
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Senior Sub. Notes
9.75% due 04/01/17	25,000	24,813

KAR Holdings, Inc. Company Guar. Notes
7.24% due 05/01/14*(1)	25,000	20,875
Norbord Delaware GP I Company Guar. Notes
6.45% due 02/15/17*	45,000	36,673
Pricoa Global Funding I Notes
5.30% due 09/27/13*	90,000	94,667
Principal Life Global Funding I Sec. Notes
5.25% due 01/15/13*	177,000	180,339
Snoqualmie Entertainment Authority Notes
9.13% due 02/01/15*	30,000	26,700

		717,030

Steel-Producers - 0.2%

International Steel Group, Inc. Senior Notes
6.50% due 04/15/14	110,000	114,559
Reliance Steel & Aluminum Co. Company Guar. Notes
6.85% due 11/15/36	55,000	51,597
Ryerson, Inc. Senior Sec. Notes
10.61% due 11/01/14*(1)	50,000	46,250
United States Steel Corp. Senior Notes
7.00% due 02/01/18	45,000	44,573

		256,979

Telecom Services - 0.2%

Bellsouth Telecommunications, Inc. Debentures
7.00% due 12/01/95	180,000	181,239
Qwest Corp. Senior Notes
7.50% due 10/01/14	55,000	54,450

		235,689

Telephone-Integrated - 0.4%

AT&T Corp. Senior Notes
7.30% due 11/15/11	56,000	62,097
BellSouth Corp. Senior Notes
6.00% due 10/15/11	200,000	213,371
Citizens Communications Co. Senior Notes
7.13% due 03/15/19	25,000	22,750
GTE Northwest, Inc. Debentures
5.55% due 10/15/08	60,000	60,684
Pacific Bell Telephone Co. Company Guar. Notes
7.13% due 03/15/26	100,000	105,909
Sprint Capital Corp. Company Guar. Notes
6.88% due 11/15/28	110,000	77,000
Verizon New York, Inc. Debentures
6.88% due 04/01/12	114,000	122,685

		664,496

Television - 0.0%

ION Media Networks, Inc. Sec. Senior Notes
10.51% due 01/15/13*(1)	70,000	53,988
Young Broadcasting, Inc. Company Guar. Notes
10.00% due 03/01/11	20,000	13,800

		67,788

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1
7.20% due 01/02/19	265,806	261,819

Transport-Rail - 0.2%

BNSF Funding Trust I Company Guar. Bonds
6.61% due 12/15/55(1)	120,000	109,228
CSX Corp. Senior Notes
6.25% due 03/15/18	138,000	140,776

		250,004

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes
7.13% due 04/15/13	80,000	73,600
United Parcel Service, Inc. Senior Notes
4.50% due 01/15/13	55,000	57,287

		130,887

Travel Service - 0.0%

Travelport LLC Company Guar. Notes
9.75% due 09/01/14(1)	40,000	32,000

Total Corporate Bonds & Notes
(cost $18,200,182)		17,946,588

FOREIGN CORPORATE BONDS & NOTES - 2.7%
Banks-Commercial - 0.3%

Barclays Bank PLC Jr. Sub. Notes
7.43% due 12/15/17*(1)(10)	84,000	84,591
BOI Capital Funding Bank Guar. Bonds
6.11% due 02/04/16*(1)(10)	60,000	49,485
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes
4.51% due 12/30/09(1)(10)	102,000	63,240

Credit Agricole SA Jr. Sub. Notes
6.64% due 05/31/17*(1)(10)	111,000	96,151
Royal Bank of Scotland Group PLC Bonds
6.99% due 10/05/17*(1)(10)	120,000	115,624

		409,091

Banks-Money Center - 0.2%

HBOS Capital Funding LP Bank Guar. Bonds
6.85% due 03/23/09(10)	163,000	142,576
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds
8.38% due 04/27/09(10)	120,000	122,421

		264,997

Beverages-Wine/Spirits - 0.0%

Diageo Capital PLC Company Guar. Notes
5.75% due 10/23/17	50,000	51,464

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes
7.00% due 06/15/13	65,000	62,256

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes
8.00% due 11/15/14*	25,000	25,688
Siemens Financieringsmaatschappij NV Notes
6.13% due 08/17/26*	50,000	49,421
Tyco International Group SA Company Guar. Notes
6.00% due 11/15/13	110,000	115,578

		190,687

Diversified Operations - 0.5%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes
7.50% due 08/01/27*	700,000	730,617

Electric-Integrated - 0.1%

Empresa Nacional de Electricidad SA Bonds
7.33% due 02/01/37	72,000	76,170
Enel Finance International SA Company Guar. Notes
6.25% due 09/15/17*	36,000	37,763

		113,933

Electronic Components-Misc. - 0.0%

NXP BV / NXP Funding LLC Company Guar. Notes
9.50% due 10/15/15	5,000	4,147

Food-Retail - 0.1%

Delhaize Group SA Notes
6.50% due 06/15/17	98,000	100,177

Insurance-Multi-line - 0.2%

Aegon NV Sub. Bonds
4.57% due 07/15/14(1)(10)	145,000	92,945
AXA SA Sub. Notes
6.38% due 12/14/36*(1)(10)	77,000	62,215
ING Groep NV Bonds
5.78% due 12/08/15(1)(10)	175,000	158,616

		313,776

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes
5.80% due 08/15/13*	113,000	115,146
Xstrata Finance Canada, Ltd. Notes
6.90% due 11/15/37*	97,000	91,621

		206,767

Medical-Drugs - 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes
7.75% due 04/01/14	40,000	27,600
Angiotech Pharmaceuticals, Inc. Company Guar. Notes
8.87% due 12/01/13(1)	40,000	31,600
Elan Finance PLC Company Guar. Bonds
7.75% due 11/15/11	55,000	51,838

		111,038

Metal-Aluminum - 0.1%

Alcan, Inc. Notes
6.13% due 12/15/33	83,000	79,222

Metal-Diversified - 0.0%

Inco, Ltd. Bonds
7.20% due 09/15/32	66,000	64,441

Oil Companies-Exploration & Production - 0.0%

EnCana Corp. Bonds
6.50% due 08/15/34	25,000	25,538

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes
8.55% due 08/01/10	55,000	30,731

Pipelines - 0.2%

Enbridge, Inc. Bonds
5.80% due 06/15/14	189,000	193,669
Kinder Morgan Finance Co. Company Guar. Notes
5.70% due 01/05/16	99,000	92,070

		285,739

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes
8.13% due 12/15/08	141,000	144,894

Satellite Telecom - 0.0%

Intelsat Intermediate Holding Co., Ltd. Senior Notes
9.25% due 02/01/15(2)	15,000	12,563

Special Purpose Entities - 0.2%

Hybrid Capital Funding I LP Sub. Notes
8.00% due 06/30/11(10)	208,000	142,480
Rio Tinto Finance USA, Ltd. Notes
2.63% due 09/30/08	45,000	44,892
SMFG Preferred Capital, Ltd. Sub. Bonds
6.08% due 01/25/17*(1)(10)	101,000	87,762
SovRisc BV Notes
4.63% due 10/31/08*	113,000	114,711

		389,845

Telecom Services - 0.0%

TELUS Corp. Notes
8.00% due 06/01/11	50,000	55,546

Telephone-Integrated - 0.2%

British Telecom PLC Senior Notes
5.15% due 01/15/13	73,000	74,689
British Telecommunications PLC Bonds
8.63% due 12/15/30	64,000	83,251
Telecom Italia Capital SA Company Guar. Notes
5.25% due 11/15/13	55,000	54,484
Telecom Italia Capital SA Company Guar. Bonds
6.20% due 07/18/11	80,000	82,832

		295,256

Transport-Marine - 0.1%

DP World, Ltd. Bonds
6.85% due 07/02/37*	132,000	116,058

Transport-Rail - 0.1%

Canadian National Railway Co. Notes
6.38% due 10/15/11	110,000	118,537

Total Foreign Corporate Bonds & Notes
(cost $4,543,401)		4,177,320

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom Notes
2.25% due 07/08/08* (cost $109,995)	110,000	109,992

U.S. GOVERNMENT AGENCIES - 11.6%
Federal Home Loan Mtg. Corp. - 6.5%

4.50% due 01/15/34	510,000	495,757
5.00% due 11/15/28	247,000	254,637
5.00% due 09/15/31	315,000	322,227
5.00% due 10/01/33	27,447	27,147
5.00% due 03/01/34	537,838	531,435
5.00% due 10/15/34	505,000	503,983
5.00% due 07/01/35	141,934	140,054
5.00% due 10/01/35	760,586	750,515
5.00% due 01/01/37	272,764	268,721
5.00% due 11/01/37	605,775	596,685
5.50% due 11/15/25	900,000	935,284
5.50% due 06/15/31	282,000	292,534
5.50% due 10/01/33	13,531	13,664
5.50% due 01/01/35	524,020	527,583
5.50% due 08/01/37	825,814	830,970
5.50% due 10/01/37	727,467	732,009
5.79% due 01/01/37(1)	208,078	213,428
5.81% due 01/01/37(1)	454,711	461,348
5.96% due 10/01/36(1)	626,237	644,545
6.00% due 08/01/36	542,282	554,267
6.00% due 10/01/37	622,414	636,035
6.50% due 12/01/28	220,782	232,146
6.50% due 11/01/33	10,117	10,576
6.50% due 05/01/36	7,375	7,663
7.00% due 06/01/32	69,635	73,823
7.50% due 04/01/31	128,173	138,699
8.00% due 04/01/30	14,543	15,810
8.00% due 07/01/30	198	215
8.00% due 12/01/30	34,559	37,570

		10,249,330

Federal National Mtg. Assoc. - 5.0%

4.50% due 11/01/22	875,339	876,212
5.00% due 11/25/30	295,000	301,330
5.00% due 11/01/33	26,349	26,072
5.00% due 03/01/34	1,181,653	1,167,974
5.00% due 10/01/35	595,001	587,408
5.00% due 07/01/37	295,340	290,998
5.50% due 03/01/18	33,756	34,676
5.50% due 11/01/22	251,045	256,737
5.50% due 12/01/33	769,581	777,093
5.50% due 05/01/34	551,499	556,882
5.50% due 02/01/36(1)	287,528	293,786
5.50% due 11/01/36	566,077	569,737
6.00% due 12/01/16	136,097	140,969
6.00% due 05/01/17	98,667	102,232
6.00% due 12/01/33	257,599	264,389
6.00% due 10/01/36	289,822	296,293
6.50% due 02/01/17	81,720	85,809
6.50% due 08/01/31	101,283	105,764
6.50% due 07/01/32	147,557	154,046
6.50% due 07/01/36	220,456	228,600
6.50% due 10/01/37	530,425	549,980
7.00% due 09/01/31	80,349	85,719
7.50% due 06/01/15	26,509	27,740

		7,780,446

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/29	7,832	8,144
6.00% due 04/15/29	24,205	25,167
6.00% due 06/15/29	38,474	39,997
6.50% due 02/15/29	112,801	118,380
6.50% due 04/15/31	12,421	13,034

		204,722

Total U.S. Government Agencies
(cost $18,022,387)		18,234,498

U.S. GOVERNMENT TREASURIES - 4.3%
United States Treasury Bonds - 1.9%

2.13% due 01/31/10	1,000,000	1,009,062
4.75% due 02/15/37	721,000	759,866
7.88% due 02/15/21	850,000	1,177,117

		2,946,045

United States Treasury Notes - 2.4%

2.88% due 01/31/13	1,044,000	1,062,351
3.50% due 02/15/18	57,000	56,858
4.00% due 02/15/14	500,000	534,062
4.00% due 02/15/15	500,000	529,961
4.25% due 11/15/17	318,000	336,161
4.63% due 11/15/16	100,000	109,016
4.88% due 06/30/12	1,000,000	1,103,125

		3,731,534

Total U.S. Government Treasuries
(cost $6,327,655)		6,677,579

EXCHANGE TRADED FUNDS - 4.6%
Index Fund - 4.6%

iShares MSCI EAFE Index Fund
(cost $7,450,619)	101,400	7,246,044

Total Long-Term Investment Securities
(cost $140,834,772)		138,397,314

SHORT-TERM INVESTMENT SECURITIES - 9.8%
Commercial Paper - 9.0%

Erste Finance LLC
3.13% due 03/03/08	7,000,000	6,998,785
Lehman Brothers Holdings, Inc.
3.18% due 03/03/08	7,000,000	6,998,763

		13,997,548

Time Deposit - 0.5%

Euro Time Deposit with State Street Bank & Trust Co.
0.85% due 03/03/08	815,000	815,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
1.96% due 03/27/08 (11)	190,000	189,731
2.01% due 04/17/08 (11)	10,000	9,974
2.03% due 03/20/08 (11)	50,000	49,946
2.05% due 03/20/08 (11)	10,000	9,989
2.05% due 04/17/08 (11)	10,000	9,974
2.86% due 03/13/08 (11)	210,000	209,800

		479,414

Total Short-Term Investment Securities
(cost $15,291,962)		15,291,962

REPURCHASE AGREEMENT - 2.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49% dated 02/29/08, to be repurchased 03/03/08 in the amount of $3,212,666 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25%, due 06/12/37 and having an approximate value of $3,288,875 (cost $3,212,000)	3,212,000	3,212,000

TOTAL INVESTMENTS
(cost $159,338,734) (12)	100.1%	156,901,276
Liabilities in excess of other assets	(0.1)	(170,168)

NET ASSETS	100.0%	$156,731,108

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $4,377,849 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security - the rate reflected is as of February 29, 2008, maturity date reflects next reset date.
(5)	Commercial Mortgaged Back Security
(6)	Fair valued security; see Note 1
(7)	Variable Rate Security - the rate reflected is as of February 29, 2008, maturity date reflects the stated maturity date.
(8)	Illiquid security
(9)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$20,000	$20,000	$16,800	$0.84	0.00%
Southern Energy, Inc.
7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$16,800		0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
5 Long	S & P 500 Index	March 2008	$1,741,925	$1,664,125	$ (77,800)
1 Long	MSCI Singapore Index	March 2008	54,905	53,428	(1,477)
2 Long	OMXS 30 Index	March 2008	31,607	31,374	(233)
1 Long	CAC40 10 Euro Index	March 2008	71,979	72,821	842
1 Long	FTSE 100 Index	March 2008	126,677	116,010	(10,667)
1 Long	SPI 200 Index	March 2008	145,813	130,100	(15,713)
43 Long	MSCI Pan Euro Index	March 2008	1,591,188	1,390,245	(200,943)
4 Long	Tokyo Price Index	March 2008	581,267	507,396	(73,871)
1 Long	Nikkei 225 Index	March 2008	80,450	66,525	(13,925)

					$(393,787)

See Notes to Portfolio of Investments

VALIC COMPANY I BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK - 97.5%
Advertising Agency - 0.7%

Omnicom Group, Inc.	33,100	$1,478,577

Aerospace/Defense - 2.4%

General Dynamics Corp.	37,900	3,102,115
Lockheed Martin Corp.	11,000	1,135,200
Rockwell Collins, Inc.	13,900	818,710

		5,056,025

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	25,500	1,798,005

Agricultural Chemicals - 1.7%

Monsanto Co.	32,000	3,701,760

Apparel Manufacturer - 0.5%

Coach, Inc.†	37,400	1,133,968

Applications Software - 2.8%

Intuit, Inc.†	30,700	815,392
Microsoft Corp.	193,330	5,262,443

		6,077,835

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	3,700	160,506

Banks-Fiduciary - 4.1%

Northern Trust Corp.	28,700	1,940,981
State Street Corp.	64,400	5,058,620
The Bank of New York Mellon Corp.	43,700	1,917,119

		8,916,720

Beverages-Non-alcoholic - 0.5%

PepsiCo, Inc.	16,140	1,122,698

Broadcast Services/Program - 0.2%

Discovery Holding Co., Class A†	20,800	469,456

Cable TV - 0.9%

Rogers Communications, Inc., Class B	38,400	1,519,104
Shaw Communications, Inc., Class B	17,900	348,692

		1,867,796

Casino Hotels - 1.0%

Las Vegas Sands Corp.†#	19,700	1,641,010
MGM Mirage, Inc.†#	9,541	587,630

		2,228,640

Casino Services - 0.4%

International Game Technology	21,000	948,150

Cellular Telecom - 1.8%

America Movil SAB de CV, Series L ADR	59,500	3,597,370
MetroPCS Communications, Inc.†#	13,000	207,350

		3,804,720

Computer Aided Design - 0.4%

Autodesk, Inc.†	28,800	895,392

Computers - 3.2%

Apple, Inc.†	29,600	3,700,592
Dell, Inc.†	69,290	1,375,407
Hewlett-Packard Co.	35,500	1,695,835

		6,771,834

Computers-Memory Devices - 0.7%

EMC Corp.†	92,900	1,443,666

Consulting Services - 0.7%

Accenture Ltd., Class A	40,300	1,420,575

Cosmetics & Toiletries - 1.3%

Procter & Gamble Co.	41,176	2,725,028

Data Processing/Management - 1.8%

Automatic Data Processing, Inc.	55,700	2,225,215
Fiserv, Inc.†	14,700	773,514
Mastercard, Inc., Class A#	4,300	817,000

		3,815,729

Distribution/Wholesale - 0.2%

Fastenal Co.#	12,700	516,382

Diversified Manufacturing Operations - 5.7%

Danaher Corp.	68,340	5,067,411
General Electric Co.	170,550	5,652,027
Illinois Tool Works, Inc.	17,300	848,911
Tyco International, Ltd.	19,200	769,152

		12,337,501

E-Commerce/Products - 1.7%

Amazon.com, Inc.†#	55,700	3,590,979

E-Commerce/Services - 1.0%

eBay, Inc.†	48,640	1,282,150
Expedia, Inc.†	9,100	208,663
Monster Worldwide, Inc.†#	27,200	723,248

		2,214,061

Electronic Components-Semiconductors - 1.4%

Broadcom Corp., Class A†	17,300	327,143
Intel Corp.	74,870	1,493,657
Xilinx, Inc.#	51,830	1,158,919

		2,979,719

Electronic Forms - 0.4%

Adobe Systems, Inc.†	27,120	912,588

Engineering/R&D Services - 1.6%

Foster Wheeler, Ltd.†	31,400	2,055,130
McDermott International, Inc.†	24,500	1,279,390

		3,334,520

Enterprise Software/Service - 0.6%

Oracle Corp.†	66,150	1,243,620

Entertainment Software - 0.8%

Electronic Arts, Inc.†	38,400	1,815,936

Finance-Credit Card - 0.6%

American Express Co.	32,400	1,370,520

Finance-Investment Banker/Broker - 3.1%

Merrill Lynch & Co., Inc.	21,900	1,085,364
Morgan Stanley	31,000	1,305,720
The Charles Schwab Corp.	96,600	1,894,326
The Goldman Sachs Group, Inc.	12,500	2,120,375
UBS AG(3)	6,315	206,775

		6,612,560

Finance-Other Services - 0.8%

CME Group, Inc.	3,100	1,591,230
IntercontinentalExchange, Inc.†	500	65,150

		1,656,380

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	18,050	506,483

Health Care Cost Containment - 0.6%

McKesson Corp.	21,000	1,233,960

Hotel/Motel - 0.6%

Marriott International, Inc., Class A	40,300	1,374,230

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	203	1,502

Industrial Gases - 0.7%

Praxair, Inc.	19,400	1,557,432

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	7,800	436,254

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	17,800	1,298,866

Internet Security - 0.8%

McAfee, Inc.†	16,900	562,263
VeriSign, Inc.†#	31,900	1,110,120

		1,672,383

Investment Management/Advisor Services - 2.3%

Ameriprise Financial, Inc.	31,540	1,597,186
BlackRock, Inc.#	2,400	463,800
Franklin Resources, Inc.	30,000	2,831,100

		4,892,086

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	11,400	756,618

Medical Instruments - 2.3%

Intuitive Surgical, Inc.†	700	197,344
Medtronic, Inc.	50,500	2,492,680
St. Jude Medical, Inc.†	52,420	2,253,012

		4,943,036

Medical Labs & Testing Services - 1.1%

Laboratory Corp. of America Holdings†#	29,600	2,288,376

Medical Products - 1.5%

Baxter International, Inc.	15,300	903,006
Becton Dickinson & Co.	3,800	343,596
Stryker Corp.	29,400	1,914,234

		3,160,836

Medical-Biomedical/Gene - 2.4%

Celgene Corp.†#	35,000	1,972,950
Genentech, Inc.†	41,790	3,165,593

		5,138,543

Medical-Drugs - 2.8%

Allergan, Inc.	33,600	1,990,128
Forest Laboratories, Inc.†	1,600	63,632
Merck & Co., Inc.	16,400	726,520
Novartis AG(3)	1,616	79,425
Roche Holding AG(3)	8,939	1,755,545
Schering-Plough Corp.	50,700	1,100,190
Wyeth	6,420	280,040

		5,995,480

Medical-HMO - 3.0%

Aetna, Inc.	53,900	2,673,440
Humana, Inc.†	18,000	1,229,940
WellPoint, Inc.†	35,760	2,506,061

		6,409,441

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	15,300	904,842

Metal-Diversified - 1.4%

Freeport-McMoRan Copper & Gold, Inc.#	30,500	3,076,230

Multimedia - 0.7%

The McGraw-Hill Cos., Inc.	34,400	1,407,992
Viacom, Inc., Class B†	3,614	143,657

		1,551,649

Networking Products - 3.0%

Cisco Systems, Inc.†	140,240	3,417,649
Juniper Networks, Inc.†#	112,970	3,029,855

		6,447,504

Oil Companies-Exploration & Production - 1.3%

EOG Resources, Inc.#	5,000	594,950
Murphy Oil Corp.	27,100	2,178,298

		2,773,248

Oil Companies-Integrated - 2.2%

Chevron Corp.	5,300	459,298
Exxon Mobil Corp.	30,500	2,653,805
Total SA ADR	22,600	1,703,814

		4,816,917

Oil-Field Services - 5.2%

Baker Hughes, Inc.	25,900	1,742,811
Schlumberger, Ltd.	67,800	5,861,310
Smith International, Inc.#	58,000	3,655,740

		11,259,861

Optical Supplies - 0.7%

Alcon, Inc.	10,100	1,461,773

Pharmacy Services - 1.4%

Express Scripts, Inc.†	24,200	1,430,220
Medco Health Solutions, Inc.†	37,400	1,657,194

		3,087,414

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†#	26,000	736,840

Retail-Discount - 1.6%

Costco Wholesale Corp.	15,600	965,952
Target Corp.	15,125	795,726
Wal-Mart Stores, Inc.	35,260	1,748,543

		3,510,221

Retail-Drug Store - 2.4%

CVS Caremark Corp.	127,249	5,138,315

Retail-Regional Department Stores - 1.0%

Kohl’s Corp.†	47,700	2,119,788

Retail-Restaurants - 0.7%

McDonald’s Corp.	13,700	741,307
Yum! Brands, Inc.	23,800	819,910

		1,561,217

School - 0.2%

Apollo Group, Inc., Class A†	6,900	423,522

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	30,620	824,290

Marvell Technology Group, Ltd.†#	120,000	1,357,200

		2,181,490

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	20,100	385,317

Steel-Producer - 0.1%

Nucor Corp.	1,600	103,312

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	73,400	1,705,082

Telephone-Integrated - 0.4%

AT&T, Inc.	26,700	929,961

Therapeutics - 1.8%

Gilead Sciences, Inc.†	81,940	3,877,401

Toys - 0.7%

Nintendo Co., Ltd.(3)	2,800	1,390,245

Transport-Services - 0.3%

Expeditors International of Washington, Inc.#	14,200	558,344

Web Portals/ISP - 2.8%

Google, Inc., Class A†	11,900	5,607,042
Yahoo!, Inc.†	17,100	475,038

		6,082,080

Wireless Equipment - 3.5%

American Tower Corp., Class A†	73,400	2,821,496
Nokia Oyj ADR	75,400	2,715,154
QUALCOMM, Inc.	47,020	1,992,237

		7,528,887

Total Common Stock (cost $202,834,025)		209,698,832

PREFERRED STOCK - 0.4%

Oil Companies-Integrated - 0.4%

Petroleo Brasileiro SA ADR (cost $795,362)	8,200	803,026

Total Long-Term Investment Securities (cost $203,629,387)		210,501,858

SHORT-TERM INVESTMENT SECURITIES - 12.8%
Collective Investment Pool - 8.0%

Securities Lending Quality Trust(1)	17,126,368	17,126,368

Registered Investment Company - 4.8%

T. Rowe Price Reserve Investment Fund	10,417,386	10,417,386

Total Short-Term Investment Securities (cost $27,543,754)		27,543,754

TOTAL INVESTMENTS (cost $231,173,141)(2)	110.7%	238,045,612

Liabilities in excess of other assets	(10.7)	(22,946,175)

NET ASSETS—	100.0%	$215,099,437

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I BROAD CAP VALUE INCOME FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.0%
Aerospace/Defense-Equipment - 1.2%

Goodrich Corp.	5,200	$307,996

Apparel Manufacturer - 0.9%

Hanesbrands, Inc.†	8,400	244,440

Banks-Commercial - 0.7%

The South Financial Group, Inc.	12,300	177,489

Banks-Super Regional - 3.5%

Bank of America Corp.	10,951	435,193
Capital One Financial Corp.	4,000	184,120
Wells Fargo & Co.	9,700	283,531

		902,844

Chemicals-Diversified - 1.3%

E.I. du Pont de Nemours & Co.	7,100	329,582

Coatings/Paint - 0.7%

The Sherwin-Williams Co.	3,500	181,230

Computer Services - 1.1%

Computer Sciences Corp.†	6,300	273,735

Computers - 0.6%

International Business Machines Corp.	1,400	159,404

Cruise Lines - 2.7%

Carnival Corp.	10,000	393,500
Royal Caribbean Cruises, Ltd.	8,800	308,088

		701,588

Diversified Manufacturing Operations - 4.5%

Honeywell International, Inc.	8,300	477,582
Illinois Tool Works, Inc.	10,000	490,700
ITT, Inc.	3,700	208,088

		1,176,370

Electric Products-Misc. - 1.2%

Emerson Electric Co.	6,300	321,048

Electric-Integrated - 7.9%

CenterPoint Energy, Inc.	14,400	211,392
Dominion Resources, Inc.	8,100	323,514
Duke Energy Corp.	11,600	203,464
Entergy Corp.	4,300	441,782
MDU Resources Group, Inc.	11,350	298,051
Pinnacle West Capital Corp.	7,800	277,290
Xcel Energy, Inc.	15,800	313,156

		2,068,649

Electronics-Military - 2.7%

L-3 Communications Holdings, Inc.	6,500	690,885

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.	6,300	112,581

Finance-Commercial - 0.5%

CIT Group, Inc.	6,100	135,542

Finance-Consumer Loans - 2.2%

SLM Corp.†	29,700	582,417

Finance-Credit Card - 1.2%

American Express Co.	7,600	321,480

Finance-Investment Banker/Broker - 2.8%

Citigroup, Inc.	10,900	258,439
JPMorgan Chase & Co.	6,100	247,965
The Bear Stearns Cos., Inc.	2,900	231,594

		737,998

Food-Misc. - 0.9%

Kraft Foods, Inc., Class A	7,397	230,564

Hospital Beds/Equipment - 1.1%

Hillenbrand Industries, Inc.	5,400	283,338

Insurance Broker - 0.9%

Willis Group Holdings, Ltd.	7,000	229,950

Insurance-Multi-line - 2.5%

Allstate Corp.	5,900	281,607
Hartford Financial Services Group, Inc.	3,100	216,690
XL Capital, Ltd., Class A	4,200	151,452

		649,749

Insurance-Reinsurance - 0.9%

Axis Capital Holdings, Ltd.	6,100	224,907

Medical Labs & Testing Services - 0.8%

Quest Diagnostics, Inc.	4,500	214,515

Medical Products - 1.5%

Baxter International, Inc.	6,400	377,728

Medical-Drugs - 4.4%

Bristol-Myers Squibb Co.	15,300	345,933
Pfizer, Inc.	21,300	474,564
Wyeth	7,700	335,874

		1,156,371

Medical-HMO - 5.0%

Coventry Health Care, Inc.†	6,900	357,903
UnitedHealth Group Inc.	8,700	404,376
WellPoint, Inc.†	7,600	532,608

		1,294,887

Office Automation & Equipment - 1.0%

Pitney Bowes, Inc.	7,300	261,194

Office Supplies & Forms - 1.3%

Avery Dennison Corp.	6,700	343,844

Oil Companies-Exploration & Production - 5.4%

Murphy Oil Corp.	7,800	626,964
Occidental Petroleum Corp.	10,100	781,437

		1,408,401

Oil Companies-Integrated - 3.6%

Chevron Corp.	2,200	190,652
ConocoPhillips	7,700	636,867
Marathon Oil Corp.	2,200	116,952

		944,471

Pharmacy Services - 1.0%

Omnicare, Inc.	12,100	253,858

Pipelines - 2.4%

El Paso Corp.	21,800	355,340
Spectra Energy Corp.	11,750	271,543

		626,883

Publishing-Newspapers - 0.2%

Gannett Co., Inc.	2,100	63,315

Publishing-Periodicals - 0.2%

Idearc, Inc.	9,400	45,308

Real Estate Investment Trusts - 3.1%

Annaly Mtg. Management Trust, Inc.	25,500	527,595
First Industrial Realty Trust, Inc.	9,300	282,534

		810,129

Retail-Auto Parts - 0.8%

Advance Auto Parts, Inc.	6,000	201,240

Retail-Building Products - 0.5%

Home Depot, Inc.	4,900	130,095

Retail-Discount - 1.1%

Family Dollar Stores, Inc.	15,100	289,165

Retail-Office Supplies - 0.5%

Office Depot, Inc.†	12,300	139,851

Savings & Loans/Thrifts - 1.9%

New York Community Bancorp, Inc.	5,800	94,714
People’s United Financial, Inc.	16,510	278,359
Washington Mutual, Inc.	7,800	115,440

		488,513

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	9,000	172,530

Telephone-Integrated - 3.8%

AT&T, Inc.	12,950	451,048
Verizon Communications, Inc.	14,600	530,272

		981,320

Tobacco - 9.5%

Altria Group, Inc.	7,400	541,236
Imperial Tobacco Group PLC ADR	7,500	693,375
Loews Corp. - Carolina Group	4,800	361,392
Reynolds American, Inc.	6,000	382,320
UST, Inc.	9,400	510,326

		2,488,649

Tools-Hand Held - 2.4%

The Stanley Works	13,100	635,874

Transport-Rail - 1.2%

Burlington Northern Santa Fe Corp.	3,700	324,786

Transport-Services - 1.1%

Ryder System, Inc.	4,900	282,289

Wireless Equipment - 1.2%

Nokia Oyj ADR	9,000	324,090

Total Long-Term Investment Securities (cost $25,641,468)		25,303,092

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposit - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 03/03/08 (cost $745,000)	$745,000	745,000

TOTAL INVESTMENTS (cost $26,386,468) (1)	99.8%	26,048,092
Other assets less liabilities	0.2	49,180

NET ASSETS	100.0%	$26,097,272

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2008 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 8.4%
Diversified Financial Services - 8.4%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.40% due 05/20/36(1)	$1,243,986	$1,246,223
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)	1,216,559	1,142,102
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.46% due 04/12/38(2)(4)	330,000	319,939
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	600,000	577,549
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	247,377	244,563
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.80% due 07/25/37(1)(4)	1,325,139	1,290,415
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD2, Class A4 5.36% due 01/15/46(4)	275,000	262,885
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	1,235,000	1,201,382
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	830,000	777,304
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 07/25/34	1,195,000	989,081
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB20, Class A4 5.79% due 02/12/51(2)	540,000	517,402
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2001-C1, Class A3 5.86% due 10/12/35(2)	345,000	347,030
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(8)	1,000,000	925,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.77% due 10/15/12(3)	1,583,426	1,523,767
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)(4)	1,513,135	1,524,770
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	813,336	820,800

Total Asset Backed Securities (cost $14,177,394)		13,710,212

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(8)(9)(10) (cost $31,000)	31,000	26,040

CORPORATE BONDS & NOTES - 35.8%
Aerospace/Defense-Equipment - 0.3%

United Technologies Corp Senior Notes 4.88% due 05/01/15	458,000	468,492

Agricultural Chemicals - 0.2%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	30,000	30,600
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	85,000	83,513
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	175,000	185,937

		300,050

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	231,000	239,400
Cargill, Inc. Notes 5.00% due 11/15/13*	381,000	384,260

		623,660

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	253,000	240,666
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	145,710	144,253

		384,919

Auto-Cars/Light Trucks - 0.3%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(3)	230,000	227,892
Ford Motor Co. Debentures 6.38% due 02/01/29	240,000	151,200
General Motors Corp. Debentures 8.25% due 07/15/23#	145,000	109,656

		488,748

Banks-Commercial - 1.2%

Colonial Bank NA Sub. Notes 6.38% due 12/01/15	453,000	417,129
First Maryland Capital II Notes 4.09% due 02/01/27(3)	177,000	162,517

SouthTrust Bank Sub. Notes 4.75% due 03/01/13	404,000	411,156
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	470,000	488,862
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	404,000	395,527
US Bank NA Notes 3.90% due 08/15/08	34,000	33,994

		1,909,185

Banks-Fiduciary - 0.1%

The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	175,000	180,958

Banks-Super Regional - 0.6%

Fifth Third Bancorp Senior Notes 8.25% due 03/01/38	260,000	261,445
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	151,000	153,678
National City Preferred Capital Trust I Bank Guar. Bonds 12.00% due 12/10/12(3)(11)	165,000	171,777
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	340,000	363,912

		950,812

Beverages-Wine/Spirits - 0.3%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	467,000	468,428

Broadcast Services/Program - 0.1%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	97,000	88,028

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	146,000	140,890

Cable TV - 0.5%

CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13#	305,000	267,637
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15#	121,000	82,885
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	185,000	199,536
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	285,000	282,769

		832,827

Casino Hotels - 0.3%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	325,000	286,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	145,000	139,925

		425,925

Casino Services - 0.1%

Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	110,000	99,000

Cellular Telecom - 0.8%

Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(3)	340,000	312,800
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	490,000	541,215
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*#	20,000	17,800
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	155,000	136,400
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	350,000	260,750
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(3)	55,000	55,550
Rural Cellular Corp. Senior Notes 8.99% due 11/01/12(3)	10,000	10,100

		1,334,615

Chemicals-Diversified - 0.2%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14#	66,000	68,288
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	245,000	257,241

		325,529

Chemicals-Specialty - 0.3%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	250,000	258,750

Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16#	350,000	267,750

		526,500

Commercial Services-Finance - 0.5%

Credit Suisse/New York NY Sub. Notes 5.75% due 02/15/18	171,000	174,493
The Western Union Co. Senior Notes 5.40% due 11/17/11	588,000	607,092

		781,585

Computer Services - 0.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	110,000	102,025
Computer Sciences Corp. Notes 3.50% due 04/15/08#	105,000	104,913

		206,938

Computers - 0.2%

Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	330,000	337,088

Consumer Products-Misc. - 0.2%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	50,000	45,250
Clorox Co. Senior Notes 5.00% due 03/01/13	310,000	314,086

		359,336

Containers-Paper/Plastic - 0.3%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	75,000	69,938
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17#	500,000	442,500

		512,438

Cosmetics & Toiletries - 0.1%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	230,000	235,083

Data Processing/Management - 0.2%

Fiserv, Inc. Senior Notes 6.13% due 11/20/12	295,000	310,765

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	170,000	153,000

Diversified Financial Services - 0.5%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	185,000	190,288
General Electric Capital Corp Senior Notes 5.65% due 06/09/14	280,000	296,470
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	310,000	296,347

		783,105

Diversified Manufacturing Operations - 0.5%

Danaher Corp. Senior Notes 5.63% due 01/15/18	203,000	212,589
General Electric Co . Notes 5.25% due 12/06/17	290,000	291,057
Honeywell International, Inc. Senior Notes 4.25% due 03/01/13	387,000	393,074

		896,720

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	180,000	121,916

Electric Products-Misc. - 0.1%

Emerson Electric Co. Senior Notes 5.25% due 10/15/18	150,000	154,682

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	66,500	64,143

Electric-Generation - 0.6%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	374,000	387,087
The AES Corp. Senior Notes 8.00% due 10/15/17	215,000	219,300
The AES Corp. Senior Notes 8.88% due 02/15/11#	317,000	331,265

		937,652

Electric-Integrated - 4.4%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	230,000	230,632
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	560,000	579,494
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	404,000	404,063

Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	373,000	374,465
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(3)	420,000	386,085
DTE Energy Co. Senior Notes 7.05% due 06/01/11	260,000	281,037
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	339,000	340,821
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	230,000	235,095
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	485,000	487,640
FirstEnergy Corp. Notes 6.45% due 11/15/11	234,880	248,717
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	360,000	380,358
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	170,000	176,204
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	357,918	372,202
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	90,000	90,562
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	152,070	168,227
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	155,000	143,203
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	170,000	171,939
Peco Energy Co. 1st Refunding Mtg. 5.35% due 03/01/18	112,000	114,875
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	195,000	209,816
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	238,000	233,961
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	59,978
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	514,000	508,191
Sierra Pacific Power Co. Senior Mtg. 6.75% due 07/01/37	333,000	326,257
Southern Energy, Inc. Notes 7.90% due 07/15/09†(8)(9)(10)	175,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	173,000	167,736
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15*	120,000	117,000
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series B 10.25% due 11/01/15*#	105,000	102,375
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	227,000	227,756

		7,138,689

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	40,000	37,200
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	30,000	29,156
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16#	110,000	78,100
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	330,000	339,636
Spansion LLC Senior Sec. Notes 8.25% due 06/01/13*(3)	80,000	58,400

		542,492

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	304,000	309,855

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	80,000	79,400

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	1,000	967
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	260,000	246,548
GMAC LLC Notes 6.88% due 09/15/11	291,000	237,435

GMAC LLC Notes 6.88% due 08/28/12	10,000	7,982

		492,932

Finance-Commercial - 0.2%

Caterpillar Financial Services Corp. Notes 4.70% due 03/15/12	239,000	246,147
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	86,000	87,408

		333,555

Finance-Consumer Loans - 0.1%

John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	150,000	157,418

Finance-Investment Banker/Broker - 1.6%

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	348,000	367,112
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	130,000	129,102
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	450,000	462,546
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	346,000	359,009
Lehman Brothers Holdings, Inc. Notes 5.63% due 01/24/13	346,000	346,310
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	170,000	171,222
Schwab Capital Trust I Notes 7.50% due 11/15/37(3)	67,000	67,309
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10#	21,000	20,710
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	300,000	291,054
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	457,000	426,667

		2,641,041

Finance-Mortgage Loan/Banker - 0.2%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	13,000	11,685
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16#	131,000	112,625
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	240,000	129,600
Residential Capital LLC Company Guar. Notes 6.18% due 05/22/09(3)	46,000	31,280

		285,190

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	340,000	344,316

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16#	110,000	109,450

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	75,000	63,750

Home Furnishings - 0.1%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14#	50,000	40,250
Simmons Co. Senior Notes 10.00% due 12/15/14(5)	72,000	48,060

		88,310

Hotel/Motel - 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	170,000	170,406

Independent Power Producer - 0.2%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	333,000	320,929

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc. Debentures 5.65% due 12/01/17	71,000	74,462
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	298,000	305,727

		380,189

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	237,331
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	140,000	146,220

		383,551

Insurance-Life/Health - 0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	121,000	127,289
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	199,000	203,775
Monumental Global Funding II Notes 5.65% due 07/14/11*	240,000	251,272

		582,336

Insurance-Property/Casualty - 0.1%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	127,000	123,012
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	65,000	56,833

		179,845

Investment Management/Advisor Services - 0.2%

LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	140,000	142,800
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	180,000	177,075

		319,875

Medical-Drugs - 0.7%

Abbott Laboratories Notes 6.15% due 11/30/37	14,000	14,546
American Home Products Corp. Notes 6.95% due 03/15/11	179,000	194,934
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	145,000	155,817
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	214,000	218,487
Wyeth Bonds 5.50% due 02/01/14	470,000	491,132

		1,074,916

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	276,000	273,378

Medical-Hospitals - 0.7%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	305,000	299,281
HCA, Inc. Senior Notes 6.25% due 02/15/13	325,000	281,938
HCA, Inc. Senior Notes 9.25% due 11/15/16	515,000	527,875
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	50,000	49,375

		1,158,469

Metal Processors & Fabrication - 0.3%

Commercial Metals Co. Senior Notes 6.50% due 07/15/17	297,000	313,365
Timken Co. Notes 5.75% due 02/15/10	199,000	206,227

		519,592

Metal-Aluminum - 0.5%

Alcoa, Inc. Notes 6.00% due 01/15/12	210,000	217,859
Alcoa, Inc. Bonds 6.50% due 06/15/18	510,000	532,075

		749,934

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	180,000	190,800
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*	50,000	38,500

		229,300

Multimedia - 1.5%

Belo Corp. Senior Notes 6.75% due 05/30/13	125,000	122,685
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	600,000	654,173
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	470,000	495,335
Time Warner Cos, Inc. Company Guar. Notes 7.25% due 10/15/17	259,000	277,285
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	368,000	424,645
Viacom, Inc. Senior Notes 6.88% due 04/30/36	470,000	449,390

		2,423,513

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	110,000	113,643

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	202,000	209,438

Office Automation & Equipment - 0.7%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	140,000	138,775
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	684,000	703,404
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	306,000	314,348

		1,156,527

Oil Companies-Exploration & Production - 0.8%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13#	790,000	811,725
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	180,000	169,650
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	315,000	308,700

		1,290,075

Oil Companies-Integrated - 0.2%

Hess Corp. Bonds 7.88% due 10/01/29	218,000	258,765

Oil Refining & Marketing - 0.4%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	697,345

Oil-Field Services - 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	55,000	50,325

Paper & Related Products - 0.2%

Bowater, Inc. Notes 6.50% due 06/15/13	170,000	101,150
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	125,000	117,188
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	40,000	37,200

		255,538

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	195,000	192,563

Pipelines - 1.0%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	200,000	219,512
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	340,000	346,800
Duke Energy Field Services LLC Notes 6.88% due 02/01/11#	194,000	205,097
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	170,000	169,894
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	407,000	406,083
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	340,000	370,600

		1,717,986

Publishing-Newspapers - 0.0%

Gannett Co, Inc. Notes 5.75% due 06/01/11	77,000	78,952

Publishing-Periodicals - 0.1%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	140,000	100,800

Quarrying - 0.2%

Vulcan Materials Senior Notes 5.60% due 11/30/12#	340,000	356,031

Radio - 0.2%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	334,000	346,097

Real Estate Investment Trusts - 0.7%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	370,000	346,249
Liberty Property LP Senior Notes 5.63% due 10/01/17	170,000	166,342
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	240,000	247,305
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	60,000	53,165
Simon Property Group LP Notes 5.38% due 08/28/08#	148,000	148,200

Vornado Realty LP Notes 4.50% due 08/15/09#	230,000	225,427

		1,186,688

Recycling - 0.1%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	170,000	126,650
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16#	80,000	54,900

		181,550

Rental Auto/Equipment - 0.5%

Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	335,000	279,548
Erac USA Finance Co. Notes 7.35% due 06/15/08*	530,000	535,366

		814,914

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	175,000	115,063

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	213,000	227,319

Retail-Drug Store - 0.5%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	188,000	190,506
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	217,696	227,547
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	418,780	403,939

		821,992

Retail-Restaurants - 0.3%

McDonald’s Corp. Senior Notes 6.30% due 03/01/38	260,000	267,113
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14#	180,000	156,600

		423,713

Savings & Loans/Thrifts - 0.8%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(3)	113,000	112,537
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	430,000	426,118
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(3)(11)	400,000	275,694
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11#	260,000	243,356
Western Financial Bank Senior Debentures 9.63% due 05/15/12#	228,000	245,369

		1,303,074

Special Purpose Entities - 1.9%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	546,000	545,503
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(3)	255,000	174,718
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	622,000	652,323
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15#	15,000	15,300
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 9.75% due 04/01/17#	75,000	74,438
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	60,000	62,100
ING USA Global Funding Trust Notes 4.25% due 10/01/10	160,000	165,608
KAR Holdings, Inc. Company Guar. Notes 7.24% due 05/01/14*(3)	75,000	62,625
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	192,000	156,472
Pricoa Global Funding I Notes 5.30% due 09/27/13*	390,000	410,225
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	610,000	621,506
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	155,000	137,950

		3,078,768

Steel-Producers - 0.6%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14#	480,000	499,894
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	206,391

Ryerson, Inc. Senior Sec. Notes 10.61% due 11/01/14*(3)	125,000	115,625
United States Steel Corp. Senior Notes 7.00% due 02/01/18	149,000	147,585

		969,495

Telecom Services - 0.6%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95#	660,000	664,543
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	18,550
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	247,500

		930,593

Telephone-Integrated - 1.2%

AT&T Corp. Senior Notes 7.30% due 11/15/11	238,000	263,913
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	640,114
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	22,750
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	30,000	27,600
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	80,000	80,911
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	300,000	317,726
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	470,000	329,000
Verizon New York, Inc. Debentures 6.88% due 04/01/12	320,000	344,380

		2,026,394

Television - 0.2%

ION Media Networks, Inc. Sec. Senior Notes 10.51% due 01/15/13*(3)	255,000	196,669
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	100,000	69,000

		265,669

Transport-Air Freight - 0.7%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	416,891	410,638
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	110,515	121,567
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	592,067	578,745

		1,110,950

Transport-Rail - 0.6%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55#(3)	470,000	427,810
CSX Corp. Senior Notes 6.25% due 03/15/18	419,000	427,429
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	99,262

		954,501

Transport-Services - 0.3%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	290,000	266,800
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	170,000	177,069

		443,869

Travel Service - 0.0%

Travelport LLC Company Guar. Notes 9.75% due 09/01/14(3)	100,000	80,000

Total Corporate Bonds & Notes (cost $59,820,539)		58,514,285

FOREIGN CORPORATE BONDS & NOTES - 6.8%
Banks-Commercial - 0.8%

Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(3)(11)	245,000	246,724
BOI Capital Funding Bank Guar. Bonds 6.11% due 02/04/16*(3)(11)	175,000	144,332
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(3)(11)	196,000	121,520
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(11)	375,000	324,835
Landsbanki Islands Jr. Sub. Notes 7.43% due 10/19/17*(3)(11)	195,000	172,357

Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(3)(11)	360,000	346,871

		1,356,639

Banks-Money Center - 0.3%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/29/09(11)	225,000	196,807
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(11)	245,000	249,942

		446,749

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	150,000	154,393

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	245,000	234,658

Diversified Manufacturing Operations - 0.4%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*#	125,000	128,437
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	160,000	158,149
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	388,000	407,677

		694,263

Diversified Operations - 0.3%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	400,000	417,495

Electric-Integrated - 0.3%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37#	324,000	342,764
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	111,000	116,436

		459,200

Electronic Components-Misc. - 0.0%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15#	25,000	20,735

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	125,000	125,000

Food-Retail - 0.2%

Delhaize Group SA Notes 6.50% due 06/15/17	312,000	318,932

Insurance-Multi-line - 0.5%

Aegon NV Sub. Bonds 4.57% due 07/15/14(3)(11)	280,000	179,480
AXA SA Sub. Notes 6.38% due 12/14/36*(3)(11)	323,000	260,981
ING Groep NV Bonds 5.78% due 12/08/15(3)(11)	325,000	294,573

		735,034

Investment Companies - 0.3%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	225,000	229,273
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	293,000	276,752

		506,025

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14#	170,000	117,300
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(3)	70,000	55,300
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	155,000	146,087

		318,687

Metal-Aluminum - 0.2%

Alcan, Inc. Notes 6.13% due 12/15/33	260,000	248,165

Metal-Diversified - 0.2%

Inco, Ltd. Bonds 7.20% due 09/15/32	270,000	263,623

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	50,000	51,075
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14*	170,000	165,325
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	10,000	9,875

		226,275

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10#	180,000	100,575

Pipelines - 0.6%

Enbridge, Inc. Bonds 5.80% due 06/15/14	619,000	634,292
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	278,000	258,540

		892,832

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*#(6)(7)	105,000	50,925

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	181,000	185,999

Satellite Telecom - 0.0%

Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(5)	75,000	62,813

Special Purpose Entities - 0.5%

Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	190,000	189,546
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(3)(11)	453,000	393,625
SovRisc BV Notes 4.63% due 10/31/08*	215,000	218,255

		801,426

Telecom Services - 0.0%

TELUS Corp. Notes 8.00% due 06/01/11	65,000	72,209

Telephone-Integrated - 1.1%

British Telecom PLC Senior Notes 5.15% due 01/15/13	224,000	229,182
British Telecommunications PLC Bonds 8.63% due 12/15/30	372,000	483,898
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	160,000	158,499
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	375,000	388,275
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	470,000	492,727

		1,752,581

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*#	429,000	377,189

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11#	210,000	226,297

Total Foreign Corporate Bonds & Notes (cost $11,763,523)		11,048,719

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom Notes 2.25% due 07/08/08* (cost $196,991)	197,000	196,985

U.S. GOVERNMENT AGENCIES - 33.9%
Federal Home Loan Bank - 2.3%

4.50% due 09/08/08	1,100,000	1,110,874
5.50% due 07/01/37	1,066,619	1,073,279
5.50% due 08/01/37	892,202	897,773
6.00% due 11/01/37	741,872	758,107

		3,840,033

Federal Home Loan Mtg. Corp. - 19.9%

4.45% due 03/06/08	64,000	64,009
4.50% due 01/15/34	2,030,000	1,973,306
5.00% due 11/15/28	1,145,000	1,180,404
5.00% due 09/15/31	1,475,000	1,508,841
5.00% due 10/01/33	24,449	24,181
5.00% due 06/01/34	519,990	513,799
5.00% due 10/15/34	2,025,000	2,020,922
5.00% due 07/01/35	446,077	440,171
5.00% due 10/01/35	2,368,681	2,337,319
5.00% due 05/01/36	3,542,600	3,490,079
5.00% due 11/01/36	207,142	204,071
5.50% due 11/01/18	521,038	534,545
5.50% due 11/15/25	2,850,000	2,961,733
5.50% due 06/15/31	887,000	920,134
5.50% due 10/01/33	33,320	33,646
5.50% due 02/01/35	1,015,571	1,022,477
5.50% due 07/01/36	2,143,537	2,157,407
5.50% due 05/01/37	1,643,015	1,653,273
5.50% due 10/01/37	123,718	124,491
5.80% due 01/01/37(3)	919,923	943,575
5.81% due 01/01/37(3)	1,275,702	1,294,322
6.00% due 10/01/33	731,544	750,440
6.00% due 07/01/36	1,802,977	1,842,826
6.00% due 10/01/37	1,322,559	1,351,503
6.03% due 10/01/36(3)	1,979,306	2,037,171
6.50% due 02/01/33	92,394	96,722
6.50% due 02/01/35	58,546	61,080
6.50% due 01/01/36	238,748	248,071
6.50% due 03/01/36	399,071	414,655
7.00% due 11/01/16	58,872	61,812
7.00% due 07/01/32	32,937	34,918
7.50% due 04/01/31	140,738	152,296
8.00% due 01/01/29	12,301	13,368
8.00% due 12/01/29	9,109	9,901
8.00% due 12/01/30	35,416	38,501
8.00% due 01/01/31	271	295

		32,516,264

Federal National Mtg. Assoc. - 11.5%

6.50% due 10/01/37	1,503,681	1,559,117
4.50% due 11/01/22	2,582,005	2,584,578
5.00% due 11/25/30	1,437,000	1,467,832
5.00% due 10/01/33	57,462	56,857
5.00% due 03/01/34	636,522	629,153
5.00% due 10/01/35	1,390,000	1,372,264
5.00% due 01/01/37	1,838,227	1,811,203
5.50% due 11/01/22	506,917	518,412
5.50% due 04/01/33	1,029,351	1,039,945
5.50% due 12/01/33	869,961	878,452
5.50% due 05/01/34	508,724	513,690
5.50% due 10/01/34	565,008	569,733
5.50% due 12/01/35	953,169	959,858
5.50% due 02/01/36(3)	446,834	456,560
5.50% due 11/01/36	1,500,525	1,510,228
6.00% due 03/01/16	2,671	2,766
6.00% due 12/01/16	70,395	72,915
6.00% due 11/01/17	186,683	193,427
6.00% due 12/01/20	542,040	561,444
6.00% due 12/01/33	584,640	600,052
6.00% due 10/01/36	290,568	297,056
6.50% due 03/01/17	107,094	112,334
6.50% due 08/01/31	58,870	61,474
6.50% due 07/01/32	393,023	410,308
6.50% due 07/01/36	356,623	369,798
7.00% due 09/01/31	234,184	249,835
7.50% due 08/01/15	1,138	1,190

		18,860,481

Government National Mtg. Assoc. - 0.2%

6.00% due 03/15/29	41,497	43,146
6.00% due 04/15/29	16,588	17,248
6.50% due 07/15/32	88,539	92,868
6.50% due 09/15/32	163,683	171,685

		324,947

Total U.S. Government Agencies (cost $54,641,292)		55,541,725

U.S. GOVERNMENT TREASURIES - 11.8%
United States Treasury Bonds - 1.2%

4.50% due 02/15/36#	925,000	936,779
4.75% due 02/15/37#	657,000	692,416
5.00% due 05/15/37#	284,000	311,313

		1,940,508

United States Treasury Notes - 10.6%
United States Treasury Notes

2.88% due 01/31/13#	128,000	130,250
3.50% due 02/15/18	171,000	170,573
4.25% due 08/15/14#	250,000	269,922
4.25% due 11/15/17#	4,141,000	4,377,488
4.50% due 05/15/10#	190,000	201,786
4.50% due 02/28/11#	2,500,000	2,689,845
4.63% due 10/31/11#	1,400,000	1,523,703
4.63% due 12/31/11#	3,200,000	3,491,002
4.88% due 05/31/08	800,000	805,750
4.88% due 06/30/09#	2,300,000	2,399,907
United States Treasury Notes TIPS

0.88% due 04/15/10# (14)	710,722	731,710
2.00% due 01/15/14# (14)	527,475	572,558

		17,364,494

Total U.S. Government Treasuries (cost $18,378,747)		19,305,002

COMMON STOCK - 0.0%
Independent Power Producer - 0.0%

Mirant Corp.† (cost $0)	217	8,029

Total Long-Term Investment Securities (cost $159,009,486)		158,350,997

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Collective Investment Pool 7.9%

Securities Lending Quality Trust (12)
(cost $12,925,982)	12,925,982	12,925,982

REPURCHASE AGREEMENT - 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $5,941,233 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.83%, due 08/22/14 and having an approximate value of $6,122,906 (cost $5,940,000)	5,940,000	5,940,000

TOTAL INVESTMENTS (cost $177,875,468)(13)	108.30%	177,216,979
Liabilities in excess of other assets	(8.30)	(13,510,050)

NET ASSETS	100.0%	$163,706,929

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $13,322,824 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security.
#	The security or a portion thereof is out on loan.
(1)	Collateralized Mortgage Obligation
(2)	Comercial Mortgage Back Security
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(4)	Variable Rate Security - the rate reflected is as of February 29, 2008, maturity date reflects the stated maturity date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Bond in default.
(7)	Company has filed Chapter 11 bankrupcy protection.
(8)	Fair valued security: see Note 1
(9)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29 2008, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$31,000	$31,000	$26,040	$0.84	0.02%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	0	0	0.00	0.00

				$26,040		0.02%

(10)	Illiquid security
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	The security is purchased with the cash collateral received from security on loan.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Principal amount of security is adjusted for inflation.

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agency - 0.8%

Omnicom Group, Inc.#	62,000	$2,769,540

Aerospace/Defense - 3.1%

Lockheed Martin Corp.	30,000	3,096,000
Northrop Grumman Corp.	21,800	1,713,698
Raytheon Co.	91,200	5,913,408

		10,723,106

Agricultural Chemicals - 1.1%

Monsanto Co.	32,000	3,701,760

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	17,600	793,760

Airlines - 0.6%

Continental Airlines, Inc., Class B†#	78,000	1,886,040

Applications Software - 1.9%

Microsoft Corp.	234,000	6,369,480

Athletic Footwear - 0.8%

NIKE, Inc., Class B	45,000	2,709,000

Audio/Video Products - 0.1%

Sony Corp. ADR	4,800	226,608

Banks-Fiduciary - 0.8%

The Bank of New York Mellon Corp.	64,551	2,831,852

Banks-Super Regional - 1.1%

Bank of America Corp.	75,200	2,988,448
Wells Fargo & Co.#	24,200	707,366

		3,695,814

Batteries/Battery Systems - 0.7%

Energizer Holdings, Inc.†#	25,000	2,320,750

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.#	47,900	2,223,518
The Dow Chemical Co.	11,300	425,897

		2,649,415

Chemicals-Specialty - 0.8%

The Mosaic Co.†	25,000	2,782,500

Coal - 0.2%

Peabody Energy Corp.#	14,500	820,990

Coatings/Paint - 0.4%

The Sherwin-Williams Co.#	29,000	1,501,620

Computer Services - 0.9%

Electronic Data Systems Corp.	118,000	2,043,760
Unisys Corp.†#	244,100	1,008,133

		3,051,893

Computers - 4.8%

Hewlett-Packard Co.	142,600	6,812,002
International Business Machines Corp.	76,200	8,676,132
Sun Microsystems, Inc.†	49,550	812,620

		16,300,754

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	32,600	2,124,868

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	12,000	298,920

Containers-Paper/Plastic - 0.6%

Packaging Corp. of America#	97,000	2,210,630

Cosmetics & Toiletries - 0.4%

Procter & Gamble Co.	22,000	1,455,960

Diversified Manufacturing Operations - 4.2%

General Electric Co.	197,800	6,555,092
Honeywell International, Inc.	77,800	4,476,612
SPX Corp.	23,000	2,352,900
Tyco International, Ltd.	26,850	1,075,611

		14,460,215

E-Commerce/Products - 0.7%

Amazon.com, Inc.†#	37,000	2,385,390

E-Commerce/Services - 0.3%

eBay, Inc.†	39,000	1,028,040

Electric-Integrated - 0.7%

Dominion Resources, Inc.#	27,000	1,078,380
Southern Co.#	37,300	1,287,969

		2,366,349

Electronic Components-Misc. - 0.1%

Koninklijke Philips Electronics NV	11,000	428,120

Electronic Components-Semiconductors - 3.7%

Fairchild Semiconductor International, Inc.†	64,700	721,405
Intel Corp.	87,600	1,747,620
LSI Logic Corp.†#	447,600	2,255,904
Micron Technology, Inc.†#	261,100	1,963,472
NVIDIA Corp.†	119,000	2,545,410
Texas Instruments, Inc.	111,000	3,325,560

		12,559,371

Electronic Design Automation - 0.7%

Synopsys, Inc.†	109,000	2,529,890

Electronic Parts Distribution - 0.7%

Avnet, Inc.†	70,000	2,359,700

Engineering/R&D Services - 0.8%

Fluor Corp.	19,000	2,645,750

Engines-Internal Combustion - 0.7%

Cummins, Inc.	48,000	2,418,240

Enterprise Software/Service - 2.5%

BMC Software, Inc.†	77,000	2,485,560
CA, Inc.	103,000	2,356,640
Oracle Corp.†	197,000	3,703,600

		8,545,800

Finance-Investment Banker/Broker - 2.8%

Citigroup, Inc.	74,500	1,766,395
JPMorgan Chase & Co.	87,400	3,552,810
Morgan Stanley	44,800	1,886,976
The Charles Schwab Corp.	130,000	2,549,300

		9,755,481

Food-Misc. - 2.2%

General Mills, Inc.	36,400	2,038,036
Kraft Foods, Inc., Class A	78,300	2,440,611
Unilever NV	103,000	3,203,300

		7,681,947

Food-Retail - 0.7%

The Kroger Co.	102,000	2,473,500

Health Care Cost Containment - 0.7%

McKesson Corp.	43,000	2,526,680

Hospital Beds/Equipment - 0.7%

Kinetic Concepts, Inc.†#	48,000	2,466,720

Instruments-Controls - 0.6%

Mettler Toledo International, Inc.†	22,000	2,149,400

Instruments-Scientific - 0.6%

Waters Corp.†	36,000	2,145,960

Insurance-Life/Health - 0.9%

AFLAC, Inc.	6,000	374,460
CIGNA Corp.	52,000	2,318,160
Prudential Financial, Inc.#	7,300	532,681

		3,225,301

Insurance-Multi-line - 3.9%

ACE, Ltd.	23,000	1,293,520
Cincinnati Financial Corp.	33,000	1,226,610
CNA Financial Corp.#	67,000	1,785,550
Hartford Financial Services Group, Inc.	26,000	1,817,400
Loews Corp.	61,000	2,552,240
MetLife, Inc.#	63,100	3,676,206
XL Capital, Ltd., Class A	33,000	1,189,980

		13,541,506

Insurance-Property/Casualty - 1.6%

The Travelers Cos., Inc.	118,300	5,490,303

Internet Security - 0.7%

McAfee, Inc.†	75,000	2,495,250

Machinery-Farming - 1.4%

Deere & Co.	57,600	4,908,096

Medical Products - 1.8%

Baxter International, Inc.	39,800	2,348,996
Covidien, Ltd.	32,850	1,405,652
Johnson & Johnson	39,100	2,422,636

		6,177,284

Medical-Biomedical/Gene - 0.8%

Biogen Idec, Inc.†	45,000	2,626,200

Medical-Drugs - 6.3%

Bristol-Myers Squibb Co.	145,300	3,285,233
Eli Lilly & Co.	66,000	3,301,320
GlaxoSmithKline PLC ADR#	28,200	1,238,262
Merck & Co., Inc.	89,000	3,942,700
Pfizer, Inc.	315,900	7,038,252
Schering-Plough Corp.	77,800	1,688,260
Wyeth	24,000	1,046,880

		21,540,907

Medical-HMO - 2.6%

Aetna, Inc.	53,000	2,628,800
UnitedHealth Group Inc.	75,000	3,486,000
WellPoint, Inc.†	40,000	2,803,200

		8,918,000

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc.	12,900	762,906

Metal-Aluminum - 0.5%

Alcoa, Inc.	47,100	1,749,294

Metal-Copper - 0.8%

Southern Copper Corp.#	23,000	2,624,530

Multimedia - 2.5%

Meredith Corp.#	15,000	650,250
The Walt Disney Co.	161,000	5,218,010
Time Warner, Inc.	183,700	2,867,557

		8,735,817

Networking Products - 0.9%

Cisco Systems, Inc.†	6,000	146,220
Juniper Networks, Inc.†	103,000	2,762,460

		2,908,680

Office Automation & Equipment - 1.5%

Xerox Corp.#	352,800	5,186,160

Office Furnishings-Original - 0.7%

Steelcase, Inc., Class A	157,000	2,226,260

Oil & Gas Drilling - 0.3%

Transocean, Inc.†	6,210	872,567

Oil Companies-Exploration & Production - 1.5%

Anadarko Petroleum Corp.	20,800	1,325,792
Occidental Petroleum Corp.	51,000	3,945,870

		5,271,662

Oil Companies-Integrated - 9.4%

Chevron Corp.	91,000	7,886,060
ConocoPhillips	59,000	4,879,890
Exxon Mobil Corp.	188,000	16,357,880
Marathon Oil Corp.	57,000	3,030,120

		32,153,950

Oil Field Machinery & Equipment - 0.8%

National-Oilwell Varco, Inc.†	45,000	2,803,500

Oil Refining & Marketing - 1.4%

Sunoco, Inc.	33,000	2,015,640
Valero Energy Corp.	50,000	2,888,500

		4,904,140

Oil-Field Services - 1.5%

BJ Services Co.#	75,100	1,948,094
Global Industries, Ltd.†	40,000	736,400
Halliburton Co.#	61,300	2,347,790

		5,032,284

Paper & Related Products - 0.8%

International Paper Co.	82,000	2,599,400

Pharmacy Services - 1.5%

Express Scripts, Inc.†	42,000	2,482,200
Medco Health Solutions, Inc.†	60,000	2,658,600

		5,140,800

Printing-Commercial - 0.7%

R.R. Donnelley & Sons Co.	71,000	2,259,930

Retail-Auto Parts - 0.7%

AutoZone, Inc.†#	21,000	2,416,680

Retail-Consumer Electronics - 0.8%

Best Buy Co., Inc.#	61,000	2,623,610

Retail-Discount - 0.6%

Dollar Tree Stores, Inc.†	73,000	1,958,590

Retail-Restaurants - 1.0%

McDonald’s Corp.	64,000	3,463,040

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	21,000	333,270

School - 0.7%

Apollo Group, Inc., Class A†	41,000	2,516,580

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	28,400	764,528
Integrated Device Technology, Inc.†	185,000	1,552,150

		2,316,678

Semiconductor Equipment - 2.0%

Applied Materials, Inc.	134,000	2,568,780
KLA-Tencor Corp.#	55,000	2,310,550
Novellus Systems, Inc.†#	97,000	2,141,760

		7,021,090

Telecommunication Equipment - 0.2%

Alcatel-Lucent ADR	91,800	538,866

Telephone-Integrated - 2.1%

AT&T, Inc.	108,700	3,786,021
Qwest Communications International, Inc.#	290,300	1,567,620
Verizon Communications, Inc.	51,300	1,863,216

		7,216,857

Tobacco - 0.1%

Altria Group, Inc.	6,000	438,840

Toys - 0.7%

Hasbro, Inc.	93,000	2,396,610

Transport-Rail - 0.3%

CSX Corp.	21,000	1,018,920

Total Long-Term Investment Securities (Cost $350,724,134)		340,566,171

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Collective Investment Pool - 11.7%

Security Lending Quality Trust(1) (Cost $39,975,468)	39,975,468	39,975,468

REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be Repurchase 03/03/08 in the amount of $2,480,515 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.92%, due 03/04/09 and having an approximate value of $2,558,463 (Cost $2,480,000)	$2,480,000	2,480,000

TOTAL INVESTMENTS (Cost $393,179,602) (2)	111.6%	383,021,639
Liabilities in excess of other assets	(11.6)	(39,851,370)

NET ASSETS	100.0%	$343,170,269

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I CORE VALUE FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.5%
Aerospace/Defense - 2.9%

Boeing Co.	18,407	1,523,916
General Dynamics Corp.	231	18,907
Lockheed Martin Corp.	12,488	1,288,762
Northrop Grumman Corp.	30,710	2,414,113

		5,245,698

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	1,372	167,494

Airlines - 0.1%

Continental Airlines, Inc., Class B†	7,845	189,692
Southwest Airlines Co.	5,767	70,704

		260,396

Apparel Manufacturer - 0.4%

VF Corp.	10,376	788,991

Applications Software - 1.9%

Microsoft Corp.	126,873	3,453,483

Auto/Truck Parts & Equipment-Original - 0.5%

Lear Corp.†	2,015	55,574
Magna International, Inc., Class A	12,774	935,184

		990,758

Banks-Commercial - 0.5%

Regions Financial Corp.	6,313	133,835
Royal Bank of Canada	7,679	384,718
Synovus Financial Corp.	30,192	348,114

		866,667

Banks-Fiduciary - 0.4%

The Bank of New York Mellon Corp.	15,157	664,938

Banks-Super Regional - 5.9%

Bank of America Corp.	124,530	4,948,822
National City Corp.	21,270	337,342
PNC Financial Services Group, Inc.	10,000	614,300
US Bancorp	56,632	1,813,357
Wachovia Corp.	39,765	1,217,604
Wells Fargo & Co.	62,812	1,835,995

		10,767,420

Beverages-Non-alcoholic - 1.4%

Coca-Cola Enterprises, Inc.	16,331	398,966
Pepsi Bottling Group, Inc.	26,714	908,543
PepsiAmericas, Inc.	1,408	35,623
The Coca-Cola Co.	20,900	1,221,814

		2,564,946

Brewery - 0.2%

Molson Coors Brewing Co., Class B	6,203	334,714

Building & Construction Products-Misc. - 0.2%

Masco Corp.	14,770	276,051

Building-Heavy Construction - 0.0%

Perini Corp.†	1,504	56,370

Building-Residential/Commercial - 0.3%

Lennar Corp., Class A	2,932	54,565
NVR, Inc.†	761	411,457
Toll Brothers, Inc.†	2,491	52,834

		518,856

Chemicals-Diversified - 1.8%

E.I. du Pont de Nemours & Co.	50,266	2,333,348
PPG Industries, Inc.	14,100	873,918

		3,207,266

Chemicals-Specialty - 0.4%

Methanex Corp.	22,424	646,035
Terra Industries, Inc.†	1,062	48,013

		694,048

Coal - 0.1%

Alpha Natural Resources, Inc.†	2,082	84,404
Walter Industries, Inc.	1,051	57,416

		141,820

Commercial Services-Finance - 0.3%

H&R Block, Inc.	29,503	550,231

Computer Services - 0.8%

Computer Sciences Corp.†	23,883	1,037,716
Electronic Data Systems Corp.	24,659	427,094

		1,464,810

Computers - 3.8%

Hewlett-Packard Co.	68,683	3,280,987
International Business Machines Corp.	31,534	3,590,461
Sun Microsystems, Inc.†	5,579	91,496

		6,962,944

Computers-Memory Devices - 0.9%

Seagate Technology	32,008	690,413
Western Digital Corp.†	31,390	969,009

		1,659,422

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A†	13,000	429,390

Consulting Services - 0.6%

Accenture Ltd., Class A	32,855	1,158,139

Consumer Products-Misc. - 1.1%

Blyth, Inc.	3,290	65,241
Kimberly-Clark Corp.	20,992	1,368,258
Tupperware Brands Corp.	17,264	629,791

		2,063,290

Containers-Paper/Plastic - 0.0%

Sonoco Products Co.	1,362	38,368

Cosmetics & Toiletries - 0.4%

Procter & Gamble Co.	10,356	685,360

Data Processing/Management - 0.4%

Fiserv, Inc.†	9,400	494,628
Mastercard, Inc., Class A	1,047	198,930

		693,558

Diversified Manufacturing Operations - 4.6%

Dover Corp.	15,600	647,556
General Electric Co.	172,713	5,723,709
Ingersoll-Rand Co., Ltd., Class A	18,100	757,666
Parker Hannifin Corp.	9,700	626,911
Tyco International, Ltd.	13,594	544,575

		8,300,417

Diversified Minerals - 0.1%

Teck Cominco, Ltd., Class B	2,703	108,012

E-Commerce/Services - 0.0%

eBay, Inc.†	2,369	62,447

Electric-Integrated - 2.7%

Constellation Energy Group, Inc.	775	68,471
Edison International	17,710	874,874
Entergy Corp.	843	86,610
Exelon Corp.	23,894	1,788,466
FPL Group, Inc.	10,937	659,392
PPL Corp.	22,400	1,016,512
Progress Energy, Inc.	3,854	161,521
Public Service Enterprise Group, Inc.	2,054	90,582
TECO Energy, Inc.	4,980	74,600

		4,821,028

Electronic Components-Misc. - 0.3%

Tyco Electronics, Ltd.	14,055	462,409

Electronic Components-Semiconductors - 0.7%

Amkor Technology, Inc.†	20,460	239,587
Intel Corp.	30,416	606,799
NVIDIA Corp.†	6,275	134,222
OmniVision Technologies, Inc.†	7,495	118,871
Xilinx, Inc.	4,809	107,529

		1,207,008

Electronic Parts Distribution - 0.3%

Avnet, Inc.†	18,446	621,815

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.†	320	25,693

Enterprise Software/Service - 0.4%

Open Text Corp.†	3,942	126,932
Oracle Corp.†	31,395	590,226

		717,158

Finance-Credit Card - 0.1%

Discover Financial Services	13,525	204,092

Finance-Investment Banker/Broker - 7.2%

Citigroup, Inc.	164,030	3,889,151
JPMorgan Chase & Co.	103,663	4,213,901
Merrill Lynch & Co., Inc.	29,221	1,448,193
Morgan Stanley	42,925	1,808,001
The Bear Stearns Cos., Inc.	2,300	183,678
The Charles Schwab Corp.	4,214	82,637
The Goldman Sachs Group, Inc.	8,077	1,370,101

		12,995,662

Finance-Mortgage Loan/Banker - 0.6%

Fannie Mae	2,813	77,779
Freddie Mac	38,600	971,948

		1,049,727

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.	15,600	231,036

Food-Misc. - 1.0%

General Mills, Inc.	17,471	978,201
Unilever NV	27,700	861,470

		1,839,671

Food-Retail - 0.4%

The Kroger Co.	27,000	654,750

Forestry - 0.6%

Weyerhaeuser Co.	16,315	998,478

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	27,970	634,919

Independent Power Producers - 0.5%

NRG Energy, Inc.††	14,700	606,669
Reliant Energy, Inc.†	12,498	284,954

		891,623

Insurance Broker - 0.1%

Marsh & McLennan Cos., Inc.	7,700	196,119

Insurance-Life/Health - 0.6%

Torchmark Corp.	14,900	897,874
UnumProvident Corp.	9,227	211,391

		1,109,265

Insurance-Multi-line - 3.0%

ACE, Ltd.	16,928	952,031
Allstate Corp.	40,600	1,937,838
Hartford Financial Services Group, Inc.	25,100	1,754,490
Loews Corp.	17,700	740,568

		5,384,927

Insurance-Property/Casualty - 0.4%

Arch Capital Group, Ltd.†	6,929	474,498
The Travelers Cos., Inc.	5,699	264,490

		738,988

Insurance-Reinsurance - 1.0%

Aspen Insurance Holdings, Ltd.	18,936	548,008
Axis Capital Holdings, Ltd.	6,106	225,128
Endurance Specialty Holdings, Ltd.	16,081	631,983
Max Re Capital, Ltd.	4,362	121,002
PartnerRe, Ltd.	2,516	193,455

		1,719,576

Internet Security - 0.0%

Symantec Corp.†	5,268	88,713

Investment Companies - 0.2%

KKR Financial Holdings, LLC	18,764	270,014

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	19,268	1,393,654

Machinery-Farming - 0.2%

Deere & Co.	4,234	360,779

Medical Instruments - 0.3%

Medtronic, Inc.	12,800	631,808

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	6,600	314,622

Medical Products - 3.5%

Baxter International, Inc.	9,199	542,925
Becton Dickinson & Co.	14,930	1,349,970
Covidien, Ltd.	1,606	68,721
Johnson & Johnson	71,559	4,433,796

		6,395,412

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.†	42,566	1,937,604
Genzyme Corp.†	4,126	292,616
Invitrogen Corp.†	1,940	163,911

		2,394,131

Medical-Drugs - 5.4%

Abbott Laboratories	14,500	776,475
Biovail Corp.	9,673	137,066
Bristol-Myers Squibb Co.	25,710	581,303
Cephalon, Inc.†	3,912	236,050
Eli Lilly & Co.	23,443	1,172,619
Forest Laboratories, Inc.†	3,811	151,564
Merck & Co., Inc.	16,568	733,962
Pfizer, Inc.	208,308	4,641,102
Sepracor, Inc.†	1,855	39,827
Wyeth	27,811	1,213,116

		9,683,084

Medical-HMO - 1.6%

Aetna, Inc.	17,714	878,614
AMERIGROUP Corp.†	15,491	557,676
Humana, Inc.†	16,038	1,095,877
WellCare Health Plans, Inc.†	7,261	346,640

		2,878,807

Medical-Outpatient/Home Medical - 0.1%

Apria Healthcare Group, Inc.†	7,391	160,459

Metal-Copper - 0.2%

Southern Copper Corp.	3,245	370,287

Metal-Diversified - 0.8%

Freeport-McMoRan Copper & Gold, Inc.	14,902	1,503,016

Mining - 0.0%

Newmont Mining Corp.	1,515	77,523

Multimedia - 1.9%

The Walt Disney Co.	44,341	1,437,092
Time Warner, Inc.	68,092	1,062,916
Viacom, Inc., Class B†	22,539	895,925

		3,395,933

Networking Products - 0.1%

Cisco Systems, Inc.†	6,941	169,152

Non-Hazardous Waste Disposal - 0.3%

Allied Waste Industries, Inc.†	1,054	10,898
Waste Management, Inc.	18,700	613,921

		624,819

Office Automation & Equipment - 0.9%

Xerox Corp.	114,420	1,681,974

Office Furnishings-Original - 0.0%

Steelcase, Inc., Class A	6,122	86,810

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	7,000	359,240

Oil Companies-Exploration & Production - 1.9%

Devon Energy Corp.	2,400	246,528
EnCana Corp.	14,103	1,074,789
Occidental Petroleum Corp.	21,478	1,661,753
W&T Offshore, Inc.	13,408	475,716

		3,458,786

Oil Companies-Integrated - 12.4%

Chevron Corp.	67,147	5,818,959
ConocoPhillips	56,627	4,683,619
Delek US Holdings, Inc.	174	2,746
Exxon Mobil Corp.	109,396	9,518,546
Royal Dutch Shell PLC ADR	33,800	2,415,010

		22,438,880

Oil Field Machinery & Equipment - 0.2%

National-Oilwell Varco, Inc.†	7,200	448,560

Oil Refining & Marketing - 0.8%

Sunoco, Inc.	1,437	87,772
Tesoro Corp.	1,464	54,373
Valero Energy Corp.	22,819	1,318,254

		1,460,399

Printing-Commercial - 0.6%

R.R. Donnelley & Sons Co.	33,419	1,063,727

Publishing-Newspapers - 0.4%

Gannett Co., Inc.	25,500	768,825

Real Estate Investment Trusts - 0.3%

Hospitality Properties Trust	1,445	52,497
Host Hotels & Resorts, Inc.	13,457	217,869
iStar Financial, Inc.	10,826	213,380
ProLogis	1,578	85,023

		568,769

Retail-Apparel/Shoe - 0.3%

The Gap, Inc.	28,129	567,362

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	989	113,814

Retail-Bookstore - 0.0%

Barnes & Noble, Inc.	2,254	63,382

Retail-Building Products - 0.3%

Home Depot, Inc.	20,900	554,895

Retail-Consumer Electronics - 0.8%

Best Buy Co., Inc.	17,112	735,987
RadioShack Corp.	36,095	629,858

		1,365,845

Retail-Discount - 0.6%

Wal-Mart Stores, Inc.	22,513	1,116,420

Retail-Drug Store - 0.3%

Walgreen Co.	16,100	587,811

Retail-Office Supplies - 0.4%

Staples, Inc.	29,500	656,375

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.†	13,000	577,720
Macy’s, Inc.	3,532	87,170

		664,890

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.	3,000	92,490
McDonald’s Corp.	34,682	1,876,643
Yum! Brands, Inc.	547	18,844

		1,987,977

Savings & Loans/Thrifts - 0.3%

Washington Mutual, Inc.	34,610	512,228

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	21,843	418,730
ASM International NV	400	7,824

		426,554

Steel-Producers - 0.6%

Nucor Corp.	14,775	954,022
United States Steel Corp.	1,213	131,550

		1,085,572

Telecom Services - 0.1%

Embarq Corp.	5,096	213,726

Telephone-Integrated - 4.8%

AT&T, Inc.	131,482	4,579,518
Qwest Communications International, Inc.	42,805	231,147
Sprint Nextel Corp.	53,950	383,585
Verizon Communications, Inc.	94,660	3,438,051

		8,632,301

Television - 0.6%

CBS Corp., Class B	45,356	1,035,024

Theater - 0.1%

Regal Entertainment Group, Class A	10,316	203,535

Tobacco - 0.8%

Altria Group, Inc.	16,634	1,216,611
Reynolds American, Inc.	4,048	257,938
Universal Corp.	643	36,593

		1,511,142

Toys - 0.3%

Hasbro, Inc.	22,592	582,196

Transport-Marine - 0.1%

Overseas Shipholding Group, Inc.	1,881	117,976

Transport-Rail - 0.3%

CSX Corp.	5,307	257,496
Norfolk Southern Corp.	5,088	269,104

		526,600

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	12,226	858,754

Transport-Truck - 0.1%

Con-way, Inc.	360	16,312
YRC Worldwide, Inc.†	5,900	81,184

		97,496

Wireless Equipment - 0.1%

Motorola, Inc.	15,700	156,529

Total Long-Term Investment Securities (cost $178,969,070)		178,366,835

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Time Deposit - 1.0%

Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 03/03/08 (cost $1,807,000)	$1,807,000	1,807,000

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $173,036 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $180,944.

(cost $173,000)	173,000	173,000

TOTAL INVESTMENTS
(cost $180,949,070) (1)	99.6%	180,346,835
Other assets less liabilities	0.4	657,848

NET ASSETS —	100.0%	$181,004,683

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I FOREIGN VALUE FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(3)
COMMON STOCK - 97.6%
Australia - 1.9%

Alumina, Ltd.#	722,153	$4,257,796
Downer EDI, Ltd.#	1,031,950	5,919,530
Goodman Fielder, Ltd.#	5,034,421	8,663,357

		18,840,683

Austria - 0.9%

Telekom Austria AG	395,340	8,962,643

Bermuda - 0.8%

Invesco, Ltd.	329,744	8,508,259

Brazil - 0.6%

Empressa Brasileira de Aeronautica SA ADR	134,612	5,966,004

China - 0.9%

China Shenhua Energy Co., Ltd.	557,738	2,843,489
China Telecom Corp., Ltd.	7,725,823	5,760,099

		8,603,588

Denmark - 0.4%

Vestas Wind Systems A/S†	34,170	3,484,558

Finland - 1.1%

UPM-Kymmene Oyj#	646,988	11,177,857

France - 7.9%

AXA SA#	193,060	6,509,739
Eutelsat Communications†	269,330	7,424,689
France Telecom SA#	296,615	9,966,810
Sanofi-Aventis#	329,630	24,434,810
Societe BIC SA	28,995	1,835,012
Thomson	412,760	3,179,989
Total SA#	104,480	7,889,446
Vinci SA#	55,454	3,823,865
Vivendi Universal SA	299,580	11,829,514

		76,893,874

Germany - 6.8%

Bayerische Motoren Werke AG#	120,480	6,595,188
Celesio AG#	160,070	9,149,410
Commerzbank AG#	141,820	4,238,662
Deutsche Post AG#	352,500	11,637,346
Infineon Technologies AG†#	1,567,000	12,529,225
SAP AG#	148,840	7,087,205
Siemens AG	120,035	15,321,711

		66,558,747

Hong Kong - 4.5%

Cheung Kong Holdings, Ltd.	1,000,488	14,954,862
Hang Lung Group, Ltd.	1,171,573	5,340,243
Hutchison Whampoa, Ltd.	1,123,341	10,510,017
MTR Corp., Ltd.	280	1,037
Yue Yuen Industrial Holdings, Ltd.	4,541,672	13,354,291

		44,160,450

India - 1.9%

Gail India, Ltd. GDR†*	118,579	7,470,477
Reliance Industries, Ltd. GDR†*	89,790	10,885,614

		18,356,091

Israel - 0.8%

Check Point Software Technologies†	370,390	8,118,949

Italy - 5.1%

Eni SpA	490,431	16,955,644
Intesa Sanpaolo SpA	1,338,110	8,963,009
Mediaset SpA#	854,344	7,677,207
UniCredito Italiano SpA#	2,194,307	16,099,435

		49,695,295

Japan - 9.5%

Ebara Corp.#	1,221,000	3,454,906
Hitachi, Ltd.#	379,898	2,738,541
Konica Minolta Holdings, Inc.	460,832	6,540,334
Mitsubishi UFJ Financial Group, Inc.	1,943,000	17,088,481
NGK Spark Plug Co., Ltd.#	443,000	6,968,587
NOK Corp.	134,200	2,790,228
Nomura Holdings, Inc.	382,168	5,986,284
Shinsei Bank, Ltd.#	2,809,637	11,398,389
Sumitomo Mitsui Financial Group, Inc.#	2,275	16,367,232
Sumitomo Rubber Industries, Ltd.	118,500	909,240
Takeda Pharmaceutical Co., Ltd.	169,654	9,430,494
Takuma Co., Ltd.#	323,000	738,494
USS Co, Ltd.	131,840	8,070,257

		92,481,467

Mexico - 0.5%

Telefonos de Mexico SAB de CV ADR	156,458	5,194,406

Netherlands - 3.7%

ING Groep NV	698,120	23,253,016
Koninklijke Philips Electronics NV	111,750	4,367,305
Reed Elsevier NV	459,160	8,515,756

		36,136,077

Norway - 0.5%

Telenor ASA†	239,298	4,905,443

Philippines - 0.5%

Philippine Long Distance Telephone Co.	67,880	4,870,415

Russia - 1.4%

Mobile Telesystems ADR	90,362	7,415,106
OAO Gazprom ADR	126,800	6,408,234

		13,823,340

Singapore - 3.8%

Flextronics International, Ltd.†#	1,000,740	10,147,504
Singapore Telecommunications, Ltd.#	6,314,999	17,037,554
United Overseas Bank, Ltd.#	798,387	10,139,080

		37,324,138

South Africa - 1.0%

African Bank Investments, Ltd.	957,920	3,768,836
Foschini, Ltd.	474,115	2,527,612
Massmart Holdings, Ltd.	365,443	3,335,577

		9,632,025

South Korea - 5.2%

Hana Financial Group, Inc.	270,550	12,011,767
Kookmin Bank	119,383	7,375,712
KT Corp. ADR	176,477	4,286,626
Lotte Shopping Co., Ltd.	12,315	4,178,176

Samsung Electronics Co., Ltd.	38,348	22,512,709

		50,364,990

Spain - 1.5%

Gamesa Corp. Tecnologica SA	65,529	2,660,242
Telefonica SA	424,804	12,296,808
Telefonica SA ADR	279	24,200

		14,981,250

Sweden - 1.1%

Husqvarna AB, Class A#	29	315
Husqvarna AB, Class B#	185,766	2,011,217
Securitas AB, Class B	208,465	2,503,214
Securitas Systems AB, Class B#	208,465	535,702
Telefonaktiebolaget LM Ericsson, Class B#	2,451,130	5,277,312

		10,327,760

Switzerland - 3.8%

Adecco SA	233,970	12,250,113
Ciba Specialty Chemicals AG#	126,740	5,064,286
Novartis AG#	313,260	15,396,505
UBS AG	149,970	4,910,545

		37,621,449

Taiwan - 7.9%

Chunghwa Telecom Co., Ltd. ADR	526,005	12,908,163
Compal Electronics, Inc. GDR	8,579,000	7,725,329
Lite-On Technology Corp.	10,150,777	13,694,857
Mega Financial Holding Co., Ltd.	18,343,000	13,100,905
Taishin Financial Holding Co., Ltd.†	13,332,000	6,241,977
Taiwan Semiconductor Manufacturing Co., Ltd.	11,849,328	23,165,631

		76,836,862

Thailand - 1.8%

Advanced Info Service Public Co., Ltd.(4)	2,964,400	9,889,182
Krung Thai Bank PCL	22,353,200	7,385,966

		17,275,148

Turkey - 1.0%

Turkcell Iletisim Hizmetleri AS ADR#	381,090	9,614,901

United Kingdom - 20.8%

Aviva PLC	924,468	11,132,008
BP PLC	1,790,792	19,376,411
BP PLC ADR#	180	11,677
British Energy Group PLC	1,382,493	15,490,249
British Sky Broadcasting Group PLC	1,437,470	16,120,030
Burberry Group PLC	657,675	5,454,026
Compass Group PLC	712,754	4,604,393
Electrocomponents PLC	1,218,762	4,258,066
G4S PLC	938,920	4,065,963
GlaxoSmithKline PLC	718,821	15,760,100
HSBC Holdings PLC	810,775	12,342,907
Kingfisher PLC	3,659,325	9,421,294
Old Mutual PLC	5,639,463	13,913,508
Pearson PLC	1,028,017	13,485,093
Persimmon PLC#	344,360	4,986,111
Royal Bank of Scotland Group PLC	1,545,142	11,646,088
Royal Dutch Shell PLC, Class A#	167,235	5,987,467
Royal Dutch Shell PLC, Class B	354,545	12,477,788
Vodafone Group PLC	5,624,627	18,051,740
Yell Group PLC	1,025,690	4,415,626

		203,000,545

Total Common Stock (Cost $992,028,954)		953,717,214

PREFERRED STOCK - 1.1%
Brazil - 1.1%

Cia Vale do Rio Doce ADR (Cost $3,839,789)	373,884	10,962,279

Total Long-Term Investment Securities (Cost $995,868,743)		964,679,493

SHORT-TERM INVESTMENT SECURITIES - 20.0%
Collective Investment Pool - 18.9%

Securities Lending Quality Trust(1)	184,869,370	184,869,370

U.S. Government Agencies - 1.1%

Federal Home Loan Bank Disc. Notes 2.00% due 03/03/08	$11,021,000	11,019,775

Total Short-Term Investment Securities (Cost $195,889,145)		195,889,145

TOTAL INVESTMENTS - (Cost $1,191,757,888)(2)	118.7%	1,160,568,638
Liabilities in excess of other assets	(18.7)	(183,186,386)

NET ASSETS -	100.0%	$977,382,252

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $18,356,091 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	A substantial number of the portfolio’s holdings were valued using the fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $856,775,794 representing 87.7% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	Fair valued security; see Note 1
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

See Notes to Portfolio of Investments

Industry Allocation*
Collective Investment Pool	18.9%
Banks-Commercial	13.2
Medical-Drugs	6.6
Oil Companies-Integrated	6.4
Telephone-Integrated	4.7
Cellular Telecom	4.6
Insurance-Multi-line	4.2
Telecom Services	4.2
Electronic Components-Semiconductors	3.6
Multimedia	2.6
Diversified Financial Services	2.6
Television	2.4
Semiconductor Components-Integrated Circuits	2.4
Real Estate Operations & Development	2.1
Electric-Generation	1.6
Diversified Manufacturing Operations	1.6
Electronic Components-Misc.	1.5
Insurance-Life/Health	1.4
Oil Companies-Exploration & Production	1.4
Computers-Periphery Equipment	1.4
Athletic Footwear	1.4
Publishing-Books	1.3
Human Resources	1.2
Transport-Services	1.2
Paper & Related Products	1.1
Federal Home Loan Bank	1.1
Diversified Minerals	1.1
Finance-Investment Banker/Broker	1.1
Oil Refining & Marketing	1.1
Diversified Operations	1.1
Auto/Truck Parts & Equipment-Original	1.0
Retail-Building Products	1.0
Medical-Wholesale Drug Distribution	0.9
Food-Misc.	0.9
Investment Management/Advisor Services	0.9
Internet Security	0.8
Retail-Automobile	0.8
Computers	0.8
Satellite Telecom	0.8
Auto-Cars/Light Trucks	0.7
Enterprise Software/Service	0.7
Engineering/R&D Services	0.7
Security Services	0.7
Photo Equipment & Supplies	0.7
Power Converter/Supply Equipment	0.6
Aerospace/Defense	0.6
Retail-Misc./Diversified	0.6
Apparel Manufacturers	0.6
Wireless Equipment	0.5
Chemicals-Specialty	0.5
Building-Residential/Commercial	0.5
Food-Catering	0.5
Electronic Parts Distribution	0.4
Metal-Aluminum	0.4
Retail-Major Department Stores	0.4
Building-Heavy Construction	0.4
Finance-Consumer Loans	0.4
Machinery-Pumps	0.4
Audio/Video Products	0.3
Coal	0.3
Electric Products-Misc.	0.3
Consumer Products-Misc.	0.2
Office Supplies & Forms	0.2
Rubber-Tires	0.1

118.7%

*	Calculated as a percentage of net assets

VALIC COMPANY I GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Securities Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.5%
Austria - 1.5%

Voestalpine AG	91,390	$5,724,243

Belgium - 1.2%

Delhaize Group	15,242	1,156,407
KBC Groep NV	27,612	3,459,098

		4,615,505

Bermuda - 0.1%

Pacific Basin Shipping, Ltd.	195,000	324,496

Canada - 1.8%

Addax Petroleum Corp.	135,000	6,172,213
Teck Cominco, Ltd., Class B	25,445	1,013,839

		7,186,052

Cayman Islands - 2.1%

Seagate Technology	376,300	8,116,791

Finland - 3.1%

Nokia Oyj	330,300	11,880,634

France - 1.8%

Air France-KLM#	37,431	1,006,966
Credit Agricole SA#	142,402	3,872,044
Renault SA	8,645	922,440
Vivendi Universal SA	27,714	1,094,343

		6,895,793

Germany - 3.1%

Allianz SE#	44,802	7,858,535
Salzgitter AG	23,100	4,043,861

		11,902,396

Ireland - 1.2%

Allied Irish Banks PLC	164,012	3,346,945
Bank of Ireland	100,864	1,421,914

		4,768,859

Japan - 12.8%

Canon, Inc.	148,700	6,655,630
Inpex Holdings, Inc.	763	8,526,729
Matsushita Electric Industrial Co., Ltd.	232,000	4,875,540
Mitsubishi Corp.	134,200	4,090,251
Mitsui O.S.K. Lines, Ltd.	553,000	7,186,115
Nissan Motor Co., Ltd.#	145,600	1,320,459
NSK, Ltd.	428,000	3,668,928
Sumitomo Metal Mining Co., Ltd.#	88,000	1,847,822
Suzuki Motor Corp.#	357,400	9,665,132
Toyota Boshoku Corp	58,700	2,021,279

		49,857,885

Norway - 1.6%

Petroleum Geo-Services ASA†	267,100	6,405,812

Russia - 1.2%

Mining & Metallurgical Co. Norilsk Nickel ADR	158,500	4,651,975

Singapore - 2.7%

DBS Group Holdings, Ltd.	459,000	5,587,678
Singapore Airlines, Ltd.	442,600	4,799,356

		10,387,034

South Korea - 1.2%

Hyundai Mipo Dockyard Co., Ltd.	8,779	2,466,992
Korea Investment Holdings Co., Ltd.	40,440	2,194,660

		4,661,652

Sweden - 1.2%

Hennes & Mauritz AB, Class B	79,700	4,470,215

Switzerland - 6.4%

Credit Suisse Group	117,779	5,783,667
Roche Holding AG	18,329	3,599,662
Swiss Reinsurance#	112,194	9,002,151
Zurich Financial Services AG	21,189	6,640,854

		25,026,334

United Kingdom - 8.7%

Antofagasta PLC	397,290	6,319,790
Barclays PLC	244,112	2,294,123
Man Group PLC, Class B	199,679	2,175,938
Reckitt Benckiser Group PLC	164,373	8,893,455
Royal Bank of Scotland Group PLC	427,564	3,222,648
Royal Dutch Shell PLC, Class A#	303,094	10,909,978

		33,815,932

United States - 44.8%

Adobe Systems, Inc.†	265,800	8,944,170
AK Steel Holding Corp.	32,001	1,683,893
Altria Group, Inc.	95,600	6,992,184
Bank of America Corp.	207,500	8,246,050
Eli Lilly & Co.	71,100	3,556,422
Embarq Corp.	121,462	5,094,116
Energen Corp.	47,700	2,862,000
Exxon Mobil Corp.	114,854	9,993,446
Freeport-McMoRan Copper & Gold, Inc.	22,700	2,289,522
Johnson & Johnson	225,000	13,941,000
JPMorgan Chase & Co.	23,400	951,210
Lockheed Martin Corp.	112,000	11,558,400
Loews Corp.-Carolina Group#	143,700	10,819,173
Marathon Oil Corp.	44,500	2,365,620
Mirant Corp.†#	108,900	4,029,300
National-Oilwell Varco, Inc.†	87,400	5,445,020
NVIDIA Corp.†	245,100	5,242,689
Oracle Corp.†	432,800	8,136,640
PepsiCo, Inc.	40,000	2,782,400
Pfizer, Inc.	627,055	13,970,785
Sprint Nextel Corp.#	103,378	735,018
Terra Industries, Inc.†#	53,717	2,428,546
The Goldman Sachs Group, Inc.#	24,600	4,172,898
UnitedHealth Group Inc.	59,600	2,770,208
Valero Energy Corp.	103,400	5,973,418
Verizon Communications, Inc.	207,000	7,518,240
Viacom, Inc., Class B†	293,500	11,666,625
WellPoint, Inc.†	141,100	9,888,288

		174,057,281

Total Long-Term Investment Securities (Cost $384,404,823)		374,748,889

SHORT-TERM INVESTMENT SECURITIES - 12.1%
Collective Investment Pool - 12.3%

Securities Lending Quality Trust(1)	47,026,829	47,026,829

U.S. Government Treasuries - 0.2%

United States Treasury Bills
2.90% due 03/27/08@	$1,000	998
2.92% due 03/27/08@	300,000	299,264
2.93% due 03/27/08@	13,000	12,968
3.00% due 03/27/08@	135,000	134,669
3.12% due 03/27/08@	50,000	49,877
3.91% due 03/27/08@	60,000	59,853
3.97% due 03/27/08@	400,000	399,018

		956,647

Total Short-Term Investment Securities (Cost $47,983,476)		47,983,476

REPURCHASE AGREEMENT - 3.3%

Agreement with Bank of America NA, bearing interest at 3.00%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $12,772,192 and collateralized by Federal Home Loan Bank Notes, bearing interest at 2.78%, due 07/08/08 and having an approximate value of $13,031,292 (Cost $12,769,000)	12,769,000	12,769,000

TOTAL INVESTMENTS - (cost $445,157,299) (3)	112.1%	435,501,365
Liabilities in excess of other assets	(12.1)	(47,022,686)

NET ASSETS -	100.0%	$388,478,679

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $170,561,830 representing 43.9% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
4 Long	FTSE 100 Index	March 2008	$ 517,777	$ 463,819	$ (53,958)
7 Long	DJ Stoxx 50 Index	March 2008	$ 471,829	$ 395,328	(76,501)
19 Long	S & P 500 Index	March 2008	$6,410,480	$6,323,675	(86,805)
4 Long	Topix Index	March 2008	$ 575,413	$ 507,130	(68,283)

					$(285,547)

Open Forward Foreign Currency Contract

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
* AUD 528,200	USD 491,400	4/16/2008	$ 2,289
* CAD 973,900	USD 993,390	4/16/2008	4,794
* GBP 6,435,200	USD 12,989,936	3/19/2008	218,770
* USD 50,152,626	AUD 56,912,700	4/16/2008	2,548,273
* USD 15,487,230	CAD 15,611,600	4/16/2008	359,950
* USD 16,685,191	CHF 18,397,600	3/19/2008	981,101
* USD 65,875,561	EUR 44,880,100	3/19/2008	2,221,097
* USD 35,984,347	GBP 18,304,300	3/19/2008	341,992
* USD 6,050,026	JPY 647,848,500	5/21/2008	215,050
* USD 27,486,944	NOK 149,743,900	3/19/2008	1,194,987
USD 9,268,545	SEK 59,302,900	3/19/2008	341,622

			$ 8,429,925

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
* AUD 21,030,800	USD 18,425,632	4/16/2008	$ (1,048,792)
* CAD 6,171,500	USD 6,172,869	4/16/2008	(91,759)
* CHF 33,463,100	USD 30,146,657	3/19/2008	(1,986,279)
* EUR 46,138,100	USD 67,772,846	3/19/2008	(2,232,578)
* GBP 7,470,700	USD 14,670,032	3/19/2008	(156,166)
* JPY 3,000,953,400	USD 28,248,305	5/21/2008	(772,683)
* NOK 112,256,800	USD 20,488,592	3/19/2008	(1,013,063)
* SEK 71,534,600	USD 11,135,321	3/19/2008	(457,020)
* USD 496,853	CAD 487,000	4/16/2008	(2,504)
* USD 1,000,521	EUR 659,300	3/19/2008	(164)
* USD 13,770,635	GBP 6,749,800	3/19/2008	(375,119)

			(8,136,127)

Net Unrealized Appreciation (Depreciation)			$293,798

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CAD - Canada Dollar

CHF - Swiss Franc

EUR - Euro Dollar

GBP - British Pound

JPY  - Japanese Yen

NOK- Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Industry Allocation*
Collective Investment Pool	12.1%
Oil Companies-Integrated	6.0
Banks-Commercial	6.0
Medical-Drugs	5.4
Tobacco	4.6
Oil Companies-Exploration & Production	3.8
Insurance-Multi-line	3.7
Medical Products	3.6
Repurchase Agreements	3.3
Multimedia	3.3
Medical-HMO	3.3
Auto-Cars/Light Trucks	3.1
Wireless Equipment	3.1
Aerospace/Defense	3.0
Steel-Producers	2.9
Finance-Investment Banker/Broker	2.8
Insurance-Reinsurance	2.3
Electronic Forms	2.3
Soap & Cleaning Preparation	2.3
Telephone-Integrated	2.1
Banks-Super Regional	2.1
Enterprise Software/Service	2.1
Computers-Memory Devices	2.1
Transport-Marine	1.9
Metal-Diversified	1.8
Office Automation & Equipment	1.7
Oil-Field Services	1.7
Mining	1.6
Oil Refining & Marketing	1.5
Airlines	1.5
Oil Field Machinery & Equipment	1.4
Electronic Components-Semiconductors	1.4
Telecom Services	1.3
Audio/Video Products	1.3
Retail-Apparel/Shoe	1.2
Import/Export	1.1
Independent Power Producers	1.0
Metal Processors & Fabrication	0.9
Gas-Distribution	0.7
Diversified Minerals	0.7
Beverages-Non-alcoholic	0.7
Shipbuilding	0.6
Chemicals-Specialty	0.6
Diversified Financial Services	0.6
Finance-Other Services	0.6
Auto/Truck Parts & Equipment-Original	0.5
Food-Retail	0.3
U.S. Government Treasuries	0.2

112.1%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1) (1)
COMMON STOCK - 86.2%
Australia - 2.6%

AGL Energy, Ltd.	5,449	$56,353
Alumina, Ltd.	31,304	184,568
Amcor, Ltd.	28,917	189,052
AMP, Ltd.	29,967	221,163
ASX, Ltd.	1,672	64,435
Australia and New Zealand Banking Group, Ltd.	39,527	796,757
Axa Asia Pacific Holdings, Ltd.	2,480	13,180
Babcock & Brown, Ltd.	2,519	39,659
BHP Billiton, Ltd.	58,823	2,150,983
BlueScope Steel, Ltd.	18,269	182,893
Brambles, Ltd.	24,812	237,344
Challenger Financial Services Group, Ltd.	1,842	3,672
Coca-Cola Amatil, Ltd.	38,266	339,015
Cochlear, Ltd.	193	9,599
Commonwealth Bank of Australia	27,230	1,051,447
Computershare, Ltd.	5,401	42,178
CSL, Ltd.	10,154	340,802
CSR, Ltd.	16,007	49,897
DB RREEF Trust	3,280	5,041
Fairfax Media, Ltd.	28,640	102,173
Fortescue Metals Group, Ltd.†	21,000	148,284
Goodman Fielder, Ltd.	9,489	16,329
GPT Group	27,806	81,391
Harvey Norman Holdings, Ltd.	12,306	51,425
Insurance Australia Group, Ltd.	7,478	25,913
Leighton Holdings, Ltd.	2,552	106,519
Macquarie Airports Management, Ltd.	15,555	49,989
Macquarie Goodman Group	13,415	53,416
Macquarie Group, Ltd.	4,132	201,006
Macquarie Infrastructure Group	30,758	82,659
Mirvac Group	4,672	16,544
National Australia Bank, Ltd.	33,403	881,847
Newcrest Mining, Ltd.	7,539	262,474
Orica, Ltd.	3,657	96,879
Origin Energy, Ltd.	16,760	136,297
Pacific Brands, Ltd.	3,543	7,225
Qantas Airways, Ltd.	27,219	105,585
QBE Insurance Group, Ltd.	20,371	420,313
Santos, Ltd.	8,779	103,919
Stockland	30,356	196,540
Suncorp-Metway, Ltd.	13,010	166,535
Transurban Group	3,623	21,516
Westfield Group	41,672	667,126
Westpac Banking Corp.	40,146	856,663
Woodside Petroleum, Ltd.	11,906	622,282
WorleyParsons, Ltd.	4,270	145,934
Zinifex, Ltd.	7,194	72,516

		11,677,337

Austria - 0.8%

Erste Bank der Oesterreichischen Sparkassen AG	22,034	1,272,784
Oesterreichische Elektrizitaetswirtschafts AG†	5,228	385,850
OMV AG	20,278	1,464,222
Raiffeisen International Bank Holding AG	4,603	586,933
Voestalpine AG	1,906	119,383

		3,829,172

Belgium - 0.7%

Bekaert NV	3,422	450,865
Belgacom SA	17,381	832,295
Compagnie Nationale a Portefeuille	1,567	108,760
KBC Ancora	3,420	341,391
Solvay SA	11,356	1,423,493

		3,156,804

Bermuda - 0.7%

Accenture Ltd., Class A	24,490	863,273
Brookfield Infrastructure Partners LP	283	5,320
Cheung Kong Infrastructure Holdings, Ltd.	74,000	293,089
Chinese Estates Holdings, Ltd.	2,000	2,944
Covidien, Ltd.	8,320	356,013
Esprit Holdings, Ltd.	14,600	181,451
Frontline, Ltd.	10,100	460,953
Kerry Properties, Ltd.	10,500	70,321
Li & Fung, Ltd.	62,000	222,874
Noble Group, Ltd.	174,000	272,133
Orient Overseas International, Ltd.	5,500	32,298
Tyco Electronics, Ltd.	9,780	321,762

		3,082,431

Canada - 3.9%

Agnico-Eagle Mines, Ltd.	2,180	150,612
Agrium, Inc.	1,900	140,611
Alimentation Couche Tard, Inc.	1,550	26,299
Bank of Montreal	6,910	348,923
Bank of Nova Scotia	17,740	861,361
Barrick Gold Corp.	15,530	807,860
Biovail Corp.	370	5,252
Brookfield Asset Management, Inc.	7,090	209,765
Canadian Imperial Bank of Commerce	5,480	371,866
Canadian National Railway Co.	9,130	482,821
Canadian Natural Resources, Ltd.	9,240	692,448
Canadian Oil Sands Trust	4,900	207,600
Canadian Pacific Railway, Ltd.	2,680	194,795
Canadian Tire Corp., Ltd., Class A	1,660	103,251
Enbridge, Inc.	9,070	373,674
EnCana Corp.	12,710	968,891
Ensign Energy Services, Inc.	670	12,471
Fairfax Financial Holdings, Ltd.	230	70,076
Finning International, Inc.	25,530	719,794
First Quantum Minerals, Ltd.	1,270	117,832
Fortis, Inc.	9,940	283,279
George Weston, Ltd.	1,640	76,947
Gildan Activewear, Inc.†	1,290	48,533
Goldcorp, Inc.	11,830	510,700
Harry Winston Diamond Corp.	320	8,240
Harvest Energy Trust	170	4,161
Husky Energy, Inc.	4,780	202,516
Imperial Oil, Ltd.	6,280	353,160
Kinross Gold Corp.	9,160	226,615
Loblaw Cos., Ltd.	2,590	76,101
Magna International, Inc.	760	55,735
Manulife Financial Corp.	28,820	1,117,370
Nexen, Inc.	8,400	262,007
Niko Resources, Ltd.	220	20,680
Nortel Networks Corp.†	6,650	57,294
OPTI Canada, Inc.†	430	7,558
Pan American Silver Corp.†	910	36,446
Penn West Energy Trust	3,028	85,464
Petro-Canada	9,040	432,689
Potash Corp. of Saskatchewan	5,680	903,029
Power Corp. Of Canada	4,220	147,534
Research In Motion, Ltd.†	8,050	838,574
Rogers Communications, Inc.	8,060	318,142
Royal Bank of Canada	23,990	1,203,826
Saputo, Inc.	850	23,309
Shaw Communications, Inc., Class B	7,200	139,940

Sherritt International Corp.	6,520	109,964
Shoppers Drug Mart Corp.	6,230	318,447
Sun Life Financial, Inc.	9,720	465,632
Suncor Energy, Inc.	7,950	819,837
Talisman Energy, Inc.	20,120	341,994
Teck Cominco, Ltd.	8,440	336,743
TELUS Corp.	2,940	131,490
TELUS Corp. (Non Voting Shares)	1,290	58,874
Thomson Corp.	3,850	128,183
Toronto-Dominion Bank	4,370	292,591
TransAlta Corp.	2,610	93,104
Trican Well Service, Ltd.	930	16,261
UTS Energy Corp.†.	3,200	18,922
Yamana Gold, Inc.	9,060	163,020
Yellow Pages Income Fund	4,050	44,070

		17,645,183

Cayman Islands - 0.5%

Kingboard Chemical Holdings, Ltd.	9,000	39,971
Lee & Man Paper Manufactoring, Ltd.	3,000	8,382
Tencent Holdings, Ltd.	16,000	99,087
Tingyi Cayman Islands Holding Corp.	40,000	50,239
Transocean, Inc.†	13,040	1,832,250

		2,029,929

Denmark - 0.1%

Danisco A/S	7,150	502,984
Vestas Wind Systems A/S†	1,100	112,175

		615,159

Finland - 0.2%

KCI Konecranes Oyj	7,265	264,908
Neste Oil Oyj	2,401	84,269
Outokumpu Oyj	15,095	575,025
Rautaruukki Oyj†	2,040	89,362

		1,013,564

France - 3.7%

AXA SA	60,632	2,044,434
BNP Paribas SA	27,003	2,425,691
Cie Generale de Geophysique-Veritas†	3,375	827,223
Essilor International SA	14,580	866,603
France Telecom SA	64,310	2,160,934
Gaz de France SA	26,727	1,533,485
L’Oreal SA	11,060	1,310,521
Legrand SA	17,819	563,132
Natixis	32,611	478,550
Peugeot SA	12,627	960,390
PPR	2,674	365,396
Sanofi-Aventis	5,249	389,098
Societe BIC SA	11,172	707,045
Unibail-Rodamco	3,435	838,454
Veolia Environnement	1,648	146,682
Vivendi Universal SA	27,637	1,091,302

		16,708,940

Germany - 3.9%

Allianz SE	13,435	2,356,578
BASF AG	17,637	2,233,734
Bayerische Motoren Werke AG	27,599	1,510,795
Beiersdorf AG	4,328	344,563
Bilfinger Berger AG	4,079	322,405
Commerzbank AG	45,638	1,364,011
Deutsche Bank AG	5,579	620,120
Deutsche Boerse AG	2,877	449,336
Deutsche Postbank AG	11,820	1,138,316
Deutsche Telekom AG	107,345	2,039,296
HeidelbergCement AG	8,994	1,436,192
Heidelberger Druckmaschinen AG	2,624	62,295
Henkel KGaA	17,369	701,115
Linde AG	6,708	889,249
Muenchener Rueckversicherungs-Gesellschaft AG	2,746	479,487
Salzgitter AG	3,183	557,213
SAP AG	27,469	1,307,971

		17,812,676

Greece - 0.4%

Coca-Cola Hellenic Bottling Co. SA	23,154	1,018,485
Piraeus Bank SA	22,269	659,370

		1,677,855

Hong Kong - 0.7%

BOC Hong Kong Holdings, Ltd.	89,000	214,675
Hang Lung Properties, Ltd.	43,000	154,482
Hang Seng Bank, Ltd.	12,300	232,677
Henderson Land Development Co., Ltd.	26,000	200,574
Hong Kong & China Gas Co., Ltd.	48,000	136,783
Hong Kong Exchanges & Clearing, Ltd.	19,500	369,927
HongKong Electric Holdings, Ltd.	111,000	620,077
Link REIT	2,000	4,894
MTR Corp., Ltd.	15,500	57,390
New World Development Co., Ltd.	49,000	131,960
Sino Land Co., Ltd.	32,000	79,452
Sun Hung Kai Properties, Ltd.	48,000	837,456
Swire Pacific, Ltd., Class A	18,500	211,611
Wharf Holdings, Ltd.	15,000	75,644

		3,327,602

Ireland - 0.3%

CRH PLC (Dublin)	21,534	800,815
Kerry Group PLC	14,564	457,843

		1,258,658

Italy - 2.1%

A2A SpA	73,638	297,874
Banca Intesa SpA	41,630	263,493
Eni SpA	80,022	2,766,596
Intesa Sanpaolo SpA	301,364	2,018,614
Italcementi SpA	29,243	593,845
Luxottica Group SpA	3,228	88,810
Telecom Italia SpA (Chi-X)	597,087	1,493,293
Telecom Italia SpA (Milan)	331,859	640,738
Terna Rete Elettrica Nazionale SpA	326,976	1,412,873

		9,576,136

Japan - 8.5%

ACOM Co., Ltd.	220	6,344
Advantest Corp.	3,100	76,943
Aeon Co., Ltd.	21,100	254,148
Aeon Mall Co., Ltd.	800	19,610
AIFUL Corp.	250	4,428
Aisin Seiki Co., Ltd.	5,600	223,490
Ajinomoto Co., Inc.	24,000	288,961
Alfresa Holdings Corp.	100	6,935
Alps Electric Co., Ltd.	1,400	16,403
Amada Co., Ltd.	14,000	104,780
Aozora Bank, Ltd.	4,000	10,635
Asahi Glass Co., Ltd.	29,000	330,653
Asics Corp.	4,000	46,654
Astellas Pharma, Inc.	10,800	473,714
Autobacs Seven Co., Ltd.	4,700	105,836

Bank of Kyoto, Ltd.	1,000	11,589
Benesse Corp.	1,300	53,161
Canon Marketing Japan, Inc.	4,300	75,937
Canon, Inc.	21,400	957,838
Casio Computer Co., Ltd.	1,800	23,402
Central Japan Railway Co.	44	418,909
Chugai Pharmaceutical Co., Ltd.	3,600	41,644
Chuo Mitsui Trust Holdings, Inc.	13,000	89,096
Citizen Watch Co., Ltd.	4,500	37,791
Coca-Cola West Japan Co., Ltd.	5,500	119,224
Cosmo Oil Co., Ltd.	7,000	23,137
Credit Saison Co., Ltd.	1,400	38,380
CSK Holdings Corp.	900	22,488
Dai Nippon Printing Co., Ltd.	20,000	314,885
Daido Steel Co., Ltd.	12,000	84,536
Daifuku Co., Ltd.	500	6,564
Daihatsu Motor Co., Ltd.	20,000	212,300
Daiichi Sankyo Co., Ltd.	12,700	395,027
Dainippon Ink and Chemicals, Inc.	10,000	36,311
Daito Trust Construction Co., Ltd.	1,300	70,323
Daiwa House Industry Co., Ltd.	13,000	132,357
Daiwa Securities Group, Inc.	35,000	323,814
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	19,998
Denso Corp.	16,300	609,089
Dentsu, Inc.	56	128,871
Dowa Mining Co., Ltd.	15,000	104,590
East Japan Railway Co.	85	681,989
Ebara Corp.	10,000	28,296
Eisai Co., Ltd.	5,200	187,473
Elpida Memory, Inc.†	1,800	59,860
Fast Retailing Co., Ltd.	500	36,728
Fuji Electric Holdings Co., Ltd.	17,000	64,728
Fuji Television Network, Inc.	36	54,216
Fujikura, Ltd.	4,000	19,466
Fujitsu, Ltd.	44,000	313,182
Fukuoka Financial Group, Inc.	3,000	15,326
Furukawa Electric Co., Ltd.	18,000	63,162
Glory, Ltd.	900	20,382
H20 Retailing Corp.	7,000	50,345
Hankyu Hanshin Holdings, Inc.	69,000	306,287
Haseko Corp.†	15,000	22,545
Hino Motors, Ltd.	10,000	70,521
Hirose Electric Co., Ltd.	600	63,652
Hitachi Cable, Ltd.	7,000	31,139
Hitachi Chemical Co., Ltd.	1,800	34,337
Hitachi Construction Machinery Co., Ltd.	4,800	130,377
Hitachi High-Technologies Corp.	31,200	606,258
Hitachi Metals, Ltd.	2,000	28,003
Hokuhoku Financial Group, Inc.	10,000	28,277
Honda Motor Co., Ltd.	50,300	1,536,284
Hoya Corp.	9,700	246,625
Ibiden Co., Ltd.	2,900	138,615
Idemitsu Kosan Co., Ltd.	500	40,947
Isetan Co., Ltd.	5,500	64,903
Isuzu Motors, Ltd.	35,000	159,484
Ito En, Ltd.	4,200	85,356
J Front Retailing Co., Ltd.	13,000	84,996
Japan Airlines Corp.†	19,000	46,842
Japan Petroleum Exploration Co.	400	27,822
Japan Real Estate Investment Corp.	5	55,706
JGC Corp.	4,000	64,671
JSR Corp.	3,100	67,742
JTEKT Corp.	5,600	99,136
Jupiter Telecommunications Co.†	126	104,742
Kajima Corp.	18,000	55,440
Kao Corp.	19,000	585,881
Kawasaki Kisen Kaisha, Ltd.	13,000	132,046
KDDI Corp.	58	350,942
Keyence Corp.	1,000	232,260
Kikkoman Corp.	2,000	23,061
Kintetsu Corp.	10,000	33,439
Konami Corp.	1,600	52,912
Konica Minolta Holdings, Inc.	11,000	156,117
Kubota Corp.	32,000	213,905
Kuraray Co., Ltd.	7,000	83,300
Kurita Water Industries, Ltd.	3,700	116,809
Kyocera Corp.	4,100	337,001
Kyowa Hakko Kogyo Co., Ltd.	1,000	9,676
Leopalace21 Corp.	1,900	38,561
Makita Corp.	5,000	176,355
Marui Co., Ltd.	10,700	109,263
Matsui Securities Co., Ltd.	900	5,965
Matsumotokiyoshi Holdings Co., Ltd.†	800	16,248
Matsushita Electric Industrial Co., Ltd.	43,000	903,656
Matsushita Electric Works, Ltd.	22,000	217,656
Mazda Motor Corp.	45,000	183,490
Millea Holdings, Inc.	16,400	605,257
Mitsubishi Chemical Holdings Corp.	36,000	244,003
Mitsubishi Estate Co., Ltd.	23,000	559,149
Mitsubishi Gas Chemical Co., Inc.	8,000	59,251
Mitsubishi Motor Corp.†	91,000	145,727
Mitsubishi Rayon Co., Ltd.	8,000	27,357
Mitsui Chemicals, Inc.	15,000	106,425
Mitsui Fudosan Co., Ltd.	19,000	384,418
Mitsui Mining & Smelting Co., Ltd.	25,000	91,554
Mitsui O.S.K. Lines, Ltd.	25,000	324,870
Mitsui Sumitomo Insurance Co., Ltd.	24,000	252,937
Mitsukoshi, Ltd.	13,000	52,079
Mitsumi Electric Co., Ltd.	2,800	86,737
Mizuho Financial Group, Inc.	157	652,170
Mizuho Trust & Banking Co., Ltd.	5,000	7,926
Murata Manufacturing Co., Ltd.	4,900	263,823
NamCo Bandai Holdings, Inc.	1,200	14,917
NEC Electronics Corp.†	200	4,061
NGK Insulators, Ltd.	10,000	226,785
NGK Spark Plug Co., Ltd.	1,000	15,730
Nidec Corp.	2,300	151,874
Nikon Corp.	7,000	196,384
Nintendo Co., Ltd.	1,700	844,077
Nippon Building Fund, Inc.	8	98,723
Nippon Electric Glass Co., Ltd.	6,000	86,952
Nippon Express Co., Ltd.	19,000	101,791
Nippon Light Metal Co., Ltd.	15,000	23,134
Nippon Mining Holdings, Inc.	18,500	108,500
Nippon Sheet Glass Co., Ltd.	18,000	83,910
Nippon Steel Corp.	126,000	661,974
Nippon Telegraph and Telephone Corp.	182	790,048
Nippon Yusen Kabushiki Kaisha	27,000	250,605
Nisshin Steel Co., Ltd.	33,000	118,282
Nisshinbo Industries, Inc.	6,000	62,923
Nissin Food Products Co., Ltd.	1,300	42,995
Nitori Co., Ltd.	100	4,956
Nitto Denko Corp.	2,700	131,006
NOK Corp.	1,100	22,871
Nomura Holdings, Inc.	42,100	659,455
Nomura Real Estate Office Fund, Inc.	1	8,394
Nomura Research Institute, Ltd.	4,100	116,276
NSK, Ltd.	17,000	145,728
NTN Corp.	9,000	66,879

NTT Data Corp.	39	182,289
NTT DoCoMo, Inc.	361	527,885
NTT Urban Development Corp.	14	17,398
Obayashi Corp.	7,000	33,390
OKUMA Corp.	6,000	57,148
Olympus Corp.	7,000	205,234
Omron Corp.	5,600	124,673
Onward Kashiyama Co., Ltd.	2,000	19,481
ORACLE Corp.	1,600	70,325
Oriental Land Co., Ltd.	1,900	110,721
ORIX Corp.	1,900	282,337
Osaka Gas Co., Ltd.	54,000	216,692
Osaka Titanium Technologies Co.	500	33,029
Otsuka Corp.	200	15,639
Pioneer Corp.	1,200	12,581
Promise Co., Ltd.	350	11,698
Rakuten, Inc.	142	67,205
Resona Holdings, Inc.	108	174,412
Rinnai Corp.	700	21,579
Rohm Co., Ltd.	2,700	196,189
Ryohin Keikaku Co., Ltd.	600	31,939
Sanyo Electric Co., Ltd.†	11,000	23,015
Sapporo Hokuyo Holdings, Inc.	1	7,763
SBI E*Trade Securities Co., Ltd.	16	13,679
SBI Holdings, Inc.	144	35,206
Secom Co., Ltd.	5,500	276,430
Seiko Epson Corp.	1,900	48,631
Sekisui Chemical Co., Ltd.	8,000	55,933
Sekisui House, Ltd.	14,000	144,371
Sharp Corp.	23,000	419,211
Shimizu Corp.	15,000	71,217
Shin-Etsu Chemical Co., Ltd.	10,300	556,650
Shinko Electric Industries Co., Ltd.	700	10,035
Shinko Securities Co., Ltd.	14,000	48,024
Shionogi & Co., Ltd.	3,000	51,380
Shiseido Co., Ltd.	11,000	251,522
Showa Denko K.K.	14,000	49,654
Showa Shell Sekiyu K.K.	4,800	48,749
SMC Corp.	2,000	212,056
Softbank Corp.	12,800	249,192
Sompo Japan Insurance, Inc.	16,000	148,152
Stanley Electric Co., Ltd.	1,600	33,884
Sumco Corp.	4,100	90,451
Sumitomo Chemical Co., Ltd.	34,000	234,571
Sumitomo Electric Industries, Ltd.	27,000	400,069
Sumitomo Metal Industries, Ltd.	89,000	377,519
Sumitomo Mitsui Financial Group, Inc.	108	776,994
Sumitomo Realty & Development Co., Ltd.	8,000	135,787
Sumitomo Rubber Industries, Ltd.	2,400	18,415
T&D Holdings, Inc.	3,250	166,288
Taiheiyo Cement Corp.	34,000	78,326
Taisei Corp.	15,000	39,549
Taiyo Yuden Co., Ltd.	3,000	32,710
Takashimaya Co., Ltd.	9,000	99,490
Takeda Pharmaceutical Co., Ltd.	18,300	1,017,235
Takefuji Corp.	1,000	25,160
TDK Corp.	2,900	202,432
Teijin, Ltd.	15,000	58,016
Terumo Corp.	3,600	195,442
The Bank of Yokohama, Ltd.	18,000	116,250
The Chiba Bank, Ltd.	9,000	57,249
The Joyo Bank, Ltd.	4,000	20,019
The Shizuoka Bank, Ltd.	3,000	31,654
The Sumitomo Trust & Banking Co., Ltd.	28,000	187,556
THK Co., Ltd.	3,400	64,191
Toho Co., Ltd.	2,900	67,140
Toho Titanium Co., Ltd.	500	14,157
Tokai Rika Co., Ltd.	900	25,871
Tokuyama Corp.	3,000	22,347
Tokyo Broadcasting System, Inc.	2,500	53,972
Tokyo Electron, Ltd.	3,700	228,730
Tokyo Gas Co., Ltd.	66,000	296,159
Tokyo Steel Manufacturing Co., Ltd.	2,700	32,308
Tokyo Tatemono Co., Ltd.	4,000	27,023
Tokyu Corp.	26,000	150,464
Tokyu Land Corp.	7,000	47,064
TonenGeneral Sekiyu K.K.	5,000	47,436
Toppan Printing Co., Ltd.	15,000	163,082
Toray Industries, Inc.	30,000	185,014
Tosoh Corp.	13,000	45,935
Toto, Ltd.	5,000	42,076
Toyo Seikan Kaisha, Ltd.	3,000	52,418
Toyoda Gosei Co., Ltd.	1,200	43,484
Toyota Boshoku Corp	2,000	68,868
Toyota Industries Corp.	7,500	284,648
Trend Micro, Inc.	2,500	85,842
Ube Industreis, Ltd.	15,000	46,059
Uni-Charm Corp.	900	65,795
UNY Co., Ltd.	6,000	47,534
Urban Corp.	3,000	19,439
Ushio, Inc.	2,400	49,919
USS Co, Ltd.	4,650	284,638
West Japan Railway Co.	47	214,976
Yahoo! Japan Corp.	336	149,755
Yakult Honsha Co., Ltd.	2,400	67,148
Yamada Denki Co., Ltd.	1,220	106,652
Yamaha Corp.	800	15,719
Yamaha Motor Co., Ltd.	38,200	758,824
Yamato Kogyo Co., Ltd.	2,000	83,895
Yamato Transport Co., Ltd.	9,000	131,729
Yaskawa Electric Corp.	5,000	54,956

		38,671,158

Luxembourg - 0.0%

Millicom International Cellular SA SDR†	1,075	117,874

Netherlands - 1.7%

Aegon NV	81,769	1,220,643
ASML Holding NV†	49,175	1,187,619
Koninklijke Ahold NV†	119,763	1,573,271
Koninklijke KPN NV	36,797	694,822
Oce NV	20,997	389,449
TNT NV	16,363	644,291
Unilever NV	66,834	2,068,006

		7,778,101

Netherlands Antilles - 0.9%

Schlumberger, Ltd.	44,370	3,835,786

New Zealand - 0.1%

Contact Energy, Ltd.	40,835	257,067
Fletcher Building, Ltd.	6,245	47,580
Telecom Corp. of New Zealand, Ltd.	9,167	28,125

		332,772

Norway - 1.0%

Aker Kvaerner ASA	32,350	771,130
Norsk Hydro ASA	112,100	1,586,543
Statoil ASA	66,600	2,038,392

Tandberg ASA	13,300	195,748

		4,591,813

Portugal - 0.1%

Banco Espirito Santo SA	27,748	500,313

Singapore - 0.4%

CapitaLand, Ltd.	29,000	127,784
City Developments, Ltd.	7,000	58,801
DBS Group Holdings, Ltd.	29,000	353,034
Jardine Cycle & Carriage, Ltd.	8,000	120,374
Neptune Orient Lines, Ltd.	13,000	28,419
Olam International, Ltd.	31,000	56,154
Oversea-Chinese Banking Corp.	40,000	216,332
Singapore Airlines, Ltd.	26,000	281,932
Singapore Exchange, Ltd.	17,000	98,638
Singapore Petroleum Co., Ltd.	4,000	19,499
Singapore Press Holdings, Ltd.	20,000	62,337
United Overseas Bank, Ltd.	26,000	330,186
Yanlord Land Group	18,000	32,047

		1,785,537

Spain - 1.8%

Abertis Infraestructuras SA	48,021	1,515,964
Acerinox SA	34,233	858,233
ACS Actividades de Construccion y Servicios SA	26,234	1,338,096
Banco Santander Central Hispano SA	168,596	3,013,541
Gas Natural SDG, SA	7,388	447,448
Industria de Diseno Textil SA	3,667	188,246
Red Electrica de Espana	11,136	693,026

		8,054,554

Sweden - 1.3%

Alfa Laval AB	20,275	1,089,348
Atlas Copco AB, Class B	92,800	1,318,871
Electrolux AB, Class B	24,000	383,687
Eniro AB	52,300	392,941
Hennes & Mauritz AB, Class B	2,325	130,405
Husqvarna AB, Class B	94,900	1,027,446
Svenska Handelsbanken AB, Class A	52,000	1,450,123
Swedbank AB, Class A	9,900	267,499

		6,060,320

Switzerland - 2.1%

Ciba Specialty Chemicals AG	18,300	731,233
Logitech International SA†	36,676	936,437
Lonza Group AG	4,653	613,628
Novartis AG	29,321	1,441,106
Roche Holding AG	16,149	3,171,529
Sonova Holding AG	1,880	178,589
UBS AG	4,129	135,198
Zurich Financial Services AG	6,835	2,142,160

		9,349,880

United Kingdom - 8.5%

Anglo American PLC	26,527	1,681,520
Antofagasta PLC	36,139	574,872
ARM Holdings PLC	165,573	295,194
AstraZeneca PLC	52,627	1,975,002
Balfour Beatty PLC	20,501	179,751
Barclays PLC	109,258	1,026,788
Berkeley Group Holdings PLC†	8,229	169,093
BG Group PLC	108,337	2,552,280
BHP Billiton PLC	78,547	2,532,164
BT Group PLC	12,820	57,270
Burberry Group PLC	41,493	344,097
Cable & Wireless PLC	20,659	72,077
Cadbury Schweppes PLC	146,934	1,632,355
Compass Group PLC	75,215	485,889
Cookson Group PLC	14,090	165,537
Daily Mail & General Trust	7,377	68,043
Davis Service Group PLC	33,193	329,738
FirstGroup PLC	37,202	426,826
GlaxoSmithKline PLC	127,970	2,805,733
Hammerson PLC	24,882	542,009
Hays PLC	206,243	445,694
HBOS PLC	95,075	1,127,204
Home Retail Group PLC	95,285	485,949
HSBC Holdings PLC	89,150	1,348,062
International Power PLC	136,883	1,027,759
Invensys PLC†	13,753	69,299
Investec PLC	74,474	542,177
Kazakhmys PLC	18,947	575,863
Kesa Electricals PLC	55,677	234,925
Legal & General Group PLC	358,250	880,218
Liberty International PLC	4,519	85,800
Man Group PLC, Class B	120,346	1,311,432
Marks & Spencer Group PLC	56,457	449,727
Mondi PLC	25,377	195,198
Old Mutual PLC	333,510	822,826
Resolution PLC	8,117	111,271
Royal Bank of Scotland Group PLC	280,471	2,113,974
Severn Trent PLC	13,804	387,267
Shire PLC	13,932	272,178
Smith & Nephew PLC	27,018	349,748
Stagecoach Group PLC	181,486	904,743
Standard Chartered PLC	1,600	52,598
The Capita Group	4,327	56,013
Tomkins PLC	63,148	210,841
Tullow Oil PLC	11,633	144,504
Unilever PLC	60,033	1,893,975
United Utilities PLC	44,042	601,821
Vodafone Group PLC	1,176,899	3,777,153

		38,394,457

United States - 39.2%

Aetna, Inc.	16,240	805,504
AFLAC, Inc.	14,990	935,526
Allergan, Inc.	38,450	2,277,393
Allstate Corp.	40,240	1,920,655
Amazon.com, Inc.†#	4,410	284,313
American Express Co.	56,630	2,395,449
Amgen, Inc.†	39,860	1,814,427
Apache Corp.	25,300	2,902,163
Applied Materials, Inc.	115,450	2,213,176
Archer-Daniels-Midland Co.	19,160	864,116
Bank of America Corp.	120,830	4,801,784
Barr Pharmaceuticals, Inc.†	1,930	91,000
Best Buy Co., Inc.#	1,930	83,009
Bristol-Myers Squibb Co.	123,620	2,795,048
Campbell Soup Co.	3,440	111,078
Cardinal Health, Inc.	7,430	439,410
Caterpillar, Inc.#	40,480	2,927,918
Chesapeake Energy Corp.#	38,840	1,756,345
Cisco Systems, Inc.†	186,530	4,545,736
Citigroup, Inc.	166,334	3,943,779
Clear Channel Communications, Inc.	10,270	328,640
CME Group, Inc.	1,330	682,689
Colgate-Palmolive Co.	36,180	2,752,936
Continental Resources, Inc.†#	4,562	128,101
Costco Wholesale Corp.	20,580	1,274,314
CSX Corp.	37,320	1,810,766

Cummins, Inc.	5,480	276,082
CVS Caremark Corp.	72,850	2,941,683
Danaher Corp.	32,660	2,421,739
Deere & Co.	22,330	1,902,739
Dell, Inc.†	79,710	1,582,243
eBay, Inc.†	27,670	729,381
Eli Lilly & Co.	58,480	2,925,170
Embarq Corp.	19,030	798,118
EMC Corp.†	58,470	908,624
EOG Resources, Inc.	25,850	3,075,891
Fannie Mae	22,280	616,042
Fluor Corp.	2,040	284,070
Forest Laboratories, Inc.†	31,700	1,260,709
Franklin Resources, Inc.	1,340	126,456
Freddie Mac#	6,800	171,224
Genentech, Inc.†	24,530	1,858,147
General Mills, Inc.	36,710	2,055,393
Gilead Sciences, Inc.†	30,280	1,432,850
Google, Inc., Class A†	5,820	2,742,268
H.J. Heinz Co.	22,750	1,003,502
Halliburton Co.	57,160	2,189,228
Hartford Financial Services Group, Inc.	11,460	801,054
Hess Corp.	15,220	1,418,200
Hewlett-Packard Co.	90,270	4,312,198
JPMorgan Chase & Co.	103,350	4,201,177
Kellogg Co.#	38,680	1,961,850
Kimberly-Clark Corp.	40,900	2,665,862
Lehman Brothers Holdings, Inc.	8,300	423,217
Lowe’s Cos., Inc.	60,210	1,443,234
McDonald’s Corp.	57,250	3,097,797
Medco Health Solutions, Inc.†	10,570	468,357
Medtronic, Inc.	62,430	3,081,545
Merrill Lynch & Co., Inc.	30,990	1,535,864
MetLife, Inc.#	46,390	2,702,681
Microsoft Corp.	202,250	5,505,245
Mirant Corp.†#	9,550	353,350
Murphy Oil Corp.	9,670	777,275
National-Oilwell Varco, Inc.†	2,760	171,948
News Corp., Class A	148,320	2,730,571
NIKE, Inc., Class B	36,450	2,194,290
Noble Energy, Inc.	8,460	654,804
Norfolk Southern Corp.	45,070	2,383,752
Nucor Corp.	19,280	1,244,910
Omnicom Group, Inc.	2,480	110,782
Oracle Corp.†	174,580	3,282,104
PACCAR, Inc.	36,160	1,568,621
Paychex, Inc.#	13,296	418,292
Peabody Energy Corp.#	2,380	134,756
Pepco Holdings, Inc.	19,340	488,722
Pitney Bowes, Inc.	17,970	642,967
Praxair, Inc.	31,210	2,505,539
Precision Castparts Corp.	11,960	1,320,264
QUALCOMM, Inc.	78,300	3,317,571
Qwest Communications International, Inc.#	12,550	67,770
R.R. Donnelley & Sons Co.	15,340	488,272
Schering-Plough Corp.	100,430	2,179,331
Seagate Technology(2)(3)(4)	22,401	0
Simon Property Group, Inc.	9,520	797,776
Southern Copper Corp.#	15,420	1,759,576
Southwest Airlines Co.#	22,220	272,417
Spectra Energy Corp.	83,280	1,924,601
Sprint Nextel Corp.	130,680	929,135
State Street Corp.	3,310	260,001
Stryker Corp.	20,680	1,346,475
SunTrust Banks, Inc.	1,640	95,333
Sysco Corp.	37,090	1,040,745
Target Corp.	38,200	2,009,702
The AES Corp.†	29,110	523,398
The Bank of New York Mellon Corp.	53,210	2,334,323
The Charles Schwab Corp.	26,060	511,037
The Coca-Cola Co.	67,790	3,963,003
The DIRECTV Group, Inc.†	18,280	457,914
The Gap, Inc.	10,780	217,433
The Mosaic Co.†	2,290	254,877
The Travelers Cos., Inc.	34,090	1,582,117
The Walt Disney Co.	96,400	3,124,324
Thermo Fisher Scientific, Inc.†	9,990	558,741
Time Warner Cable, Inc.†	11,280	307,944
UnitedHealth Group Inc.	58,960	2,740,461
US Bancorp	93,360	2,989,387
Viacom, Inc., Class B†	31,060	1,234,635
Wachovia Corp.#	94,890	2,905,532
Walgreen Co.	41,130	1,501,656
WellPoint, Inc.†	23,550	1,650,384
Williams Cos., Inc.	47,650	1,716,353
Windstream Corp.	53,710	631,630
WM Wrigley Jr. Co.	9,150	547,719
Yahoo!, Inc.†	15,620	433,924

		177,463,559

Total Common Stock (cost $425,473,354)		390,347,570

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG	11,789	544,739
Fresenius AG	7,453	626,607

Total Preferred Stock (cost $1,167,430)		1,171,346

Total Long-Term Investment Securities (cost $426,640,784)		391,518,916

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Collective Investment Pool - 2.8%

Securities Lending Quality Trust(5)	12,806,041	12,806,041

Commercial Paper - 12.4%

Dresdner U.S. Finance
3.13% due 03/03/08	$12,000,000	11,997,913
Erste Finance LLC
3.13% due 03/03/08	22,000,000	21,996,181
Lehman Brothers Holdings, Inc.
3.18% due 03/03/08	22,000,000	21,996,113

		55,990,207

U.S. Government Treasuries - 0.7%

United States Treasury Bills
1.85% due 04/17/08@	100,000	99,759
1.96% due 03/27/08@	815,000	813,846
2.01% due 04/17/08@	90,000	89,764
2.07% due 03/27/08@	35,000	34,948
2.10% due 04/17/08@	150,000	149,589
2.16% due 03/27/08@	130,000	129,798
2.19% due 04/10/08@	165,000	164,599
2.20% due 04/17/08@	110,000	109,684
2.22% due 03/27/08@	130,000	129,792
2.22% due 04/17/08@	250,000	249,276
2.25% due 04/10/08@	200,000	199,500
2.25% due 04/17/08@	160,000	159,531
2.28% due 04/10/08@	300,000	299,239
2.29% due 04/17/08@	325,000	324,028

		2,953,353

Total Short-Term Investment Securities (Cost $71,749,601)		71,749,601

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $1,061,220 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25%, due 06/12/37 and having an approximate value of $1,094,563 (Cost $1,061,000)	1,061,000	1,061,000

TOTAL INVESTMENTS - (Cost $499,451,385) (6)	102.6%	464,329,517
Liabilities in excess of other assets	(2.6)	(11,620,336)

NET ASSETS -	100.0%	$452,709,181

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $189,195,770 representing 41.8% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Global Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/00	22,401	$0	$0	$0.00	$0.00%

(5)	The security is purchased with the cash collateral received from securities on loan.
(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
167 Long	S&P 500 Index	March 2008	$57,591,875	$55,581,775	$(2,010,100)

See Notes to Portfolio of Investments

Industry Allocation*
Commercial Paper	12.4%
Banks-Commercial	7.1
Medical-Drugs	5.3
Insurance-Multi-line	2.9
Oil Companies-Exploration & Production	2.9
Collective Investment Pool	2.8
Food-Misc.	2.7
Oil Companies-Integrated	2.7
Finance-Investment Banker/Broker	2.7
Telephone-Integrated	2.4
Banks-Super Regional	2.4
Multimedia	1.8
Diversified Minerals	1.5
Transport-Rail	1.5
Computers	1.5
Oil-Field Services	1.3
Beverages-Non-alcoholic	1.2
Applications Software	1.2
Cosmetics & Toiletries	1.2
Auto-Cars/Light Trucks	1.2
Medical-HMO	1.1
Chemicals-Diversified	1.1
Insurance-Life/Health	1.1
Retail-Drug Store	1.1
Enterprise Software/Service	1.1
Networking Products	1.0
Cellular Telecom	1.0
Machinery-Construction & Mining	1.0
Steel-Producers	1.0
Pipelines	0.9
Consumer Products-Misc.	0.8
Medical-Biomedical/Gene	0.8
Semiconductor Equipment	0.8
Electric-Integrated	0.8
Retail-Discount	0.8
Web Portals/ISP	0.7
Wireless Equipment	0.7
Real Estate Operations & Development	0.7
Metal Processors & Fabrication	0.7
Retail-Restaurants	0.7
Medical Instruments	0.7
Insurance-Property/Casualty	0.7
Finance-Other Services	0.7
U.S. Government Treasuries	0.7
Building Products-Cement	0.6
Diversified Manufacturing Operations	0.6
Gas-Distribution	0.6
Banks-Fiduciary	0.6
Industrial Gases	0.6
Medical Products	0.5
Finance-Credit Card	0.5
Building-Heavy Construction	0.5
Metal-Copper	0.5
Athletic Footwear	0.5
Machinery-Farming	0.5
Electric-Transmission	0.5
Office Automation & Equipment	0.5
Transport-Services	0.4
Mining	0.4
Oil & Gas Drilling	0.4
Retail-Major Department Stores	0.4
Real Estate Investment Trusts	0.4
Electronic Components-Misc.	0.4
Food-Retail	0.4
Auto-Heavy Duty Trucks	0.4
Chemicals-Specialty	0.4
Public Thoroughfares	0.3
Real Estate Management/Services	0.3
Retail-Building Products	0.3
Therapeutics	0.3
Engineering/R&D Services	0.3
Cable TV	0.3
Transport-Marine	0.3
Distribution/Wholesale	0.3
Auto/Truck Parts & Equipment-Original	0.3
Water	0.3
Computers-Memory Devices	0.2
Food-Wholesale/Distribution	0.2
Filtration/Separation Products	0.2
Telecom Services	0.2
Electric Products-Misc.	0.2
Repurchase Agreements	0.2
Agricultural Chemicals	0.2
Printing-Commercial	0.2
Wire & Cable Products	0.2
Optical Supplies	0.2
Computers-Periphery Equipment	0.2
Audio/Video Products	0.2
Diversified Financial Services	0.2
Diversified Operations	0.2
Metal-Diversified	0.2
Agricultural Operations	0.2
Consulting Services	0.2
Toys	0.2
Non-Ferrous Metals	0.2
Seismic Data Collection	0.2
Building & Construction-Misc.	0.2
E-Commerce/Services	0.2
Finance-Mortgage Loan/Banker	0.2
Machine Tools & Related Products	0.2
Recreational Vehicles	0.2
Office Supplies & Forms	0.2
Airlines	0.2
Soap & Cleaning Preparation	0.2
Machinery-Electrical	0.2
Electronic Components-Semiconductors	0.1
Dialysis Centers	0.1
Retail-Apparel/Shoe	0.1
Diversified Operations/Commercial Services	0.1
Instruments-Scientific	0.1
Photo Equipment & Supplies	0.1
Food-Confectionery	0.1
Building-Residential/Commercial	0.1
Electric-Generation	0.1
Human Resources	0.1
Food-Catering	0.1
Insurance-Reinsurance	0.1
Pharmacy Services	0.1
Machinery-General Industrial	0.1
Medical-Wholesale Drug Distribution	0.1
Publishing-Periodicals	0.1
Retail-Consumer Electronics	0.1
Data Processing/Management	0.1
Textile-Products	0.1
Building Products-Doors & Windows	0.1
Apparel Manufacturers	0.1
Appliances	0.1
Independent Power Producers	0.1
Retail-Misc./Diversified	0.1
Oil Refining & Marketing	0.1
Computers-Integrated Systems	0.1
Broadcast Services/Program	0.1
Building & Construction Products-Misc.	0.1
Electronic Measurement Instruments	0.1
Property Trust	0.1

Retail-Automobile	0.1
E-Commerce/Products	0.1
Finance-Leasing Companies	0.1
Electronic Security Devices	0.1
Engines-Internal Combustion	0.1
Telecommunication Equipment	0.1
Transport-Truck	0.1
Publishing-Newspapers	0.1

102.6%

*	Calculated as a percentage of Net Assets

VALIC COMPANY I GLOBAL STRATEGY FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount (7)	Market Value (Note 1)
COMMON STOCK - 59.1%
Austria - 0.6%

Telekom Austria AG(1)	120,080	$2,722,300

Bermuda - 0.9%

Covidien, Ltd.	25,291	1,082,202
Invesco, Ltd.	62,094	1,590,227
Tyco Electronics, Ltd.	25,291	832,074
Tyco International, Ltd.	25,291	1,013,158

		4,517,661

Cayman Islands - 1.4%

ACE, Ltd.	57,657	3,242,630
Seagate Technology	161,636	3,486,488

		6,729,118

Denmark - 0.3%

Vestas Wind Systems A/S†(1)	16,068	1,638,568

Finland - 1.4%

Stora Enso Oyj, Class R#(1)	293,983	3,681,011
UPM-Kymmene Oyj(1)	168,687	2,914,365

		6,595,376

France - 4.1%

AXA SA#(1)	119,489	4,029,018
France Telecom SA ADR	153,242	5,125,945
Sanofi-Aventis#(1)	47,002	3,484,164
Total SA#(1)	66,840	5,047,192
Vivendi Universal SA(1)	55,790	2,202,979

		19,889,298

Germany - 3.8%

Bayerische Motoren Werke AG(1)	55,255	3,024,711
Deutsche Post AG(1)	144,737	4,778,311
E.ON AG#(1)	21,189	3,981,582
Infineon Technologies AG ADR#*	165,670	1,336,957
Siemens AG ADR	39,400	5,029,804

		18,151,365

Hong Kong - 1.1%

Cheung Kong Holdings, Ltd.(1)	190,324	2,844,881
Swire Pacific, Ltd., Class A(1)	220,766	2,525,215

		5,370,096

Israel - 0.6%

Check Point Software Technologies†	121,399	2,661,066

Italy - 1.9%

Eni SpA(1)	127,040	4,392,147
Intesa Sanpaolo SpA(1)	401,765	2,691,126
Mediaset SpA#(1)	239,818	2,155,025

		9,238,298

Japan - 3.9%

AIFUL Corp.#(1)	64,499	1,142,431
FUJIFILM Holdings Corp.(1)	80,707	3,028,679
Hitachi, Ltd.#(1)	216,911	1,563,629
Mitsubishi UFJ Financial Group, Inc.(1)	116,000	1,020,208
Nintendo Co., Ltd.(1)	7,124	3,537,181
Nomura Holdings, Inc.(1)	70,806	1,109,106
Promise Co., Ltd.#(1)	53,600	1,791,509
Sony Corp. ADR	38,857	1,834,439
Sumitomo Mitsui Financial Group, Inc.#(1)	155	1,115,130
Takeda Pharmaceutical Co., Ltd.(1)	47,679	2,650,315

		18,792,627

Mexico - 0.4%

Telefonos de Mexico SAB de CV ADR	52,897	1,756,180

Netherlands - 2.2%

ING Groep NV(1)	119,487	3,979,879
Koninklijke Philips Electronics NV(1)	98,376	3,844,635
Reed Elsevier NV#(1)	155,953	2,892,364

		10,716,878

Norway - 1.0%

Telenor ASA†(1)	241,162	4,943,654

Singapore - 1.8%

DBS Group Holdings, Ltd.(1)	219,397	2,670,849
Singapore Telecommunications, Ltd.(1)	1,667,000	4,497,483
Venture Corp., Ltd.(1)	193,962	1,395,194

		8,563,526

South Africa - 0.7%

Sasol, Ltd. ADR#	63,630	3,258,492

South Korea - 1.6%

Kookmin Bank ADR†	33,378	2,043,735
Samsung Electronics Co., Ltd.(1)	7,582	4,451,115
SK Telecom Co., Ltd. ADR	58,720	1,315,328

		7,810,178

Spain - 1.4%

Gamesa Corp. Tecnologica SA(1)	42,012	1,705,536
Telefonica SA ADR	56,803	4,927,092

		6,632,628

Switzerland - 1.0%

Novartis AG#(1)	43,790	2,152,247
Swiss Reinsurance(1)	30,660	2,460,078

		4,612,325

Taiwan - 0.9%

Chunghwa Telecom Co., Ltd. ADR	81,663	2,004,010
Lite-On Technology Corp.(1)	1,509,714	2,036,821

		4,040,831

United Kingdom - 12.3%

Aviva PLC(1)	220,880	2,659,733
BAE Systems PLC(1)	378,499	3,602,064
BP PLC(1)	426,865	4,618,689
British Sky Broadcasting Group PLC(1)	255,698	2,867,440
Centrica PLC(1)	272,288	1,737,160
Compass Group PLC(1)	695,200	4,490,995
G4S PLC(1)	855,503	3,704,728
GlaxoSmithKline PLC(1)	164,866	3,614,675
HSBC Holdings PLC(1)	277,053	4,217,742
Kingfisher PLC(1)	813,980	2,095,672
National Grid PLC(1)	114,673	1,662,275
Old Mutual PLC(1)	1,008,590	2,488,362
Pearson PLC(1)	206,609	2,710,210

Rolls-Royce Group PLC†(1)		263,239	2,253,231
Royal Bank of Scotland Group PLC(1)		264,400	1,992,843
Royal Dutch Shell PLC, Class B(1)		142,106	5,001,251
Unilever PLC(1)		101,385	3,198,584
Vodafone Group PLC ADR		163,547	5,271,120
Yell Group PLC(1)		253,970	1,093,348

			59,280,122

United States - 15.8%

Abbott Laboratories		59,279	3,174,390
Amgen, Inc.†		78,240	3,561,485
AON Corp.#		78,710	3,275,123
Boston Scientific Corp.†#		182,961	2,303,479
Bristol-Myers Squibb Co.		88,390	1,998,498
Chico’s FAS, Inc.†#		159,610	1,485,969
Comcast Corp., Special Class A†		171,115	3,311,075
Discover Financial Services#		8,756	132,128
El Paso Corp.		195,496	3,186,585
General Electric Co.		87,630	2,904,058
JPMorgan Chase & Co.		36,354	1,477,790
Lexmark International, Inc., Class A†#		42,300	1,397,169
Merck & Co., Inc.		49,280	2,183,104
Microsoft Corp.		126,124	3,433,095
Morgan Stanley		17,513	737,648
News Corp., Class A		206,437	3,800,505
Oracle Corp.†		132,880	2,498,144
Pfizer, Inc.		184,499	4,110,638
Quest Diagnostics, Inc.#		65,980	3,145,267
Target Corp.		60,653	3,190,954
Tenet Healthcare Corp.†#		332,427	1,598,974
The DIRECTV Group, Inc.†		159,586	3,997,629
The Gap, Inc.		116,950	2,358,882
The Progressive Corp.#		124,850	2,288,501
Time Warner, Inc.		194,916	3,042,639
Torchmark Corp.#		37,420	2,254,929
United Parcel Service, Inc., Class B		35,370	2,484,389
Viacom, Inc., Class B†		90,980	3,616,455
Watson Pharmaceuticals, Inc.†#		107,040	2,976,782

			75,926,284

Total Common Stock
(cost $276,869,856)			283,846,871

PREFERRED STOCK - 0.8%
Brazil - 0.8%

Cia Vale do Rio Doce ADR (cost $1,284,880)		125,110	3,668,225

GOVERNMENT AGENCIES - 31.7%
Argentina - 0.7%

Republic of Argentina Bonds 3.09% due 08/03/12(2)	USD	6,328,000	3,470,908

Australia - 0.8%

New South Wales Treasury Corp. Notes 6.00% due 05/01/12	AUD	1,965,000	1,744,815
Queensland Treasury Corp. Government Guar. Bonds 6.00% due 07/14/09	AUD	2,140,000	1,961,868

			3,706,683

Austria - 0.1%

Republic of Austria Bonds 5.00% due 07/15/12*	EUR	426,000	687,192

Belgium - 0.0%

Kingdom of Belgium Debentures 7.50% due 07/29/08	EUR	146,000	224,189

Brazil - 2.7%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,627,119
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	4,465,017
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	3,915,000	2,184,128
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,599,843
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,930,950

			12,807,057

Canada - 0.3%

Government of Canada Bonds 4.25% due 12/01/08	CAD	1,510,000	1,548,508

France - 1.7%

Government of France Bonds 4.25% due 10/25/17	EUR	5,200,000	8,019,961

Germany - 3.4%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.66% due 08/08/11(2)	JPY	1,680,000,000	16,172,891

Indonesia - 2.1%

Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,607,286
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	31,680,000,000	3,572,057
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	11,100,000,000	1,399,597
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	558,774

			10,137,714

Iraq - 0.2%

Republic of Iraq Bonds 5.80% due 01/15/28*(6)	USD	1,000,000	725,000

Malaysia - 2.1%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,170,023
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	284,412
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	5,360,000	1,693,463
Government of Malaysia Bonds 3.92% due 09/30/08	MYR	200,000	62,749
Government of Malaysia Bonds 4.31% due 02/27/09	MYR	5,375,000	1,697,544
Government of Malaysia Bonds 6.45% due 07/01/08	MYR	12,875,000	4,070,273
Government of Malaysia Bonds 7.00% due 03/15/09	MYR	970,000	314,708

			10,293,172

Mexico - 2.1%

United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	3,102,716
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	5,102,153
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	456,538
United Mexican States Bonds 10.00% due 12/05/24	MXN	13,700,000	1,569,156

			10,230,563

New Zealand - 0.7%

Government of New Zealand Bonds 7.00% due 07/15/09#	NZD	4,490,000	3,573,852

Norway - 1.1%

Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	25,330,000	4,883,152
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	433,495

			5,316,647

Poland - 2.6%

Government of Poland Bonds 5.75% due 06/24/08	PLN	500,000	214,780
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,090,000	458,756
Government of Poland Bonds 6.00% due 05/24/09	PLN	23,500,000	10,075,270
Government of Poland Bonds 6.25% due 10/24/15	PLN	4,150,000	1,802,995

			12,551,801

Singapore - 1.5%

Government of Singapore Bonds 1.50% due 04/01/08	SGD	300,000	214,861
Government of Singapore Bonds 2.38% due 10/01/09	SGD	1,315,000	959,697
Government of Singapore Bonds 4.38% due 01/15/09	SGD	4,270,000	3,142,336
Government of Singapore Bonds 5.63% due 07/01/08	SGD	4,035,000	2,933,262

			7,250,156

South Korea - 5.0%

KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	1,175,195
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	84,113
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	7,249,585
Republic of South Korea Bonds 5.25% due 03/10/27	KRW	6,982,000,000	7,446,587
Republic of South Korea Bonds 5.50% due 09/10/17	KRW	7,412,000,000	8,059,516

			24,014,996

Sweden - 4.4%

Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	86,650,000	14,160,848
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,776,166

Kingdom of Sweden Bonds 6.50% due 05/05/08	SEK	12,400,000	2,017,833

			20,954,847

United States - 0.2%

Federal National Mtg. Assoc. Notes 1.75% due 03/26/08	JPY	70,000,000	674,099

Total Government Agencies
(cost $139,613,992)			152,360,236

SUPRANATIONAL - 1.6%

European Investment Bank Senior Notes 0.75% due 09/21/11(2) (cost $6,640,559)	JPY	780,000,000	7,506,830

Total Long-Term Investment Securities
(cost $424,409,287)			447,382,162

SHORT-TERM INVESTMENT SECURITIES - 13.8%
Collective Investment Pool - 9.1%

Securities Lending Quality Trust(3) (cost $43,716,884)		43,716,884	43,716,884

GOVERNMENT AGENCIES - 4.7%
Egypt - 2.0%

Egypt Treasury Bills 6.76% due 09/30/08	EGP	1,700,000	299,051
Egypt Treasury Bills 6.80% due 09/30/08	EGP	1,600,000	281,460
Egypt Treasury Bill 6.88% due 01/13/09	EGP	8,175,000	1,407,687
Egypt Treasury Bills 6.89% due 06/24/08	EGP	2,500,000	447,756
Egypt Treasury Bill 6.90% due 01/13/09	EGP	8,175,000	1,407,687
Egypt Treasury Bill 6.92% due 01/13/09	EGP	8,150,000	1,403,382
Egypt Treasury Bills 6.94% due 06/24/08	EGP	2,500,000	447,756
Egypt Treasury Bills 7.32% due 08/05/08	EGP	1,500,000	266,712
Egypt Treasury Bills 7.34% due 09/16/08	EGP	3,400,000	599,838
Egypt Treasury Bills 7.37% due 08/05/08	EGP	5,275,000	937,938
Egypt Treasury Bills 7.40% due 08/12/08	EGP	5,225,000	927,905
Egypt Treasury Bills 7.75% due 08/26/08	EGP	5,500,000	974,436
Egypt Treasury Bills 8.17% due 04/01/08	EGP	25,000	4,525
Egypt Treasury Bills 8.22% due 04/01/08	EGP	25,000	4,525

			9,410,658

Malaysia - 0.6%

Bank Negara Malaysia Monetary Notes 3.17% due 05/15/08	MYR	3,500,000	1,095,105
Bank Negara Malaysia Monetary Notes 3.35% due 03/13/08(4)	MYR	1,930,000	602,593
Malaysia Treasury Bills 3.23% due 03/28/08	MYR	400,000	124,916
Malaysia Treasury Bills 3.23% due 05/09/08	MYR	1,800,000	559,893
Malaysia Treasury Bills
3.25% due 06/06/08	MYR	1,200,000	372,316
Malaysia Treasury Bills 3.35% due 06/06/08	MYR	207,000	64,225

			2,819,048

Norway - 0.0%

Norwegian Treasury Bills 4.75% due 09/17/08	NOK	1,380,000	257,347
Norwegian Treasury Bills 4.77% due 06/18/08	NOK	330,000	62,343

			319,690

Sweden - 0.6%

Sweden Treasury Bill 3.75% due 06/18/08	SEK	9,000,000	1,441,611
Sweden Treasury Bill 3.81% due 09/17/08	SEK	9,000,000	1,426,957

			2,868,568

United States - 1.5%

Federal Home Loan Bank Disc. Notes 2.00% due 03/03/08		7,312,000	7,311,188

Total Government Agencies
(cost $22,046,428)			22,729,152

Total Short-Term Investment Securities
(cost $65,763,312)			66,446,036

TOTAL INVESTMENTS
(cost $490,172,599) (5)		107.0%	513,828,198
Liabilities in excess of other assets		(7.0)	(33,403,036)

NET ASSETS -		100.0%	$480,425,162

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $2,749,149 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(3)	The security is purchased with the cash collateral received from securities on loan.
(4)	Fair valued security; see Note 1
(5)	See Note 4 for cost of investments on a tax basis.
(6)	To the extent permitted by the Statement of Additional Information, the Global Strategy Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008 the Global Strategy Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Republic of Iraq	8/7/2006	$250,000	$167,257
Bonds	7/24/2006	350,000	231,458
5.80% due 01/15/28	7/6/2006	400,000	283,744

		$1,000,000	$682,459	$725,000	$0.73	0.2%

ADR -	American Depository Receipt

(7)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	287,000	JPY	45,119,675	12/8/2008	$8,346
EUR	5,994,525	JPY	714,515,849	2/23/2009	40,815
EUR	2,997,263	JPY	461,568,011	2/25/2009	28,771
EUR	46,743,842	JPY	1,048,579,012	2/27/2009	164,659
EUR	1,498,632	USD	2,246,390	3/3/2009	3,228
EUR	749,316	USD	1,122,138	3/4/2009	581
KRW	974,497,000	CHF	1,177,896	12/9/2008	95,599
KRW	686,977,200	SGD	1,059,414	12/10/2008	36,704
KRW	10,363,400,000	CHF	11,940,346	1/20/2009	457,725
KRW	587,937,813	CHF	669,351	1/30/2009	18,291
KRW	621,852,000	USD	660,000	3/4/2009	2,338
MXN	6,426,756	CLP	298,252,908	5/16/2008	57,731
MXN	4,398,010	CLP	201,742,006	5/20/2008	34,388
MXN	3,676,778	CLP	168,672,188	6/12/2008	29,135
MXN	1,322,091	CLP	60,115,467	9/15/2008	9,485
NZD	4,057,505	INR	125,200,000	2/27/2009	62,677
RON	4,200,000	NOK	9,314,704	11/17/2008	119,186
RON	3,167,955	SEK	8,177,189	12/15/2008	84,695
RON	3,785,274	CZK	24,920,544	2/12/2009	44,798
RON	1,383,707	CZK	9,157,511	2/17/2009	19,385
RON	988,721	CZK	6,405,923	2/27/2009	6,185
USD	400,000	JPY	44,716,000	8/20/2008	34,108
USD	400,000	JPY	44,279,200	8/25/2008	29,959
USD	5,744,342	NOK	30,000,000	3/07/2008	6,895
USD	800,000	KZT	98,184,000	3/25/2008	11,326
USD	7,129,986	CAD	7,172,765	6/30/2008	138,968
USD	1,700,000	JPY	200,864,350	6/30/2008	245,802
USD	20,174	JPY	2,350,000	7/18/2008	2,608
USD	400,000	JPY	44,565,600	8/20/2008	32,648
*USD	1,909,959	BRL	3,500,000	9/4/2008	90,494
USD	1,630,000	JPY	179,776,775	9/25/2008	117,894
USD	2,415,000	JPY	267,871,800	9/26/2008	189,511
USD	2,589,287	CHF	3,000,000	10/20/2008	290,613
USD	437,500	CHF	505,304	10/24/2008	47,570
USD	437,500	CHF	504,098	10/27/2008	46,409
USD	1,357,251	CHF	1,500,000	11/6/2008	82,637
USD	100,960	JPY	10,703,750	11/14/2008	3,321
USD	260,000	KZT	33,774,000	12/22/2008	4,322

					$2,699,807

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*BRL	3,500,000	USD	1,908,397	9/4/2008	$(92,056)
EUR	972,763	USD	1,405,205	2/19/2009	(51,409)
EUR	749,316	USD	1,121,261	3/4/2008	(16,179)
EUR	1,547,611	USD	2,256,339	1/28/2009	(62,933)
EUR	2,170,100	USD	3,162,435	1/29/2009	(89,588)
EUR	622,349	USD	912,737	2/4/2009	(19,683)
EUR	4,495,894	USD	6,534,958	2/23/2009	(196,192)
EUR	1,498,631	USD	2,190,249	2/25/2009	(53,301)
EUR	2,997,262	USD	4,382,057	2/26/2009	(104,879)
EUR	9,741,103	USD	14,368,578	2/27/2009	(213,428)
EUR	749,316	USD	1,121,261	3/4/2009	(295)
EUR	749,316	USD	1,119,366	3/4/2009	(2,191)
KRW	626,340,000	USD	660,000	2/21/2009	(4,679)
KRW	625,224,600	USD	660,000	2/27/2009	(3,481)
KRW	1,675,424,100	USD	1,758,422	1/23/2009	(20,175)
KRW	3,997,212,957	USD	4,199,944	1/30/2009	(43,104)
MXN	3,000,000	USD	269,481	7/28/2008	(5,575)
MXN	16,171,585	INR	56,133,188	1/27/2009	(51,981)
MXN	57,244,656	USD	5,052,485	2/6/2009	(69,983)
MXN	19,158,339	USD	1,691,387	2/26/2009	(22,974)
USD	948,928	KZT	121,700,000	1/16/2009	(1,895)
USD	1,900,391	KZT	243,250,000	1/20/2009	(9,211)
USD	360,000	KZT	46,512,000	2/26/2009	(1,401)
USD	2,073,501	KZT	267,156,208	2/27/2009	(14,238)

					(1,150,831)

	Net Unrealized Appreciation (Depreciation)				$1,548,976

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovak Koruna
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	United States Dollar

See Notes to Portfolio of Investments

Industry Allocation*
Sovereign	31.3%
Collective Investment Pool	9.1
Medical-Drugs	4.9
Oil Companies-Integrated	4.7
Telephone-Integrated	3.4
Banks-Commercial	3.3
Foreign Government Treasuries	3.2
Multimedia	3.2
Insurance-Multi-line	2.9
Telecom Services	2.4
Diversified Manufacturing Operations	1.9
SupraNational	1.6
Federal Home Loan Bank	1.5
Cable TV	1.5
Transport-Services	1.5
Paper & Related Products	1.4
Cellular Telecom	1.4
Electronic Components-Misc.	1.3
Aerospace/Defense	1.2
Electronic Components-Semiconductors	1.2
Television	1.0
Insurance-Life/Health	1.0
Food-Catering	0.9
Publishing-Books	0.8
Electric-Integrated	0.8
Retail-Apparel/Shoe	0.8
Security Services	0.8
Diversified Minerals	0.8
Medical-Biomedical/Gene	0.7
Toys	0.7
Computers-Memory Devices	0.7
Computers-Periphery Equipment	0.7
Applications Software	0.7
Power Converter/Supply Equipment	0.7
Finance-Investment Banker/Broker	0.7
Insurance Brokers	0.7
Food-Misc.	0.7
Retail-Discount	0.7
Pipelines	0.7
Medical Labs & Testing Services	0.7
Photo Equipment & Supplies	0.6
Auto-Cars/Light Trucks	0.6
Medical-Generic Drugs	0.6
Finance-Consumer Loans	0.6
Real Estate Operations & Development	0.6
Internet Security	0.6
Diversified Operations	0.5
Enterprise Software/Service	0.5
Insurance-Reinsurance	0.5
Medical Instruments	0.5
Insurance-Property/Casualty	0.5
Retail-Building Products	0.4
Audio/Video Products	0.4
Gas-Distribution	0.4
Electric-Distribution	0.4
Medical-Hospitals	0.3
Investment Management/Advisor Services	0.3
Electric Products-Misc.	0.3
Medical Products	0.2

107.0%

*	Calculated as a percentage of net assets

VALIC COMPANY I GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CORPORATE BONDS & NOTES - 1.7%
Banks-Commercial - 0.6%

HSBC Bank USA Sub. Notes 5.63% due 08/15/35	$1,000,000	$860,240

Diversified Financial Services - 0.4%

General Electric Capital Corp., Series A Medium Term Notes 6.00% due 06/15/12	500,000	536,278

Finance-Investment Banker/Broker - 0.7%

Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16#	1,000,000	1,011,169

Total Corporate Bonds & Notes (cost $2,513,645)		2,407,687

FOREIGN CORPORATE BONDS & NOTES - 3.7%
Banks-Special Purpose - 1.5%

Landwirtschaftliche Rentenbank Foreign Government Guar. Bond 5.13% due 02/01/17#	1,000,000	1,085,114
Swedish Export Credit, Series D Medium Term Notes 4.88% due 09/29/11	1,000,000	1,063,395

		2,148,509

Finance-Commercial - 0.7%

Eksportfinans A/S Senior Notes 5.00% due 02/14/12	1,000,000	1,069,125

Oil Companies-Integrated - 1.5%

Shell International Finance BV Company Guar. 5.63% due 06/27/11	2,000,000	2,153,604

Total Foreign Corporate Bonds & Notes (cost $4,993,217)		5,371,238

FOREIGN GOVERNMENT AGENCIES - 1.2%
Regional Authority - 0.5%

Province of New Brunswick Canada Bonds 5.20% due 02/21/17	658,000	714,898

Sovereign - 0.7%

Italy Government International Senior Notes 5.25% due 09/20/16	1,000,000	1,091,184

Total Foreign Government Agencies (cost $1,655,761)		1,806,082

U.S. GOVERNMENT AGENCIES - 32.4%
Federal Farm Credit Bank - 2.9%

4.88% due 12/16/15#	2,000,000	2,102,210
4.88% due 01/17/17#	1,000,000	1,049,900
5.00% due 10/23/09#	1,000,000	1,043,673

		4,195,783

Federal Home Loan Bank - 5.7%

4.25% due 09/12/08#	1,000,000	1,008,820
4.75% due 09/11/15	1,000,000	1,045,148
4.88% due 11/27/13	2,000,000	2,137,224
5.00% due 02/20/09	940,000	963,678
5.38% due 08/19/11#	2,000,000	2,164,782
5.38% due 06/14/13#	1,000,000	1,092,826

		8,412,478

Federal Home Loan Mtg. Corp. - 12.3%

4.35% due 06/02/08	2,000,000	2,007,610
4.45% due 03/06/08	1,000,000	1,000,135
4.50% due 09/01/19	849,130	851,730
4.75% due 11/17/15#	3,000,000	3,143,379
5.00% due 01/16/09#	1,000,000	1,022,849
5.00% due 12/14/18#	1,000,000	987,884
5.00% due 10/01/34	593,758	586,689
5.25% due 10/06/11	2,000,000	2,025,472
5.33% due 12/01/35(1)	207,012	212,248
5.45% due 09/02/11#	1,000,000	1,014,041
5.50% due 12/01/36	611,166	615,120
5.75% due 01/15/12#	2,000,000	2,194,662
6.00% due 05/12/16	1,000,000	1,031,503
6.00% due 11/01/33	859,678	881,884
6.50% due 02/01/32	332,282	348,183
7.50% due 09/01/16	98,810	103,866
8.00% due 02/01/30	4,770	5,186
8.00% due 08/01/30	1,724	1,874
8.00% due 06/01/31	5,872	6,384

		18,040,699

Federal National Mtg. Assoc. - 8.0%

4.25% due 08/15/10#	2,000,000	2,080,994
5.00% due 02/16/12#	752,000	805,150
5.00% due 02/01/19	746,432	758,052
5.00% due 12/01/36	852,227	839,939
5.25% due 08/01/12#	1,000,000	1,069,497
5.34% due 01/01/36(1)	76,977	79,663
5.36% due 11/01/34(1)	171,819	175,840
5.38% due 03/02/12	2,790,000	2,820,279
5.50% due 12/01/33	384,824	388,580
5.50% due 10/01/34	734,511	740,653
5.66% due 02/01/35(1)	38,193	38,702
6.00% due 05/15/11#	1,000,000	1,094,469
6.00% due 06/01/35	341,943	349,929
6.50% due 02/01/17	116,501	122,200
6.50% due 07/01/32	71,864	75,024
7.00% due 09/01/31	124,679	133,011
7.50% due 03/01/32	104,234	112,350
11.50% due 09/01/19	427	493
12.00% due 01/15/16	168	200
12.50% due 09/20/15	301	353
13.00% due 11/01/15	785	908
14.50% due 11/15/14	252	300

		11,686,586

Government National Mtg. Assoc. - 1.0%

5.00% due 09/15/35	26,009	26,083
5.00% due 02/15/36	789,952	791,513
5.00% due 05/15/36	102,995	103,198
6.00% due 01/15/32	184,246	191,254
6.50% due 08/15/31	348,874	366,085
7.50% due 02/15/29	8,704	9,395
7.50% due 07/15/30	528	570
7.50% due 01/15/31	10,141	10,938

7.50% due 02/15/31	12,096	13,045

		1,512,081

Tennessee Valley Authority - 2.5%

4.75% due 08/01/13	3,400,000	3,621,007

Total U.S. Government Agencies (Cost $45,589,858)		47,468,634

U.S. GOVERNMENT TREASURIES - 50.6%
United States Treasury Bonds - 40.9%

3.63% due 12/31/12#	35,000,000	36,796,480
4.75% due 02/15/37#	3,500,000	3,688,671
5.00% due 05/15/37#	5,000,000	5,480,860
6.25% due 08/15/23#	2,000,000	2,458,594
6.63% due 02/15/27#	1,000,000	1,292,812
7.50% due 11/15/16#	1,000,000	1,299,688
7.88% due 02/15/21#	3,000,000	4,154,532
8.75% due 08/15/20#	1,000,000	1,467,969
United States Treasury Bonds STRIP zero coupon due 08/15/24	2,040,000	959,243
United States Treasury Bonds TIPS
2.00% due 01/15/26# (5)	2,095,454	2,179,926

		59,778,775

United States Treasury Notes - 9.7%

3.50% due 02/15/18#	10,000,000	9,975,000
4.00% due 02/15/15#	1,000,000	1,059,922
4.25% due 08/15/13#	1,000,000	1,082,109
4.25% due 08/15/15#	1,000,000	1,071,875
4.75% due 02/15/10#	1,000,000	1,059,844

		14,248,750

Total U.S. Government Treasuries (Cost $71,268,263)		74,027,525

Total Long-Term Investment Securities (Cost $126,020,744)		131,081,166

SHORT-TERM INVESTMENT SECURITIES - 21.0%
Collective Investment Pool - 21.0%

Securities Lending Quality Trust (2) (Cost $30,740,771)	30,740,771	30,740,771

REPURCHASE AGREEMENT - 9.9%

UBS Securities, LLC Joint Repurchase Agreement(3) (Cost $14,523,000)	14,523,000	14,523,000

TOTAL INVESTMENTS (Cost $171,284,515)(4)	120.5%	176,344,937
Liabilities in excess of other assets	(20.5)	(30,021,838)

NET ASSETS	100.0%	$146,323,099

#	The security or a portion thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(2)	The security is purchased with cash collateral received from securities on loan.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Principal amount of security is adjusted for Inflation.
TIPS -	Treasury Inflation Protected Security
STRIPS -	Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements

VALIC COMPANY I GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.7%
Aerospace/Defense - 2.6%

Boeing Co.	49,072	$4,062,671
Lockheed Martin Corp.	26,417	2,726,234
Raytheon Co.	255,300	16,553,652

		23,342,557

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	168,600	11,887,986

Agricultural Chemicals - 2.0%

Monsanto Co.	148,894	17,224,058
Potash Corp. of Saskatchewan, Inc.	5,258	835,496

		18,059,554

Airlines - 0.5%

AMR Corp.†	18,044	231,144
Continental Airlines, Inc., Class B†#	160,600	3,883,308
UAL Corp.	3,633	110,080

		4,224,532

Applications Software - 3.1%

Microsoft Corp.	989,054	26,922,050
Salesforce.com, Inc.†	21,529	1,285,712

		28,207,762

Auto/Truck Parts & Equipment-Original - 1.5%

BorgWarner, Inc.#	268,324	11,567,448
Magna International, Inc., Class A	26,417	1,933,988

		13,501,436

Banks-Commercial - 0.7%

Julius Baer Holding AG(1)	28,424	2,104,172
KBC Groep NV(1)	8,200	1,027,256
National Bank of Greece SA(1)	44,848	2,439,868
Standard Chartered PLC(1)	14,400	473,384
Turkiye Garanti Bankasi AS(1)	51,000	303,293

		6,347,973

Banks-Fiduciary - 1.1%

Northern Trust Corp.#	87,200	5,897,336
State Street Corp.	21,421	1,682,620
The Bank of New York Mellon Corp.	50,637	2,221,445

		9,801,401

Beverages-Non-alcoholic - 3.6%

Coca-Cola Enterprises, Inc.	15,627	381,768
Coca-Cola Hellenic Bottling Co. SA(1)	24,700	1,086,490
PepsiCo, Inc.	187,797	13,063,159
The Coca-Cola Co.	314,455	18,383,039

		32,914,456

Building & Construction Products-Misc. - 0.1%

Masco Corp.#	68,000	1,270,920

Building & Construction-Misc. - 0.1%

AMEC PLC(1)	47,400	723,187

Building-Heavy Construction - 0.3%

Chicago Bridge & Iron Co. NV	39,469	1,836,098
Vinci SA(1)	15,522	1,070,329

		2,906,427

Building-Residential/Commercial - 0.2%

KB Home#	57,100	1,366,403

Cable TV - 0.1%

Comcast Corp., Class A†	11,915	232,819
The DIRECTV Group, Inc.†	44,594	1,117,080

		1,349,899

Cellular Telecom - 0.3%

America Movil SAB de CV, Series L ADR	31,925	1,930,185
Millicom International Cellular SA†	6,400	707,200

		2,637,385

Chemicals-Diversified - 0.1%

Celanese Corp., Class A	26,395	1,026,766

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.	13,100	720,762
The Mosaic Co.†	21,168	2,355,998

		3,076,760

Coal - 0.0%

Massey Energy Co.	9,862	377,320

Commercial Services - 0.1%

SGS SA(1)	600	806,299

Computer Services - 0.5%

DST Systems, Inc.†#	69,700	4,897,122

Computers - 5.0%

Apple, Inc.†	187,277	23,413,371
Dell, Inc.†	347,100	6,889,935
Hewlett-Packard Co.	105,825	5,055,260
International Business Machines Corp.	41,882	4,768,685
Research In Motion, Ltd.†	36,963	3,836,759
Sun Microsystems, Inc.†	72,536	1,189,590

		45,153,600

Computers-Memory Devices - 0.9%

EMC Corp.†	398,900	6,198,906
Seagate Technology	43,661	941,768
Western Digital Corp.†	25,562	789,099

		7,929,773

Consulting Services - 0.4%

Accenture Ltd., Class A	82,832	2,919,828
Watson Wyatt Worldwide, Inc., Class A	18,890	1,002,114

		3,921,942

Consumer Products-Misc. - 0.4%

Clorox Co.	34,497	2,007,380
Fossil, Inc.†	41,254	1,327,554

		3,334,934

Containers-Metal/Glass - 0.4%

Owens-Illinois, Inc.†	65,582	3,702,104

Containers-Paper/Plastic - 0.0%

Pactiv Corp.†	1,513	38,309

Cosmetics & Toiletries - 2.5%

Chattem, Inc.†	1,667	129,859
Colgate-Palmolive Co.	36,974	2,813,352
Procter & Gamble Co.	294,005	19,457,251

		22,400,462

Data Processing/Management - 0.3%

Automatic Data Processing, Inc.	42,906	1,714,095
Mastercard, Inc., Class A	5,118	972,420
NAVTEQ Corp.†	5,230	391,988

		3,078,503

Dental Supplies & Equipment - 0.7%

Dentsply International, Inc.	156,400	6,105,856

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†	34,000	1,625,540

Diagnostic Kits - 0.2%

Idexx Laboratories, Inc.†	28,600	1,586,442

Dialysis Centers - 0.2%

Fresenius Medical Care AG(1)	27,127	1,423,980

Disposable Medical Products - 0.8%

C.R. Bard, Inc.	75,400	7,147,166

Distribution/Wholesale - 0.1%

Esprit Holdings, Ltd.(1)	99,806	1,240,405

Diversified Manufacturing Operations - 3.9%

Actuant Corp., Class A	7,044	189,343
Cooper Industries, Ltd., Class A#	181,800	7,622,874
Eaton Corp.	150,100	12,102,563
General Electric Co.	98,800	3,274,232
Honeywell International, Inc.	195,800	11,266,332
SPX Corp.	1,250	127,875
Tyco International, Ltd.	17,717	709,743

		35,292,962

Diversified Minerals - 0.2%

BHP Billiton, Ltd.(1)	57,271	2,094,231

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	21,571	1,390,682

E-Commerce/Services - 0.4%

eBay, Inc.†	19,998	527,147
priceline.com, Inc.†#	26,000	2,964,520

		3,491,667

Electric Products-Misc. - 1.9%

Emerson Electric Co.	330,567	16,845,694
Molex, Inc.	6,898	155,412

		17,001,106

Electric-Integrated - 0.4%

Exelon Corp.	16,649	1,246,178
FPL Group, Inc.	44,900	2,707,021

		3,953,199

Electronic Components-Misc. - 0.7%

Flextronics International, Ltd.†	411,900	4,176,666
Hon Hai Precision Industry Co., Ltd. GDR(1)(4)	137,183	1,626,906
NGK Insulators, Ltd.(1)	26,000	589,641

		6,393,213

Electronic Components-Semiconductors - 3.8%

Intel Corp.	727,102	14,505,685
Intersil Corp., Class A	227,200	5,286,944
MEMC Electronic Materials, Inc.†	147,176	11,226,585
NVIDIA Corp.†	49,107	1,050,399
Texas Instruments, Inc.	42,609	1,276,566
Xilinx, Inc.	48,771	1,090,519

		34,436,698

Electronic Forms - 0.3%

Adobe Systems, Inc.†	70,648	2,377,305

Energy-Alternate Sources - 0.1%

Q-Cells AG†(1)	6,834	544,316

Engineering/R&D Services - 0.6%

ABB, Ltd.(1)	55,465	1,383,769
Fluor Corp.	2,817	392,267
Jacobs Engineering Group, Inc.†	6,450	517,870
Linde AG(1)	7,303	968,125
McDermott International, Inc.†	22,166	1,157,509
Shaw Group, Inc.†	18,005	1,159,162

		5,578,702

Enterprise Software/Service - 1.5%

BMC Software, Inc.†	18,711	603,991
CA, Inc.	10,771	246,440
Oracle Corp.†	696,891	13,101,551

		13,951,982

Entertainment Software - 0.5%

Activision, Inc.†	42,368	1,154,528
Electronic Arts, Inc.†	68,600	3,244,094

		4,398,622

Finance-Credit Card - 0.3%

American Express Co.	23,727	1,003,652
Redecard SA	83,900	1,289,930

		2,293,582

Finance-Investment Banker/Broker - 0.4%

The Charles Schwab Corp.	180,515	3,539,899

Finance-Other Services - 1.3%

Bovespa Holding SA	85,000	1,331,973
CME Group, Inc.	7,900	4,055,070
Deutsche Boerse AG(1)	19,854	3,100,843
IntercontinentalExchange, Inc.†	21,500	2,801,450
Nymex Holdings, Inc.	4,856	479,724

		11,769,060

Food-Baking - 0.2%

Flowers Foods, Inc.	83,059	1,882,117

Food-Catering - 0.2%

Compass Group PLC(1)	311,173	2,010,179

Food-Meat Products - 0.0%

Hormel Foods Corp.	2,289	93,529

Food-Misc. - 0.7%

Nestle SA(1)	13,200	6,308,826

Food-Retail - 0.3%

Metro AG(1)	8,300	693,761
Tesco PLC(1)	279,057	2,200,980

		2,894,741

Human Resources - 0.1%

Capita Group PLC(1)	84,097	1,088,642

Independent Power Producer - 0.1%

Reliant Energy, Inc.†	29,692	676,978

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†	11,689	517,238

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	21,081	1,925,328

Instruments-Scientific - 1.7%

Thermo Fisher Scientific, Inc.†	271,065	15,160,665

Insurance-Life/Health - 0.4%

AFLAC, Inc.	13,413	837,105
Sony Financial Holdings, Inc.†(1)	334	1,315,565
UnumProvident Corp.	62,907	1,441,200

		3,593,870

Insurance-Multi-line - 0.0%

ACE, Ltd.	1,594	89,647

Insurance-Property/Casualty - 1.1%

Admiral Group PLC(1)	45,642	912,054
Chubb Corp.	169,200	8,612,280

		9,524,334

Investment Management/Advisor Services - 2.0%

BlackRock, Inc.	709	137,014
Eaton Vance Corp.	7,741	246,551
Invesco, Ltd.#	448,900	11,496,329
Waddell & Reed Financial, Inc., Class A	189,000	5,923,260

		17,803,154

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.#	80,768	5,841,949

Machinery-Farming - 0.6%

AGCO Corp.†	19,456	1,261,916
CNH Global NV	19,607	1,009,761
Deere & Co.	34,828	2,967,694

		5,239,371

Machinery-General Industrial - 0.2%

Alstom(1)	7,623	1,598,066
The Manitowoc Co., Inc.	14,780	602,137

		2,200,203

Machinery-Pumps - 0.0%

Flowserve Corp.	177	19,275

Medical Instruments - 1.5%

Intuitive Surgical, Inc.†	16,484	4,647,169
Medtronic, Inc.	129,700	6,401,992
St. Jude Medical, Inc.†	49,299	2,118,871

		13,168,032

Medical Products - 4.3%

Baxter International, Inc.	322,866	19,055,551
Becton Dickinson & Co.	180,900	16,356,978
Johnson & Johnson	45,482	2,818,065
Terumo Corp.(1)	16,400	890,348

		39,120,942

Medical-Biomedical/Gene - 0.7%

Celgene Corp.†	36,598	2,063,029
Genentech, Inc.†	5,540	419,655
Illumina, Inc.†#	28,000	2,027,480
Invitrogen Corp.†	22,800	1,926,372

		6,436,536

Medical-Drugs - 4.2%

Abbott Laboratories	38,209	2,046,092
Allergan, Inc.	222,238	13,163,157
Bristol-Myers Squibb Co.	36,345	821,760
Cephalon, Inc.†	11,210	676,411
CSL, Ltd.(1)	26,964	905,002
Cubist Pharmaceuticals, Inc.†	45,167	822,039
Eli Lilly & Co.	56,707	2,836,484
Forest Laboratories, Inc.†	47,054	1,871,338
Merck & Co., Inc.	41,405	1,834,241
Novo-Nordisk A/S#	127,100	8,701,693
Schering-Plough Corp.	123,688	2,684,030
Sepracor, Inc.†	28,497	611,831
Shire PLC(1)	31,941	624,004

		37,598,082

Medical-Generic Drugs - 0.1%

Perrigo Co.	36,905	1,233,365

Medical-HMO - 0.3%

AMERIGROUP Corp.†	1,702	61,272
Humana, Inc.†	31,512	2,153,215
WellCare Health Plans, Inc.†	16,063	766,848

		2,981,335

Metal Processors & Fabrication - 0.3%

Norsk Hydro ASA(1)	58,300	825,115
Precision Castparts Corp.	20,063	2,214,755

		3,039,870

Metal-Diversified - 1.1%

Freeport-McMoRan Copper & Gold, Inc.	73,100	7,372,866
Rio Tinto, Ltd.(1)	17,000	2,119,061

		9,491,927

Multimedia - 1.5%

Viacom, Inc., Class B†	341,800	13,586,550

Networking Products - 1.7%

Cisco Systems, Inc.†	622,077	15,160,016

Non-Hazardous Waste Disposal - 0.0%

Allied Waste Industries, Inc.†	37,300	385,682

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	41,806	1,247,073
Steelcase, Inc., Class A	49,941	708,163

		1,955,236

Oil & Gas Drilling - 0.9%

Transocean, Inc.†	59,735	8,393,365

Oil Companies-Exploration & Production - 5.5%

Apache Corp.	137,000	15,715,270
Devon Energy Corp.	155,509	15,973,885
Noble Energy, Inc.	8,161	631,661
Occidental Petroleum Corp.	24,088	1,863,689
Southwestern Energy Co.†	24,527	1,599,896
W&T Offshore, Inc.	47,215	1,675,188
XTO Energy, Inc.	204,675	12,630,494

		50,090,083

Oil Companies-Integrated - 0.8%

BG Group PLC(1)	65,700	1,547,807
ConocoPhillips	22,868	1,891,412
Exxon Mobil Corp.	13,062	1,136,525
Suncor Energy, Inc.	14,276	1,472,201
Total SA(1)	18,565	1,401,872

		7,449,817

Oil Field Machinery & Equipment - 0.7%

Dresser Rand Group, Inc.†	2,954	100,643
FMC Technologies, Inc.†	52,867	2,995,444
National-Oilwell Varco, Inc.†	46,417	2,891,779

		5,987,866

Oil Refining & Marketing - 0.0%

Valero Energy Corp.	590	34,084

Oil-Field Services - 1.5%

Core Laboratories NV†	4,229	514,247
Saipem SpA(1)	68,986	2,810,653
Schlumberger, Ltd.	115,083	9,948,925
Weatherford International, Ltd.†	7,700	530,684

		13,804,509

Optical Supplies - 0.0%

Advanced Medical Optics, Inc.†	3,098	70,882

Pharmacy Services - 0.3%

Express Scripts, Inc.†	18,434	1,089,449
Medco Health Solutions, Inc.†	40,397	1,789,991

		2,879,440

Platinum - 0.2%

Aquarius Platinum, Ltd.†(1)	46,000	691,367
Impala Platinum Holdings, Ltd.(1)	25,500	1,058,359

		1,749,726

Power Converter/Supply Equipment - 0.3%

Gamesa Corp. Tecnologica SA(1)	26,528	1,076,941
Vestas Wind Systems A/S†(1)	18,764	1,913,499

		2,990,440

Private Corrections - 0.1%

Corrections Corp. of America†	31,131	836,179

Public Thoroughfares - 0.2%

Cintra Concesiones de Infraestructuras de Transporte SA(1)	102,323	1,622,981

Real Estate Investment Trusts - 0.2%

Weingarten Realty Investors, Inc.#	43,900	1,409,629

Real Estate Operations & Development - 0.1%

Sumitomo Realty & Development Co., Ltd.(1)	37,000	628,017

Retail-Apparel/Shoe - 0.9%

The Gap, Inc.	34,300	691,831
Urban Outfitters, Inc.†#	273,400	7,868,452

		8,560,283

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	17,900	600,366
AutoZone, Inc.†	7,957	915,692

		1,516,058

Retail-Building Products - 0.9%

Lowe’s Cos., Inc.	331,800	7,953,246

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	24,968	1,057,644

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	4,187	180,083
RadioShack Corp.	65,621	1,145,086

		1,325,169

Retail-Discount - 4.0%

Costco Wholesale Corp.	174,900	10,829,808
Family Dollar Stores, Inc.#	93,000	1,780,950
TJX Cos., Inc.	331,421	10,605,472
Wal-Mart Stores, Inc.	262,201	13,002,548

		36,218,778

Retail-Drug Store - 0.7%

CVS Caremark Corp.	102,780	4,150,256
Shoppers Drug Mart Corp.	38,246	1,954,947

		6,105,203

Retail-Restaurants - 0.6%

McDonald’s Corp.	67,652	3,660,650
Yum! Brands, Inc.	58,103	2,001,648

		5,662,298

Satellite Telecom - 0.2%

SES FDR(1)	88,516	2,184,454

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.	91,219	1,447,646

School - 0.1%

Apollo Group, Inc., Class A†	19,068	1,170,394

Semiconductor Components-Integrated Circuits - 0.8%

Linear Technology Corp.#	227,900	6,315,109
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	78,239	762,048

		7,077,157

Semiconductor Equipment - 0.1%

ASML Holding NV†	20,400	491,232

Soap & Cleaning Preparation - 0.2%

Reckitt Benckiser Group PLC(1)	31,747	1,717,682

Steel Pipe & Tube - 0.6%

Valmont Industries, Inc.#	65,800	5,257,420

Telecom Equipment-Fiber Optics - 1.3%

Corning, Inc.	261,100	6,065,353
JDS Uniphase Corp.†#	448,347	5,895,763

		11,961,116

Telecom Services - 0.1%

Amdocs, Ltd.†	21,800	675,800

Telecommunication Equipment - 0.3%

ADC Telecommunications, Inc.†#	212,800	2,908,976

Television - 0.1%

DISH Network Corp. Class A†	38,890	1,153,089

Textile-Home Furnishings - 0.2%

Mohawk Industries, Inc.†#	19,500	1,392,495

Therapeutics - 1.5%

Gilead Sciences, Inc.†	277,749	13,143,083

Tobacco - 0.1%

Altria Group, Inc.	7,506	548,989
Universal Corp.	5,703	324,558

		873,547

Tools-Hand Held - 0.1%

Makita Corp.(1)	22,400	790,071

Toys - 0.2%

Nintendo Co., Ltd.(1)	3,363	1,669,784

Transport-Rail - 0.2%

Union Pacific Corp.	12,300	1,534,548

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†	63,800	2,048,618

Vitamins & Nutrition Products - 0.0%

Herbalife, Ltd.	1,480	61,908

Water - 0.2%

Veolia Environnement(1)	19,995	1,779,678

Web Portals/ISP - 0.9%

Google, Inc., Class A†	18,046	8,502,914

Wireless Equipment - 2.3%

American Tower Corp., Class A†	110,104	4,232,398
QUALCOMM, Inc.	381,837	16,178,433

		20,410,831

Total Long-Term Investment Securities (Cost $926,333,409)		901,548,146

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Collective Investment Pool - 8.2%

Securities Lending Quality Trust(2)	74,464,767	74,464,767

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 03/03/08	$1,391,000	1,391,000
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 03/03/08	1,886,000	1,886,000

		3,277,000

Total Short-Term Investment Securities (Cost $77,741,767)		77,741,767

TOTAL INVESTMENTS (Cost $1,004,075,176) (3)	108.3%	979,289,913
Liabilities in excess of other assets	(8.3)	(74,689,015)

NET ASSETS	100.0%	$904,600,898

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid Security.
ADR	American Depository Receipt
GDR	Global Depository Receipt
FDR	Fiduciary Depository Receipt

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
CHF 3,561,075	USD 3,341,850	3/31/2008	$(78,200)
DKK 30,427,740	USD 6,160,958	3/31/2008	(33,463)

Net Unrealized Appreciation (Depreciation)			$(111,663)

Currency Legend

CHF   — Swiss Franc

DKK  — Danish Krone

USD   — United State Dollar

See Notes to Portfolio of Investments

VALIC COMPANY I GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.0%
Aerospace/Defense - 4.7%

Boeing Co.	24,400	$2,020,076
General Dynamics Corp.	23,800	1,948,030
Raytheon Co.	29,500	1,912,780

		5,880,886

Apparel Manufacturer - 2.0%

Phillips-Van Heusen Corp.	67,300	2,457,123

Applications Software - 1.8%

Microsoft Corp.	84,000	2,286,480

Banks-Fiduciary - 1.5%

The Bank of New York Mellon Corp.	43,100	1,890,797

Banks-Super Regional - 1.9%

Bank of America Corp.	60,800	2,416,192

Batteries/Battery Systems - 1.5%

Energizer Holdings, Inc.†	20,300	1,884,449

Brewery - 2.0%

Anheuser-Busch Cos., Inc.	53,300	2,509,897

Chemicals-Diversified - 1.0%

E.I. du Pont de Nemours & Co.	27,800	1,290,476

Computers - 2.4%

Apple, Inc.†	9,800	1,225,196
Hewlett-Packard Co.	38,500	1,839,145

		3,064,341

Computers-Integrated Systems - 1.0%

Brocade Communications Systems, Inc.†	164,800	1,267,312

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	10,000	0

Cosmetics & Toiletries - 2.2%

Procter & Gamble Co.	40,700	2,693,526

Diversified Manufacturing Operations - 3.0%

General Electric Co.	113,000	3,744,820

Electric-Integrated - 2.9%

FPL Group, Inc.#	28,600	1,724,294
Public Service Enterprise Group, Inc.	42,400	1,869,840

		3,594,134

Electronic Components-Misc. - 1.3%

Tyco Electronics, Ltd.	48,700	1,602,230

Electronic Components-Semiconductors - 2.0%

Intel Corp.	62,600	1,248,870
Microchip Technology, Inc.†#	42,100	1,295,838

		2,544,708

Enterprise Software/Service - 1.3%

Oracle Corp.†	88,200	1,658,160

Finance-Credit Card - 1.3%

American Express Co.	39,200	1,658,160

Finance-Investment Banker/Broker - 4.1%

Citigroup, Inc.	73,000	1,730,830
JPMorgan Chase & Co.	45,400	1,845,510
Morgan Stanley	38,000	1,600,560

		5,176,900

Food-Misc. - 4.3%

General Mills, Inc.	47,500	2,659,525
Kraft Foods, Inc., Class A#	87,200	2,718,024

		5,377,549

Insurance-Property/Casualty - 1.5%

Chubb Corp.	37,000	1,883,300

Investment Management/Advisor Services - 3.6%

Ameriprise Financial, Inc.	36,400	1,843,296
Invesco, Ltd.	105,200	2,694,172

		4,537,468

Medical Instruments - 1.0%

Medtronic, Inc.	25,900	1,278,424

Medical Products - 2.1%

Johnson & Johnson	41,600	2,577,536

Medical-Biomedical/Gene - 2.2%

Genentech, Inc.†	18,800	1,424,100
Genzyme Corp.†	18,500	1,312,020

		2,736,120

Medical-Drugs - 4.4%

Abbott Laboratories	33,200	1,777,860
Merck & Co., Inc.	41,100	1,820,730
Pfizer, Inc.	86,500	1,927,220

		5,525,810

Medical-Generic Drugs - 1.0%

Mylan, Inc.#	107,100	1,268,064

Metal-Aluminum - 1.1%

Alcoa, Inc.	36,600	1,359,324

Multimedia - 2.0%

News Corp., Class A	133,100	2,450,371

Networking Products - 1.6%

Cisco Systems, Inc.†	80,100	1,952,037

Non-Hazardous Waste Disposal - 1.6%

Waste Management, Inc.	60,200	1,976,366

Oil Companies-Exploration & Production - 1.8%

XTO Energy, Inc.	37,200	2,295,612

Oil Companies-Integrated - 9.2%

Chevron Corp.	29,400	2,547,804
ConocoPhillips	31,200	2,580,552
Exxon Mobil Corp.	47,500	4,132,975
Marathon Oil Corp.	43,900	2,333,724

		11,595,055

Oil-Field Services - 1.5%

BJ Services Co.	70,600	1,831,364

Paper & Related Products - 1.2%

International Paper Co.#	48,500	1,537,450

Physical Therapy/Rehabilation Centers - 1.3%

Psychiatric Solutions, Inc.†	56,600	1,601,214

Retail-Apparel/Shoe - 1.9%

American Eagle Outfitters, Inc.#	109,400	2,337,878

Savings & Loans/Thrifts - 1.7%

People’s United Financial, Inc.	126,400	2,131,104

Semiconductor Equipment - 1.5%

Applied Materials, Inc.	98,900	1,895,913

Telecom Equipment-Fiber Optics - 1.0%

Corning, Inc.	56,200	1,305,526

Telephone-Integrated - 2.9%

AT&T, Inc.	73,300	2,553,039
Verizon Communications, Inc.	30,100	1,093,232

		3,646,271

Tobacco - 2.2%

Altria Group, Inc.	37,100	2,713,494

Transport-Services - 1.5%

United Parcel Service, Inc., Class B	27,300	1,917,552

Web Portals/ISP - 0.9%

Google, Inc., Class A†	2,500	1,177,950

Wireless Equipment - 1.1%

QUALCOMM, Inc.	31,400	1,330,418

Total Long-Term Investment Securities (Cost $124,086,127)		117,859,761

SHORT-TERM INVESTMENT SECURITIES - 10.3%
Collective Investment Pool - 10.3%

Securities Lending Quality Trust(4) (Cost $12,946,078)	12,946,078	12,946,078

REPURCHASE AGREEMENT - 7.0%

State Street Bank & Trust Co. Joint Repurchase Agreement(5) (Cost $8,779,000)	$8,779,000	8,779,000

TOTAL INVESTMENTS (Cost $145,811,205) (6)	111.3%	139,584,839
Liabilities in excess of other assets	(11.3)	(14,144,374)

NET ASSETS	100.0%	$125,440,465

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology	10/14/04	10,000	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities on loan.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I HEALTH SCIENCES FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 99.2%
Agricultural Chemicals - 1.4%
Monsanto Co.	24,200	$2,799,456

Chemicals-Diversified - 0.4%

Bayer AG(1)	10,300	784,286

Chemicals-Specialty - 0.1%

Symyx Technologies, Inc.†	36,400	238,420

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.	22,500	878,400

Diagnostic Equipment - 1.2%

Gen-Probe, Inc.†	18,500	884,485
Home Diagnostics, Inc.†	23,200	168,432
Immucor, Inc.†	42,133	1,255,563

		2,308,480

Diagnostic Kits - 0.3%

Idexx Laboratories, Inc.†	10,600	587,982

Dialysis Centers - 0.9%

DaVita, Inc.†	11,100	550,893
Fresenius SE(1)	14,320	1,271,281

		1,822,174

Disposable Medical Products - 0.8%

C.R. Bard, Inc.	16,600	1,573,514

Distribution/Wholesale - 0.0%

Chindex International, Inc.†	2,300	83,973

Drug Delivery Systems - 0.8%

Alkermes, Inc.†	116,400	1,506,216

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	16,100	867,629

Health Care Cost Containment - 1.0%

McKesson Corp.	32,800	1,927,328

Instruments-Scientific - 0.8%

Applera Corp. - Applied Biosystems Group	18,800	633,748
Waters Corp.†	14,600	870,306

		1,504,054

Insurance Brokers - 0.6%

eHealth, Inc.†	25,400	622,046
Tempo Participacoes SA†	135,800	529,998

		1,152,044

Insurance-Life/Health - 0.9%

CIGNA Corp.	41,200	1,836,696

Insurance-Multi-line - 0.9%

Assurant, Inc.	28,300	1,770,165

Medical Imaging Systems - 0.3%

Vital Images, Inc.†	40,700	645,502

Medical Information Systems - 0.5%

Cerner Corp.†	20,100	873,345

Medical Instruments - 5.7%

ArthroCare Corp.†	29,200	1,172,380
Boston Scientific Corp.†	55,600	700,004
Bruker BioSciences Corp.†	21,000	287,070
Conceptus, Inc.†	100,900	1,721,354
Edwards Lifesciences Corp.†	16,400	715,204
Intuitive Surgical, Inc.†	6,600	1,860,672
Medtronic, Inc.	32,600	1,609,136
Micrus Endovascular Corp.†	18,200	257,530
St. Jude Medical, Inc.†	57,700	2,479,946
Stereotaxis, Inc.†	74,500	429,865

		11,233,161

Medical Labs & Testing Services - 3.1%
Covance, Inc.†	32,700	2,760,207
Diagnosticos da America SA	9,000	170,303
Laboratory Corp. of America Holdings†	40,300	3,115,593

		6,046,103

Medical Products - 7.2%

Baxter International, Inc.	45,200	2,667,704
Becton Dickinson & Co.	9,600	868,032
Covidien, Ltd.	39,700	1,698,763
Henry Schein, Inc.†	38,100	2,279,142
Johnson & Johnson	10,300	638,188
Nobel Biocare Holding AG(1)	3,597	872,973
Sonova Holding AG(1)	4,366	414,744
Stryker Corp.	31,800	2,070,498
TomoTherapy, Inc.†	51,000	671,670
Wright Medical Group, Inc.†	14,900	392,168
Zimmer Holdings, Inc.†	20,500	1,543,445

		14,117,327

Medical-Biomedical/Gene - 16.2%
Acorda Therapeutics, Inc.†	21,800	445,592
Affymetrix, Inc.†	31,200	598,416
Alexion Pharmaceuticals, Inc.†	89,996	5,454,658
AMAG Pharmaceuticals, Inc.†	2,200	96,294
Amgen, Inc.†	42,200	1,920,944
Basilea Pharmaceutica AG†(1)	2,461	473,070
BioCryst Pharmaceuticals, Inc.†	56,700	225,666
Biogen Idec, Inc.†	5,800	338,488
BioMimetic Therapeutics, Inc.†	16,800	230,832
Celgene Corp.†	28,000	1,578,360
Cell Genesys, Inc.†	35,300	83,308
Charles River Laboratories International, Inc.†	42,300	2,477,934
Cougar Biotechnology, Inc.†	51,500	1,370,415
Cougar Biotechnology, Inc. (PIPE)†(2)	6,500	155,669
deCODE genetics, Inc.†	80,700	237,258
Dyadic International, Inc.†	35,800	10,024
Exelixis, Inc.†	57,800	368,764
Genentech, Inc.†	49,400	3,742,050
Human Genome Sciences, Inc.†	53,500	316,185
Illumina, Inc.†	29,800	2,157,818
Incyte Corp.†	203,100	2,012,721
Invitrogen Corp.†	7,200	608,328
Martek Biosciences Corp.†	15,700	449,962
Maxygen, Inc.†	22,900	147,018
Millennium Pharmaceuticals, Inc.†	64,500	902,355
Millipore Corp.†	13,400	936,660
Myriad Genetics, Inc.†	8,100	299,862
Nanosphere, Inc.†	2,300	21,275
Orexigen Therapeutics, Inc.†	20,100	260,295
Panacos Pharmaceuticals, Inc.†	24,400	16,836
Qiagen NV†	35,100	771,849
Regeneron Pharmaceuticals, Inc.†	26,800	529,836
Seattle Genetics, Inc.†	80,500	723,695
Tercica, Inc.†	86,100	520,905

Vertex Pharmaceuticals, Inc.†	68,394	1,196,895

		31,680,237

Medical-Drugs - 21.7%

Abbott Laboratories	19,200	1,028,160
Acadia Pharmaceuticals, Inc.†	64,700	641,824
Allergan, Inc.	22,400	1,326,752
Array Biopharma, Inc.†	14,900	83,440
Biodel, Inc.†	40,100	560,999
Bristol-Myers Squibb Co.	35,800	809,438
Cadence Pharmaceuticals, Inc.†	13,700	71,788
Cardiome Pharma Corp.†	18,200	136,500
Cephalon, Inc.†	49,100	2,962,694
Chugai Pharmaceutical Co., Ltd.(1)	75,300	871,063
CombinatoRx, Inc.	41,315	202,857
Cubist Pharmaceuticals, Inc.†	67,300	1,224,860
Elan Corp. PLC ADR†	161,600	3,679,632
Eli Lilly & Co.	21,100	1,055,422
EPIX Pharmaceuticals, Inc.†	46,600	142,131
Forest Laboratories, Inc.†	1,000	39,770
GlaxoSmithKline Pharmaceuticals, Ltd.†(1)	20,400	557,519
Infinity Pharmaceuticals, Inc.†	35,950	269,625
Ipsen SA(1)	22,500	1,360,524
MAP Pharmaceuticals, Inc.†	8,600	111,800
Merck & Co., Inc.	62,600	2,773,180
Merck KGaA(1)	9,884	1,227,147
Novo-Nordisk A/S(1)	11,200	766,790
OSI Pharmaceuticals, Inc.†	61,596	2,214,376
Pharmasset, Inc.†	51,400	882,538
Pharmion Corp.†	16,900	1,209,871
Poniard Pharmaceuticals, Inc.†	58,026	237,907
Rigel Pharmaceuticals, Inc.†	15,800	313,156
Roche Holding AG(1)	16,214	3,184,293
Schering-Plough Corp.	96,500	2,094,050
Sepracor, Inc.†	41,200	884,564
Shire PLC(1)	32,600	636,878
Shire PLC ADR	26,600	1,554,504
Stada Arzneimittel AG(1)	8,210	577,131
Takeda Pharmaceutical Co., Ltd.(1)	6,700	372,430
UCB SA†(1)	16,999	815,748
Valeant Pharmaceuticals International†	66,900	919,875
ViroPharma, Inc.†	14,400	131,904
Wyeth	56,397	2,460,037
XenoPort, Inc.†	39,600	2,026,332

		42,419,509

Medical-Generic Drugs - 3.3%

Barr Pharmaceuticals, Inc.†	27,300	1,287,195
Mylan, Inc.	5,000	59,200
Sawai Pharmaceutical Co., Ltd.(1)	14,400	668,835
Simcere Pharmaceutical Group ADR†	16,000	167,520
Teva Pharmaceutical Industries, Ltd. ADR	67,982	3,335,877
Towa Pharmaceutical Co., Ltd.(1)	18,300	837,533

		6,356,160

Medical-HMO - 7.0%

Aetna, Inc.	53,600	2,658,560
AMERIGROUP Corp.†	49,500	1,782,000
Centene Corp.†	51,700	926,464
Coventry Health Care, Inc.†	15,550	806,579
Health Net, Inc.†	29,100	1,278,654
Humana, Inc.†	25,100	1,715,083
Medial Saude SA†	48,900	598,563
Triple-S Management Corp., Class B†	44,200	892,840
WellPoint, Inc.†	44,800	3,139,584

		13,798,327

Medical-Hospitals - 1.2%

Bangkok Dusit Medical Service PCL	620,000	659,889
Community Health Systems, Inc.†	30,000	932,100
LifePoint Hospitals, Inc.†	28,200	706,692

		2,298,681

Medical-Wholesale Drug Distribution - 2.0%

A&D Pharma Holding NV GDR	56,700	1,032,950
Cardinal Health, Inc.	49,700	2,939,258

		3,972,208

MRI/Medical Diagnostic Imaging - 0.3%

Nighthawk Radiology Holdings, Inc.†	35,500	405,410
Virtual Radiologic Corp.†	9,900	172,062

		577,472

Optical Supplies - 1.4%

Alcon, Inc.	12,600	1,823,598
Essilor International SA(1)	16,742	995,108

		2,818,706

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	7,000	119,910
Masimo Corp.†	6,700	214,802
Mindray Medical International, Ltd., ADR	4,700	172,490

		507,202

Pharmacy Services - 1.7%

Express Scripts, Inc.†	15,000	886,500
HealthExtras, Inc.†	31,100	856,805
Medco Health Solutions, Inc.†	2,000	88,620
National Medical Health Card Systems, Inc.†	22,710	237,092
Omnicare, Inc.	4,700	98,606
Profarma Distribuidora de Productos Farmaceuticos SA†	63,000	1,117,616

		3,285,239

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†	13,000	367,770

Physicians Practice Management - 0.5%

Healthways, Inc.†	19,000	652,650
Matria Healthcare, Inc.†	11,100	278,832

		931,482

Respiratory Products - 0.6%

ResMed, Inc.†	18,500	749,065
Respironics, Inc.†	7,700	505,736

		1,254,801

Retail-Drug Store - 3.4%

China Nepstar Chain Drugstore, Ltd. ADR†	7,000	77,000
CVS Caremark Corp.	120,049	4,847,579
Shoppers Drug Mart Corp.	9,900	506,039
Walgreen Co.	35,300	1,288,803

		6,719,421

Retirement/Aged Care - 0.4%

Sunrise Senior Living, Inc.†	28,600	783,068

Therapeutics - 10.8%

Alexza Pharmaceuticals, Inc.†	29,100	183,912
Allos Therapeutics, Inc.†	87,700	490,243
Altus Pharmaceuticals, Inc.†	38,900	224,842
Amylin Pharmaceuticals, Inc.†	35,000	926,450
BioMarin Pharmaceuticals, Inc.†	98,200	3,735,528
CV Therapeutics, Inc.†	20,800	121,472
Favrille, Inc.†	56,500	107,915
Gilead Sciences, Inc.†	175,900	8,323,588
ImClone Systems, Inc.†	18,500	832,685
Medarex, Inc.†	7,700	71,610
Neurocrine Biosciences, Inc.†	72,600	363,726
Onyx Pharmaceuticals, Inc.†	58,100	1,587,292
Progenics Pharmaceuticals, Inc.†	4,800	73,440
The Medicines Co.†	112,400	2,164,824
Theravance, Inc.†	46,500	764,925
Transition Therapeutics, Inc.	4,522	45,039
United Therapeutics Corp.†	8,800	740,696
Warner Chilcott, Ltd., Class A†	28,000	472,360

		21,230,547

Veterinary Diagnostics - 0.1%

Animal Health International, Inc.†	20,300	213,962

X-Ray Equipment - 0.3%

Hologic, Inc.†	8,592	518,184

Total Common Stock (cost $182,605,200)		194,289,231

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Dyadic International, Inc, Expires 05/30/10 (Strike price $6.33) † (3)(4)	4,560	0

Medical-Drugs - 0.0%

Poniard Pharmaceuticals, Inc Expires 01/31/11 (Strike price $0.77) † (3)(4)	67,560	3,153
Poniard Pharmaceuticals, Inc. Expires 12/03/08 (Strike price $6.00) † (3)(4)	2,000	0

		3,153

Therapeutics - 0.0%
Favrille, Inc. Expires 03/07/11 (Strike price $5.25) † (3)(4)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23) † (3)(4)	15,000	0

		0

Total Warrants (cost $2,305)		3,153

Total Long-Term Investment Securities (cost $182,607,505)		194,292,384

SHORT-TERM INVESTMENT SECURITIES - 3.4%

Registered Investment Company - 3.4%

T. Rowe Price Reserve Investment Fund	6,638,181	6,638,182
U.S. Government Treasury - 0.0%

United States Treasury Bills 3.26% due 05/01/08	$51,000	50,838

Total Short-Term Investment Securities (cost $6,688,903)		6,689,020

TOTAL INVESTMENTS (cost $189,296,408)(5)	102.6%	200,981,404
Liabilities in excess of other assets	(2.6)	(5,029,693)

NET ASSETS—	100.0%	$195,951,711

† Non-income producing security
(1) Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2) Fair valued security; see Note 1

(3)    To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Dyadic International, Inc. (Warrant) Expires 05/30/10; Strike price $6.33	12/1/2006	4,560	$0	$0	$0.00	0.00%
Favrille, Inc. (Warrant) Expires 03/07/11; Strike price $5.25	3/9/2006	15,435	1,929	0	0.00	0.00%
MannKind Corp. (Warrant) Expires 08/05/10; Strike price $12.23	8/5/2005	15,000	375	0	0.00	0.00%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 12/03/08; Strike price $6.00	12/5/2003	2,000	0	0	0.00	0.00%
Poniard Pharmaceuticals, Inc. (Warrant) Expires 01/31/11; Strike price $0.77	2/1/2006	5,994	0
	4/26/2006	61,566	0

		67,560	0	3,153	0.05	0.00%

				$3,153		0.00%

(4) Illiquid security
(5) See Note 4 for cost of investments on a tax basis.
ADR-American Depository Receipt
GDR-Global Depository Receipt
PIPE-Private Investment in Public Equity

Open call option contracts written at February 29, 2008 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 29, 2008	Unrealized Appreciation (Depreciation)
Alcon, Inc.	Jan-09	170.00	14	$13,757	$10,640	$3,117
Alexion Pharmaceuticals, Inc.	Mar-08	75.00	98	15,251	3,430	11,821
Alexion Pharmaceuticals, Inc.	Mar-08	80.00	32	5,030	800	4,230
Alexion Pharmaceuticals, Inc.	Apr-08	75.00	45	4,551	2,700	1,851
Alexion Pharmaceuticals, Inc.	May-08	85.00	43	14,155	3,010	11,145
Alexion Pharmaceuticals, Inc.	May-08	90.00	63	13,779	3,150	10,629
Allergan, Inc.	Jul-08	65.00	60	14,695	14,700	(5)
Amgen, Inc.	Apr-08	55.00	49	15,287	735	14,552
Amgen, Inc.	Apr-08	57.50	23	4,856	230	4,626
Amgen, Inc.	Jul-08	50.00	161	47,254	33,166	14,088
Amgen, Inc.	Jul-08	55.00	24	5,202	2040	3,162
Amgen, Inc.	Jan-09	60.00	131	26,980	21,222	5,758
Amylin Pharmaceuticals, Inc.	Jul-08	35.00	97	25,899	7,760	18,139
Amylin Pharmaceuticals, Inc.	Jul-08	50.00	48	10,176	480	9,696
Assurant, Inc.	Jan-09	80.00	24	9,334	5,760	3,574
Barr Pharmaceuticals, Inc.	May-08	60.00	60	15,665	900	14,765
Baxter International, Inc.	May-08	70.00	97	9,651	3,395	6,256
Baxter International, Inc.	Aug-08	65.00	41	8,282	8,610	(328)
BioCryst Pharmaceuticals, Inc.	Jun-08	5.00	145	16,351	4,350	12,001
BioMarin Pharmaceuticals, Inc.	Apr-08	40.00	48	7,056	9,600	(2,544)
BioMarin Pharmaceuticals, Inc.	Apr-08	45.00	67	8,303	3,350	4,953
Cardinal Health, Inc.	Mar-08	65.00	45	5,265	450	4,815
Cardinal Health, Inc.	Sep-08	65.00	67	17,163	16,750	413
Celgene Corp.	Jul-08	60.00	24	6,768	12,720	(5,952)
Celgene Corp.	Jul-08	65.00	24	7,368	8,160	(792)
Celgene Corp.	Jul-08	75.00	73	28,981	8,760	20,221
Celgene Corp.	Jan-09	70.00	48	19,056	24,000	(4,944)
Cephalon, Inc.	Mar-08	65.00	67	6,859	3,685	3,174
Cephalon, Inc.	Mar-08	70.00	22	3,564	440	3,124
Cephalon, Inc.	Mar-08	75.00	73	8,288	730	7,558
Cephalon, Inc.	May-08	85.00	48	6,576	480	6,096
Cephalon, Inc.	May-08	90.00	56	11,476	560	10,916
CIGNA Corp.	Jan-09	60.00	67	18,119	10,050	8,069
Community Health System, Inc.	Jun-08	40.00	97	18,913	3,395	15,518
Covance, Inc.	May-08	105.00	97	14,744	2,425	12,319
CVS Caremark, Inc.	May-08	40.00	146	19,292	34,310	(15,018)
CVS Caremark, Inc.	Jan-09	45.00	67	13,111	18,425	(5,314)
Elan Corp. PLC ADR	Jul-08	35.00	53	7,816	2,915	4,901
Eli Lilly & Co., Inc.	Apr-08	55.00	28	5,796	1,120	4,676
Eli Lilly & Co., Inc.	Jul-08	60.00	24	6,168	1,440	4,728
Genentech, Inc.	Mar-08	75.00	24	3,648	5,400	(1,752)
Genentech, Inc.	Mar-08	80.00	47	12,823	1,880	10,943
Genentech, Inc.	Jun-08	85.00	43	10,083	8,170	1,913
Gilead Sciences, Inc.	May-08	52.50	66	12,104	8,250	3,854
Gilead Sciences, Inc.	May-08	55.00	73	9,790	5,475	4,315
Gilead Sciences, Inc.	Aug-08	52.50	31	4,747	8,060	(3,313)
Gilead Sciences, Inc.	Aug-08	57.50	97	17,169	12,610	4,559
Healthways, Inc.	Aug-08	75.00	22	8,604	220	8,384
Healthways, Inc.	Jan-09	80.00	9	4,532	450	4,082
Henry Schein, Inc.	Apr-08	65.00	87	9,651	4,350	5,301
Henry Schein, Inc.	Jul-08	65.00	68	17,309	12,240	5,069
Henry Schein, Inc.	Jan-09	70.00	20	4,740	4,900	(160)
Hologic, Inc.	Mar-08	75.00	24	4,728	240	4,488
ImClone Systems, Inc.	May-08	50.00	73	14,150	19,345	(5,195)
ImClone Systems, Inc.	Jan-09	60.00	45	8,763	13,950	(5,187)
Immucor Corp.	Mar-08	45.00	20	3,840	200	3,640
Intuitive Surgical, Inc.	Apr-08	350.00	5	14,178	2,600	11,578
Intuitive Surgical, Inc.	Jul-08	370.00	13	30,063	15,600	14,463
Laboratory Corp. of America Holdings	Jan-09	90.00	67	20,904	22,110	(1,206)
Merck & Co., Inc.	Apr-08	55.00	63	7,149	630	6,519
Merck & Co., Inc.	Jul-08	65.00	73	18,943	1,095	17,848
Millipore Corp.	Mar-08	70.00	24	3,561	4,800	(1,239)
Monsanto Co.	Apr-08	130.00	45	25,065	17,550	7,515
Monsanto Co.	Jul-08	150.00	40	20,280	17,600	2,680
Nighthawk Radiology Holdings, Inc.	Jun-08	22.50	97	9,143	1,940	7,203
Onyx Pharmaceuticals, Inc.	May-08	55.00	89	28,240	2,225	26,015
OSI Pharmaceuticals, Inc.	Apr-08	40.00	24	5,616	2,280	3,336
ResMed, Inc.	Apr-08	50.00	73	22,411	1,460	20,951
ResMed, Inc.	Jul-08	55.00	24	5,918	720	5,198
ResMed, Inc.	Jul-08	60.00	73	9,271	1,460	7,811
Schering Plough Corp.	May-08	22.50	73	7,993	10,950	(2,957)
Schering Plough Corp.	May-08	30.00	97	9,944	970	8,974
Shire PLC ADR	Mar-08	65.00	67	6,895	1,340	5,555
Stereotaxis, Inc.	Jun-08	17.50	49	8,558	490	8,068
Stryker Corp.	Mar-08	75.00	15	1,886	75	1,811
Teva Pharmaceuticals Industries, Ltd.	Jun-08	52.50	97	14,603	14,550	53
Teva Pharmaceuticals Industries, Ltd.	Jan-09	55.00	89	15,308	21,805	(6,497)
The Medicines Co.	Mar-08	22.50	45	4,741	1,125	3,616
United Therapeutics Corp.	May-08	130.00	29	16,963	870	16,093
United Therapeutics Corp.	Aug-08	100.00	18	8,877	10,440	(1,563)
Walgreen Co.	Jan-09	45.00	89	10,858	11,125	(267)
Wyeth	Apr-08	52.50	48	7,776	960	6,816
XenoPort, Inc.	Sep-08	75.00	67	25,929	13,735	12,194
Zimmer Holdings, Inc.	Jun-08	80.00	48	10,054	14,880	(4,826)
Zimmer Holdings, Inc.	Jun-08	85.00	45	9,877	7,200	2,677
Zimmer Holdings, Inc.	Jan-09	80.00	34	11,458	22,440	(10,982)

			4,865	$1,055,980	$621,608	$434,372

Open put option contracts written at February 29, 2008 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 29, 2008	Unrealized Appreciation (Depreciation)
Abbott Laboratories	May-08	60.00	10	$7,969	$7,200	$769
Abbott Laboratories	Jan-09	60.00	19	15,142	18,240	(3,098)
Aetna, Inc.	Jan-09	55.00	26	15,349	22,620	(7,271)
Aetna, Inc.	Jan-09	60.00	18	17,193	21,780	(4,587)
Affymetrix, Inc.	Jan-09	30.00	48	23,899	53,280	(29,381)
Alcon, Inc.	Jan-09	140.00	29	48,762	40,310	8,452
Alexion Pharmaceuticals, Inc.	Mar-08	70.00	13	10,620	12,870	(2,250)
Alexion Pharmaceuticals, Inc.	Mar-08	75.00	13	14,250	19,240	(4,990)
Alexion Pharmaceuticals, Inc.	Apr-08	60.00	22	10,383	8,800	1,583
Alexion Pharmaceuticals, Inc.	May-08	65.00	25	17,964	21,250	(3,286)
Alexion Pharmaceuticals, Inc.	May-08	70.00	44	38,425	52,800	(14,375)
Alexion Pharmaceuticals, Inc.	May-08	75.00	9	10,952	14,400	(3,448)
Alexion Pharmaceuticals, Inc.	Aug-08	65.00	23	20,400	25,070	(4,670)
Alexion Pharmaceuticals, Inc.	Jan-09	65.00	26	31,781	35,880	(4,099)
Alexion Pharmaceuticals, Inc.	Jan-09	70.00	26	38,051	43,940	(5,889)
Alkermes, Inc.	Jan-09	20.00	74	38,155	54,760	(16,605)
Allergan, Inc.	Jan-09	65.00	27	18,818	26,190	(7,372)
Amerigroup, Inc.	Mar-08	35.00	19	7,068	1,710	5,358
Amylin Pharmaceuticals, Inc.	Jul-08	35.00	15	5,505	13,800	(8,295)
Amylin Pharmaceuticals, Inc.	Jan-09	30.00	18	8,946	11,880	(2,934)
Amylin Pharmaceuticals, Inc.	Jan-09	35.00	13	7,001	13,260	(6,259)
Amylin Pharmaceuticals, Inc.	Jan-09	40.00	13	10,761	18,460	(7,699)
Applera Corp. - Applied Biosystems Group	Jan-09	30.00	1	297	180	117
ArthroCare Corp.	Jun-08	55.00	35	26,216	61,250	(35,034)
ArthroCare Corp.	Jun-08	60.00	35	37,040	77,700	(40,660)
ArthroCare Corp.	Sep-08	40.00	10	8,470	8,300	170
Assurant, Inc.	Jan-09	70.00	73	73,186	89,060	(15,874)
Baxter International, Inc.	Jan-09	65.00	42	37,374	39,480	(2,106)
Becton, Dickinson & Co.	Jun-08	85.00	19	13,433	4,940	8,493
Biogen Idec, Inc.	Apr-08	75.00	8	6,865	13,520	(6,655)
Biogen Idec, Inc.	Jan-09	55.00	24	16,968	14,880	2,088
BioMarin Pharmaceuticals, Inc.	Apr-08	40.00	13	3,601	4,680	(1,079)
BioMarin Pharmaceuticals, Inc.	Jan-09	25.00	48	24,527	14,400	10,127
BioMarin Pharmaceuticals, Inc.	Jan-09	40.00	24	20,088	24,480	(4,392)
Boston Scientific Corp.	Jan-09	12.50	29	6,003	5,800	203
C.R. Bard, Inc.	Jan-09	80.00	15	10,005	5,550	4,455
C.R. Bard, Inc.	Jan-09	100.00	4	4,188	4,640	(452)
Cardinal Health, Inc.	Mar-08	60.00	9	1,548	1,710	(162)
Cardinal Health, Inc.	Sep-08	60.00	27	10,788	13,500	(2,712)
Cardinal Health, Inc.	Jan-09	55.00	22	11,154	8,580	2,574
Cardinal Health, Inc.	Jan-09	70.00	19	20,463	23,560	(3,097)
Celgene Corp.	Jul-08	55.00	11	9,077	6,270	2,807
Celgene Corp.	Jul-08	60.00	18	15,095	14,940	155
Celgene Corp.	Jan-09	50.00	19	19,583	12,160	7,423
Celgene Corp.	Jan-09	70.00	21	32,646	36,330	(3,684)
Cephalon, Inc.	May-08	75.00	29	14,940	43,210	(28,270)
Cephalon, Inc.	Jan-09	60.00	4	2,788	3,000	(212)
Cephalon, Inc.	Jan-09	70.00	24	13,186	31,200	(18,014)
Cephalon, Inc.	Jan-09	80.00	24	22,951	49,440	(26,489)
Cerner Corp.	Jan-09	60.00	12	10,764	21,000	(10,236)
Charles Rivers Laboratories International, Inc.	May-08	65.00	29	12,963	21,170	(8,207)
Charles Rivers Laboratories International, Inc.	Jan-09	65.00	10	5,570	10,300	(4,730)
Charles Rivers Laboratories International, Inc.	Jan-09	70.00	9	8,643	10,890	(2,247)
CIGNA Corp.	Apr-08	55.00	10	5,405	10,800	(5,395)
CIGNA Corp.	Jan-09	50.00	10	7,170	8,800	(1,630)
CIGNA Corp.	Jan-09	55.00	15	12,405	18,300	(5,895)
CIGNA Corp.	Jan-09	60.00	18	18,916	29,160	(10,244)
Community Health System, Inc.	Jan-09	35.00	10	5,202	6,800	(1,598)
Covance, Inc.	Jan-09	80.00	25	18,425	16,250	2,175
Covance, Inc.	Jan-09	90.00	13	11,931	14,690	(2,759)
Covidien, Ltd.	Jul-08	40.00	29	9,628	5,075	4,553
Covidien, Ltd.	Jul-08	45.00	10	4,062	4,000	62
Cubist Pharmaceuticals, Inc.	Jan-09	20.00	40	14,164	15,200	(1,036)
CVS Caremark Corp.	May-08	40.00	32	6,372	5,920	452
CVS Caremark Corp.	Jan-09	40.00	27	11,947	10,800	1,147
CVS Caremark Corp.	Jan-09	45.00	62	38,063	42,780	(4,717)
DaVita, Inc.	Jan-09	50.00	8	3,496	4,400	(904)
Dentsply International, Inc.	Apr-08	45.00	47	22,889	28,670	(5,781)
Dentsply International, Inc.	Jul-08	45.00	10	5,134	6,500	(1,366)
Dentsply International, Inc.	Jan-09	45.00	45	28,842	33,300	(4,458)
Elan Corp. PLC ADR	Jan-09	22.50	48	24,816	25,920	(1,104)
Eli Lilly & Co.	Apr-08	50.00	29	5,928	5,365	563
Eli Lilly & Co.	Jul-08	50.00	27	8,559	9,720	(1,161)
Eli Lilly & Co.	Jan-09	50.00	27	13,419	14,850	(1,431)
Express Scripts, Inc.	Jan-09	65.00	29	26,746	31,610	(4,864)
Genentech, Inc.	Jun-08	75.00	17	5,049	7,480	(2,431)
Genentech, Inc.	Jan-09	70.00	19	15,407	9,310	6,097
Gen-Probe, Inc.	Jan-09	50.00	22	11,955	14,520	(2,565)
Genzyme Corp.	Jan-09	75.00	10	8,270	10,300	(2,030)
Gilead Sciences, Inc.	May-08	45.00	29	10,803	5,800	5,003
Gilead Sciences, Inc.	Aug-08	45.00	35	16,045	11,550	4,495
Gilead Sciences, Inc.	Aug-08	47.50	22	11,814	9,680	2,134
Gilead Sciences, Inc.	Jan-09	42.50	10	7,170	3,800	3,370
Gilead Sciences, Inc.	Jan-09	45.00	27	14,729	12,960	1,769
Gilead Sciences, Inc.	Jan-09	47.50	13	9,641	7,670	1,971
Gilead Sciences, Inc.	Jan-09	52.50	23	18,791	18,860	(69)
Health Net, Inc.	Jan-09	50.00	48	25,776	38,400	(12,624)
Health Net, Inc.	Jan-09	55.00	10	6,470	11,700	(5,230)
Health Net, Inc.	Jan-09	60.00	5	4,785	8,200	(3,415)
Healthways, Inc.	Jan-09	30.00	41	20,437	16,810	3,627
Healthways, Inc.	Jan-09	35.00	32	19,832	21,120	(1,288)
Henry Schein, Inc.	Jan-09	60.00	21	12,227	11,130	1,097
Hologic, Inc.	Mar-08	60.00	5	1,835	1,075	760
Humana, Inc.	Jan-09	70.00	49	43,746	49,980	(6,234)
Humana, Inc.	Jan-09	80.00	49	65,945	79,870	(13,925)
Idexx Laboratories, Inc.	Jan-09	60.00	26	15,901	21,840	(5,939)
Illumina, Inc.	Jan-09	70.00	53	56,720	53,530	3,190
Illumina, Inc.	Jan-09	75.00	9	12,343	11,430	913
Illumina, Inc.	Jan-09	80.00	9	15,033	14,040	993
ImClone Systems, Inc.	May-08	45.00	15	8,655	6,600	2,055
ImClone Systems, Inc.	Jan-09	40.00	19	15,174	9,880	5,294
Immucor Corp.	Mar-08	35.00	12	6,084	6,480	(396)
Immucor Corp.	Jan-09	30.00	19	7,129	8,740	(1,611)
Immucor Corp.	Jan-09	35.00	28	18,232	21,000	(2,768)
InterMune, Inc.	Jan-09	25.00	130	175,357	185,900	(10,543)
Intuitive Surgical, Inc.	Apr-08	300.00	8	30,757	28,000	2,757
Intuitive Surgical, Inc.	Jan-09	300.00	5	38,584	32,150	6,434
Invitrogen Corp.	May-08	85.00	24	16,488	13,200	3,288
Laboratory Corp. of America Holdings	Jan-09	75.00	11	5,889	6,380	(491)
Laboratory Corp. of America Holdings	Jan-09	80.00	13	9,671	10,400	(729)
Laboratory Corp. of America Holdings	Jan-09	85.00	13	11,681	14,170	(2,489)
McKesson Corp.	Jan-09	60.00	10	7,770	6,600	1,170
Medtronic, Inc.	Jan-09	50.00	10	5,570	4,900	670
Merck & Co., Inc.	Apr-08	65.00	13	8,611	27,560	(18,949)
Merck & Co., Inc.	Jul-08	65.00	13	9,861	27,820	(17,959)
Merck & Co., Inc.	Jan-09	50.00	36	24,082	33,840	(9,758)
Millennium Pharmaceuticals, Inc.	Jan-09	15.00	95	23,227	27,550	(4,323)
Millennium Pharmaceuticals, Inc.	Jan-09	20.00	29	15,283	18,850	(3,567)
Millipore Corp.	Jan-09	80.00	24	21,288	31,200	(9,912)
Monsanto Co.	Apr-08	75.00	48	30,562	1,440	29,122
Monsanto Co.	Apr-08	80.00	34	21,478	1,700	19,778
Monsanto Co.	Jan-09	80.00	34	42,217	19,720	22,497
Monsanto Co.	Jan-09	125.00	52	136,898	131,560	5,338
Monsanto Co.	Jan-09	130.00	62	189,657	175,460	14,197
Onyx Pharmaceuticals, Inc.	May-08	50.00	29	28,513	66,700	(38,187)
Onyx Pharmaceuticals, Inc.	Jan-09	30.00	29	28,333	21,750	6,583
Onyx Pharmaceuticals, Inc.	Jan-09	45.00	29	63,092	92,160	(29,068)
Onyx Pharmaceuticals, Inc.	Jan-09	50.00	48	48,697	73,470	(24,773)
Onyx Pharmaceuticals, Inc.	Jan-09	60.00	31	62,464	116,550	(54,086)
Onyx Pharmaceuticals, Inc.	Jan-09	35.00	35	31,552	31,900	(348)
OSI Pharmaceuticals, Inc.	Jan-09	30.00	29	14,838	14,210	628
Pfizer, Inc.	Jan-09	25.00	48	11,434	19,680	(8,246)
Schering-Plough Corp.	Jan-09	30.00	44	24,544	40,040	(15,496)
Schering-Plough Corp.	Jan-09	35.00	31	26,437	41,850	(15,413)
St. Jude Medical, Inc.	Jan-09	40.00	24	11,371	8,160	3,211
Stereotaxis, Inc.	Jun-08	10.00	16	4,032	7,040	(3,008)
Stryker Corp.	Mar-08	75.00	7	3,724	7,140	(3,416)
Stryker Corp.	Jan-09	70.00	12	8,964	10,920	(1,956)
Stryker Corp.	Jan-09	75.00	56	48,431	69,440	(21,009)
Teva Pharmaceuticals Industries, Ltd.	Jan-09	45.00	24	13,228	6,480	6,748
Teva Pharmaceuticals Industries, Ltd.	Jan-09	50.00	34	21,658	17,000	4,658
Teva Pharmaceuticals Industries, Ltd.	Jan-09	55.00	8	6,376	6,160	216
The Medicines Co.	Jul-08	20.00	48	16,441	16,800	(359)
UnitedHealth Group, Inc.	Jan-09	45.00	40	18,150	18,000	150
Vertex Pharmaceuticals, Inc.	Jan-09	30.00	45	31,182	58,950	(27,768)
Vertex Pharmaceuticals, Inc.	Jan-09	35.00	37	35,599	65,860	(30,261)
Walgreen Co.	Jan-09	40.00	116	43,401	66,120	(22,719)
Walgreen Co.	Jan-09	45.00	58	39,225	53,360	(14,135)
Waters Corp.	Jan-09	60.00	32	21,146	21,440	(294)
WellCare Health Plans, Inc.	Jan-09	35.00	74	98,154	37,740	60,414
WellPoint, Inc.	Jan-09	70.00	10	4,970	7,300	(2,330)
WellPoint, Inc.	Jan-09	80.00	19	15,390	24,510	(9,120)
Wyeth	Jan-09	40.00	32	18,709	14,080	4,629
Wyeth	Jan-09	50.00	63	46,801	63,630	(16,829)
Zimmer Holdings, Inc.	Jun-08	75.00	4	1,728	1,760	(32)
Zimmer Holdings, Inc.	Jan-09	75.00	4	2,728	2,840	(112)
Zimmer Holdings, Inc.	Jan-09	90.00	19	20,858	31,350	(10,492)

			4,244	$3,404,432	$3,999,315	$(594,883)

See Notes to Portfolio of Investments

VALIC COMPANY I INFLATION PROTECTED FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
CORPORATE BONDS & NOTES - 10.6%
Banks-Money Center - 0.1%

RBS Capital Trust II
Sub. Bonds
6.43% due 01/03/34 (1)	$50,000	$45,149

Finance-Auto Loans - 1.4%

Toyota Motor Credit Corp.
Notes
6.31% due 04/01/13 (2)	1,000,000	990,000

Finance-Commercial - 0.4%

CIT Group, Inc.
Senior Notes
6.28% due 12/14/16 (2)	300,000	246,000

Finance-Consumer Loans - 1.8%

HSBC Finance Corp.
Senior Notes
5.72% due 07/10/09 (2)	1,067,000	1,065,293
SLM Corp.
Senior Notes
6.01% due 05/01/14 (2)	130,000	93,925
SLM Corp.
Senior Notes
6.43% due 11/21/13 (2)	150,000	118,500

		1,277,718

Finance-Investment Banker/Broker - 2.6%

Lehman Brothers Holdings, Inc.
Notes
3.13% due 04/14/11 (2)	400,000	377,580
Lehman Brothers Holdings, Inc.
Notes
6.72% due 06/10/14 (2)	150,000	143,035
Morgan Stanley
Senior Notes
6.31% due 06/01/11 (2)	150,000	153,864
Morgan Stanley
Senior Notes
6.66% due 11/01/13 (2)	1,150,000	1,180,452

		1,854,931

Insurance-Life/Health - 2.7%

Jackson National Life Global Funding
Notes
6.63% due 05/01/14*(2)	300,000	306,252
Pacific Life Global Funding
Bonds
5.72% due 02/06/16*(2)	300,000	310,281
Principal Life Income Funding Trust
Notes
5.36% due 04/01/08 (2)	150,000	148,500
Principal Life Income Funding Trust
Notes
5.71% due 03/01/12 (2)	1,000,000	930,000
Protective Life Secured Trust Sec.
Notes
5.59% due 09/10/11 (2)	170,000	172,543

		1,867,576

Special Purpose Entities - 1.6%

Allstate Life Global Funding Trust Senior Sec.
Notes
5.36% due 03/01/10 (2)	150,000	147,087
Strats-Daimler Chrysler
Bonds
6.08% due 11/15/13*(2)	1,000,000	1,008,260

		1,155,347

Total Corporate Bonds & Notes (Cost $7,590,133)		7,436,721

U.S. GOVERNMENT AGENCIES - 8.6%
Federal Farm Credit Bank - 2.3%

5.13% due 08/25/16	1,500,000	1,603,242

Federal Home Loan Bank - 1.5%

5.00% due 11/17/17	1,000,000	1,059,615

Federal Home Loan Mtg. Corp. - 1.8%

4.50% due 01/15/15	135,000	140,509
5.13% due 11/17/17	500,000	532,683
6.25% due 07/15/32	500,000	587,439

		1,260,631

Federal National Mtg. Assoc. - 2.9%

5.45% due 02/17/09 (2)	2,000,000	2,005,200

Tennessee Valley Authority - 0.1%

4.65% due 06/15/35	100,000	96,970

Total U.S. Government Agencies (Cost $6,022,557)		6,025,658

U.S. GOVERNMENT TREASURIES - 44.3%
United States Treasury Bonds - 36.4%

1.63% due 01/15/18 TIPS(3)	4,905,900	5,145,445
2.00% due 01/15/26 TIPS(3)	5,301,883	5,515,612
2.38% due 01/15/25 TIPS(3)	1,114,290	1,220,408
3.63% due 04/15/28 TIPS(3)	5,194,520	6,844,591
3.88% due 04/15/29 TIPS(3)	4,791,263	6,576,382
4.75% due 02/15/37	200,000	210,781

		25,513,219

United States Treasury Notes - 7.9%

1.63% due 01/15/15 TIPS(3)	1,331,012	1,409,105
1.88% due 07/15/15 TIPS(3)	1,889,738	2,035,750
2.00% due 07/15/14 TIPS(3)	941,575	1,024,110
3.00% due 07/15/12 TIPS(3)	934,552	1,055,387

		5,524,352

Total U.S. Government Treasuries (Cost $30,435,907)		31,037,571

Total Long-Term Investment Securities (Cost $44,048,597)		44,499,950

SHORT-TERM INVESTMENT SECURITIES - 34.5%
Time Deposit - 34.5%

Euro Time Deposit with State Street Bank & Trust Co.
2.20% due 03/03/08
(Cost $24,181,000)	24,181,000	24,181,000

TOTAL INVESTMENTS (Cost $68,229,597) (4)	98.0%	68,680,950
Other assets less liabilities	2.0	1,380,149

NET ASSETS	100.0%	$70,061,099

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $1,624,793 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

TIPS – Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I INTERNATIONAL EQUITIES FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)(4)
COMMON STOCK - 92.1%
Australia - 5.9%

ABC Learning Centers, Ltd.#	28,248	98,755
AGL Energy, Ltd.#	32,774	338,945
Alumina, Ltd.#	85,350	503,221
Amcor, Ltd.	66,744	436,355
AMP, Ltd.#	141,956	1,047,668
Ansell, Ltd.	5,324	62,859
Aristocrat Leisure, Ltd.#	26,359	251,079
Asciano Group#	42,187	192,101
ASX, Ltd.#	12,918	497,830
Australia and New Zealand Banking Group, Ltd.	141,010	2,842,380
Axa Asia Pacific Holdings, Ltd.#	64,826	344,506
Babcock & Brown, Ltd.#	17,533	276,039
Bendigo Bank, Ltd.#	19,362	178,923
BHP Billiton, Ltd.#	254,132	9,292,854
Billabong International, Ltd.#	12,524	145,402
BlueScope Steel, Ltd.#	55,555	556,167
Boart Longyear Group	101,073	188,940
Boral, Ltd.#	45,280	251,864
Brambles, Ltd.	107,205	1,025,491
Caltex Australia, Ltd.	10,204	138,809
Centro Properties Group#	63,055	25,377
Centro Retail Group#	85,853	28,915
CFS Retail Property Trust#	109,725	214,021
Challenger Financial Services Group, Ltd.#	27,158	54,136
Coca-Cola Amatil, Ltd.	39,832	352,888
Cochlear, Ltd.	4,206	209,196
Commonwealth Bank of Australia	98,450	3,801,503
Commonwealth Property Office Fund#	53,742	64,382
Computershare, Ltd.#	38,018	296,895
Crown, Ltd.†	33,843	359,652
CSL, Ltd.	41,611	1,396,605
CSR, Ltd.#	69,911	217,927
DB RREEF Trust	218,449	335,724
Downer EDI, Ltd.#	11,502	65,978
Fairfax Media, Ltd.#	89,416	318,991
Fortescue Metals Group, Ltd.†	95,355	673,314
Foster’s Group, Ltd.	149,073	732,765
Futuris Corp., Ltd.#	21,972	40,570
Goodman Fielder, Ltd.#	79,978	137,628
GPT Group	155,216	454,332
Harvey Norman Holdings, Ltd.	39,986	167,095
Iluka Resources, Ltd.#	8,898	29,512
ING Industrial Fund#	36,632	70,077
Insurance Australia Group, Ltd.#	135,697	470,228
Leighton Holdings, Ltd.#	10,526	439,348
Lend Lease Corp., Ltd.	27,292	347,494
Lion Nathan, Ltd.	22,099	194,366
Macquarie Airports Management, Ltd.	51,912	166,829
Macquarie Communications Infrastructure Group#	16,365	70,071
Macquarie Goodman Group#	109,507	436,033
Macquarie Group, Ltd.#	20,520	998,221
Macquarie Infrastructure Group#	200,788	539,598
Macquarie Office Trust#	150,352	148,071
Mirvac Group	77,210	273,410
National Australia Bank, Ltd.	122,710	3,239,574
Newcrest Mining, Ltd.	34,270	1,193,129
OneSteel, Ltd.	56,071	364,808
Orica, Ltd.	23,551	623,896
Origin Energy, Ltd.	65,969	536,477
Oxiana, Ltd.#	104,782	376,131
Pacific Brands, Ltd.	18,868	38,475
Paladin Resources, Ltd.†#	41,050	228,411
PaperlinX, Ltd.	16,889	32,845
Perpetual, Ltd.#	2,801	140,990
Qantas Airways, Ltd.	73,524	285,207
QBE Insurance Group, Ltd.	65,289	1,347,103
Rio Tinto, Ltd.#	21,636	2,696,941
Santos, Ltd.#	43,642	516,602
Sonic Healthcare, Ltd.#	23,568	311,550
St George Bank, Ltd.#	20,090	438,578
Stockland	109,630	709,800
Suncorp-Metway, Ltd.	69,960	895,527
Symbion Health, Ltd.	24,393	93,185
TABCORP Holdings, Ltd.#	39,642	558,254
Tattersall’s, Ltd.#	81,335	292,720
Telstra Corp., Ltd.#	216,979	973,587
Telstra Corp., Ltd. (Installment Receipt)	112,582	338,559
Toll Holdings, Ltd.#	41,325	386,438
Transurban Group#	81,920	486,493
Wesfarmers, Ltd.#	41,021	1,412,831
Wesfarmers, Ltd. PPS	11,062	383,613
Westfield Group	132,302	2,118,019
Westpac Banking Corp.	141,152	3,011,998
Woodside Petroleum, Ltd.#	36,088	1,886,186
Woolworths, Ltd.	91,486	2,432,784
WorleyParsons, Ltd.	11,243	384,248
Zinifex, Ltd.#	36,854	371,493

		61,907,792

Austria - 0.7%

Andritz AG	8,589	479,271
bwin Interactive Entertainment AG†	458	13,710
Erste Bank der Oesterreichischen Sparkassen AG	59,744	3,451,086
Flughafen Wien AG	184	21,069
Immoeast AG†	14,578	130,923
Immofinanz AG	16,038	174,590
Mayr-Melnhof Karton AG	147	14,990
Meinl European Land, Ltd.†#	10,493	130,954
Oesterreichische Elektrizitaetswirtschafts AG†	2,697	199,051
OMV AG	5,775	416,998
Raiffeisen International Bank Holding AG#	8,209	1,046,738
RHI AG†	15,456	627,969
Telekom Austria AG	15,093	342,169
Voestalpine AG	6,666	417,527
Wiener Staedtische Versicherung AG	1,103	92,140
Wienerberger AG	2,790	133,764

		7,692,949

Belgium - 1.9%

AGFA Gevaert NV	2,254	21,689
Barco NV#	200	14,532
Bekaert NV	209	27,537
Belgacom SA	54,332	2,601,707
Cofinimmo#	150	30,709
Colruyt SA	582	142,214
Compagnie Maritime Belge SA	246	18,254
Compagnie Nationale a Portefeuille	9,640	669,079
Delhaize Group	8,923	676,986

Dexia SA#	38,446	903,251
Dexia Strip VVPR†	1,290	20
Euronav NV#	5,928	229,418
Fortis	87,774	1,933,662
Group Bruxelles Lambert SA	2,822	338,138
InBev NV	35,542	3,201,561
KBC Ancora	18,862	1,882,839
KBC Groep NV	29,910	3,746,981
Mobistar SA	1,108	94,404
Omega Pharma SA	322	15,213
S.A D’Ieteren NV	405	143,219
Solvay SA	18,606	2,332,292
UCB SA	3,851	182,225
Umicore	4,345	221,135

		19,427,065

Bermuda - 0.5%

C C Land Holdings, Ltd.	74,000	75,686
Cheung Kong Infrastructure Holdings, Ltd.	34,636	137,181
Chinese Estates Holdings Ltd.	44,000	64,762
Esprit Holdings, Ltd.#	79,300	985,553
Frontline, Ltd.#	44,046	2,010,209
Giordano International, Ltd.	58,000	24,354
Invesco, Ltd.	4,379	112,146
Kerry Properties, Ltd.	48,500	324,818
Li & Fung, Ltd.#	170,600	613,264
Noble Group, Ltd.#	78,000	121,991
NWS Holdings, Ltd.	31,000	90,360
Orient Overseas International, Ltd.	16,983	99,731
Pacific Basin Shipping, Ltd.	96,000	159,752
SeaDrill, Ltd.#	9,000	231,828
Shangri-La Asia, Ltd.	90,000	267,511
Yue Yuen Industrial Holdings, Ltd.	44,500	130,847

		5,449,993

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	14,800	98,263
Belle International Holdings, Ltd.	156,000	186,087
Foxconn International Holdings, Ltd.†	160,000	245,460
Hutchison Telecommunications International, Ltd.	109,000	145,329
Kingboard Chemical Holdings, Ltd.	44,500	197,635
Lee & Man Paper Manufactoring, Ltd.	30,400	84,937
Lifestyle International Holdings ,Ltd.	52,000	134,431
Parkson Retail Group, Ltd.	7,500	77,594
Shui On Land, Ltd.	143,000	135,093
Tencent Holdings, Ltd.#	67,600	418,642
Tingyi Cayman Islands Holding Corp.	128,000	160,764

		1,884,235

Cyprus - 0.0%

ProSafe ASA#	6,535	112,051

Denmark - 1.0%

AP Moller - Maersk A/S, Series A	184	1,897,500
AP Moller - Maersk A/S, Series B	248	2,554,709
Bang & Olufsen A/S, Class B#	2,057	138,890
Carlsberg A/S#	1,174	146,020
Coloplast A/S	897	75,215
D/S Torm A/S	476	14,382
Danisco A/S#	27,105	1,906,767
Danske Bank A/S	15,809	605,414
DSV A/S	7,000	137,073
East Asiatic Co., Ltd. A/S	258	20,168
FLSmidth & Co. A/S	1,854	173,000
GN Store Nord A/S†#	3,422	16,744
H. Lundbeck A/S	868	20,681
Jyske Bank A/S†	2,025	139,501
NKT Holding A/S	403	29,999
Novo-Nordisk A/S#	20,094	1,375,703
Novozymes A/S#	1,631	143,129
Rockwool International A/S#	265	46,346
Sydbank A/S#	2,200	79,609
Topdanmark A/S†#	606	91,927
TrygVesta A/S#	950	73,241
Vestas Wind Systems A/S†	8,162	832,337
William Demant Holding A/S†#	841	60,185

		10,578,540

Finland - 1.6%

Amer Sports Oyj#	1,261	26,282
Cargotec Corp., Class B#	1,338	66,237
Elisa Oyj	5,230	159,191
Fortum Oyj	15,599	650,381
KCI Konecranes Oyj	8,287	302,174
Kesko Oyj, Class B	2,310	105,250
Kone Oyj, Class B#	5,348	187,346
Metso Corp.	4,465	232,911
Neste Oil Oyj	4,487	157,481
Nokia Oyj	246,647	8,871,700
Nokian Renkaat Oyj	3,669	151,362
Orion Oyj	100,451	2,146,819
Outokumpu Oyj#	11,788	449,049
Pohjola Bank PLC Class A	3,347	58,418
Rautaruukki Oyj†	6,022	263,795
Sampo Oyj, Class A	15,153	412,334
Sanoma-WSOY Oyj	2,892	72,740
Stora Enso Oyj, Class R#	74,499	932,815
TietoEnator Oyj†	1,294	24,370
UPM-Kymmene Oyj#	46,864	809,658
Uponor Oyj	960	25,080
Wartsila Oyj, Class B	2,276	155,279
YIT Oyj	4,441	110,586

		16,371,258

France - 8.3%

Accor SA#	8,856	628,576
Aeroports de Paris#	1,213	147,564
Air France-KLM#	10,531	283,304
Air Liquide#	8,871	1,258,580
Alcatel SA	80,835	475,787
Alstom	3,639	762,870
Atos Origin SA†	2,415	129,985
AXA SA#	208,030	7,014,509
BNP Paribas SA#	101,057	9,077,993
Bouygues SA#	40,140	2,743,070
Cap Gemini SA#	7,023	385,615
Carrefour SA#	32,410	2,278,003
Casino Guichard-Perrachon SA	1,524	172,902
Christian Dior SA	26,155	2,853,371

Cie Generale de Geophysique-Veritas†	1,722	422,067
CNP Assurances#	16,052	1,765,880
Compagnie de St. Gobain	27,329	2,148,885
Compagnie Generale des Etablissements Michelin, Class B	10,836	1,067,300
Credit Agricole SA#	23,058	626,969
Dassault Systemes SA	2,015	109,651
Eiffage SA#	653	57,535
Electricite de France	23,577	2,202,386
Essilor International SA#	62,782	3,731,624
Eurazeo	430	51,939
France Telecom SA#	90,180	3,030,214
Gaz de France SA#	25,183	1,444,896
Gecina SA	437	63,424
Groupe Danone	15,258	1,199,175
Hermes International#	2,432	284,163
ICADE	689	97,527
Imerys SA#	1,110	92,894
JC Decaux SA#	2,327	69,999
Klepierre	2,424	141,557
L’Oreal SA	8,765	1,038,582
Lafarge SA	5,155	891,060
Lagardere SCA	4,460	351,558
Legrand SA	15,343	484,884
LVMH Moet Henessy Louis Vuitton SA#	8,573	882,179
M6-Metropole Television#	2,306	54,507
Natixis	73,835	1,083,492
Neopost SA#	1,130	117,009
Neuf Cegetel	1,094	57,992
PagesJaunes Groupe SA#	4,415	82,312
Pernod Ricard SA#	6,139	653,323
Peugeot SA	5,338	406,000
PPR#	2,696	368,402
Publicis Groupe#	4,923	178,451
Renault SA	18,938	2,020,726
Safran SA#	5,836	116,605
Sanofi-Aventis#	35,747	2,649,853
Schneider Electric SA#	7,723	878,319
SCOR SE	6,075	138,000
Societe BIC SA	10,331	653,820
Societe Des Autoroutes Paris-Rhin-Rhone	791	89,378
Societe Generale#	13,055	1,398,733
Societe Television Francaise 1#	4,122	97,629
Sodexho Alliance SA#	3,340	188,206
Suez SA (Brussels)†	13,468	204
Suez SA(Paris)#	77,123	4,897,820
Technip SA#	3,552	288,772
Thales SA	6,752	414,383
Thomson#	8,544	65,825
Total SA#	153,141	11,563,913
Unibail-Rodamco	10,344	2,524,880
Valeo SA#	2,461	93,013
Vallourec SA	1,670	346,228
Veolia Environnement	12,271	1,092,194
Vinci SA#	14,356	989,927
Vivendi Universal SA#	57,414	2,267,106
Wendel#	573	64,618
Zodiac SA#	1,355	70,549

		86,495,421

Germany - 8.4%

Adidas AG	48,245	3,026,811
Allianz SE#	34,921	6,125,349
Altana AG	16,555	381,167
Arcandor AG†#	2,282	39,565
BASF AG#	62,526	7,918,945
Bayer AG#	25,415	1,935,208
Bayerische Motoren Werke AG#	12,492	683,824
Beiersdorf AG#	6,550	521,463
Bilfinger Berger AG	2,545	201,157
Celesio AG#	2,977	170,162
Commerzbank AG#	91,017	2,720,281
Continental AG	5,375	524,007
DaimlerChrysler AG#	102,802	8,643,691
Deutsche Bank AG#	21,868	2,430,682
Deutsche Boerse AG#	12,839	2,005,224
Deutsche Lufthansa AG	8,012	186,111
Deutsche Post AG#	46,804	1,545,175
Deutsche Post AG (London)†	4,152	138,043
Deutsche Postbank AG#	31,825	3,064,883
Deutsche Telekom AG#	261,224	4,962,626
Douglas Holding AG	12,070	636,683
E.ON AG#	30,096	5,655,279
Fraport AG#	561	41,369
Fresenius Medical Care AG#	6,630	348,029
GEA Group AG†	5,596	182,800
Heidelbergcement AG	1,029	164,314
Heidelberger Druckmaschinen AG#	26,067	618,844
Henkel KGaA	64,107	2,587,735
Hochtief AG	1,470	160,408
Hypo Real Estate Holding AG#	7,038	198,385
Infineon Technologies AG†#	26,225	209,687
IVG Immobilien AG	3,248	113,631
K+S AG#	1,300	371,807
Linde AG#	8,369	1,109,440
MAN AG#	3,948	511,160
Merck KGaA	2,261	280,714
Metro AG#	5,671	474,015
MLP AG#	951	13,353
Muenchener Rueckversicherungs-Gesellschaft AG#	18,281	3,192,096
Premiere AG†#	1,673	35,718
Puma AG Rudolf Dassler Sport	225	79,593
Q-Cells AG†#	1,664	132,535
Rheinmetall AG	1,261	86,712
RWE AG#	56,375	6,799,957
Salzgitter AG	4,416	773,060
SAP AG#	78,215	3,724,306
Siemens AG	50,923	6,500,000
Solarworld AG#	2,933	130,791
Suedzucker AG#	1,157	25,119
ThyssenKrupp AG	38,416	2,204,187
TUI AG†#	7,467	178,914
Volkswagen AG#	9,024	2,050,299
Wacker Chemie AG#	274	58,505
Wincor Nixdorf AG	1,208	96,323

		86,970,142

Gibraltar - 0.0%

PartyGaming PLC†	20,887	10,800

Greece - 0.8%

Alpha Bank A.E.	18,172	550,014
Athens Stock Exchange SA	1,046	25,144
Coca-Cola Hellenic Bottling Co. SA	49,099	2,159,740
EFG Eurobank Ergasias	10,939	314,910
Folli-Follie SA	289	9,172
Hellenic Petroleum SA	3,742	52,272
Hellenic Technodomiki Tev SA	2,167	26,401
Hellenic Telecommunications Organization SA	74,747	2,070,214
Motor Oil Hellas Corinth Refineries SA	774	15,923
National Bank of Greece SA	14,138	769,150
OPAP SA	7,814	255,558
Piraeus Bank SA	45,936	1,360,133
Public Power Corp. SA	3,653	155,618
Titan Cement Co. SA	2,154	92,865
Viohalco Hellenic Copper and Aluminum Industry SA	7,970	88,014

		7,945,128

Hong Kong - 1.6%

Bank of East Asia, Ltd.	107,000	564,968
BOC Hong Kong Holdings, Ltd.	280,500	676,589
Cathay Pacific Airways, Ltd.	105,000	214,399
Cheung Kong Holdings, Ltd.	113,562	1,697,476
CITIC International Financia Holdings, Ltd.	55,000	27,577
CLP Holdings, Ltd.	100,000	783,813
Fosun International†	122,000	94,461
Hang Lung Group, Ltd.	33,000	150,420
Hang Lung Properties, Ltd.	157,000	564,039
Hang Seng Bank, Ltd.#	57,888	1,095,056
Henderson Land Development Co., Ltd.	80,569	621,542
Hong Kong & China Gas Co., Ltd.	276,040	786,617
Hong Kong Aircraft Engineering Co., Ltd.	5,200	114,157
Hong Kong Exchanges & Clearing, Ltd.	81,500	1,546,105
HongKong Electric Holdings, Ltd.	105,000	586,559
Hopewell Holdings, Ltd.	47,955	219,355
Hutchison Whampoa, Ltd.	161,000	1,506,321
Hysan Development Co., Ltd.	49,000	133,206
Link REIT	162,000	396,393
Melco International Development Ltd.	56,000	78,815
MTR Corp., Ltd.	105,500	390,619
New World Development Co., Ltd.	183,000	492,829
PCCW, Ltd.	308,657	178,476
Shun Tak Holdings, Ltd.	90,000	133,183
Sino Land Co., Ltd.	106,000	263,183
Sun Hung Kai Properties, Ltd.	103,282	1,801,962
Swire Pacific, Ltd., Class A	62,316	712,797
Television Broadcasts, Ltd.	21,926	128,699
Wharf Holdings, Ltd.	105,000	529,511
Wheelock & Co., Ltd.	35,000	102,320
Wing Hang Bank, Ltd.	13,745	201,601

		16,793,048

Ireland - 0.6%

Allied Irish Banks PLC	30,810	633,194
Anglo Irish Bank Corp. PLC	41,606	587,831
Bank of Ireland	34,663	488,656
CRH PLC	44,764	1,664,701
DCC PLC	1,408	35,501
Elan Corp PLC†	19,323	446,688
Greencore Group PLC	2,777	18,325
Iaws Group PLC	2,212	44,805
Irish Life & Permanent PLC	16,786	272,695
Kerry Group PLC	44,111	1,386,701
Kingspan Group PLC	4,499	60,986
Paddy Power PLC	2,773	88,631
Ryanair Holdings PLC†	7,244	34,679
Ryanair Holdings PLC ADR†#	1,196	34,181
Smurfit Kappa Group PLC†	4,191	60,351

		5,857,925

Isle of Man - 0.0%

Genting International PLC†#	184,000	81,470

Italy - 3.9%

AEM SpA#	21,236	85,902
Alleanza Assicurazioni SpA#	14,796	189,770
Arnoldo Mondadori Editore SpA#	2,017	16,276
Assicurazione Generali SpA#	40,568	1,741,295
Atlantia SpA	9,015	288,717
Autogrill SpA	3,555	56,687
Banca Carige SpA	8,455	32,991
Banca Intesa SpA	597,575	3,782,293
Banca Monte dei Paschi di Siena SpA#	38,627	174,478
Banca Popolare di Milano Scarl#	36,548	434,371
Banco Popolare Scarl†#	23,403	442,158
Bulgari SpA#	5,241	58,129
Enel SpA	639,851	6,888,752
Eni SpA	295,442	10,214,300
Fiat SpA	55,965	1,174,514
Finmeccanica SpA	28,588	878,589
Fondiaria-Sai SpA	2,409	106,658
IFIL Investments SpA#	26,030	200,768
Intesa Sanpaolo SpA	269,555	1,805,549
Italcementi SpA RNC#	72,913	1,480,663
Italcementi SpA	1,843	28,004
Lottomatica SpA#	2,386	86,086
Luxottica Group SpA#	4,849	133,407
Mediaset SpA#	26,857	241,339
Mediobanca SpA	17,168	330,136
Mediolanum SpA#	8,916	55,976
Parmalat SpA	229,295	871,375
Pirelli & C. SpA†	100,629	99,112
Prysmian SpA†	4,724	91,898
Saipem SpA	4,632	188,719
Seat Pagine Gialle SpA#	143,407	41,811
Snam Rete Gas SpA#	30,765	213,609
Telecom Italia SpA (Chi-X)	1,894,451	4,737,954
Telecom Italia SpA (Milan)#	210,857	407,113
Terna Rete Elettrica Nazionale SpA#	41,936	181,207
UniCredito Italiano SpA#	326,823	2,397,871

Unione di Banche Italiane Scpa	25,312	594,235
Unipol Gruppo Finanziario SpA	10,189	28,653

		40,781,365

Japan - 17.8%

Access Co., Ltd.†#	4	14,192
ACOM Co., Ltd.#	2,179	62,840
Aderans Co., Ltd.#	400	7,260
Advantest Corp.#	5,920	146,936
Aeon Co., Ltd.#	23,630	284,622
Aeon Credit Service Co., Ltd.#	3,100	45,021
Aeon Mall Co., Ltd.#	2,300	56,378
AIFUL Corp.#	2,850	50,480
Aioi Insurance Co., Ltd.#	13,000	66,863
Aisin Seiki Co., Ltd.	97,300	3,883,142
Ajinomoto Co., Inc.#	25,807	310,717
Alfresa Holdings Corp.	1,000	69,353
All Nippon Airways Co., Ltd.	24,000	99,925
Alps Electric Co., Ltd.#	6,149	72,043
Amada Co., Ltd.	13,863	103,754
Aoyama Trading Co., Ltd.	2,000	41,919
Aozora Bank, Ltd.#	15,000	39,883
Asahi Breweries, Ltd.	14,995	280,404
Asahi Glass Co., Ltd.#	36,249	413,305
Asahi Kasei Corp.#	45,549	250,352
Asatsu-DK, Inc.#	500	16,122
Asics Corp.	7,000	81,644
Astellas Pharma, Inc.	18,500	811,454
Autobacs Seven Co., Ltd.	355	7,994
Bank of Kyoto, Ltd.	10,000	115,892
Benesse Corp.	2,614	106,894
Bridgestone Corp.	22,700	371,794
Brother Industries, Ltd.#	4,500	47,728
Canon Marketing Japan, Inc.#	2,600	45,915
Canon, Inc.	40,200	1,799,303
Capcom Co., Ltd.#	50,000	1,370,311
Casio Computer Co., Ltd.#	8,692	113,008
Central Glass Co., Ltd.	3,000	13,170
Central Japan Railway Co.	60	571,239
Chiyoda Corp.#	5,000	50,224
Chubu Electric Power Co., Inc.	24,700	622,345
Chugai Pharmaceutical Co., Ltd.#	10,336	119,566
Chugoku Electric Power Co.#	4,700	98,966
Chuo Mitsui Trust Holdings, Inc.	30,000	205,607
Circle K Sunkus Co., Ltd.#	600	8,989
Citizen Watch Co., Ltd.#	11,947	100,332
Coca-Cola West Japan Co., Ltd.#	1,900	41,187
COMSYS Holdings Corp.	2,737	22,180
Cosmo Oil Co., Ltd.	21,000	69,411
Credit Saison Co., Ltd.	6,154	168,706
CSK Holdings Corp.#	2,300	57,468
Dai Nippon Printing Co., Ltd.	24,000	377,862
Daicel Chemical Industries, Ltd.	10,427	58,713
Daido Steel Co., Ltd.#	12,000	84,536
Daifuku Co., Ltd.	2,000	26,255
Daihatsu Motor Co., Ltd.	3,000	31,845
Daiichi Sankyo Co., Ltd.	118,300	3,679,661
Daikin Industries, Ltd.	42,010	1,879,562
Dainippon Ink and Chemicals, Inc.	24,180	87,800
Dainippon Sumitomo Pharma Co., Ltd.#	4,000	33,419
Daito Trust Construction Co., Ltd.	3,053	165,151
Daiwa House Industry Co., Ltd.#	20,070	204,339
Daiwa Securities Group, Inc.	51,045	472,259
Denki Kagaku Kogyo Kabushiki Kaisha	17,226	57,415
Denso Corp.	43,100	1,610,535
Dentsu, Inc.#	72	165,691
Dowa Mining Co., Ltd.	11,000	76,700
eAccess, Ltd.#	20	12,912
East Japan Railway Co.	498	3,995,652
Ebara Corp.#	14,000	39,614
Edion Corp.#	1,300	12,783
Eisai Co., Ltd.	9,506	342,715
Electric Power Development Co., Ltd.	5,600	203,451
Elpida Memory, Inc.†#	53,700	1,785,811
FamilyMart Co., Ltd.#	2,156	63,931
Fanuc, Ltd.	7,300	678,984
Fast Retailing Co., Ltd.#	19,100	1,402,995
Fuji Electric Holdings Co., Ltd.#	21,000	79,958
Fuji Heavy Industries, Ltd.#	12,000	52,090
Fuji Soft ABC, Inc.#	500	7,652
Fuji Television Network, Inc.	16	24,096
FUJIFILM Holdings Corp.	18,473	693,233
Fujikura, Ltd.#	14,000	68,131
Fujitsu, Ltd.	70,448	501,432
Fukuoka Financial Group, Inc.	29,000	148,147
Furukawa Electric Co., Ltd.	24,000	84,216
Futaba Industrial Co., Ltd.#	30,000	727,552
Glory, Ltd.	1,100	24,912
Goodwill Group, Inc.†#	8	1,408
Gunma Bank, Ltd.	15,000	101,736
Gunze, Ltd.	3,017	13,957
H20 Retailing Corp.#	2,120	15,247
Hakuhodo DY Holdings, Inc.	710	40,516
Hankyu Hanshin Holdings, Inc.#	45,600	202,416
Haseko Corp.†	39,500	59,368
Hikari Tsushin, Inc.#	900	27,266
Hino Motors, Ltd.	9,000	63,469
Hirose Electric Co., Ltd.#	1,281	135,897
Hitachi Cable, Ltd.	7,000	31,139
Hitachi Chemical Co., Ltd.	3,700	70,582
Hitachi Construction Machinery Co., Ltd.	4,100	111,363
Hitachi High-Technologies Corp.	2,500	48,578
Hitachi Metals, Ltd.#	4,000	56,005
Hitachi, Ltd.#	126,849	914,406
Hokkaido Electric Power Co., Inc.	6,000	134,329
Hokuhoku Financial Group, Inc.	45,177	127,745
Hokuriku Electric Power Co.#	3,000	66,790
Honda Motor Co., Ltd.	58,500	1,786,732
House Foods Corp.#	683	10,391
Hoya Corp.#	15,400	391,549
Ibiden Co., Ltd.	4,900	234,212
Idemitsu Kosan Co., Ltd.	800	65,515
IHI Corp.#	48,596	95,124
Inpex Holdings, Inc.	33	368,784
Isetan Co., Ltd.#	6,794	80,173
Isuzu Motors, Ltd.	28,000	127,587
Ito En, Ltd.#	2,100	42,678
ITOCHU Corp.	57,000	599,474
ITOCHU Techno-Solutions Corp.#	1,200	33,530

J Front Retailing Co., Ltd.	16,000	104,611
Jafco Co., Ltd.#	1,200	41,296
Japan Airlines Corp.†#	33,000	81,356
Japan Petroleum Exploration Co.	1,000	69,554
Japan Prime Reality Investment Corp.#	19	63,028
Japan Real Estate Investment Corp.#	15	167,119
Japan Retail Fund Investment Corp.#	14	84,140
Japan Steel Works, Ltd.#	233,000	3,776,999
Japan Tobacco, Inc.	970	4,888,554
JFE Holdings, Inc.	22,000	978,513
JGC Corp.#	107,282	1,734,520
JS Group Corp.	9,675	164,313
JSR Corp.	6,600	144,224
JTEKT Corp.#	6,900	122,150
Jupiter Telecommunications Co.†	66	54,865
Kajima Corp.#	34,000	104,719
Kamigumi Co., Ltd.	10,135	76,538
Kaneka Corp.	12,081	83,771
Kansai Paint Co., Ltd.	9,000	64,553
Kao Corp.	20,000	616,717
Kawasaki Heavy Industries, Ltd.#	52,842	127,093
Kawasaki Kisen Kaisha, Ltd.	21,631	219,714
KDDI Corp.	93	562,717
Keihin Electric Express Railway Co., Ltd.#	16,582	113,334
Keio Corp.	21,000	118,724
Keisei Electric Railway Co., Ltd.	12,000	62,813
Keyence Corp.	1,400	325,164
Kikkoman Corp.#	6,531	75,305
Kinden Corp.	5,036	47,076
Kintetsu Corp.#	61,072	204,219
Kirin Brewery Co., Ltd.	29,937	504,458
KK DaVinci Advisors†#	20	16,799
Kobe Steel, Ltd.	100,000	310,807
Kokuyo Co., Ltd.#	562	4,587
Komatsu, Ltd.#	83,700	2,126,874
Komori Corp.	905	18,814
Konami Corp.#	3,461	114,456
Konica Minolta Holdings, Inc.	138,336	1,963,326
Kose Corp.	500	11,427
Kubota Corp.	42,000	280,750
Kuraray Co., Ltd.	13,961	166,136
Kurita Water Industries, Ltd.	36,210	1,143,149
Kyocera Corp.	6,143	504,926
Kyowa Hakko Kogyo Co., Ltd.	8,671	83,901
Kyushu Electric Power Co., Inc.	13,800	345,452
Lawson, Inc.#	2,300	88,019
Leopalace21 Corp.	4,800	97,417
Mabuchi Motor Co., Ltd.	1,100	55,132
Makita Corp.	4,300	151,665
Marubeni Corp.	63,000	475,438
Marui Co., Ltd.#	10,096	103,095
Matsui Securities Co., Ltd.#	4,300	28,497
Matsumotokiyoshi Holdings Co., Ltd.†	600	12,186
Matsushita Electric Industrial Co., Ltd.	169,000	3,551,579
Matsushita Electric Works, Ltd.	15,000	148,402
Mazda Motor Corp.	17,000	69,319
MEDICEO Holdings Co., Ltd.	5,400	91,615
Meiji Dairies Corp.#	11,000	62,877
Meiji Seika Kaisha, Ltd.#	6,975	32,716
Meitec Corp.#	516	15,228
Millea Holdings, Inc.	28,000	1,033,366
Minebea Co., Ltd.	14,125	90,150
Mitsubishi Chemical Holdings Corp.	44,500	301,615
Mitsubishi Corp.	105,801	3,224,684
Mitsubishi Electric Corp.	73,000	666,901
Mitsubishi Estate Co., Ltd.	44,750	1,087,910
Mitsubishi Gas Chemical Co., Inc.	14,864	110,089
Mitsubishi Heavy Industries, Ltd.	121,000	565,070
Mitsubishi Logistics Corp.#	5,000	58,983
Mitsubishi Materials Corp.	44,000	206,148
Mitsubishi Motor Corp.†#	67,000	107,294
Mitsubishi Rayon Co., Ltd.#	20,042	68,537
Mitsubishi Tanabe Pharma Corp.	9,000	103,257
Mitsubishi UFJ Financial Group, Inc.	325,900	2,866,256
Mitsubishi UFJ Lease & Finance Co., Ltd.#	1,350	48,343
Mitsui & Co., Ltd.	230,331	4,995,087
Mitsui Chemicals, Inc.	24,000	170,280
Mitsui Engineering & Shipbuilding Co., Ltd.#	28,668	87,243
Mitsui Fudosan Co., Ltd.	32,000	647,441
Mitsui Mining & Smelting Co., Ltd.	21,977	80,483
Mitsui O.S.K. Lines, Ltd.	161,000	2,092,160
Mitsui Sumitomo Insurance Co., Ltd.	44,996	474,214
Mitsukoshi, Ltd.	15,000	60,091
Mitsumi Electric Co., Ltd.	3,000	92,933
Mizuho Financial Group, Inc.	372	1,545,268
Mizuho Trust & Banking Co. , Ltd.	23,000	36,458
Murata Manufacturing Co., Ltd.	8,073	434,662
NamCo Bandai Holdings, Inc.	7,518	93,457
NEC Corp.	77,441	333,169
NEC Electronics Corp.†#	1,400	28,426
NGK Insulators, Ltd.	9,537	216,285
NGK Spark Plug Co., Ltd.#	7,455	117,270
NHK Spring Co., Ltd.#	5,000	38,773
Nichirei Corp.	4,213	20,863
Nidec Corp.#	39,160	2,585,818
Nikon Corp.#	68,485	1,921,337
Nintendo Co., Ltd.	13,800	6,851,923
Nippon Building Fund, Inc.	18	222,128
Nippon Electric Glass Co., Ltd.	12,000	173,903
Nippon Express Co., Ltd.	30,879	165,431
Nippon Kayaku Co., Ltd.#	3,000	17,890
Nippon Light Metal Co., Ltd.	8,000	12,338
Nippon Meat Packers, Inc.	6,000	73,747
Nippon Mining Holdings, Inc.	33,500	196,474
Nippon Oil Corp.	47,000	320,388
Nippon Paper Group, Inc.#	33	78,136
Nippon Sheet Glass Co., Ltd.	23,067	107,531
Nippon Shokubai Co., Ltd.	5,502	40,383
Nippon Steel Corp.	218,389	1,147,364
Nippon Telegraph and Telephone Corp.	196	850,821
Nippon Yusen Kabushiki Kaisha#	42,000	389,830
Nipponkoa Insurance Co., Ltd.	13,000	105,183
Nishi-Nippon City Bank, Ltd.	26,000	67,839
Nishimatsu Construction Co., Ltd.#	4,571	11,602
Nissan Chemical Industries, Ltd.	5,000	56,902
Nissan Motor Co., Ltd.#	84,000	761,803
Nisshin Seifun Group, Inc.	6,963	69,140
Nisshin Steel Co., Ltd.#	31,000	111,113

Nisshinbo Industries, Inc.#	6,532	68,503
Nissin Food Products Co., Ltd.#	3,355	110,961
Nitori Co., Ltd.	1,350	66,908
Nitto Denko Corp.#	6,307	306,019
NOK Corp.	48,200	1,002,154
Nomura Holdings, Inc.	65,700	1,029,126
Nomura Real Estate Holdings, Inc.	1,800	32,970
Nomura Real Estate Office Fund, Inc.	10	83,935
Nomura Research Institute, Ltd.	100,200	2,841,684
NSK, Ltd.	17,077	146,388
NTN Corp.	15,277	113,523
NTT Data Corp.#	48	224,356
NTT DoCoMo, Inc.	600	877,370
NTT Urban Development Corp.#	41	50,951
Obayashi Corp.#	23,861	113,818
Obic Co, Ltd.	230	42,429
Odakyu Electric Railway Co., Ltd.#	23,000	150,232
OJI Paper Co., Ltd.#	31,528	132,150
Oki Electric Industry Co., Ltd.†#	10,000	17,875
OKUMA Corp.#	5,000	47,623
Okumura Corp.#	3,977	16,985
Olympus Corp.	48,206	1,413,362
Omron Corp.	7,784	173,295
Ono Pharmaceutical Co., Ltd.	1,900	95,285
Onward Kashiyama Co., Ltd.#	5,944	57,897
ORACLE Corp.#	1,400	61,534
Oriental Land Co., Ltd.#	1,871	109,031
ORIX Corp.	3,430	509,692
Osaka Gas Co., Ltd.	575,188	2,308,124
Osaka Titanium Technologies Co.#	800	52,846
OSG Corp.#	1,200	11,846
Otsuka Corp.#	700	54,736
Pioneer Corp.#	5,011	52,534
Promise Co., Ltd.#	2,750	91,915
QP Corp.	300	2,977
Rakuten, Inc.#	243	115,006
Resona Holdings, Inc.#	214	345,594
Ricoh Co., Ltd.	26,000	417,738
Rinnai Corp.#	700	21,579
Rohm Co., Ltd.	3,908	283,966
Round One Corp.	6	6,866
Ryohin Keikaku Co., Ltd.	400	21,293
Sanken Electric Co., Ltd.#	3,000	17,651
Sankyo Co., Ltd.	2,100	112,199
Santen Pharmaceutical Co., Ltd.	2,700	68,564
Sanwa Shutter Corp.#	5,000	24,199
Sanyo Electric Co., Ltd.†	59,000	123,446
Sapporo Hokuyo Holdings, Inc.	12	93,158
Sapporo Holdings, Ltd.#	9,000	67,929
SBI E*Trade Securities Co., Ltd.#	53	45,313
SBI Holdings, Inc.	344	84,103
Secom Co., Ltd.	7,859	394,993
Sega Sammy Holdings, Inc.#	7,300	80,359
Seiko Epson Corp.#	4,800	122,858
Seino Holdings Corp.	2,893	19,130
Sekisui Chemical Co., Ltd.	17,925	125,325
Sekisui House, Ltd.	19,000	195,932
Seven & I Holdings Co., Ltd.#	30,800	764,956
Sharp Corp.#	38,330	698,625
Shikoku Electric Power Co.#	3,000	86,016
Shimachu Co., Ltd.#	797	20,638
Shimamura Co., Ltd.#	900	65,349
Shimano, Inc.	2,540	106,133
Shimizu Corp.#	22,559	107,106
Shin-Etsu Chemical Co., Ltd.	15,526	839,082
Shinko Electric Industries Co., Ltd.	2,500	35,838
Shinko Securities Co., Ltd.	20,000	68,606
Shinsei Bank, Ltd.#	45,000	182,560
Shionogi & Co., Ltd.	10,507	179,950
Shiseido Co., Ltd.#	12,000	274,387
Showa Denko K.K.	41,798	148,244
Showa Shell Sekiyu K.K.	5,300	53,828
SMC Corp.	2,200	233,262
Softbank Corp.#	27,800	541,213
Sojitz Corp.	43,500	163,448
Sompo Japan Insurance, Inc.	31,000	287,045
Sony Corp.	94,862	4,434,083
Sony Financial Holdings, Inc.†	32	126,042
Square Enix Co., Ltd.	1,800	59,841
Stanley Electric Co., Ltd.	5,500	116,475
Sumco Corp.	17,300	381,658
Sumitomo Chemical Co., Ltd.	60,000	413,949
Sumitomo Corp.#	39,400	565,926
Sumitomo Electric Industries, Ltd.	27,487	407,285
Sumitomo Heavy Industries, Ltd.	21,000	166,187
Sumitomo Metal Industries, Ltd.	304,000	1,289,502
Sumitomo Metal Mining Co., Ltd.#	21,341	448,118
Sumitomo Mitsui Financial Group, Inc.#	578	4,158,356
Sumitomo Osaka Cement Co., Ltd.	5,796	11,733
Sumitomo Realty & Development Co., Ltd.	15,000	254,601
Sumitomo Rubber Industries, Ltd.	5,900	45,270
Suruga Bank, Ltd.#	97,000	1,074,770
Suzuken Co., Ltd.	2,400	86,399
Suzuki Motor Corp.#	86,400	2,336,506
T&D Holdings, Inc.	7,409	379,086
Taiheiyo Cement Corp.	33,000	76,022
Taisei Corp.#	36,384	95,930
Taisho Pharmaceutical Co., Ltd.	5,000	101,405
Taiyo Nippon Sanso Corp.#	10,000	89,344
Taiyo Yuden Co., Ltd.#	3,000	32,710
Takara Holdings, Inc.	2,794	16,955
Takashimaya Co., Ltd.#	12,000	132,653
Takeda Pharmaceutical Co., Ltd.	81,800	4,546,987
Takefuji Corp.#	4,010	100,891
TDK Corp.	4,700	328,079
Teijin, Ltd.	34,277	132,575
Terumo Corp.	61,300	3,327,947
The 77 Bank, Ltd.	14,000	82,382
The Bank of Yokohama, Ltd.	385,000	2,486,453
The Chiba Bank, Ltd.	349,000	2,219,990
The Hachijuni Bank, Ltd.	16,000	105,156
The Hiroshima Bank, Ltd.	19,000	93,424
The Joyo Bank, Ltd.	25,723	128,738
The Kansai Electric Power Co., Inc.#	28,500	699,025
The Shizuoka Bank, Ltd.	22,163	233,849
The Sumitomo Trust & Banking Co., Ltd.	48,000	321,524
THK Co., Ltd.	4,600	86,847
TIS, Inc.#	668	12,197
Tobu Railway Co., Ltd.#	31,624	151,311

Toda Corp.#	4,683	20,388
Toho Co., Ltd.#	4,200	97,238
Toho Titanium Co., Ltd.#	1,100	31,146
Tohoku Electric Power Co., Inc.#	15,716	361,140
Tokai Rika Co., Ltd.	2,000	57,491
Tokuyama Corp.#	8,000	59,592
Tokyo Broadcasting System, Inc.	1,400	30,225
Tokyo Electric Power Co., Inc.	45,900	1,180,125
Tokyo Electron, Ltd.	6,500	401,823
Tokyo Gas Co., Ltd.#	84,077	377,276
Tokyo Seimitsu Co., Ltd.	600	11,008
Tokyo Steel Manufacturing Co., Ltd.	3,900	46,668
Tokyo Tatemono Co., Ltd.	10,000	67,558
Tokyu Corp.	42,426	245,523
Tokyu Land Corp.	17,000	114,299
TonenGeneral Sekiyu K.K.	12,000	113,847
Toppan Printing Co., Ltd.	21,477	233,501
Toray Industries, Inc.#	50,992	314,474
Toshiba Corp.#	116,618	875,550
Toshiba Machine Co., Ltd.	85,000	646,628
Tosoh Corp.	18,718	66,140
Toto, Ltd.#	9,771	82,225
Toyo Seikan Kaisha, Ltd.	5,926	103,543
Toyo Suisan Kaisha, Ltd.	3,000	48,806
Toyo Tanso Co., Ltd.#	32,000	2,731,731
Toyoda Gosei Co., Ltd.	2,400	86,969
Toyota Boshoku Corp	77,400	2,665,196
Toyota Industries Corp.	6,700	254,285
Toyota Motor Corp.	193,749	10,544,356
Toyota Tsusho Corp.	87,900	2,223,322
Trend Micro, Inc.	3,500	120,179
Ube Industreis, Ltd.	36,463	111,964
Uni-Charm Corp.	1,500	109,658
UNY Co., Ltd.	7,295	57,793
Urban Corp.#	6,300	40,823
Ushio, Inc.	4,000	83,198
USS Co, Ltd.	710	43,461
Wacoal Corp.#	2,000	30,202
West Japan Railway Co.	65	297,308
Yahoo! Japan Corp.#	562	250,483
Yakult Honsha Co., Ltd.#	3,958	110,738
Yamada Denki Co., Ltd.#	12,210	1,067,391
Yamaha Corp.	6,551	128,716
Yamaha Motor Co., Ltd.	7,100	141,038
Yamaichi Securities Co., Ltd. ADR†#(1)(4)(6)	6,000	0
Yamato Kogyo Co., Ltd.	1,700	71,311
Yamato Transport Co., Ltd.#	14,923	218,421
Yamazaki Baking Co., Ltd.#	3,513	34,059
Yaskawa Electric Corp.	8,000	87,929
Yokogawa Electric Corp.#	7,600	78,791
Zeon Corp.#	7,000	34,036

		185,338,024

Luxembourg - 0.4%

Acergy SA#	6,834	146,585
ArcelorMittal#	41,123	3,112,511
Millicom International Cellular SA SDR†	6,350	696,280
Oriflame Cosmetics SA SDR#	756	50,398
SES FDR	5,288	130,501
Stolt-Nielsen SA	648	15,977

		4,152,252

Netherlands - 2.2%

Aegon NV	161,717	2,414,103
Akzo Nobel NV	9,513	696,622
ASML Holding NV†	58,610	1,415,483
Corio NV	1,412	130,858
Corporate Express NV#	2,545	30,269
European Aeronautic Defense and Space Co. NV#	11,393	299,718
Fugro NV	2,032	153,166
Hagemeyer NV#	10,321	75,478
Heineken Holding NV	63,376	3,223,577
Heineken NV	8,576	483,561
ING Groep NV	65,762	2,190,404
James Hardie Industries NV#	35,354	194,014
Koninklijke Ahold NV†	250,932	3,296,377
Koninklijke DSM NV	14,134	621,234
Koninklijke KPN NV	67,491	1,274,403
Koninklijke Philips Electronics NV	39,996	1,563,085
Oce NV#	10,383	192,582
Qiagen NV†#	3,161	70,080
Randstad Holding NV#	1,835	69,917
Reed Elsevier NV#	21,842	405,090
SBM Offshore NV	4,936	158,960
STMicroelectronics NV#	23,889	286,957
TNT NV	14,055	553,414
TomTom NV†#	7,065	330,427
Unilever NV#	68,917	2,132,459
Vedior NV	6,084	152,338
Wereldhave NV	364	44,042
Wolters Kluwer NV	10,264	265,737

		22,724,355

New Zealand - 0.1%

Auckland International Airport, Ltd.#	73,654	145,271
Contact Energy, Ltd.#	21,601	135,984
Fisher & Paykel Appliances Holdings, Ltd.#	10,079	20,707
Fisher & Paykel Healthcare Corp.	18,972	39,815
Fletcher Building, Ltd.#	37,583	286,343
Kiwi Income Property Trust	25,574	25,255
Sky City Entertainment Group, Ltd.#	34,796	109,768
Sky Network Television, Ltd.	7,170	28,731
Telecom Corp. of New Zealand, Ltd.#	135,433	415,511
Vector, Ltd.#	8,958	13,273

		1,220,658

Norway - 1.1%

Aker Kvaerner ASA	14,110	336,341
DNB NOR ASA	68,344	999,354
DNO ASA†#	13,600	17,576
Marine Harvest†#	92,900	54,846
Norsk Hydro ASA	230,735	3,265,575
Ocean RIG ASA†#	3,200	24,365
Orkla ASA	37,785	468,999
Petroleum Geo-Services ASA†#	50,984	1,222,740
Renewable Energy Corp. AS†#	6,100	148,399
Schibsted ASA#	791	24,812
Statoil ASA	103,007	3,152,683

Storebrand ASA	14,397	111,457
Tandberg ASA	1,942	28,582
Telenor ASA†	39,197	803,511
TGS Nopec Geophysical Co. ASA†#	6,630	97,931
Tomra Systems ASA#	2,758	18,753
Yara International ASA	6,136	342,338

		11,118,262

Portugal - 0.3%

Banco BPI SA	7,955	38,226
Banco Comercial Portugues SA	63,155	182,495
Banco Espirito Santo SA	92,584	1,669,345
Brisa-Auto Estradas de Portugal SA	10,486	157,913
Cimpor Cimentos de Portugal SGPS SA	7,030	58,772
Energias de Portugal SA	70,342	410,570
Jeronimo Martins SGPS SA	3,294	24,185
Portugal Telecom SGPS SA	27,633	352,018
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	8,232	101,802
Sonae Industria SGPS SA†	1,099	7,901
Sonae SGPS SA	27,954	50,769

		3,053,996

Singapore - 1.0%

Allgreen Properties, Ltd.	54,816	49,322
Ascendas Real Estate Investment Trust#	76,000	119,928
CapitaCommercial Trust	74,000	107,301
CapitaLand, Ltd.#	117,000	515,542
CapitaMall Trust	89,000	204,034
City Developments, Ltd.	38,000	319,203
ComfortDelGro Corp., Ltd.	142,000	157,649
Cosco Corp. (Singapore), Ltd.	60,000	169,464
DBS Group Holdings, Ltd.	86,000	1,046,929
Fraser and Neave, Ltd.#	63,730	219,196
Haw Par Corp., Ltd.	4,429	19,870
Jardine Cycle & Carriage, Ltd.	11,059	166,402
Keppel Corp., Ltd.	84,000	632,421
Keppel Land, Ltd.#	27,706	115,203
Neptune Orient Lines, Ltd.#	34,000	74,328
Olam International, Ltd.#	48,000	86,948
Oversea-Chinese Banking Corp.	190,000	1,027,577
Parkway Holdings, Ltd.#	47,000	101,216
SembCorp Industries, Ltd.	68,360	229,459
SembCorp Marine, Ltd.#	62,600	160,356
Singapore Airlines, Ltd.	38,890	421,706
Singapore Exchange, Ltd.#	61,000	353,936
Singapore Land, Ltd.	9,488	47,292
Singapore Petroleum Co., Ltd.	6,943	33,846
Singapore Post, Ltd.	55,000	43,716
Singapore Press Holdings, Ltd.	114,250	356,099
Singapore Technologies Engineering, Ltd.	102,000	246,725
Singapore Telecommunications, Ltd.#	601,860	1,623,788
SMRT Corp, Ltd.	26,000	32,508
United Overseas Bank, Ltd.#	92,000	1,168,350
United Overseas Land, Ltd.	39,700	107,930
Venture Corp., Ltd.	17,000	122,283
Wilmar International, Ltd.†#	32,000	98,716
Wing Tai Holdings, Ltd.	20,000	30,098
Yanlord Land Group#	34,000	60,532

		10,269,873

Spain - 3.7%

Abertis Infraestructuras SA#	32,485	1,025,511
Acciona SA#	5,394	1,368,984
Acerinox SA#	87,020	2,181,622
ACS Actividades de Construccion y Servicios SA#	65,312	3,331,315
Antena 3 de Television SA#	2,953	40,668
Banco Bilbao Vizcaya Argentaria SA	131,168	2,713,993
Banco de Sabadell SA#	17,127	157,687
Banco Popular Espanol SA#	29,767	464,514
Banco Santander Central Hispano SA	390,331	6,976,907
Bankinter SA#	4,859	71,595
Cintra Concesiones de Infraestructuras de Transporte SA#	7,576	120,166
Endesa SA	21,632	1,081,214
Fomento de Construcciones y Contratas SA#	1,600	96,493
Gamesa Corp. Tecnologica SA	5,960	241,954
Gas Natural SDG, SA#	3,918	237,290
Gestevision Telecinco SA#	35,181	748,369
Grupo Ferrovial SA#	2,210	145,494
Iberdrola Renovables†	29,600	181,415
Iberdrola SA	131,075	1,892,000
Iberia Lineas Aereas de Espana SA	16,654	59,888
Indra Sistemas SA#	4,018	111,331
Industria de Diseno Textil SA#	7,636	391,995
Mapfre SA#	19,864	89,558
Promotora de Informaciones SA#	2,677	37,224
Red Electrica de Espana	3,788	235,738
Repsol YPF SA	38,485	1,324,813
Sacyr Vallehermoso SA#	2,988	90,614
Sogecable SA†#	1,686	70,970
Telefonica SA	442,752	12,816,349
Union Fenosa SA#	3,731	245,611
Zardoya Otis SA#	4,032	100,223
Zeltia SA#	2,827	18,700

		38,670,205

Sweden - 2.2%

Alfa Laval AB	10,776	578,980
Assa Abloy AB, Class B#	11,052	197,057
Atlas Copco AB, Class A#	23,406	363,392
Atlas Copco AB, Class B	99,926	1,420,146
Axfood AB#	519	18,120
Billerud AB#	792	8,923
Boliden AB	19,900	228,843
Castellum AB†#	17,516	214,347
D. Carnegie & Co. AB#	1,273	21,749
Electrolux AB, Class B#	17,213	275,183
Elekta AB, Class B	1,539	28,042
Eniro AB#	27,691	208,048
Fabege AB	2,400	26,270
Getinge AB†	17,982	6,926
Getinge AB, Class B#	17,982	457,914
Hennes & Mauritz AB, Class B	16,613	931,790
Hoganas AB#	431	9,208
Holmen AB#	52,369	1,798,432

Husqvarna AB, Class B#	55,213	597,770
Investor AB, Class B	43,800	924,304
Kungsleden AB	104,600	1,239,734
Lundin Petroleum AB†#	8,287	107,782
Modern Times Group AB, Class B#	1,840	119,791
Nobia AB#	2,650	22,479
Nordea Bank AB	72,826	1,094,488
Sandvik AB	33,100	558,534
SAS AB†#	9,181	80,768
Scania AB, Class B	12,524	300,781
Securitas AB, Class B#	11,104	133,335
Securitas Direct AB, Class B†	5,704	24,384
Securitas Systems AB, Class B	5,704	14,658
Skandinaviska Enskilda Banken AB, Class A#	16,327	406,241
Skanska AB, Class B	13,332	256,497
SKF AB, Class B	14,177	260,051
Ssab Svenskt Stal AB, Class A	6,411	178,716
Ssab Svenskt Stal AB, Class B	2,835	71,807
Svenska Cellulosa AB, Class B	19,609	321,511
Svenska Handelsbanken AB, Class A	104,360	2,910,286
Swedbank AB, Class A#	35,600	961,915
Swedish Match AB	9,418	219,516
Tele2 AB, Class B	10,714	188,395
Telefonaktiebolaget LM Ericsson, Class B#	1,693,157	3,645,388
TeliaSonera AB	79,044	632,150
Trelleborg AB#	1,381	24,622
Volvo AB, Class A#	16,565	243,851
Volvo AB Class B	67,445	998,158
Wihlborgs Fastigheter AB	530	11,267

		23,342,549

Switzerland - 6.2%

ABB, Ltd.	125,990	3,143,263
Actelion, Ltd.†#	3,357	175,380
Adecco SA	45,050	2,358,711
Ciba Specialty Chemicals AG#	62,366	2,492,025
Compagnie Financiere Richemont SA	18,270	1,054,813
Credit Suisse Group	74,187	3,643,034
EFG International	3,345	112,753
Geberit AG	1,384	203,495
Givaudan SA	231	231,981
Holcim, Ltd.	7,332	747,013
Julius Baer Holding AG	3,712	274,792
Kudelski SA	83,594	1,094,395
Kuehne & Nagel International AG	1,891	183,598
Kuoni Reisen Holding	50	23,486
Lindt + Spruengli AG	232	773,885
Logitech International SA†	80,530	2,056,147
Lonza Group AG	6,255	824,897
Nestle SA	21,652	10,348,387
Nobel Biocare Holding AG	830	201,437
Novartis AG#	136,518	6,709,762
OC Oerlikon Corp AG†#	223	72,014
Pargesa Holding SA	473	48,249
PSP Swiss Property AG†	778	47,647
Rieter Holding AG	4,485	1,815,001
Roche Holding AG	45,252	8,887,114
Schindler Holding AG†	1,782	121,842
SGS SA#	165	221,732
Sonova Holding AG	24,238	2,302,466
Straumann AG	942	276,758
Sulzer AG	101	116,159
Swatch Group AG	1,794	102,603
Swatch Group AG, Class B	1,109	324,722
Swiss Life Holding†	1,183	296,887
Swiss Reinsurance#	12,300	986,920
Swisscom AG	795	302,365
Syngenta AG	3,642	1,044,424
UBS AG	99,494	3,257,783
Zurich Financial Services AG	23,277	7,295,255

		64,173,195

United Kingdom - 19.8%

3i Group PLC	13,571	220,221
Aggreko PLC	4,489	52,258
Alliance & Leicester PLC	29,791	331,506
AMEC PLC	43,434	662,677
Anglo American PLC	86,275	5,468,885
Antofagasta PLC	53,238	846,870
ARM Holdings PLC#	277,638	494,991
Arriva PLC	126,885	1,703,858
Associated British Foods PLC	6,227	104,077
AstraZeneca PLC	172,798	6,484,817
Aviva PLC	90,855	1,094,033
BAE Systems PLC	467,981	4,453,638
Balfour Beatty PLC	28,959	253,910
Barclays PLC	350,580	3,294,692
Barratt Developments PLC	10,306	82,931
BBA Aviation PLC	7,195	26,098
Berkeley Group Holdings PLC†	32,526	668,357
BG Group PLC	128,590	3,029,415
BHP Billiton PLC	244,021	7,866,643
Biffa PLC	6,118	42,105
Bovis Homes Group PLC	18,733	214,702
BP PLC	1,601,846	17,332,011
British Airways PLC†	36,468	184,474
British American Tobacco PLC	126,960	4,753,107
British Energy Group PLC	125,373	1,404,751
British Land Co. PLC	31,357	590,214
British Sky Broadcasting Group PLC	313,474	3,515,350
Brixton PLC	16,340	105,190
BT Group PLC	283,481	1,266,370
Bunzl PLC	11,473	157,579
Burberry Group PLC	72,289	599,485
Cable & Wireless PLC	217,540	758,971
Cadbury Schweppes PLC	180,184	2,001,744
Carnival PLC	11,659	460,468
Carphone Warehouse PLC#	14,165	85,667
Cattles PLC	6,333	29,129
Centrica PLC	137,740	878,762
Charter PLC†	8,308	135,431
Close Brothers Group PLC	2,318	30,123
Cobham PLC	168,331	605,410
Compass Group PLC	115,704	747,448
Cookson Group PLC	3,709	43,575
CSR PLC†#	11,934	74,933
Daily Mail & General Trust	23,872	220,188
Davis Service Group PLC	42,555	422,740
De La Rue PLC	2,615	46,941
Diageo PLC	91,897	1,876,540

DSG International PLC	64,099	80,034
Electrocomponents PLC	7,601	26,556
Emap PLC	7,552	138,483
Enterprise Inns PLC	27,035	221,591
Experian Group, Ltd.	35,778	300,034
FirstGroup PLC	86,960	997,710
FKI PLC	10,246	14,750
Friends Provident PLC	212,107	557,176
G4S PLC	40,325	174,626
Galiform PLC†	10,517	17,141
GKN PLC	24,650	128,425
GlaxoSmithKline PLC	485,771	10,650,495
Great Portland Estates PLC	3,157	31,127
Hammerson PLC	29,814	649,444
Hays PLC	182,820	395,076
HBOS PLC	370,613	4,393,967
Home Retail Group PLC	84,131	429,064
HSBC Holdings PLC	656,098	9,921,040
ICAP PLC	18,091	224,926
IMI PLC	11,587	88,855
Imperial Tobacco Group PLC	23,709	1,100,719
Inchcape PLC	15,528	119,943
Intercontinental Hotels Group PLC	20,824	317,172
International Power PLC	101,985	765,734
Intertek Group PLC	2,753	48,737
Invensys PLC†	39,207	197,558
Investec PLC	179,063	1,303,593
ITV PLC	136,084	179,754
J Sainsbury PLC	54,857	383,234
Johnson Matthey PLC	7,526	288,985
Kazakhmys PLC	33,530	1,019,090
Kesa Electricals PLC	156,275	659,390
Kingfisher PLC	113,551	292,348
Ladbrokes PLC	21,977	132,583
Land Securities Group PLC#	16,300	507,616
Legal & General Group PLC	1,436,598	3,529,712
Liberty International PLC#	27,817	528,150
Lloyds TSB Group PLC	197,527	1,756,157
LogicaCMG PLC	52,362	96,132
London Stock Exchange Group PLC#	8,569	229,249
Lonmin PLC	2,729	177,653
Man Group PLC, Class B	347,356	3,785,202
Marks & Spencer Group PLC	110,844	882,966
Meggitt PLC	22,919	126,247
Misys PLC	8,801	26,082
Mitchells & Butlers PLC	14,083	123,887
Mondi PLC	229,558	1,765,740
National Express Group PLC	4,541	102,110
National Grid PLC	91,415	1,325,132
Next PLC	7,381	187,075
Old Mutual PLC	808,385	1,994,422
Pearson PLC	28,249	370,558
Persimmon PLC#	10,057	145,619
Premier Farnell PLC	6,368	18,904
Prudential PLC	86,099	1,029,562
Punch Taverns PLC	15,326	194,910
Rank Group PLC	6,814	12,107
Reckitt Benckiser Group PLC	21,223	1,148,277
Reed Elsevier PLC	38,522	483,271
Rentokil Initial PLC	63,481	104,885
Resolution PLC	38,051	521,618
Reuters Group PLC	44,217	523,883
Rexam PLC	22,456	194,999
Rio Tinto PLC	43,967	4,926,741
Rolls-Royce Group PLC†	242,220	2,073,316
Royal & Sun Alliance Insurance Group PLC	112,386	292,379
Royal Bank of Scotland Group PLC	1,064,254	8,021,525
Royal Dutch Shell PLC, Class A#	315,702	11,302,990
Royal Dutch Shell PLC, Class B	258,491	9,097,282
RT Group PLC†(1)(4)(6)	10,000	994
SABMiller PLC	174,884	3,626,544
Sage Group PLC	45,595	177,578
Schroders PLC	3,950	74,474
Scottish & Newcastle PLC	28,101	440,120
Scottish and Southern Energy PLC	120,897	3,542,710
Segro PLC	15,241	155,277
Serco Group PLC	16,927	145,511
Severn Trent PLC	8,204	230,161
Shire PLC	51,522	1,006,541
Signet Group PLC#	59,640	71,683
Smith & Nephew PLC	131,333	1,700,107
Smiths Group PLC	13,515	265,042
SSL International PLC	3,332	32,071
Stagecoach Group PLC	338,666	1,688,315
Standard Chartered PLC	34,123	1,121,755
Standard Life PLC	76,063	328,277
Tate & Lyle PLC	16,922	175,126
Taylor Woodrow PLC	84,624	285,434
Tesco PLC	402,762	3,176,666
The Capita Group	25,462	329,607
Thomas Cook Group PLC	17,083	103,180
Tomkins PLC	30,830	102,936
Travis Perkins PLC	4,066	86,658
Trinity Mirror PLC	5,120	28,707
TUI Travel PLC	19,556	104,267
Tullett Prebon PLC	3,155	31,589
Tullow Oil PLC	25,162	312,560
Unilever PLC	61,325	1,934,736
United Business Media PLC	8,771	92,446
United Utilities PLC	47,870	654,129
Vedanta Resources PLC	2,519	108,254
Vodafone Group PLC	3,578,616	11,485,250
Whitbread PLC	6,874	171,611
William Hill PLC	12,331	91,642
William Morrison Supermarkets PLC	42,267	247,086
Wolseley PLC	23,137	282,425
WPP Group PLC	40,173	471,958
Xstrata PLC	22,106	1,733,990
Yell Group PLC	27,268	117,390

		206,313,810

United States - 0.0%

Synthes, Inc.	2,078	291,149

Total Common Stock (cost $901,801,179)		938,912,755

EXCHANGE TRADED FUNDS - 3.1%
United States - 3.1%

iShares MSCI Australia Index Fund#		77,000	2,043,580
iShares MSCI Hong Kong Index Fund#		40,200	742,494
iShares MSCI Japan Index Fund#		772,200	9,675,666
iShares MSCI Singapore Index Fund		19,200	234,240
Vanguard Intl Equity Index Fund European ETF		280,600	19,052,740

			31,748,720

Total Exchange Traded Funds (cost $31,617,984)			31,748,720

PREFERRED STOCK - 0.3%
Germany - 0.2%

Bayerische Motoren Werke AG		2,028	93,709
Fresenius AG		3,383	284,424
Henkel KGaA		6,235	275,887
Porsche AG		307	523,249
ProSiebenSat.1Media AG		9,991	215,305
RWE AG		1,364	135,801
Volkswagen AG		3,684	510,538

			2,038,913

Italy - 0.1%

IFI - Istituto Finanziario Industriale SpA†		2,015	56,534
Unipol Gruppo Finanziario SpA		158,580	417,404

			473,938

Total Preferred Stock (cost $2,093,270)			2,512,851

RIGHTS - 0.0%
France - 0.0%

Societe Generale†#		13,055	114,755
Japan - 0.0%

Dowa Mining Co., Ltd. Expires 01/29/10†		14,000	5,020

Total Rights ($0.00)			119,775
FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	15,030
National Grid Gas Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	10,698
National Grid Gas Holdings PLC Bonds 7.18% due 12/14/09	GBP	5,000	10,034

			35,762

Total Foreign Corporate Bonds & Notes (cost $22,740)			35,762

Total Long-Term Investment Securities (cost $935,535,173)			973,329,863

SHORT-TERM INVESTMENT SECURITIES - 12.7%
Collective Investment Pool - 11.2%

Securities Lending Quality Trust(2)		116,432,468	116,432,468

U.S. Government Treasuries - 0.2%

United States Treasury Bills 1.96% due 03/27/08(5)		2,780,000	2,776,065

Time Deposit - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 03/03/08		$8,433,000	8,433,000
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 03/03/08		4,581,000	4,581,000
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 03/03/08		202,000	202,000

			13,216,000

Total Short-Term Investment Securities (cost $132,424,533)			132,424,533

REPURCHASE AGREEMENT - 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $37,153,708 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 2.92% due 03/04/09 and having an approximate value of $38,260,644 (cost $37,146,000)		37,146,000	37,146,000

Total Repurchase Agreements (cost $37,146,000)			37,146,000

TOTAL INVESTMENTS - (cost $1,105,105,706)(3)		109.9%	1,142,900,396
Liabilities in excess of other assets		(9.9)	(102,626,200)

NET ASSETS -		100.0%	$1,040,274,196

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC	04/02/01	10,000	$56,191	$994	$0.10	0.00%
Yamaichi Securities Co., Ltd. ADR	08/04/93	6,000	$478,650	0	0.00	0.00

				$994		0.00%

(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	A substantial number of the Funds’s holdings were valued using fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $1,006,722,761 representing 96.8% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(4)	Fair valued security (see Note 1).
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futues contracts.
(6)	Illiquid

ADR  - American Depository Receipt

SDR   - Swedish Depository Receipt

VVPR - Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
12 Long	MSCI Singapore Index	March 2008	658,864	641,136	(17,728)
6 Long	Hang Seng Index	March 2008	910,253	933,464	23,211
43 Long	OMXS 30 Index	March 2008	679,560	674,543	(5,017)
2 Long	IBEX 35 Index	March 2008	395,033	400,877	5,844
10 Long	CAC 40 10 Euro Index	March 2008	719,789	728,213	8,424
2 Long	Amsterdam Index	March 2008	263,902	271,704	7,802
2 Long	S&P/MIB Index	March 2008	581,925	511,031	(70,894)
2 Long	DAX Index	March 2008	599,096	512,177	(86,919)
730 Long	MSCI Pan Euro Index	March 2008	34,436,257	30,068,081	(4,368,176)
13 Long	FTSE 100 Index	March 2008	1,637,276	1,508,132	(129,144)
24 Long	SPI 200 Index	March 2008	3,499,519	3,122,406	(377,113)
67 Long	Topix Index	March 2008	9,997,974	8,498,888	(1,499,086)
14 Long	Nikkei 225 Index	March 2008	1,119,000	931,350	(187,650)

					$(6,696,446)

Industry Allocation*
Banks-Commercial	12.6%
Collective Investment Pool	11.2
Oil Companies-Integrated	6.5
Medical-Drugs	5.1
Electric-Integrated	3.9
Telephone-Integrated	3.6
Repurchase Agreements	3.6
Auto-Cars/Light Trucks	3.1
Index Fund	3.1
Insurance-Multi-line	2.9
Diversified Minerals	2.5
Food-Misc.	2.1
Chemicals-Diversified	1.7
Steel-Producers	1.4
Cellular Telecom	1.3
Food-Retail	1.3
Time Deposits	1.3
Brewery	1.2
Wireless Equipment	1.2
Import/Export	1.2
Real Estate Operations & Development	1.1
Tobacco	1.1
Diversified Manufacturing Operations	1.0
Auto/Truck Parts & Equipment-Original	1.0
Insurance-Life/Health	1.0
Finance-Investment Banker/Broker	1.0
Transport-Marine	1.0
Metal-Diversified	0.9
Medical Products	0.8
Finance-Other Services	0.8
Audio/Video Products	0.8
Aerospace/Defense	0.8
Transport-Services	0.8
Engineering/R&D Services	0.7
Toys	0.7
Building-Heavy Construction	0.7
Machinery-General Industrial	0.6
Enterprise Software/Service	0.6
Transport-Rail	0.6
Real Estate Management/Services	0.6
Gas-Distribution	0.6
Photo Equipment & Supplies	0.6
Paper & Related Products	0.6
Cosmetics & Toiletries	0.5
Building Products-Cement	0.5
Television	0.5
Building & Construction-Misc.	0.5
Electronic Components-Misc.	0.5
Diversified Operations	0.5
Real Estate Investment Trusts	0.5
Telecom Services	0.5
Insurance-Reinsurance	0.4
Machinery-Electrical	0.4
Multimedia	0.4
Insurance-Property/Casualty	0.4
Diversified Financial Services	0.4
Electric Products-Misc.	0.4
Machinery-Construction & Mining	0.4
Soap & Cleaning Preparation	0.4
Metal Processors & Fabrication	0.4
Optical Supplies	0.4
Chemicals-Specialty	0.4
Oil Companies-Exploration & Production	0.4
Machinery-Material Handling	0.4
Building & Construction Products-Misc.	0.4
Miscellaneous Manufacturing	0.3
Electronic Components-Semiconductors	0.3
Unknown	0.3
Athletic Footwear	0.3
Human Resources	0.3
Retail-Apparel/Shoe	0.3
U.S. Government Treasuries	0.3
Office Automation & Equipment	0.3
Beverages-Non-alcoholic	0.3
Beverages-Wine/Spirits	0.3
Oil-Field Services	0.2
Distribution/Wholesale	0.2
Retail-Major Department Stores	0.2
Rubber-Tires	0.2
Public Thoroughfares	0.2
Computers-Periphery Equipment	0.2
Mining	0.2
Property Trust	0.2
Building-Residential/Commercial	0.2
Water	0.2
Airlines	0.2
Semiconductor Equipment	0.2
Building Products-Air & Heating	0.2
Telecommunication Equipment	0.2
Retail-Consumer Electronics	0.2
Retail-Jewelry	0.2
Diversified Operations/Commercial Services	0.2
Electric-Distribution	0.2
Investment Companies	0.2
Electric-Generation	0.2
Entertainment Software	0.2
Agricultural Chemicals	0.1
Industrial Gases	0.1
Hotels/Motels	0.1
Gambling (Non-Hotel)	0.1
Water Treatment Systems	0.1
Apparel Manufacturers	0.1
Retail-Misc./Diversified	0.1
Computer Services	0.1
Oil Refining & Marketing	0.1
Power Converter/Supply Equipment	0.1
Food-Dairy Products	0.1
Publishing-Books	0.1
Metal-Copper	0.1
Specified Purpose Acquisitions	0.1
Aerospace/Defense-Equipment	0.1
Publishing-Newspapers	0.1
Food-Catering	0.1
Publishing-Periodicals	0.1
Textile-Products	0.1
Wire & Cable Products	0.1
Printing-Commercial	0.1
Machine Tools & Related Products	0.1
Office Supplies & Forms	0.1
Computers-Integrated Systems	0.1
Machinery-Print Trade	0.1
Retail-Perfume & Cosmetics	0.1
Consumer Products-Misc.	0.1
Dialysis Centers	0.1
Energy-Alternate Sources	0.1
Filtration/Separation Products	0.1
Electronic Measurement Instruments	0.1
Building Products-Doors & Windows	0.1
Finance-Leasing Companies	0.1
Retail-Pubs	0.1
Transport-Truck	0.1
Metal-Aluminum	0.1
Medical Instruments	0.1
Airport Development/Maintenance	0.1
Casino Hotels	0.1

109.9%

*	Calculated as a percentage of net assets

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 - (unaudited)

Security Description		Principal Amount(4)	Market Value (Note 1)
CORPORATE BONDS & NOTES - 11.0%
Austria - 0.3%

Royal Bank of Canada Bonds
4.50% due 11/05/12	EUR	350,000	$539,908

France - 0.5%

BNP Paribas SA Bonds
4.50% due 10/16/09	EUR	250,000	382,941
Compagnie de Financement Foncier Bonds
3.88% due 02/11/11	EUR	250,000	379,761

			762,702

Germany - 0.9%

Citibank Global Markets Deutschland for Severstal Notes
8.63% due 02/24/09		380,000	389,880
Deutsche Bank AG Senior Notes
5.38% due 10/12/12		500,000	524,719
IKB Deutsche Industriebank AG Senior Notes
4.70% due 05/23/08(1)	EUR	300,000	452,529

			1,367,128

Luxembourg - 1.6%

Coca Cola Enterprises, Inc. Company Guar. Notes
3.13% due 12/15/08	EUR	350,000	525,891
Mobile Telesystems Finance SA Company Guar. Sr. Notes
8.38% due 10/14/10		500,000	522,300
TNK-BP Finance SA Company Guar. Notes
6.13% due 03/20/12		480,000	461,760
TNK-BP Finance SA Company Guar. Notes
6.88% due 07/18/11		130,000	130,221
TNK-BP Finance SA Company Guar. Notes
7.88% due 03/13/18		460,000	449,098
TNK-BP Finance SA Company Guar. Notes
7.88% due 03/13/18*		445,000	432,228

			2,521,498

Netherlands - 0.9%

ASML Holdings NV Senior Bonds
5.75% due 06/13/17	EUR	300,000	386,628
Metro Finance BV Notes
4.75% due 05/29/12	EUR	300,000	452,504
Siemens Financieringsmaatschappij NV Notes
6.13% due 08/17/26*		550,000	543,636

			1,382,768

Singapore - 0.6%

PSA International Pte, Ltd. Senior Bonds
5.75% due 06/29/11*		860,000	925,435

United Kingdom - 1.2%

BAE Systems PLC Bonds
11.88% due 12/29/08	GBP	320,000	666,068
British Telecom PLC Notes
6.38% due 06/23/37	GBP	150,000	276,880

Credit Suisse First Boston International for City of Kiev Ukraine Bonds
8.00% due 11/06/15		570,000	557,061
Glaxosmithkline Capital PLC Senior Notes
5.25% due 04/10/42	GBP	250,000	430,350

			1,930,359

United States - 5.0%

Abbott Laboratories Notes
5.15% due 11/30/12		150,000	160,096
American Express Credit Corp. Senior Notes
1.65% due 11/01/11	JPY	50,000,000	490,801
BAE Systems Holdings, Inc. Notes
5.20% due 08/15/15*		500,000	499,545
CIT Group, Inc. Senior Notes
4.25% due 03/17/15	EUR	400,000	429,686
Credit Suisse/New York NY Sub. Notes
5.75% due 02/15/18		250,000	255,106
EEB International, Ltd. Company Guar. Notes
8.75% due 10/31/14*		230,000	241,224
Federal Home Loan Bank Bonds
3.63% due 12/17/10		250,000	256,144
General Electric Capital Corp. Sub. Notes
4.13% due 09/19/35	EUR	600,000	693,654
General Electric Co. Notes
5.25% due 12/06/17		250,000	250,912
Goldman Sachs Group ,Inc. Notes
5.38% due 02/15/13	EUR	300,000	453,607
Lehman Brothers Holdings, Inc. Notes
5.63% due 01/24/13		500,000	500,448
PepsiCo, Inc. Notes
4.65% due 02/15/13		250,000	262,099
Procter & Gamble Co. Bonds
5.13% due 10/24/17	EUR	290,000	447,084
Procter & Gamble Co. Senior Notes
2.00% due 06/21/10	JPY	200,000,000	1,971,693
Prudential Financial, Inc Notes
5.15% due 01/15/13		472,000	481,728
Schering-Plough Corp. Notes
5.00% due 10/01/10	EUR	300,000	458,904

			7,852,731

Total Corporate Bonds & Notes (cost $16,708,197)			17,282,529

GOVERNMENT AGENCIES - 70.3%
Argentina - 1.1%

Republic of Argentina Notes
1.33% due 12/31/38(2)		2,557,134	984,752
Republic of Argentina Notes
8.28% due 12/31/33		818,324	720,943

			1,705,695

Australia - 1.0%

Government of Australia Bonds
6.50% due 05/15/13	AUD	200,000	187,879
Queensland Treasury Corp. Local Government Guar. Bonds
6.00% due 07/14/09	AUD	1,570,000	1,439,314

			1,627,193

Austria - 2.2%

Republic of Austria Notes
3.50% due 09/15/21*	EUR	300,000	419,333
Republic of Austria Bonds
4.15% due 03/15/37*	EUR	245,000	348,131
Republic of Austria Bonds
4.65% due 01/15/18	EUR	1,380,000	2,207,846
Republic of Austria Bonds
6.25% due 07/15/27	EUR	235,000	437,573

			3,412,883

Belgium - 3.3%

Kingdom of Belgium Bonds
4.00% due 03/28/17	EUR	2,445,000	3,686,935
Kingdom of Belgium Bonds
4.25% due 09/28/14	EUR	340,000	532,869
Kingdom of Belgium Bonds
5.00% due 03/28/35	EUR	645,000	1,028,178

			5,247,982

Brazil - 7.3%

Federal Republic of Brazil Bonds
6.00% due 01/17/17		1,790,000	1,834,750
Federal Republic of Brazil Bonds
7.13% due 01/20/37		1,020,000	1,100,580
Federal Republic of Brazil Notes
8.00% due 01/15/18		1,500,000	1,698,750
Federal Republic of Brazil Bonds
8.25% due 01/20/34		810,000	978,075
Federal Republic of Brazil Notes
8.75% due 02/04/25		1,020,000	1,264,800
Federal Republic of Brazil Bonds
8.88% due 10/14/19		740,000	921,300
Federal Republic of Brazil Notes
8.88% due 04/15/24		275,000	343,750
Federal Republic of Brazil Notes
11.00% due 08/17/40		2,070,000	2,783,115
Federal Republic of Brazil Bonds
12.50% due 01/05/16	BRL	910,000	577,124

			11,502,244

Canada - 1.2%

Government of Canada Bonds
5.25% due 06/01/13	CAD	820,000	912,735
Government of Canada Bonds
8.00% due 06/01/23	CAD	630,000	931,869

			1,844,604

Colombia - 2.3%

Republic of Colombia Bonds
7.38% due 09/18/37		1,880,000	1,999,380
Republic of Columbia Bonds
8.13% due 05/21/24		260,000	299,000
Republic of Colombia Bonds
12.00% due 10/22/15	COP	2,245,000,000	1,299,403

			3,597,783

Denmark - 1.9%

Kingdom of Denmark Bonds
4.00% due 11/15/15	DKK	14,200,000	2,920,951

Ecuador - 0.1%

Republic of Ecuador Bonds
10.00% due 08/15/30(2)		170,000	166,600

France - 0.6%

Government of France Bonds
3.00% due 10/25/15	EUR	325,000	468,892
Government of France Notes
3.75% due 01/12/12	EUR	295,000	453,605
Government of France Bonds
5.50% due 04/25/29	EUR	347	595

			923,092

Germany - 9.1%

Federal Republic of Germany Bonds
3.75% due 01/04/17	EUR	300,000	452,658
Federal Republic of Germany Bonds
4.00% due 01/04/18	EUR	1,675,000	2,564,823
Federal Republic of Germany Bonds
4.25% due 01/04/14	EUR	2,695,000	4,255,810
Federal Republic of Germany Bonds
4.25% due 07/04/14	EUR	1,630,000	2,573,941
Federal Republic of Germany Bonds
4.25% due 07/04/39	EUR	610,000	895,632
Federal Republic of Germany Bonds
4.50% due 01/04/13	EUR	1,125,000	1,794,767
Federal Republic of Germany Bonds
5.00% due 07/04/11	EUR	1,125,000	1,799,311

			14,336,942

Greece - 0.5%

Republic of Greece Bonds
6.00% due 05/19/10	EUR	455,000	727,265

Hungary - 0.3%

Government of Hungary Bonds
6.25% due 08/24/10	HUF	103,000,000	557,535

Indonesia - 1.4%

Republic of Indonesia Bonds
6.63% due 02/17/37		1,090,000	1,021,267
Republic of Indonesia Bonds
6.88% due 01/17/18*		350,000	364,000
Republic of Indonesia Bonds
7.50% due 01/15/16		370,000	401,363
Republic of Indonesia Notes
8.50% due 10/12/35		420,000	481,431

			2,268,061

Japan - 16.3%

Government of Japan Bonds
0.80% due 03/20/13	JPY	350,000,000	3,360,115
Government of Japan Bonds
1.10% due 03/20/11	JPY	265,000,000	2,583,389
Government of Japan Bonds
1.30% due 06/20/12	JPY	150,000,000	1,475,052
Government of Japan Bonds
1.40% due 12/20/14	JPY	70,000,000	690,782
Government of Japan Bonds
1.40% due 12/20/15	JPY	541,850,000	5,331,003
Government of Japan Bonds
1.70% due 09/20/17	JPY	100,000,000	994,463
Government of Japan Bonds
1.90% due 12/20/10	JPY	296,500,000	2,952,599
Government of Japan Bonds
2.00% due 03/20/09	JPY	295,000,000	2,881,743
Government of Japan Bonds
2.00% due 03/20/25	JPY	470,700,000	4,610,962
Government of Japan Bonds
5.00% due 09/21/09	JPY	62,900,000	646,103

			25,526,211

Mexico - 3.5%

United Mexican States Notes
5.63% due 01/15/17		2,490,000	2,593,335
United Mexican States Notes
6.05% due 01/11/40		760,000	750,500
United Mexican States Notes
6.75% due 09/27/34		1,173,000	1,289,127
United Mexican States Bonds
7.50% due 04/08/33		440,000	524,700
United Mexican States Bonds
8.30% due 08/15/31		240,000	309,600

			5,467,262

Norway - 1.8%

Kingdom of Norway Bonds
5.50% due 05/15/09	NOK	14,900,000	2,872,443

Pakistan - 0.2%

Republic of Pakistan Bonds
6.88% due 06/01/17*		289,000	245,650

Panama - 0.4%

Republic of Panama Bonds
6.70% due 01/26/36		580,000	582,900

Peru - 0.9%
Republic of Peru Notes
7.35% due 07/21/25		905,000	1,013,600
Republic of Peru Bonds
8.75% due 11/21/33		280,000	363,300

			1,376,900

Philippines - 2.1%
Republic of Philippines Bonds
7.75% due 01/14/31		1,120,000	1,239,000
Republic of Philippines Notes
8.00% due 01/15/16		470,000	531,100
Republic of Philippines Notes
8.88% due 03/17/15		730,000	855,013
Republic of Philippines Senior Notes
9.50% due 02/02/30		530,000	689,636

			3,314,749

Poland - 0.5%
Republic of Poland Bonds
4.25% due 05/24/11	PLN	1,825,000	741,118

Russia - 3.1%
Russian Federation Bonds
7.50% due 03/31/30(2)		4,227,300	4,831,381

South Africa - 0.3%
Republic of South Africa Bonds
5.88% due 05/30/22		530,000	519,975

Spain - 1.3%
Kingdom of Spain
4.10% due 07/30/18	EUR	650,000	982,318
Kingdom of Spain Bonds
5.75% due 07/30/32	EUR	615,000	1,085,010

			2,067,328

Sweden - 0.4%
Kingdom of Sweden Bonds
4.50% due 08/12/15	SEK	4,260,000	716,713

Switzerland - 0.4%
Government of Switzerland Bonds
3.50% due 08/07/10	CHF	600,000	589,855

Turkey - 3.4%
Republic of Turkey Notes
6.88% due 03/17/36		570,000	525,825
Republic of Turkey Notes
7.00% due 06/05/20		1,020,000	1,031,475
Republic of Turkey Notes
7.25% due 03/15/15		1,010,000	1,071,862
Republic of Turkey
7.25% due 03/05/38		580,000	563,183
Republic of Turkey Notes
8.00% due 02/14/34		240,000	255,300
Republic of Turkey Notes
9.50% due 01/15/14		700,000	821,660
Republic of Turkey Senior Notes
11.88% due 01/15/30		730,000	1,105,001

			5,374,306

Ukrainian SSR - 0.5%
Ukrainian Soviet Socialist Republic Senior Notes
6.58% due 11/21/16		260,000	257,140
Ukrainian Soviet Socialist Republic Bonds
6.75% due 11/14/17*		510,000	504,053

			761,193

Uruguay - 1.2%
Republic of Uruguay Notes
7.63% due 03/21/36		510,000	524,025
Republic of Uruguay Bonds
8.00% due 11/18/22		1,260,000	1,360,800

			1,884,825

Venezuela - 1.7%
Republic of Venezuela Bonds
5.75% due 02/26/16		380,000	312,550
Republic of Venezuela Bonds
6.00% due 12/09/20		200,000	153,200
Republic of Venezuela Bonds
7.00% due 12/01/18		260,000	227,203
Republic of Venezuela Notes
8.50% due 10/08/14		290,000	279,850
Republic of Venezuela Bonds
9.25% due 09/15/27		1,130,000	1,113,050
Republic of Venezuela Bonds
9.38% due 01/13/34		550,000	536,800

			2,622,653

Total Government Agencies (cost $103,961,373)			110,334,292

GOVERNMENT TREASURIES - 11.5%
Italy - 1.1%
Republic of Italy Bonds
5.00% due 02/01/12	EUR	370,000	589,942
Republic of Italy Bonds
9.00% due 11/01/23	EUR	532,912	1,197,785

			1,787,727

United Kingdom - 2.4%
Government of United Kingdom Bonds
4.00% due 09/07/16	GBP	250,000	481,819
Government of United Kingdom Bonds
4.25% due 03/07/11	GBP	150,000	299,196
Government of United Kingdom Bonds
4.25% due 03/07/36	GBP	445,000	863,988
Government of United Kingdom Bonds
5.75% due 12/07/09	GBP	250	511
Government of United Kingdom Bonds
8.00% due 06/07/21	GBP	778,000	2,067,982

			3,713,496

United States - 8.0%
United States Treasury Bonds
2.13% due 01/31/10		2,300,000	2,320,843
4.38% due 02/15/38		500,000	496,211
4.88% due 07/31/11		300,000	328,242
6.00% due 02/15/26		200,000	241,469
6.25% due 08/15/23		900,000	1,106,367
6.50% due 11/15/26		130,000	165,801
United States Treasury Notes
2.00% due 02/28/10		970,000	976,820
3.25% due 12/31/09		800,000	823,062
3.88% due 10/31/12		860,000	913,683
4.13% due 05/15/15		350,000	372,695
4.25% due 08/15/14		240,000	259,125
4.25% due 11/15/17		510,000	539,126
4.50% due 05/15/10		150,000	159,305
4.50% due 11/15/15		1,650,000	1,794,246
4.50% due 02/15/16		940,000	1,020,488
4.75% due 05/15/14		100,000	110,930
4.88% due 05/31/08		484,000	487,479
4.88% due 06/30/12		330,000	364,031
4.88% due 08/15/16		100,000	110,828

			12,590,751

Total Government Treasuries (cost $16,884,279)			18,091,974

SUPRANATIONAL - 0.3%
European Investment Bank
Bonds
3.25% due 02/15/11
(cost $498,905)		500,000	515,159

Total Long-Term Investment Securities (cost $138,052,754)			146,223,954

REPURCHASE AGREEMENT - 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $8,031,666 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.99% due 04/03/09 and having an approximate value of $8,191,125. (cost $8,030,000)		8,030,000	8,030,000

TOTAL INVESTMENTS - (cost $146,082,754) (3)		98.2%	154,253,954
Other assets less liabilities		1.8	2,754,760

NET ASSETS -		100.0%	$157,008,714

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $4,523,235 representing 2.90% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the current rate.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
GBP 240,000	USD	475,502	05/07/2008	924
CAD 650,000	JPY	69,085,900	05/07/2008	8,162
*EUR 1,252,487	SEK	11,740,000	05/07/2008	1,022

				$10,108

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Depreciation
*USD 466,480	AUD	500,000	05/07/2008	(4,831)
*AUD 440,075	USD	500,000	05/07/2008	(21,574)
USD 493,952	EUR	340,000	05/07/2008	21,025
EUR 940,000	USD	1,383,220	05/07/2008	(40,541)
GBP 470,000	USD	929,237	05/07/2008	(146)
NOK 5,000,000	EUR	618,888	05/07/2008	(16,465)
*SEK 11,740,000	EUR	1,241,999	05/07/2008	(16,907)

				(79,439)

Net Unrealized Appreciation (Depreciation)				$(69,331)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazillian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
COP	—	Colombian Peso	PLN	—	Polish Zloty
DKK	—	Danish Krone	SEK	—	Swedish Krona
EGP	—	Egyptian Pound	USD	—	United States Dollar
EUR	—	Euro Dollar	ZAR	—	South African Rad
GBP	—	British Pound

Industry Allocation*
Sovereign	74.1%
Repurchase Agreements	5.1
United States Treasury Notes	5.1
United States Treasury Bonds	3.0
Cosmetics & Toiletries	1.5
Diversified Financial Services	1.4
Finance-Investment Banker/Broker	0.9
Medical-Drugs	0.7
Transport-Marine	0.6
Diversified Manufacturing Operations	0.5
Beverages-Non-alcoholic	0.5
Aerospace/Defense	0.4
Banks-Commercial	0.3
Banks-Money Center	0.3
Cellular Telecom	0.3
SupraNational	0.3
Special Purpose Entities	0.3
Finance-Credit Card	0.3
Insurance-Life/Health	0.3
Banks-Special Purpose	0.3
Food-Retail	0.3
Finance-Commercial	0.3
Steel-Producers	0.2
Semiconductor Equipment	0.2
Banks-Mortgage	0.2
Telephone-Integrated	0.2
Sovereign Agency	0.2
Commercial Services-Finance	0.2
Electric-Transmission	0.2

98.2%

*	Calculated as a percentage of net assets

VALIC COMPANY I INTERNATIONAL GROWTH I FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK - 95.3%
Australia - 3.6%

Babcock & Brown, Ltd.#	24,790	$390,293
BHP Billiton, Ltd.#	188,134	6,879,502
Boart Longyear Group	615,569	1,150,709
CSL, Ltd.	134,730	4,521,990
Oxiana, Ltd.#	245,050	879,644
QBE Insurance Group, Ltd.	151,811	3,132,304
Rio Tinto, Ltd.#	37,730	4,703,068
Westpac Banking Corp.	42,510	907,108
WorleyParsons, Ltd.	19,260	658,242

		23,222,860

Austria - 0.4%

Erste Bank der Oesterreichischen Sparkassen AG	44,360	2,562,436

Belgium - 1.7%

InBev NV	36,360	3,275,245
KBC Groep NV	45,996	5,762,158
Umicore	39,780	2,024,569

		11,061,972

Bermuda - 1.2%

Esprit Holdings, Ltd.#	415,700	5,166,386
Li & Fung, Ltd.#	641,400	2,305,671

		7,472,057

Brazil - 0.5%

Bolsa de Mercadorias E Futuros	66,600	710,069
Redecard SA	114,000	1,752,705
Unibanco-Uniao de Bancos Brasileiros SA	61,200	828,739

		3,291,513

Canada - 3.2%

Canadian National Railway Co. (New York)	65,410	3,452,340
Canadian National Railway Co. (Toronto)	24,636	1,302,823
Canadian Natural Resources, Ltd.	19,530	1,463,584
EnCana Corp.	34,640	2,639,915
Manulife Financial Corp.#	34,503	1,337,703
Potash Corp. of Saskatchewan, Inc.	12,800	2,034,995
Research In Motion, Ltd.†#	27,750	2,880,450
Shoppers Drug Mart Corp.#	33,011	1,687,359
Suncor Energy, Inc.	36,749	3,789,712

		20,588,881

Cayman Islands - 0.1%

Agile Property Holdings, Ltd.#	566,000	784,671
Alibaba.com, Ltd.†#	14,395	33,641

		818,312

China - 0.4%

China Merchants Bank Co., Ltd.#	728,000	2,491,434

Czech Republic - 0.6%

CEZ AS	55,130	4,085,815

Denmark - 1.7%

Novo-Nordisk A/S	121,388	8,310,630
Vestas Wind Systems A/S†	28,990	2,956,317

		11,266,947

Finland - 1.1%

Kone Oyj, Class B	43,520	1,524,549
Nokia Oyj	152,325	5,479,012

		7,003,561

France - 10.5%

Air Liquide#	18,988	2,693,937
Alstom	21,870	4,584,769
AXA SA#	212,817	7,175,920
BNP Paribas SA#	26,003	2,335,861
Cap Gemini SA#	24,381	1,338,700
Gaz de France SA	33,880	1,943,894
Groupe Danone	21,650	1,701,542
Legrand SA	67,650	2,137,937
LVMH Moet Henessy Louis Vuitton SA#	55,770	5,738,843
Pernod Ricard SA#	22,772	2,423,435
PPR#	11,460	1,565,981
Renault SA	10,848	1,157,505
Schneider Electric SA#	57,505	6,539,912
Societe Generale#	13,789	1,477,375
Societe Television Francaise 1#	18,149	429,856
Suez SA(Paris)	72,350	4,594,703
Total SA	154,146	11,639,802
UbiSoft Entertainment SA†	16,876	1,413,986
Veolia Environnement	26,080	2,321,280
Vinci SA#	44,180	3,046,460
Vivendi Universal SA#	29,910	1,181,056

		67,442,754

Germany - 10.2%

BASF AG#	12,880	1,631,258
Bayer AG#	79,198	6,030,477
Bayerische Motoren Werke AG	31,710	1,735,835
Commerzbank AG	42,208	1,261,497
Continental AG	28,394	2,768,120
DaimlerChrysler AG#	32,585	2,739,778
Deutsche Boerse AG#	40,964	6,397,850
E.ON AG	15,610	2,933,244
Fresenius Medical Care AG#	63,876	3,353,048
GEA Group AG†	78,662	2,569,593
Hochtief AG	23,703	2,586,495
K+S AG	15,240	4,358,720
Linde AG	63,610	8,432,486
MAN AG#	16,319	2,112,872
Merck KGaA	38,382	4,765,315
Metro AG	27,040	2,260,158
Puma AG Rudolf Dassler Sport	5,812	2,055,967
Q-Cells AG†#	24,030	1,913,947
SAP AG#	27,750	1,321,351
Siemens AG	36,172	4,617,128

		65,845,139

Greece - 1.1%

Coca-Cola Hellenic Bottling Co. SA	38,120	1,676,801
National Bank of Greece SA	84,396	4,591,400
OPAP SA	34,670	1,133,887

		7,402,088

Hong Kong - 1.2%

China Mobile, Ltd.	238,000	3,580,956
Hang Seng Bank, Ltd.#	99,200	1,876,547

Hutchison Whampoa, Ltd.	214,000	2,002,191

		7,459,694

Hungary - 0.1%

OTP Bank Nyrt.	10,529	424,285

India - 0.5%

Infosys Technologies, Ltd. ADR#	50,109	1,950,242
Satyam Computer Services, Ltd. ADR#	44,360	1,108,113

		3,058,355

Indonesia - 0.4%

PT Astra International Tbk	331,000	994,247
PT Telekomunikasi Indonesia Tbk	1,354,500	1,438,568

		2,432,815

Ireland - 0.7%

Anglo Irish Bank Corp. PLC (London)	32,500	459,443
Anglo Irish Bank Corp. PLC (Dublin)	112,189	1,585,064
CRH PLC (Dublin)	32,376	1,204,011
CRH, PLC (Virt-x)	6,243	229,966
Kingspan Group PLC	64,400	872,969

		4,351,453

Israel - 0.5%

Teva Pharmaceutical Industries, Ltd. ADR#	68,126	3,342,943

Italy - 2.3%

Eni SpA	103,162	3,566,614
Fiat SpA	50,120	1,051,847
Finmeccanica SpA	111,913	3,439,398
Intesa Sanpaolo SpA	207,213	1,387,966
Saipem SpA	140,413	5,720,758

		15,166,583

Japan - 13.2%

Aeon Credit Service Co., Ltd.#	64,700	939,622
Asahi Glass Co., Ltd.#	63,000	718,315
Bridgestone Corp.	65,600	1,074,435
Canon, Inc.	153,100	6,852,568
Daikin Industries, Ltd.	46,300	2,071,500
Denso Corp.	48,700	1,819,793
East Japan Railway Co.	130	1,043,042
Fanuc, Ltd.	56,800	5,283,052
Hirose Electric Co., Ltd.#	10,800	1,145,732
Hoya Corp.#	79,600	2,023,850
Ibiden Co., Ltd.	37,700	1,801,996
Inpex Holdings, Inc.	234	2,615,013
Isuzu Motors, Ltd.	121,000	551,359
Japan Tobacco, Inc.	310	1,562,321
Kao Corp.	163,000	5,026,243
Keyence Corp.	7,700	1,788,402
Kobe Steel, Ltd.	238,000	739,722
Komatsu, Ltd.#	72,400	1,839,733
Kuraray Co., Ltd.	121,000	1,439,905
Kurita Water Industries, Ltd.	35,700	1,127,048
Makita Corp.	24,700	871,194
Marubeni Corp.	264,000	1,992,313
Mitsubishi Electric Corp.	124,000	1,132,818
Mitsui O.S.K. Lines, Ltd.	162,000	2,105,155
NGK Insulators, Ltd.	62,000	1,406,067
Nintendo Co., Ltd.	11,200	5,560,981
Nomura Holdings, Inc.	108,700	1,702,678
Omron Corp.	48,900	1,088,660
ORIX Corp.	3,700	549,814
Ricoh Co., Ltd.	123,000	1,976,223
Shin-Etsu Chemical Co., Ltd.	28,700	1,551,054
Sony Corp.	32,900	1,537,827
Sony Financial Holdings, Inc.†	602	2,371,168
Sumitomo Metal Industries, Ltd.	214,000	907,741
Sumitomo Realty & Development Co., Ltd.	118,000	2,002,864
Suzuki Motor Corp.#	69,600	1,882,186
Terumo Corp.	38,200	2,073,859
The Shizuoka Bank, Ltd.	42,000	443,155
Tokyo Gas Co., Ltd.#	252,000	1,130,790
Toyota Motor Corp.	171,150	9,314,456
Uni-Charm Corp.	9,100	665,257
Yamada Denki Co., Ltd.#	11,320	989,588
Yamato Transport Co., Ltd.#	30,000	439,096

		85,158,595

Luxembourg - 0.8%

Millicom International Cellular SA†#	21,700	2,397,850
SES FDR	106,443	2,626,868

		5,024,718

Mexico - 1.1%

America Movil SAB de CV, Series L ADR	69,032	4,173,675
Desarrolladora Homex SAB de CV ADR†#	17,323	1,031,238
Grupo Modelo SA de CV, Series C	135,600	620,265
Grupo Televisa SA ADR#	29,996	659,912
Urbi Desarrollos Urbanos SA de CV†	164,200	574,930

		7,060,020

Netherlands - 2.5%

ASML Holding NV†	53,768	1,298,544
CNH Global NV#	14,068	724,502
Heineken Holding NV	31,519	1,603,193
Heineken NV	79,630	4,489,969
Koninklijke KPN NV	117,940	2,227,009
TNT NV	147,410	5,804,252

		16,147,469

Norway - 1.4%

Aker Kvaerner ASA	83,865	1,999,096
Norsk Hydro ASA	143,620	2,032,643
Petroleum Geo-Services ASA†	55,006	1,319,199
Telenor ASA†	80,456	1,649,292
Yara International ASA	40,510	2,260,122

		9,260,352

Singapore - 1.4%

Keppel Corp., Ltd.	450,000	3,387,972
Oversea-Chinese Banking Corp.	183,000	989,719
Singapore Telecommunications, Ltd.	893,950	2,411,833

United Overseas Bank, Ltd.	165,000	2,095,410

		8,884,934

South Africa - 0.4%

MTN Group, Ltd.	81,930	1,284,552
Standard Bank Group, Ltd.	92,118	1,154,850

		2,439,402

South Korea - 1.0%

Hana Financial Group, Inc.	37,530	1,666,241
Hyundai Heavy Industries Co., Ltd.	3,641	1,441,243
Samsung Electronics Co., Ltd. (Korea SE)	2,090	1,226,963
Samsung Electronics Co., Ltd. GDR* (London)	7,566	2,208,405
Samsung Electronics Co., Ltd. GDR* (United States OTC)	436	127,748

		6,670,600

Spain - 2.4%

Banco Santander Central Hispano SA	227,177	4,060,638
Cintra Concesiones de Infraestructuras de Transporte SA#	160,722	2,549,267
Gamesa Corp. Tecnologica SA	27,020	1,096,915
Industria de Diseno Textil SA	34,061	1,748,526
Telefonica SA	201,109	5,821,505

		15,276,851

Sweden - 0.3%

Assa Abloy AB, Class B	97,139	1,731,988

Switzerland - 11.4%

ABB, Ltd.	138,020	3,443,393
Actelion, Ltd.†#	33,192	1,734,055
Compagnie Financiere Richemont SA	61,585	3,555,591
Credit Suisse Group	27,321	1,341,627
Givaudan SA	3,030	3,042,861
Holcim, Ltd.	25,900	2,638,794
Julius Baer Holding AG	96,828	7,167,983
Nestle SA	31,924	15,257,801
Novartis AG#	49,896	2,452,353
Roche Holding AG	73,704	14,474,849
SGS SA#	1,000	1,343,832
Sonova Holding AG	8,690	825,498
Swiss Reinsurance	36,301	2,912,697
Syngenta AG	30,794	8,830,860
UBS AG	141,460	4,631,898

		73,654,092

Taiwan - 1.6%

AU Optronics Corp.	656,000	1,260,368
Hon Hai Precision Industry Co., Ltd.	1,041,920	6,197,156
MediaTek, Inc.	90,755	1,034,552
Taiwan Semiconductor Manufacturing Co., Ltd.	398,014	778,124
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,670	1,214,286

		10,484,486

Turkey - 0.4%

Akbank TAS	191,081	1,019,847
Turkcell Iletisim Hizmet AS	114,050	1,130,688
Turkiye Garanti Bankasi AS	131,550	782,317

		2,932,852

United Kingdom - 15.0%

Admiral Group PLC	94,840	1,895,166
Aggreko PLC	80,260	934,340
AMEC PLC	124,240	1,895,542
American Physicians Capital, Inc.	53,668	2,009,213
Anglo American PLC	60,365	3,826,477
Aviva PLC	103,368	1,244,709
BG Group PLC	259,336	6,109,622
BHP Billiton PLC	39,510	1,273,706
Burberry Group PLC	139,383	1,155,888
Compass Group PLC	216,610	1,399,301
Diageo PLC	168,350	3,437,712
easyJet PLC†	104,520	848,278
Enterprise Inns PLC	58,626	480,524
GlaxoSmithKline PLC	185,809	4,073,849
HSBC Holdings PLC (Euro OTC)	71,050	1,074,367
HSBC Holdings PLC (Hong Kong)#	120,800	1,839,010
ICAP PLC	105,210	1,308,082
Imperial Tobacco Group PLC	50,317	2,336,028
Informa PLC	162,810	1,109,097
International Power PLC	619,614	4,652,248
Ladbrokes PLC	211,078	1,273,396
Man Group PLC, Class B	261,204	2,846,388
Reckitt Benckiser Group PLC	214,663	11,614,412
Reed Elsevier PLC	81,440	1,021,691
Royal Dutch Shell PLC, Class A	80,310	2,875,316
Scottish and Southern Energy PLC	144,740	4,241,394
Shire PLC	76,795	1,500,278
Smiths Group PLC	122,254	2,397,518
Standard Chartered PLC	50,230	1,651,255
Tesco PLC	1,135,518	8,956,063
The Capita Group	209,009	2,705,636
TUI Travel PLC	315,400	1,681,616
Vodafone Group PLC	1,136,800	3,648,458
William Hill PLC	257,720	1,915,335
WPP Group PLC	477,243	5,606,719

		96,838,634

United States - 0.4%

Synthes, Inc.	20,710	2,901,683

Total Common Stock (Cost $543,578,340)		615,258,573

PREFERRED STOCK - 1.5%
Brazil - 0.5%

Cia de Bebidas das Americas ADR	18,788	1,530,846
Petroleo Brasileiro SA ADR	16,104	1,577,065

		3,107,911

Germany - 1.0%

Henkel KGaA		2,838,476

Porsche AG	2,055	3,502,528

		6,341,004

Total Preferred Stock (Cost $6,106,245)		9,448,915

RIGHTS - 0.0%
France - 0.0%
Societe Generale Expires 02/29/08†	13,789	121,207

(Cost $0)
Total Long-Term Investment Securities (Cost $549,684,585)		624,828,695

SHORT-TERM INVESTMENT SECURITIES - 15.3%
Collective Investment Pool - 12.7%

Securities Lending Quality Trust(2)	81,916,033	81,916,033

Commercial Paper - 0.3%

Societe Generale NA 5.16% due 03/03/08	$1,876,000	1,875,677

Time Deposits - 2.3%

Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 03/03/08	14,901,000	14,901,000

Total Short-Term Investment Securities (Cost $98,692,710)		98,692,710

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $3,150,654 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $3,214,413 (Cost $3,150,000)	3,150,000	3,150,000

TOTAL INVESTMENTS — (Cost $651,527,295) (3)	112.6%	726,671,405
Liabilities in excess of other assets	(12.6)	(81,057,500)

NET ASSETS —	100.0%	$645,613,905

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $2,336,153 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at February 29, 2008. At February 29, 2008, the aggregate value of these securities was $580,180,318 representing 89.9% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 4 for cost of investments on a tax basis

ADR  - American Depository Receipt

FDR  - Fiduciary Depository Receipts

GDR  - Global Depository Receipt

Industry Allocation*
Collective Investment Pool	12.7%
Banks-Commercial	7.8
Medical-Drugs	6.5
Oil Companies-Integrated	4.6
Auto-Cars/Light Trucks	3.4
Electronic Components-Misc.	2.7
Food-Misc.	2.6
Electric-Integrated	2.5
Cellular Telecom	2.5
Time Deposits	2.3
Soap & Cleaning Preparation	2.2
Engineering/R&D Services	2.1
Chemicals-Diversified	2.1
Agricultural Chemicals	2.0
Diversified Minerals	2.0
Brewery	1.8
Food-Retail	1.7
Diversified Operations	1.7
Finance-Other Services	1.5
Finance-Investment Banker/Broker	1.5
Office Automation & Equipment	1.4
Insurance-Multi-line	1.3
Machinery-General Industrial	1.3
Telephone-Integrated	1.2
Multimedia	1.2
Distribution/Wholesale	1.2
Oil-Field Services	1.1
Diversified Manufacturing Operations	1.1
Oil Companies-Exploration & Production	1.0
Machinery-Electrical	1.0
Tobacco	0.9
Beverages-Wine/Spirits	0.9
Transport-Services	0.9
Medical Products	0.9
Transport-Rail	0.9
Cosmetics & Toiletries	0.9
Toys	0.9
Telecom Services	0.9
Wireless Equipment	0.8
Chemicals-Specialty	0.8
Building-Heavy Construction	0.8
Insurance-Property/Casualty	0.8
Metal-Diversified	0.7
Electronic Components-Semiconductors	0.7
Building & Construction-Misc.	0.7
Gambling (Non-Hotel)	0.7
Electric-Generation	0.6
Building Products-Cement	0.6
Power Converter/Supply Equipment	0.6
Rubber-Tires	0.6
Metal Processors & Fabrication	0.6
Insurance-Life/Health	0.6
Retail-Jewelry	0.5
Aerospace/Defense	0.5
Real Estate Operations & Development	0.5
Dialysis Centers	0.5
Medical-Generic Drugs	0.5
Electric Products-Misc.	0.5
Repurchase Agreements	0.5
Gas-Distribution	0.5
Applications Software	0.5
Insurance-Reinsurance	0.4
Computers	0.4
Human Resources	0.4
Industrial Gases	0.4
Finance-Credit Card	0.4
Satellite Telecom	0.4
Miscellaneous Manufacturing	0.4
Public Thoroughfares	0.4
Water	0.4
Commercial Services	0.4
Transport-Marine	0.3
Building Products-Air & Heating	0.3
Athletic Footwear	0.3
Semiconductor Components-Integrated Circuits	0.3
Import/Export	0.3
Energy-Alternate Sources	0.3
Commercial Paper	0.3
Machinery-Construction & Mining	0.3
Auto/Truck Parts & Equipment-Original	0.3
Circuit Boards	0.3
Electronic Measurement Instruments	0.3
Retail-Apparel/Shoe	0.3
Retail-Drug Store	0.3
Travel Services	0.3
Beverages-Non-alcoholic	0.3
Diversified Financial Services	0.3
Steel-Producers	0.3
Retail-Major Department Stores	0.2
Audio/Video Products	0.2
Shipbuilding	0.2
Textile-Products	0.2
Entertainment Software	0.2
Food-Catering	0.2
Computer Services	0.2
Enterprise Software/Service	0.2
Semiconductor Equipment	0.2
Apparel Manufacturers	0.2
Electronic Connectors	0.2
Water Treatment Systems	0.2
Building-Residential/Commercial	0.2
Publishing-Books	0.2
Retail-Automobile	0.2
Retail-Consumer Electronics	0.2
Building & Construction Products-Misc.	0.1
Tools-Hand Held	0.1
Airlines	0.1
Machinery-Farming	0.1
Building Products-Doors & Windows	0.1
Broadcast Services/Program	0.1
Finance-Leasing Companies	0.1
Retail-Pubs	0.1
Transport-Truck	0.1
Television	0.1

112.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC COMPANY I LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.2%
Advertising Agency - 1.6%

Omnicom Group, Inc.#	19,946	$890,988

Aerospace/Defense - 1.5%

Lockheed Martin Corp.#	7,997	825,290

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	5,687	400,990

Applications Software - 2.0%

Microsoft Corp.	40,044	1,089,998

Banks-Fiduciary - 1.2%

State Street Corp.	8,283	650,630

Banks-Super Regional - 2.7%

Wells Fargo & Co.#	51,864	1,515,985

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	8,379	582,843

Beverages-Wine/Spirits - 1.7%

Diageo PLC(3)	37,289	761,442
Diageo PLC ADR	2,308	189,487

		950,929

Computers - 1.0%

Dell, Inc.†#	28,416	564,058

Consumer Products-Misc. - 2.1%

Clorox Co.	20,446	1,189,753

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	8,700	575,766

Data Processing/Management - 1.1%

Automatic Data Processing, Inc.	15,090	602,846

Diversified Manufacturing Operations - 4.2%

General Electric Co.	70,247	2,327,986

E-Commerce/Products - 3.8%

Amazon.com, Inc.†#	26,635	1,717,158
Blue Nile, Inc.†#	9,443	417,003

		2,134,161

Electric-Integrated - 1.0%

Exelon Corp.	7,530	563,621

Electronic Components-Semiconductors - 3.9%

Altera Corp.#	36,641	626,928
Intel Corp.	46,137	920,433
Texas Instruments, Inc.#	20,590	616,876

		2,164,237

Enterprise Software/Service - 2.7%

Oracle Corp.†	80,965	1,522,142

Finance-Credit Card - 0.9%

American Express Co.	12,037	509,165

Finance-Investment Banker/Broker - 5.5%

Citigroup, Inc.	56,096	1,330,036
JPMorgan Chase & Co.	23,258	945,438
The Goldman Sachs Group, Inc.	4,674	792,850

		3,068,324

Food-Misc. - 2.4%

Kraft Foods, Inc., Class A	19,923	621,000
McCormick & Co., Inc.#	20,280	698,646

		1,319,646

Food-Retail - 1.7%

Whole Foods Market, Inc.#	27,462	965,289

Footwear & Related Apparel - 2.1%

Timberland Co., Class A†#	77,016	1,156,780

Industrial Gases - 1.1%

Air Products & Chemicals, Inc.	6,515	595,015

Insurance Broker - 2.2%

Marsh & McLennan Cos., Inc.	47,932	1,220,828

Insurance-Life/Health - 0.9%

Prudential Financial, Inc.#	6,988	509,914

Investment Companies - 1.0%

Apollo Global Mgmt LLC Class A(3)	39,253	569,169

Investment Management/Advisor Services - 2.8%

Legg Mason, Inc.#	17,530	1,157,681
T. Rowe Price Group, Inc.#	7,808	394,538

		1,552,219

Medical Instruments - 1.4%

Medtronic, Inc.	16,189	799,089

Medical Products - 2.8%

Baxter International, Inc.	14,654	864,879
Johnson & Johnson#	10,933	677,409

		1,542,288

Medical-Biomedical/Gene - 3.1%

Amgen, Inc.†	25,927	1,180,197
Biogen Idec, Inc.†#	9,463	552,261

		1,732,458

Medical-Drugs - 6.0%

Abbott Laboratories	13,011	696,739
Bristol-Myers Squibb Co.	23,977	542,120
Novartis AG ADR	16,965	833,830
Pfizer, Inc.	38,898	866,647
Wyeth	9,593	418,447

		3,357,783

Medical-HMO - 1.1%

WellPoint, Inc.†	8,482	594,419

Multimedia - 0.8%

FactSet Research Systems, Inc.#	8,035	422,962

Networking Products - 3.1%

Cisco Systems, Inc.†	72,102	1,757,126

Oil Companies-Exploration & Production - 2.4%

Apache Corp.	11,709	1,343,139

Oil Companies-Integrated - 8.8%

BP PLC ADR#	9,596	622,493
Chevron Corp.	6,106	529,146
ConocoPhillips	12,133	1,003,520
Exxon Mobil Corp.	31,845	2,770,833

		4,925,992

Retail-Drug Store - 2.4%

CVS Caremark Corp.	33,623	1,357,697

Telephone-Integrated - 2.1%

AT&T, Inc.	17,598	612,938
Verizon Communications, Inc.	15,590	566,229

		1,179,167

Tobacco - 1.6%

Altria Group, Inc.	12,494	913,811

Transport-Services - 1.7%

Expeditors International of Washington, Inc.#	9,282	364,968
United Parcel Service, Inc., Class B	8,533	599,358

		964,326

Web Portals/ISP - 1.2%

Google, Inc., Class A†	1,431	674,259

Wireless Equipment - 4.9%

QUALCOMM, Inc.#	65,117	2,759,007

Total Long-Term Investment Securities (Cost $54,540,999)		54,342,095

SHORT-TERM INVESTMENT SECURITIES - 24.5%
Collective Investment Pool - 22.0%

Securities Lending Quality Trust(1)	12,270,909	12,270,909

Time Deposit - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 03/03/08	$1,418,000	1,418,000

Total Short-Term Investment Securities (Cost $13,688,909)		13,688,909

TOTAL INVESTMENTS (Cost $68,229,908)(2)	121.7%	68,031,004
Liabilities in excess of other assets	(21.7)	(12,127,543)

NET ASSETS	100.0%	$55,903,461

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at February 29, 2008, see Note 1 regarding fair value pricing procedure for foreign equity securities.
ADR	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I LARGE CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.5%
Aerospace/Defense - 6.1%

Boeing Co.	75,145	$6,221,254
General Dynamics Corp.	46,062	3,770,175
Lockheed Martin Corp.	110,248	11,377,594
Raytheon Co.	120,045	7,783,718
Spirit Aerosystems Holdings, Inc., Class A†	47,600	1,286,152

		30,438,893

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	67,866	4,785,232

Agricultural Chemicals - 2.5%

CF Industries Holdings, Inc.	20,000	2,441,600
Monsanto Co.	46,000	5,321,280
Syngenta AG(1)	15,591	4,471,064

		12,233,944

Applications Software - 2.9%

Microsoft Corp.	525,989	14,317,421

Athletic Footwear - 0.9%

NIKE, Inc., Class B	74,288	4,472,138

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.#	44,052	1,899,082

Banks-Commercial - 0.4%

Unibanco - Uniao de Bancos Brasileiros SA GDR	16,190	2,195,688

Banks-Fiduciary - 0.7%

The Bank of New York Mellon Corp.	79,171	3,473,232

Beverages-Non-alcoholic - 2.5%

PepsiCo, Inc.	177,767	12,365,472

Beverages-Wine/Spirits - 0.9%

Diageo PLC(1)	210,419	4,296,762

Building-Heavy Construction - 0.7%

Chicago Bridge & Iron Co. NV	77,667	3,613,069

Casino Hotel - 0.2%

MGM Mirage, Inc.†#	13,494	831,095

Cellular Telecom - 2.4%

America Movil SAB de CV, Series L ADR	86,696	5,241,640
China Mobile, Ltd.(1)	254,500	3,829,215
NII Holdings, Inc.†#	70,800	2,812,884

		11,883,739

Chemicals-Specialty - 0.8%

The Mosaic Co.†	34,190	3,805,347

Coal - 0.4%

Peabody Energy Corp.	32,800	1,857,136

Commercial Services - 0.7%

AerCap Holdings NV†	71,100	1,425,555
Alliance Data Systems Corp.†	37,800	1,913,814

		3,339,369

Computer Aided Design - 0.4%

Autodesk, Inc.†	69,678	2,166,289

Computer Services - 0.3%

DST Systems, Inc.†#	24,553	1,725,094

Computers - 7.5%

Apple, Inc.†	84,605	10,577,317
Hewlett-Packard Co.	327,629	15,650,837
International Business Machines Corp.	59,968	6,827,957
Research In Motion, Ltd.†	40,266	4,179,611

		37,235,722

Consulting Services - 1.5%

Accenture Ltd., Class A	205,846	7,256,071

Cosmetics & Toiletries - 1.7%

Procter & Gamble Co.	126,000	8,338,680

Data Processing/Management - 1.2%

Fiserv, Inc.†	62,400	3,283,488
Global Payments, Inc.	70,200	2,784,834

		6,068,322

Diagnostic Kits - 0.2%

Inverness Medical Innovations, Inc.†#	31,400	915,310

Diversified Manufacturing Operations - 3.3%

Danaher Corp.#	55,000	4,078,250
Dover Corp.	62,800	2,606,828
General Electric Co.	163,900	5,431,646
Honeywell International, Inc.	76,792	4,418,612

		16,535,336

Diversified Minerals - 0.5%

Cia Vale do Rio Doce ADR	78,100	2,721,004

E-Commerce/Services - 0.7%

eBay, Inc.†	54,700	1,441,892
Expedia, Inc.†#	96,000	2,201,280

		3,643,172

Electric Products-Misc. - 1.3%

AMETEK, Inc.	65,017	2,769,074
Emerson Electric Co.	75,300	3,837,288

		6,606,362

Electronic Components-Semiconductors - 3.0%

Broadcom Corp., Class A†#	64,700	1,223,477
Intel Corp.	251,043	5,008,308
MEMC Electronic Materials, Inc.†	37,000	2,822,360
NVIDIA Corp.†	71,484	1,529,042
Texas Instruments, Inc.	146,576	4,391,417

		14,974,604

Electronic Forms - 0.4%

Adobe Systems, Inc.†	65,800	2,214,170

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.†	75,900	2,323,299

Electronics-Military - 0.5%

L-3 Communications Holdings, Inc.	24,500	2,604,105

Engineering/R&D Services - 2.7%

ABB, Ltd.(1)	260,772	6,505,873
Fluor Corp.	20,410	2,842,092
McDermott International, Inc.†	80,468	4,202,039

		13,550,004

Enterprise Software/Service - 2.2%

BMC Software, Inc.†#	92,785	2,995,100
Oracle Corp.†	419,572	7,887,953

		10,883,053

Entertainment Software - 0.3%

Electronic Arts, Inc.†	35,700	1,688,253

Finance-Credit Card - 0.4%

American Express Co.	51,100	2,161,530

Finance-Investment Banker/Broker - 1.1%

MF Global, Ltd.†	68,500	1,202,175
The Goldman Sachs Group, Inc.	25,341	4,298,594

		5,500,769

Finance-Other Services - 0.9%

CME Group, Inc.	4,850	2,489,505
The Nasdaq Stock Market, Inc.†	48,306	2,005,182

		4,494,687

Health Care Cost Containment - 1.1%

McKesson Corp.#	90,035	5,290,457

Instruments-Scientific - 0.9%

Thermo Fisher Scientific, Inc.†	84,200	4,709,306

Insurance-Life/Health - 0.4%

Prudential Financial, Inc.	27,648	2,017,474

Insurance-Multi-line - 0.5%

Assurant, Inc.	42,800	2,677,140

Insurance-Property/Casualty - 0.4%

Chubb Corp.	39,839	2,027,805

Internet Infrastructure Software - 0.4%

Akamai Technologies, Inc.†#	54,400	1,912,704

Investment Management/Advisor Services - 0.4%

Janus Capital Group, Inc.#	75,949	1,839,485

Medical Instruments - 0.7%

Medtronic, Inc.	70,100	3,460,136

Medical Products - 2.8%

Baxter International, Inc.	98,158	5,793,285
Johnson & Johnson	94,100	5,830,436
Zimmer Holdings, Inc.†	31,400	2,364,106

		13,987,827

Medical-Biomedical/Gene - 2.7%

Biogen Idec, Inc.†#	51,885	3,028,008
Celgene Corp.†	38,100	2,147,697
Genentech, Inc.†	35,500	2,689,125
Genzyme Corp.†	40,200	2,850,984
Invitrogen Corp.†#	31,873	2,692,950

		13,408,764

Medical-Drugs - 1.3%

Abbott Laboratories	33,900	1,815,345
Merck & Co., Inc.	81,125	3,593,837
Schering-Plough Corp.	42,514	922,554

		6,331,736

Medical-Generic Drugs - 0.8%

Mylan, Inc.#	149,000	1,764,160
Teva Pharmaceutical Industries, Ltd. ADR#	48,000	2,355,360

		4,119,520

Medical-HMO - 3.2%

Coventry Health Care, Inc.†	53,376	2,768,613
UnitedHealth Group, Inc.	176,835	8,219,291
WellPoint, Inc.†	68,986	4,834,539

		15,822,443

Metal-Diversified - 1.4%

Freeport-McMoRan Copper & Gold, Inc.	25,112	2,532,796
Rio Tinto PLC ADR#	10,229	4,648,569

		7,181,365

Multimedia - 0.5%

News Corp., Class A	128,662	2,368,667

Networking Products - 2.7%

Cisco Systems, Inc.†	468,096	11,407,500
Juniper Networks, Inc.†#	76,570	2,053,607

		13,461,107

Oil & Gas Drilling - 0.7%

Transocean, Inc.†	23,060	3,240,161

Oil Companies-Exploration & Production - 1.6%

Occidental Petroleum Corp.	60,851	4,708,042
XTO Energy, Inc.	48,700	3,005,277

		7,713,319

Oil Companies-Integrated - 2.3%

Exxon Mobil Corp.	91,471	7,958,892
Marathon Oil Corp.	67,814	3,604,992

		11,563,884

Oil Field Machinery & Equipment - 0.6%

National-Oilwell Varco, Inc.†	47,600	2,965,480

Oil Refining & Marketing - 0.8%

Valero Energy Corp.	71,966	4,157,476

Oil-Field Services - 1.4%

Halliburton Co.#	70,300	2,692,490
Schlumberger, Ltd.	47,500	4,106,375

		6,798,865

Pharmacy Services - 1.9%

Express Scripts, Inc.†	78,897	4,662,813
Medco Health Solutions, Inc.†	105,678	4,682,592

		9,345,405

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.#	74,900	1,600,613

Retail-Auto Parts - 0.5%

AutoZone, Inc.†#	19,500	2,244,060

Retail-Consumer Electronics - 0.3%

Best Buy Co., Inc.#	39,500	1,698,895

Retail-Discount - 1.0%

Target Corp.#	34,400	1,809,784
Wal-Mart Stores, Inc.	59,300	2,940,687

		4,750,471

Retail-Drug Store - 1.3%

CVS Caremark Corp.	157,978	6,379,152

Retail-Office Supplies - 0.5%

Staples, Inc.	110,900	2,467,525

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.†	41,300	1,835,372

School - 0.4%

Apollo Group, Inc., Class A†	33,591	2,061,816

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.	138,700	3,222,001

Therapeutics - 1.0%

Gilead Sciences, Inc.†	100,700	4,765,124

Web Portals/ISP - 1.9%

Google, Inc., Class A†	18,127	8,541,080
Yahoo!, Inc.†	33,500	930,630

		9,471,710

Wireless Equipment - 2.1%

Nokia Oyj ADR	145,526	5,240,391
QUALCOMM, Inc.	116,700	4,944,579

		10,184,970

X-Ray Equipment - 0.5%

Hologic, Inc.†	40,000	2,412,400

Total Common Stock (Cost $422,501,702)		468,908,090

PREFERRED STOCK - 0.5%
Brewery - 0.5%

Cia de Bebidas das Americas ADR (Cost $2,148,249)	30,413	2,478,051

Total Long-Term Investment Securities (Cost $424,649,951)		471,386,141

SHORT-TERM INVESTMENT SECURITIES - 11.1%
Collective Investment Pool - 8.6%

Securities Lending Quality Trust(2)	42,834,339	42,834,339

Time Deposit - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 03/03/08	$12,460,000	12,460,000

Total Short-Term Investment Securities (Cost $55,294,339)		55,294,339

REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (Cost $13,905,000)	13,905,000	13,905,000

TOTAL INVESTMENTS (cost $493,849,290) (4)	108.9%	540,585,480
Liabilities in excess of other assets	(8.9)	(44,130,066)

NET ASSETS —	100.0%	$496,455,414

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.4%
Advertising Sales - 0.3%

Lamar Advertising Co., Class A†#	191,300	$7,290,443

Advertising Services - 0.1%

Getty Images, Inc.†#	114,800	3,691,968

Aerospace/Defense-Equipment - 0.8%

Alliant Techsystems, Inc.†#	78,800	8,269,272
BE Aerospace, Inc.†	223,200	7,655,760
DRS Technologies, Inc.#	99,300	5,569,737

		21,494,769

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	115,900	14,149,072

Airlines - 0.2%

AirTran Holdings, Inc.†#	221,300	1,597,786
Alaska Air Group, Inc.†#	91,700	2,237,480
JetBlue Airways Corp.†#	435,700	2,374,565

		6,209,831

Apparel Manufacturers - 0.7%

Guess ?, Inc.#	131,800	5,420,934
Hanesbrands, Inc.†	229,500	6,678,450
Phillips-Van Heusen Corp.	136,100	4,969,011

		17,068,395

Auction House/Art Dealer - 0.2%

Sotheby’s#	160,400	5,408,688

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Truck Corp., Class B#	178,900	7,168,523

Auto/Truck Parts & Equipment-Original - 0.8%

ArvinMeritor, Inc.#	175,100	1,976,879
BorgWarner, Inc.#	279,600	12,053,556
Lear Corp.†	185,900	5,127,122
Modine Manufacturing Co.#	78,300	977,184

		20,134,741

Banks-Commercial - 2.4%

Associated Banc-Corp.#	306,500	7,637,980
Bank of Hawaii Corp.	118,100	5,671,162
Cathay General Bancorp#	120,300	2,636,976
City National Corp.#	97,400	4,991,750
Colonial BancGroup, Inc.#	379,700	4,586,776
Cullen/Frost Bankers, Inc.#	141,000	7,207,920
First Community Bancorp#	60,700	1,729,950
FirstMerit Corp.#	194,100	3,643,257
SVB Financial Group†#	80,000	3,624,000
Synovus Financial Corp.#	792,400	9,136,372
TCF Financial Corp.#	262,700	4,888,847
Webster Financial Corp.	128,900	3,605,333
Westamerica Bancorp.#	70,700	3,346,231

		62,706,554

Banks-Fiduciary - 0.2%

Wilmington Trust Corp.#	165,800	5,106,640

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†#	138,300	12,838,389

Beverages-Non-alcoholic - 0.4%

Hansen Natural Corp.†#	144,600	6,000,900
PepsiAmericas, Inc.	144,400	3,653,320

		9,654,220

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†#	98,900	1,131,416

Building Products-Cement - 0.4%

Martin Marietta Materials, Inc.#	100,900	10,856,840

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	84,900	2,563,131

Building-Maintance & Services - 0.1%

Rollins, Inc.	102,600	1,810,890

Building-MobileHome/Manufactured Housing - 0.1%

Thor Industries, Inc.#	83,500	2,545,080

Building-Residential/Commercial - 0.8%

Hovnanian Enterprises, Inc., Class A†#	88,600	807,146
M.D.C Holdings, Inc.#	84,100	3,522,108
NVR, Inc.†#	12,300	6,650,364
Ryland Group, Inc.#	101,400	2,868,606
Toll Brothers, Inc.†#	306,100	6,492,381

		20,340,605

Capacitors - 0.0%

KEMET Corp.†#	203,100	1,007,376

Casino Hotel - 0.1%

Boyd Gaming Corp.#	135,400	2,855,586

Casino Services - 0.1%

Scientific Games Corp., Class A†#	156,700	3,238,989

Chemicals-Diversified - 0.5%

FMC Corp.	182,400	10,325,664
Olin Corp.#	179,000	3,440,380

		13,766,044

Chemicals-Specialty - 1.9%

Albemarle Corp.	191,700	7,273,098
Cabot Corp.	157,400	4,312,760
Chemtura Corp.	581,900	4,806,494
Cytec Industries, Inc.	101,400	5,808,192
Ferro Corp.	105,000	1,690,500
Lubrizol Corp.	165,300	9,636,990
Minerals Technologies, Inc.	46,500	2,803,020
Sensient Technologies Corp.	113,400	3,054,996
Terra Industries, Inc.†#	223,800	10,117,998

		49,504,048

Coal - 0.7%

Arch Coal, Inc.#	345,000	17,626,050

Coatings/Paint - 0.4%

RPM International, Inc.	292,800	6,122,448
Valspar Corp.	242,400	5,257,656

		11,380,104

Commercial Services - 1.1%

Alliance Data Systems Corp.†	189,800	9,609,574
ChoicePoint, Inc.†	172,400	8,344,160
Quanta Services, Inc.†#	412,100	9,840,948

		27,794,682

Commercial Services-Finance - 0.1%

Deluxe Corp.#	125,700	2,618,331

Computer Aided Design - 0.2%

Parametric Technology Corp.†	279,700	4,282,207

Computer Services - 0.4%

DST Systems, Inc.†#	124,400	8,740,344

SRA International, Inc.†#	102,700	2,464,800

		11,205,144

Computer Software - 0.2%

Metavante Technologies, Inc.†	206,700	4,479,189

Computers - 0.1%

Palm, Inc.#	252,900	1,636,263

Computers-Integrated Systems - 0.7%

Diebold, Inc.#	158,600	3,825,432
Jack Henry & Associates, Inc.#	190,000	4,470,700
NCR Corp.†	436,400	9,670,624

		17,966,756

Computers-Memory Devices - 0.7%

Imation Corp.#	78,600	1,772,430
Western Digital Corp.†	530,700	16,382,709

		18,155,139

Consulting Services - 0.3%

Corporate Executive Board Co.#	85,500	3,472,155
Gartner, Inc.†#	166,000	3,139,060
Navigant Consulting, Inc.†#	110,300	1,798,993

		8,410,208

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	125,900	2,369,438
Blyth, Inc.	58,300	1,156,089
Scotts Miracle-Gro Co., Class A	106,800	3,801,012
Tupperware Brands Corp.	148,500	5,417,280

		12,743,819

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America#	224,100	5,107,239
Sonoco Products Co.	239,800	6,755,166

		11,862,405

Cosmetics & Toiletries - 0.2%

Alberto-Culver Co.	202,000	5,413,600

Data Processing/Management - 1.6%

Acxiom Corp.#	171,800	2,183,578
Broadridge Financial Solutions, Inc.	336,200	6,438,230
CSG Systems International, Inc.†	85,700	972,695
Dun & Bradstreet Corp.	139,700	12,201,398
Fair Isaac Corp.#	121,200	2,811,840
Global Payments, Inc.	190,200	7,545,234
MoneyGram International, Inc.#	199,500	730,170
SEI Investments Co.	304,700	7,620,547

		40,503,692

Decision Support Software - 0.1%

Wind River Systems, Inc.†	185,500	1,341,165

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.	365,100	14,253,504

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†	129,700	6,200,957

Direct Marketing - 0.1%

Harte-Hanks, Inc.#	115,700	1,956,487

Distribution/Wholesale - 0.9%

Fastenal Co.#	303,800	12,352,508
Ingram Micro, Inc., Class A†	353,900	5,404,053
Tech Data Corp.†	133,800	4,462,230

		22,218,791

Diversified Manufacturing Operations - 3.1%

Carlisle Cos., Inc.#	149,500	5,461,235
Crane Co.	123,300	5,083,659
Federal Signal Corp.#	115,900	1,398,913
Harsco Corp.	203,000	11,467,470
Lancaster Colony Corp.#	51,901	1,927,084
Matthews International Corp., Class A#	74,800	3,355,528
Pentair, Inc.#	239,800	7,822,276
Roper Industries, Inc.	212,800	12,001,920
SPX Corp.	126,300	12,920,490
Teleflex, Inc.	95,300	5,389,215
The Brink’s Co.	116,900	7,824,117
Trinity Industries, Inc.#	196,500	5,535,405

		80,187,312

E-Marketing/Info - 0.3%

Digital River, Inc.†#	97,400	3,178,162
ValueClick, Inc.†#	236,700	4,570,677

		7,748,839

Electric Products-Misc. - 0.4%

AMETEK, Inc.	257,300	10,958,407

Electric-Integrated - 4.9%

Alliant Energy Corp.	266,000	9,240,840
Aquila, Inc.†#	909,400	2,964,644
Black Hills Corp.#	91,100	3,257,736
DPL, Inc.#	274,300	6,997,393
Energy East Corp.	381,600	10,169,640
Great Plains Energy, Inc.#	208,000	5,289,440
Hawaiian Electric Industries, Inc.#	200,300	4,498,738
IDACORP, Inc.#	108,700	3,239,260
MDU Resources Group, Inc.	439,800	11,549,148
Northeast Utilities	373,700	9,480,769
NSTAR#	257,500	7,956,750
OGE Energy Corp.	221,300	7,185,611
PNM Resources, Inc.#	185,500	2,196,320
Puget Energy, Inc.	282,500	7,542,750
SCANA Corp.	281,500	10,660,405
Sierra Pacific Resources	564,100	7,282,531
Westar Energy, Inc.#	223,200	5,073,336
Wisconsin Energy Corp.	281,900	12,296,478

		126,881,789

Electronic Components-Misc. - 0.4%

Gentex Corp.#	348,600	5,619,432
Vishay Intertechnology, Inc.†	446,300	4,074,719

		9,694,151

Electronic Components-Semiconductors - 1.0%

Cree, Inc.†#	205,600	6,353,040
Fairchild Semiconductor International, Inc.†	300,300	3,348,345
International Rectifier Corp.†#	174,800	3,980,196
Intersil Corp., Class A	315,600	7,344,012
Semtech Corp.†	155,000	1,974,700
Silicon Laboratories, Inc.†#	132,900	4,113,255

		27,113,548

Electronic Connectors - 0.8%

Amphenol Corp., Class A	429,800	15,889,706
Thomas & Betts Corp.†	122,900	4,934,435

		20,824,141

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	648,200	6,883,884
Mentor Graphics Corp.†#	216,500	1,970,150
Synopsys, Inc.†	349,400	8,109,574

		16,963,608

Electronic Measurement Instruments - 0.1%

National Instruments Corp.	138,300	3,576,438

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	295,900	9,649,299
Avnet, Inc.†	361,700	12,192,907

		21,842,206

Engineering/R&D Services - 0.8%

KBR, Inc.	408,500	13,615,305
URS Corp.†	192,500	7,753,900

		21,369,205

Enterprise Software/Service - 0.3%

Advent Software, Inc.†#	43,200	1,941,408
Sybase, Inc.†	216,200	5,755,244

		7,696,652

Entertainment Software - 0.7%

Activision, Inc.†	702,400	19,140,400

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	70,400	2,823,744

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	171,800	7,243,088

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†#	275,300	3,958,814

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc.#	269,600	4,785,400
Raymond James Financial, Inc.#	228,600	5,136,642

		9,922,042

Finance-Mortgage Loan/Banker - 0.0%

IndyMac Bancorp, Inc.#	194,200	1,194,330

Financial Guarantee Insurance - 0.1%

PMI Group, Inc.#	195,700	1,422,739
Radian Group, Inc.#	194,000	1,381,280

		2,804,019

Food-Confectionery - 0.3%

The J.M. Smucker Co.	138,700	7,100,053
Tootsie Roll Industries, Inc.#	64,900	1,572,527

		8,672,580

Food-Meat Products - 0.6%

Hormel Foods Corp.	174,500	7,130,070
Smithfield Foods, Inc.†#	281,700	7,760,835

		14,890,905

Food-Misc. - 0.3%

Corn Products International, Inc.	180,400	6,622,484

Food-Retail - 0.1%

Ruddick Corp.	89,700	2,892,825

Footwear & Related Apparel - 0.1%

Timberland Co., Class A†#	119,700	1,797,894

Funeral Services & Related Items - 0.3%

Service Corp. International	695,100	7,507,080

Gas-Distribution - 1.4%

AGL Resources, Inc.	184,600	6,401,928
Energen Corp.	173,000	10,380,000
ONEOK, Inc.	250,100	11,647,157
Vectren Corp.#	184,600	4,757,142
WGL Holdings, Inc.#	119,200	3,717,848

		36,904,075

Golf - 0.1%

Callaway Golf Co.#	160,000	2,438,400

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	209,500	11,289,955

Home Furnishings - 0.1%

Furniture Brands International, Inc.#	117,000	1,521,000

Hospital Beds/Equipment - 0.6%

Hillenbrand Industries, Inc.	149,500	7,844,265
Kinetic Concepts, Inc.†#	130,300	6,696,117

		14,540,382

Human Resources - 0.6%

Kelly Services, Inc., Class A	55,700	1,069,997
Korn/Ferry International†	112,500	1,896,750
Manpower, Inc.	195,300	11,073,510
MPS Group, Inc.†	242,900	2,769,060

		16,809,317

Industrial Automated/Robotic - 0.2%

Nordson Corp.	81,500	4,188,285

Industrial Gases - 0.4%

Airgas, Inc.	198,300	9,635,397

Instruments-Scientific - 0.2%

Varian, Inc.†#	73,500	3,980,025

Insurance Brokers - 0.4%

Arthur J. Gallagher & Co.#	226,500	5,345,400
Brown & Brown, Inc.#	275,200	4,906,816

		10,252,216

Insurance-Life/Health - 0.5%

Protective Life Corp.	169,100	6,525,569
StanCorp Financial Group, Inc.	119,500	5,866,255

		12,391,824

Insurance-Multi-line - 1.2%

American Financial Group, Inc.#	175,500	4,540,185
Hanover Insurance Group, Inc.	125,200	5,469,988
HCC Insurance Holdings, Inc.	277,100	6,667,026
Horace Mann Educators Corp.	104,600	1,817,948
Old Republic International Corp.#	556,100	7,629,692
Unitrin, Inc.#	125,000	4,450,000

		30,574,839

Insurance-Property/Casualty - 1.4%

Commerce Group, Inc.	104,400	3,783,456

Fidelity National Financial, Inc., Class A#	520,200	9,160,722
First American Corp.	221,000	7,697,430
Mercury General Corp.#	85,800	3,912,480
W.R. Berkley Corp.	388,600	11,187,794

		35,741,882

Insurance-Reinsurance - 0.6%

Everest Re Group, Ltd.	152,300	14,754,824

Internet Content-Entertainment - 0.1%

NetFlix, Inc.†#	115,700	3,653,806

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	110,200	1,843,646

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†#	204,700	4,536,152

Internet Security - 0.5%

McAfee, Inc.†	384,000	12,775,680

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	109,800	4,124,088

Investment Management/Advisor Services - 0.6%

Eaton Vance Corp.#	298,000	9,491,300
Waddell & Reed Financial, Inc., Class A	201,300	6,308,742

		15,800,042

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	188,000	5,709,560
Lincoln Electric Holdings, Inc.	103,900	6,975,846

		12,685,406

Machinery-Construction & Mining - 0.7%

Joy Global, Inc.	260,600	17,296,022

Machinery-Farming - 0.6%

AGCO Corp.†#	220,800	14,321,088

Machinery-General Industrial - 0.4%

IDEX Corp.	196,500	5,926,440
Wabtec Corp.	117,500	4,066,675

		9,993,115

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	164,000	5,464,480

Machinery-Pumps - 0.8%

Flowserve Corp.	137,700	14,995,530
Graco, Inc.#	151,600	5,262,036

		20,257,566

Medical Information Systems - 0.3%

Cerner Corp.†#	160,000	6,952,000

Medical Instruments - 1.9%

Beckman Coulter, Inc.	151,200	10,206,000
Edwards Lifesciences Corp.†#	136,700	5,961,487
Intuitive Surgical, Inc.†	92,100	25,964,832
Techne Corp.†	95,200	6,510,728

		48,643,047

Medical Labs & Testing Services - 0.5%

Covance, Inc.†	153,900	12,990,699

Medical Products - 0.5%

Henry Schein, Inc.†#	215,800	12,909,156

Medical Sterilization Products - 0.1%

STERIS Corp.	153,000	3,766,860

Medical-Biomedical/Gene - 1.7%

Affymetrix, Inc.†#	166,400	3,191,552
Charles River Laboratories International, Inc.†	163,700	9,589,546
Invitrogen Corp.†#	112,300	9,488,227
Millennium Pharmaceuticals, Inc.†#	778,700	10,894,013
PDL BioPharma, Inc.†#	282,300	4,511,154
Vertex Pharmaceuticals, Inc.†#	319,000	5,582,500

		43,256,992

Medical-Drugs - 1.2%

Cephalon, Inc.†#	161,600	9,750,944
Endo Pharmaceuticals Holdings, Inc.†	323,300	8,489,858
Medicis Pharmaceutical Corp., Class A#	135,700	2,783,207
Sepracor, Inc.†#	269,300	5,781,871
Valeant Pharmaceuticals International†#	219,500	3,018,125

		29,824,005

Medical-Generic Drugs - 0.3%

Par Pharmaceutical Cos., Inc.†#	81,500	1,441,735
Perrigo Co.#	187,000	6,249,540

		7,691,275

Medical-HMO - 0.6%

Health Net, Inc.†	265,700	11,674,858
WellCare Health Plans, Inc.†#	100,500	4,797,870

		16,472,728

Medical-Hospitals - 0.8%

Community Health Systems, Inc.†#	230,500	7,161,635
Health Management Assoc., Inc.†#	585,700	3,133,495
LifePoint Hospitals, Inc.†	140,100	3,510,906
Universal Health Services, Inc., Class B	129,800	6,933,916

		20,739,952

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†#	72,100	1,520,589

Medical-Outpatient/Home Medical - 0.3%

Apria Healthcare Group, Inc.†	105,400	2,288,234
Lincare Holdings, Inc.†	193,300	6,282,250

		8,570,484

Metal Processors & Fabrication - 0.7%

Commercial Metals Co.	286,000	8,711,560
Timken Co.	230,900	6,957,017
Worthington Industries, Inc.#	158,600	2,789,774

		18,458,351

Metal-Iron - 0.5%

Cleveland-Cliffs, Inc.#	100,800	12,041,568

Miscellaneous Manufacturing - 0.2%

AptarGroup, Inc.	164,700	6,172,956

Motion Pictures & Services - 0.1%

Macrovision Corp.†#	127,900	1,955,591

Multimedia - 0.1%

Belo Corp., Class A	212,400	2,499,948

Media General, Inc., Class A#	54,600	851,760

		3,351,708

Networking Products - 0.5%

3Com Corp.†	958,000	3,151,820
Foundry Networks, Inc.†	362,500	4,302,875
Polycom, Inc.†	218,900	4,772,020

		12,226,715

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	387,600	11,833,428

Office Furnishings-Original - 0.3%

Herman Miller, Inc.#	136,500	4,071,795
HNI Corp.#	110,900	3,278,204

		7,349,999

Oil & Gas Drilling - 1.3%

Helmerich & Payne, Inc.	249,500	11,185,085
Patterson-UTI Energy, Inc.#	373,600	8,865,528
Pride International, Inc.†	402,400	14,261,056

		34,311,669

Oil Companies-Exploration & Production - 5.0%

Bill Barrett Corp.†#	81,200	3,762,808
Cimarex Energy Co.#	198,900	10,482,030
Denbury Resources, Inc.†	588,900	18,780,021
Encore Acquisition Co.†	130,700	4,809,760
Forest Oil Corp.†	209,900	10,354,367
Newfield Exploration Co.†	315,600	17,477,928
Pioneer Natural Resources Co.	288,100	12,903,999
Plains Exploration & Production Co.†	271,900	14,682,600
Quicksilver Resources, Inc.†#	247,700	8,520,880
Southwestern Energy Co.†	410,900	26,803,007

		128,577,400

Oil Field Machinery & Equipment - 1.3%

FMC Technologies, Inc.†	313,600	17,768,576
Grant Prideco, Inc.†	306,200	15,453,914

		33,222,490

Oil Refining & Marketing - 0.3%

Frontier Oil Corp.	254,200	9,077,482

Oil-Field Services - 1.0%

Exterran Holdings, Inc.†#	158,400	11,032,560
Superior Energy Services, Inc.†	194,100	7,897,929
Tidewater, Inc.#	132,300	7,428,645

		26,359,134

Optical Supplies - 0.1%

Advanced Medical Optics, Inc.†	145,900	3,338,192

Paper & Related Products - 0.7%

Louisiana-Pacific Corp.#	249,800	2,717,824
Potlatch Corp.#	94,500	3,900,015
Rayonier, Inc.	188,200	8,007,910
Temple-Inland, Inc.#	255,800	3,512,134

		18,137,883

Pharmacy Services - 0.2%

Omnicare, Inc.#	293,000	6,147,140

Physical Therapy/Rehabilation Centers - 0.1%

Psychiatric Solutions, Inc.†#	132,500	3,748,425

Pipelines - 1.1%

Equitable Resources, Inc.#	293,300	18,073,146
National Fuel Gas Co.#	201,300	9,471,165

		27,544,311

Power Converter/Supply Equipment - 0.2%

Hubbell, Inc., Class B	139,800	6,342,726

Printing-Commercial - 0.1%

Valassis Communications, Inc.†#	115,700	1,298,154

Private Corrections - 0.3%

Corrections Corp. of America†	299,400	8,041,884

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	108,500	3,958,080
Scholastic Corp.†#	63,000	2,196,810

		6,154,890

Publishing-Newspapers - 0.0%

Lee Enterprises, Inc.#	95,900	988,729

Racetrack - 0.1%

International Speedway Corp., Class A	74,600	2,972,064

Radio - 0.0%

Entercom Communications Corp., Class A#	63,600	710,412

Real Estate Investment Trusts - 5.1%

Alexandria Real Estate Equities, Inc.	76,800	7,050,240
AMB Property Corp.	238,700	11,977,966
BRE Properties, Inc., Class A#	122,400	5,270,544
Camden Property Trust	133,900	6,358,911
Cousins Properties, Inc.#	90,100	2,185,826
Duke Realty Corp.	351,000	8,044,920
Equity One, Inc.#	89,100	1,906,740
Federal Realty Investment Trust	136,500	9,784,320
Health Care REIT, Inc.#	204,600	8,421,336
Highwoods Properties, Inc.	137,900	4,065,292
Hospitality Properties Trust	226,500	8,228,745
Liberty Property Trust	220,800	6,559,968
Mack-Cali Realty Corp.	163,800	5,649,462
Nationwide Health Properties, Inc.	224,100	6,796,953
Realty Income Corp.#	243,900	5,612,139
Regency Centers Corp.	167,800	9,958,930
The Macerich Co.	174,800	11,187,200
UDR, Inc.#	323,700	7,234,695
Weingarten Realty Investors, Inc.#	182,600	5,863,286

		132,157,473

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.#	89,200	6,813,988

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	81,000	2,353,860

Rental Auto/Equipment - 0.4%

Avis Budget Group, Inc.†	250,400	2,862,072
Rent-A-Center, Inc.†#	161,300	2,766,295
United Rentals, Inc.†	182,000	3,658,200

		9,286,567

Research & Development - 0.4%

Pharmaceutical Product Development, Inc.	252,300	11,371,161

Respiratory Products - 0.3%

ResMed, Inc.†#	186,300	7,543,287

Retail-Apparel/Shoe - 1.9%

Aeropostale, Inc.†	161,300	4,332,518
American Eagle Outfitters, Inc.#	515,900	11,024,783
AnnTaylor Stores Corp.†	147,900	3,552,558
Charming Shoppes, Inc.†#	281,700	1,552,167
Chico’s FAS, Inc.†#	424,800	3,954,888
Collective Brands, Inc.†#	158,000	2,491,660
Foot Locker, Inc.	372,600	4,582,980
Pacific Sunwear of California, Inc.†	170,600	1,903,896
Ross Stores, Inc.#	326,600	9,095,810
Urban Outfitters, Inc.†#	272,200	7,833,916

		50,325,176

Retail-Auto Parts - 0.6%

Advance Auto Parts, Inc.	241,400	8,096,556
O’Reilly Automotive, Inc.†#	277,500	7,481,400

		15,577,956

Retail-Automobile - 0.6%

CarMax, Inc.†#	525,500	9,648,180
Copart, Inc.†	169,700	7,069,702

		16,717,882

Retail-Bookstore - 0.2%

Barnes & Noble, Inc.	116,100	3,264,732
Borders Group, Inc.#	141,800	1,313,068

		4,577,800

Retail-Catalog Shopping - 0.2%

Coldwater Creek, Inc.†#	144,600	799,638
MSC Industrial Direct Co., Inc., Class A#	114,600	4,650,468

		5,450,106

Retail-Discount - 0.5%

99 Cents Only Stores†#	113,300	1,052,557
BJ’s Wholesale Club, Inc.†#	154,500	4,876,020
Dollar Tree Stores, Inc.†	221,700	5,948,211

		11,876,788

Retail-Hair Salons - 0.1%

Regis Corp.	106,200	2,660,310

Retail-Mail Order - 0.2%

Williams-Sonoma, Inc.#	212,300	4,959,328

Retail-Major Department Stores - 0.2%

Saks, Inc.†#	341,800	5,318,408

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc.#	310,200	6,678,606

Retail-Restaurants - 0.8%

Bob Evans Farms, Inc.#	79,900	2,313,105
Brinker International, Inc.#	253,800	4,680,072
CBRL Group, Inc.#	57,200	2,083,224
Chipotle Mexican Grill, Inc., Class A†#	79,300	7,874,490
Ruby Tuesday, Inc.#	124,900	888,039
The Cheesecake Factory, Inc.†#	171,900	3,594,429

		21,433,359

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†#	200,700	5,535,306

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.#	196,900	5,152,873
First Niagara Financial Group, Inc.#	268,200	3,062,844
New York Community Bancorp, Inc.#	780,400	12,743,932
Washington Federal, Inc.	211,100	4,791,970

		25,751,619

Schools - 0.8%

Career Education Corp.†#	219,600	3,261,060
Corinthian Colleges, Inc.†#	204,600	1,626,570
DeVry, Inc.#	144,400	6,344,936
ITT Educational Services, Inc.†#	70,900	3,915,098
Strayer Education, Inc.#	34,900	5,433,930

		20,581,594

Semiconductor Components-Integrated Circuits - 0.7%

Atmel Corp.†	1,083,800	3,522,350
Cypress Semiconductor Corp.†	383,800	8,343,812
Integrated Device Technology, Inc.†	458,700	3,848,493
TriQuint Semiconductor, Inc.†#	341,500	1,611,880

		17,326,535

Semiconductor Equipment - 0.5%

Lam Research Corp.†	300,800	12,104,192

Soap & Cleaning Preparation - 0.3%

Church & Dwight Co., Inc.#	159,000	8,500,140

Steel-Producers - 1.1%

Carpenter Technology Corp.	118,600	7,451,638
Reliance Steel & Aluminum Co.	156,900	8,701,674
Steel Dynamics, Inc.	232,700	13,557,102

		29,710,414

Telecom Services - 0.2%

NeuStar Inc.†#	185,400	4,757,364

Telecommunication Equipment - 1.2%

ADC Telecommunications, Inc.†#	283,400	3,874,078
ADTRAN, Inc.	141,000	2,597,220
CommScope, Inc.†#	160,566	6,724,504
Harris Corp.	330,400	16,133,432
Plantronics, Inc.	117,200	2,210,392

		31,539,626

Telephone-Integrated - 0.6%

Cincinnati Bell, Inc.†#	599,300	2,325,284
Telephone and Data Systems, Inc.	256,300	12,020,470

		14,345,754

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†#	133,400	9,526,094

Tobacco - 0.1%

Universal Corp.#	65,900	3,750,369

Transactional Software - 0.1%

ACI Worldwide, Inc†#	86,200	1,522,292

Transport-Equipment & Leasng - 0.2%

GATX Corp.#	115,500	4,155,690

Transport-Marine - 0.3%

Alexander & Baldwin, Inc.#	103,100	4,540,524
Overseas Shipholding Group, Inc.#	69,700	4,371,584

		8,912,108

Transport-Rail - 0.3%

Kansas City Southern†#	185,300	6,633,740

Transport-Truck - 0.6%

Con-way, Inc.	108,800	4,929,728
J.B. Hunt Transport Services, Inc.#	211,100	5,777,807
Werner Enterprises, Inc.#	108,900	1,937,331
YRC Worldwide, Inc.†#	136,600	1,879,616

		14,524,482

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†	203,100	6,521,541

Vitamins & Nutrition Products - 0.1%

NBTY, Inc.†	135,300	3,864,168

Water - 0.2%

Aqua America, Inc.#	321,500	6,121,360

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†#	699,500	2,203,425

X-Ray Equipment - 0.7%

Hologic, Inc.†#	302,200	18,225,682

Total Long-Term Investment Securities (Cost $2,374,893,352)		2,491,607,382

SHORT-TERM INVESTMENT SECURITIES - 26.8%
Collective Investment Pool - 23.1%

Securities Lending Quality Trust(1)	596,142,569	596,142,569

Commercial Paper - 3.5%

Erste Finance LLC 3.13% due 03/03/08	$91,000,000	90,984,201

U.S. Government Treasuries - 0.2%

United States Treasury Bills 1.96% due 03/27/08 (2)	2,140,000	2,136,971
1.99% due 03/27/08	390,000	389,439
2.22% due 04/17/08 (2)	2,050,000	2,044,060

		4,570,470

Total Short-Term Investment Securities (Cost $691,697,240)		691,697,240

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $638,132 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 06/12/37 and having an approximate value of $658,813 (Cost $638,000)	638,000	638,000

TOTAL INVESTMENTS (Cost $3,067,228,592) (3)	123.2%	3,183,942,622
Liabilities in excess of other assets	(23.2)	(599,523,516)

NET ASSETS	100.0%	$2,584,419,106

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
1,266 Long	S&P Midcap 400 E-mini Index	March 2008	$101,931,285	$99,938,040	$(1,993,245)

See Notes to Portfolio of Investments

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.7%
Advertising Sales - 1.2%

Focus Media Holding, Ltd. ADR†#	39,822	$2,005,834
Lamar Advertising Co., Class A†#	53,044	2,021,507

		4,027,341

Advertising Services - 1.4%

Aeroplan Income Fund	235,969	4,854,836

Airlines - 0.4%

UAL Corp.#	45,930	1,391,679

Airport Development/Maintenance - 0.7%

Grupo Aeroportuario del Pacifico SA de CV ADR	54,133	2,488,494

Apparel Manufacturers - 2.2%

Coach, Inc.†	92,830	2,814,606
Guess ?, Inc.#	58,500	2,406,105
Phillips-Van Heusen Corp.	55,600	2,029,956

		7,250,667

Applications Software - 1.9%

Salesforce.com, Inc.†#	104,619	6,247,847

Banks-Fiduciary - 0.6%

Northern Trust Corp.#	28,500	1,927,455

Beverages-Non-alcoholic - 0.8%

Hansen Natural Corp.†#	63,200	2,622,800

Broadcast Services/Program - 1.5%

Discovery Holding Co., Class A†	116,034	2,618,887
Grupo Televisa SA ADR#	114,455	2,518,010

		5,136,897

Building Products-Cement - 1.6%

Martin Marietta Materials, Inc.#	35,940	3,867,144
Texas Industries, Inc.#	25,996	1,497,370

		5,364,514

Building-Heavy Construction - 1.1%

Chicago Bridge & Iron Co. NV	79,700	3,707,644

Building-Residential/Commercial - 0.7%

Gafisa SA†	21,375	837,259
NVR, Inc.†#	2,805	1,516,607

		2,353,866

Casino Hotel - 1.7%

Wynn Resorts, Ltd.#	56,768	5,716,538

Casino Services - 0.5%

Bally Technologies, Inc.†#	42,900	1,626,339

Cellular Telecom - 0.7%

NII Holdings, Inc.†#	61,122	2,428,377

Chemicals-Diversified - 1.6%

FMC Corp.	97,100	5,496,831

Chemicals-Specialty - 0.9%

The Mosaic Co.†	26,700	2,971,710

Coal - 1.9%

CONSOL Energy, Inc.	48,700	3,700,226
Foundation Coal Holdings, Inc.	46,100	2,663,197

		6,363,423

Commercial Services - 0.7%

Iron Mountain, Inc.†#	80,621	2,425,080

Commercial Services-Finance - 0.8%

Morningstar, Inc.†#	38,613	2,517,181

Computer Services - 0.8%

IHS, Inc.†#	45,143	2,783,066

Consulting Services - 0.8%

Corporate Executive Board Co.#	65,028	2,640,787

Containers-Metal/Glass - 0.6%

Greif, Inc., Class A#	28,900	1,889,771

Data Processing/Management - 2.7%

Mastercard, Inc., Class A#	47,866	9,094,540

Diagnostic Equipment - 1.2%

Gen-Probe, Inc.†	81,463	3,894,746

Distribution/Wholesale - 1.1%

Li & Fung, Ltd.(3)	1,066,000	3,832,001

Diversified Operations - 1.3%

Leucadia National Corp.#	97,465	4,411,266

E-Commerce/Services - 3.3%

Alibaba.com, Ltd.†(3)	663,500	1,550,584
Ctrip.com International, Ltd. ADR	66,018	4,002,011
Monster Worldwide, Inc.†#	83,030	2,207,768
priceline.com, Inc.†#	29,041	3,311,255

		11,071,618

Electronic Components-Semiconductors - 1.6%

Cree, Inc.†#	51,900	1,603,710
MEMC Electronic Materials, Inc.†	48,700	3,714,836

		5,318,546

Energy-Alternate Sources - 1.5%

Covanta Holding Corp.†	19,651	563,591
First Solar, Inc.†#	21,000	4,309,200

		4,872,791

Engineering/R&D Services - 1.5%

Aecom Technology Corp.†#	48,865	1,266,581
Fluor Corp.	25,800	3,592,650

		4,859,231

Finance-Investment Banker/Broker - 0.9%

Investment Technology Group, Inc.†	63,100	2,939,198

Finance-Other Services - 2.3%

CME Group, Inc.	5,100	2,617,830
IntercontinentalExchange, Inc.†	37,903	4,938,761

		7,556,591

Hazardous Waste Disposal - 1.1%

Stericycle, Inc.†	69,952	3,769,713

Hotels/Motels - 1.2%

Choice Hotels International, Inc.#	49,568	1,608,482
Marriott International, Inc., Class A	75,205	2,564,490

		4,172,972

Industrial Audio & Video Products - 0.9%

Dolby Laboratories, Inc., Class A†	69,300	3,066,525

Insurance-Property/Casualty - 0.6%

Alleghany Corp.†#	5,538	1,999,218

Internet Application Software - 1.1%

Tencent Holdings, Ltd.(3)	611,000	3,783,878

Internet Content-Information/News - 1.7%

Baidu.com ADR†#	22,630	5,687,598

Internet Infrastructure Software - 0.6%

Akamai Technologies, Inc.†#	53,446	1,879,161

Investment Management/Advisor Services - 1.0%

Calamos Asset Management, Inc., Class A	92,581	1,702,565
Glg Partners Inc.†	134,849	1,754,385

		3,456,950

Machinery-Construction & Mining - 1.0%

Bucyrus International, Inc.	33,400	3,335,992

Machinery-Farming - 1.4%

AGCO Corp.†#	74,000	4,799,640

Machinery-General Industrial - 0.8%

The Manitowoc Co., Inc.	69,300	2,823,282

Machinery-Pumps - 1.0%

Flowserve Corp.	30,800	3,354,120

Medical Instruments - 2.1%

Intuitive Surgical, Inc.†	11,000	3,101,120
Techne Corp.†	55,261	3,779,300

		6,880,420

Medical Labs & Testing Services - 1.0%

Covance, Inc.†	40,673	3,433,208

Medical Products - 0.9%

Varian Medical Systems, Inc.†	56,600	2,968,670

Medical-Biomedical/Gene - 1.9%

Illumina, Inc.†#	68,713	4,975,508
Millennium Pharmaceuticals, Inc.†#	103,200	1,443,768

		6,419,276

Medical-Drugs - 0.7%

Allergan, Inc.	40,120	2,376,308

Medical-Nursing Homes - 0.6%

Sun Healthcare Group, Inc.†	132,400	1,951,576

Metal-Iron - 0.5%

Cleveland-Cliffs, Inc.#	14,800	1,768,008

Mining - 1.8%

Barrick Gold Corp.	62,800	3,262,460
Yamana Gold, Inc.	162,700	2,926,973

		6,189,433

Oil & Gas Drilling - 2.4%

Helmerich & Payne, Inc.	52,100	2,335,643
Nabors Industries, Ltd.†#	70,000	2,207,100
Transocean, Inc.†	23,852	3,351,444

		7,894,187

Oil Companies-Exploration & Production - 9.8%

Duvernay Oil Corp.†	69,400	2,732,918
Quicksilver Resources, Inc.†#	144,300	4,963,920
Range Resources Corp.	86,305	5,280,140
Sandridge Energy, Inc.†	57,000	2,145,480
Southwestern Energy Co.†	101,902	6,647,067
Ultra Petroleum Corp.†	139,257	10,927,497

		32,697,022

Oil Field Machinery & Equipment - 1.4%

Cameron International Corp.†#	54,400	2,310,912
National-Oilwell Varco, Inc.†	36,400	2,267,720

		4,578,632

Pipelines - 0.8%

Questar Corp.	50,208	2,773,992

Precious Metals - 0.6%

PAN American Silver Corp.†	51,500	2,060,000

Real Estate Investment Trusts - 0.5%

SL Green Realty Corp.	18,000	1,647,000

Real Estate Operations & Development - 1.1%

Brookfield Asset Management, Inc. Class A	71,402	2,117,070
Forest City Enterprises, Inc., Class A#	47,595	1,672,964

		3,790,034

Respiratory Products - 1.0%

ResMed, Inc.†#	79,400	3,214,906

Retail-Apparel/Shoe - 3.1%

Abercrombie & Fitch Co., Class A#	65,303	5,062,942
Lululemon Athletica, Inc.†#	60,027	1,614,726
Urban Outfitters, Inc.†#	128,500	3,698,230

		10,375,898

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A†	45,500	1,927,380

Retail-Restaurants - 1.2%

Starbucks Corp.†#	218,865	3,933,004

School - 0.7%

Apollo Group, Inc., Class A†	36,009	2,210,232

Sugar - 0.7%

Cosan, Ltd. Class A†	152,900	2,293,500

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†#	21,547	1,538,671

Transport-Marine - 1.4%

DryShips, Inc.#	62,600	4,713,780

Transport-Services - 2.2%

C.H. Robinson Worldwide, Inc.#	85,476	4,339,617
Expeditors International of Washington, Inc.#	79,020	3,107,066

		7,446,683

Transport-Truck - 0.6%

J.B. Hunt Transport Services, Inc.#	69,700	1,907,689

Water Treatment Systems - 1.0%

Nalco Holding Co.	158,549	3,424,658

Web Hosting/Design - 0.5%

Equinix, Inc.†#	25,604	1,775,637

Web Portals/ISP - 1.0%

Sohu.com, Inc.†#	71,100	3,205,188

X-Ray Equipment - 0.7%

Hologic, Inc.†#	40,100	2,418,431

Total Long-Term Investment Securities (Cost $311,293,306)		322,026,143

EXCHANGE TRADED FUNDS - 0.5%
Index Fund - 0.5%
SPDR S&P Homebuilders ETF
(Cost $1,724,859)	75,600	1,542,240

SHORT-TERM INVESTMENT SECURITIES - 26.8%
Collective Investment Pool - 24.7%

Securities Lending Quality Trust(1)	82,655,748	82,655,748

Time Deposits - 2.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 03/03/08	$653,000	653,000
2.20% due 03/03/08	6,296,000	6,296,000

		6,949,000

Total Short-Term Investment Securities (Cost $89,604,748)		89,604,748

TOTAL INVESTMENTS (Cost $408,918,913) (2)	123.5%	413,173,131
Liabilities in excess of other assets	(23.5)	(78,573,874)

NET ASSETS	100.0%	$334,599,257

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at February 29, 2008, see Note 1 regarding fair value pricing procedure for foreign equity securities.
ADR	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I MONEY MARKET I FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 83.0%
Certificates of Deposit - 20.3%

ABN Amro Bank NV
4.61% due 04/04/08	$6,000,000	$6,000,221
Bank of America Corp.
3.59% due 07/14/08	8,000,000	8,000,000
Bank of America Corp.
4.66% due 03/28/08	14,000,000	14,000,000
Barclays Bank PLC 3.08% due 03/17/08	2,100,000	2,099,982
Barclays Bank PLC 3.97% due 07/14/08	6,000,000	6,004,849
BNP Paribas 3.52% due 10/15/08	6,000,000	6,000,000
BNP Paribas 4.42% due 04/09/08	6,000,000	6,000,129
Calyon 5.33% due 03/04/08	14,000,000	14,000,006
Citibank NA 3.07% due 05/06/08	6,500,000	6,500,000
Fortis Bank 3.07% due 04/28/08	4,000,000	3,999,763
Fortis Bank 3.08% due 03/25/08	7,000,000	7,000,000
Nordea Bank Finland 4.61% due 11/05/08	6,400,000	6,433,360
Royal Bank of Canada 3.09% due 04/04/08	4,500,000	4,499,915
Royal Bank of Scotland 4.35% due 04/08/08	6,000,000	6,002,060
UBS AG 5.05% due 03/20/08	14,000,000	14,004,351
Wells Fargo Bank NA 2.89% due 03/17/08	8,000,000	8,000,000

Total Certificates of Deposit
(amortized cost $118,544,636)		118,544,636

Commercial Paper - 28.1%

Bank of Scotland PLC 3.10% due 03/11/08	7,500,000	7,493,542
Bank of Scotland PLC 3.73% due 05/19/08	6,000,000	5,950,888
Barclays U.S. Funding LLC 4.18% due 06/09/08	6,000,000	5,930,417
Barclays U.S. Funding LLC 4.33% due 04/08/08	6,000,000	5,972,577
Deutsche Bank Financial LLC 3.00% due 04/30/08	6,750,000	6,716,250
Deutsche Bank Financial LLC 3.08% due 03/03/08	7,000,000	6,998,802
Dexia Delaware LLC 2.97% due 05/06/08	6,500,000	6,464,607
Dexia Delaware LLC 3.75% due 04/17/08	6,000,000	5,970,625
Dexia Delaware LLC 3.83% due 03/07/08	6,000,000	5,996,170
General Electric Capital Corp. 4.21% due 03/28/08	6,000,000	5,981,055
General Electric Co. 3.83% due 03/14/08	6,000,000	5,991,702
J.P. Morgan Chase & Co. 2.98% due 05/01/08	6,500,000	6,467,178
J.P. Morgan Chase & Co. 3.00% due 03/07/08	6,750,000	6,746,625
Lloyds TSB Bank PLC 3.77% due 07/15/08	6,000,000	5,914,547
Lloyds TSB Bank PLC 4.47% due 04/02/08	6,000,000	5,976,160
Nordea North America, Inc. 2.99% due 03/13/08	7,000,000	6,993,035
Nordea North America, Inc. 3.72% due 04/15/08	6,000,000	5,972,100
Rabobank Nederland 3.20% due 03/03/08	8,500,000	8,500,005
Royal Bank of Canada 3.71% due 05/12/08	6,500,000	6,451,770
State Street Corp. 3.01% due 03/05/08	9,500,000	9,496,823
State Street Corp. 3.04% due 03/11/08	6,500,000	6,494,511
State Street Corp. 3.85% due 03/28/08	6,000,000	5,982,675
Svenska Handelsbank, Inc. 2.98% due 05/12/08	7,000,000	6,958,280
Svenska Handelsbank, Inc. 3.81% due 04/16/08	6,000,000	5,970,790
UBS Finance Delaware LLC 2.98% due 05/01/08	6,500,000	6,467,178

Total Commercial Paper
(amortized cost $163,858,312)		163,858,312

Corporate Notes - 0.9%
Cheyne Finance LLC*(1)(3)(4)(5)(6)(7) 5.20% due 01/07/08†
(amortized cost $5,000,000)	5,000,000	5,000,000

Medium Term Notes - 10.0%
General Electric Capital Corp. 3.22% due 04/11/08(1)	8,500,000	8,500,704
J.P. Morgan Chase & Co. 4.79% due 04/01/08(1)	8,000,000	8,006,132
Merrill Lynch & Co., Inc. 3.11% due 08/22/08(1)	8,000,000	8,000,000
Merrill Lynch & Co., Inc. 3.26% due 09/12/08(1)	3,000,000	3,000,000
Royal Bank of Scotland PLC 3.12% due 06/06/08(1)	5,000,000	5,000,698
Royal Bank of Scotland PLC 3.12% due 07/28/08*(1)	7,000,000	6,995,586
Wachovia Bank NA 4.85% due 06/27/08(1)	12,500,000	12,517,104
Wachovia Bank NA 5.20% due 10/03/08	1,500,000	1,498,026
Wells Fargo & Co. 3.19% due 09/03/08(1)	5,000,000	5,000,000

Total Medium Term Notes
(amortized cost $58,518,250)		58,518,250

U.S. Government Agencies - 14.1%

Federal Home Loan Bank
2.66% due 03/17/08	10,000,000	9,988,178
2.66% due 03/18/08	10,000,000	9,987,439
2.69% due 04/04/08	12,000,000	11,969,570

2.70% due 05/21/08	7,000,000	6,957,475
2.74% due 03/31/08	7,000,000	6,984,017
2.76% due 03/12/08	7,000,000	6,994,097
2.90% due 03/28/08	5,235,000	5,223,614
4.00% due 04/04/08	6,000,000	5,977,333
5.80% due 09/02/08	12,000,000	12,085,370
Federal National Mtg. Assoc. 2.90% due 04/01/08	5,990,000	5,975,041

Total U.S. Government Agencies
(amortized cost $82,142,134)		82,142,134

U.S. Government Treasuries - 9.6%

United States Treasury Notes
2.63% due 05/15/08	8,000,000	7,976,911
3.13% due 09/15/08	15,000,000	14,932,295
4.13% due 08/15/08	15,000,000	14,999,341
4.88% due 04/30/08	10,000,000	10,012,081
4.88% due 05/31/08	8,000,000	8,014,814

Total U.S. Government Treasuries
(amortized cost $55,935,442)		55,935,442

Total Short-Term Investment Securities - 83.0%
(amortized cost $483,998,774)		483,998,774

REPURCHASE AGREEMENT - 16.5%

UBS Securities, LLC Joint Repurchase Agreement(2) (cost $95,930,000)	95,930,000	95,930,000

TOTAL INVESTMENTS -
(amortized cost $579,928,774)(8)	99.5%	579,928,774
Other assets less liabilities	0.5	2,798,299

NET ASSETS	100.0%	$582,727,073

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Money Market I Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $11,995,586 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 29, 2008.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. According to additional public reports, as of April 17, 2008, the Receiver is in the process of negotiating a refinancing of SIV Portfolio or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the Fund.
(4)	Fair valued security; see Note 1
(5)	Illiquid security
(6)	Security in default
(7)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(8)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I NASDAQ-100 INDEX FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.0%
Advertising Sales - 0.5%

Focus Media Holding, Ltd. ADR†#	5,792	$291,743
Lamar Advertising Co., Class A†#	4,084	155,641

		447,384

Airlines - 0.4%

Ryanair Holdings PLC ADR†#	6,260	178,911
UAL Corp.#	5,870	177,861

		356,772

Applications Software - 7.1%

Citrix Systems, Inc.†#	12,135	399,605
Infosys Technologies, Ltd. ADR#	6,023	234,415
Intuit, Inc.†	22,566	599,353
Microsoft Corp.	173,353	4,718,669

		5,952,042

Auto-Heavy Duty Trucks - 1.1%

PACCAR, Inc.#	22,228	964,251

Beverages-Non-alcoholic - 0.2%

Hansen Natural Corp.†#	4,915	203,972

Broadcast Services/Program - 0.8%

Discovery Holding Co., Class A†	12,866	290,386
Liberty Global, Inc., Class A†#	10,182	382,843

		673,229

Cable TV - 1.8%

Comcast Corp., Class A†	78,338	1,530,724

Casino Hotel - 0.8%

Wynn Resorts, Ltd.#	6,710	675,697

Cellular Telecom - 1.4%

Leap Wireless International, Inc.†#	3,649	156,031
Millicom International Cellular SA†#	5,627	621,784
NII Holdings, Inc.†#	9,063	360,073

		1,137,888

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.#	6,723	369,899

Computer Aided Design - 0.5%

Autodesk, Inc.†	12,953	402,709

Computer Services - 0.5%

Cognizant Technology Solutions Corp., Class A†	15,235	460,249

Computers - 14.9%

Apple, Inc.†	65,749	8,219,940
Dell, Inc.†	44,387	881,082
Research In Motion, Ltd.†	30,155	3,130,089
Sun Microsystems, Inc.†	19,406	318,258

		12,549,369

Computers-Memory Devices - 0.8%

Network Appliance, Inc.†	19,377	418,931
SanDisk Corp.†#	11,316	266,492

		685,423

Computers-Periphery Equipment - 0.3%

Logitech International SA†#	9,532	243,829

Data Processing/Management - 1.4%

Fiserv, Inc.†	11,088	583,450
Paychex, Inc.	19,139	602,113

		1,185,563

Dental Supplies & Equipment - 0.7%

Dentsply International, Inc.	7,828	305,605
Patterson Cos., Inc.†#	7,220	254,144

		559,749

Distribution/Wholesale - 0.4%

Fastenal Co.#	7,722	313,977

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	14,842	956,864

E-Commerce/Services - 3.2%

eBay, Inc.†	54,350	1,432,666
Expedia, Inc.†	15,051	345,120
IAC/InterActive Corp.†	15,861	315,634
Liberty Media Corp., Series A†	30,044	431,432
Monster Worldwide, Inc.†#	7,038	187,140

		2,711,992

Electronic Components-Misc. - 0.6%

Flextronics International, Ltd.†	48,600	492,804

Electronic Components-Semiconductors - 5.3%

Altera Corp.	25,433	435,159
Broadcom Corp., Class A†#	23,116	437,124
Intel Corp.	110,234	2,199,168
Microchip Technology, Inc.#	9,589	295,149
NVIDIA Corp.†	29,373	628,289
Xilinx, Inc.#	20,998	469,515

		4,464,404

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	15,164	161,042

Electronic Forms - 1.2%

Adobe Systems, Inc.†	30,276	1,018,787

Electronic Measurement Instruments - 0.8%

Garmin, Ltd.#	10,831	635,888

Engineering/R&D Services - 0.6%

Foster Wheeler, Ltd.†	8,083	529,032

Enterprise Software/Service - 3.0%

BEA Systems, Inc.†	20,232	385,824
Oracle Corp.†	114,970	2,161,436

		2,547,260

Entertainment Software - 1.4%

Activision, Inc.†	14,014	381,881
Electronic Arts, Inc.†	17,096	808,470

		1,190,351

Food-Retail - 0.3%

Whole Foods Market, Inc.#	7,358	258,634

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†	4,916	264,923

Internet Content-Information/News - 0.4%

Baidu.com ADR†#	1,287	323,462

Internet Infrastructure Software - 0.4%

Akamai Technologies, Inc.†#	8,572	301,392

Internet Security - 1.7%

Check Point Software Technologies†	11,842	259,577
Symantec Corp.†	48,826	822,230
VeriSign, Inc.†#	11,217	390,351

		1,472,158

Linen Supply & Related Items - 0.4%

Cintas Corp.	10,262	295,340

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	5,713	379,172

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	2,055	579,346

Medical Products - 0.3%

Henry Schein, Inc.†#	4,806	287,495

Medical-Biomedical/Gene - 5.7%

Amgen, Inc.†	27,294	1,242,423
Biogen Idec, Inc.†	17,170	1,002,041
Celgene Corp.†#	20,606	1,161,560
Genzyme Corp.†	17,953	1,273,227
Vertex Pharmaceuticals, Inc.†#	7,870	137,725

		4,816,976

Medical-Drugs - 0.3%

Cephalon, Inc.†#	3,516	212,155

Medical-Generic Drugs - 1.9%

Teva Pharmaceutical Industries, Ltd. ADR	33,308	1,634,424

Networking Products - 4.0%

Cisco Systems, Inc.†	116,699	2,843,955
Juniper Networks, Inc.†	18,456	494,990

		3,338,945

Pharmacy Services - 0.8%

Express Scripts, Inc.†	12,109	715,642

Radio - 0.3%

Sirius Satellite Radio, Inc.†#	85,651	243,249

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.†#	19,174	543,391

Retail-Discount - 0.9%

Costco Wholesale Corp.	12,310	762,235

Retail-Major Department Stores - 0.9%

Sears Holdings Corp.†#	7,750	741,055

Retail-Office Supplies - 0.7%

Staples, Inc.	25,573	568,999

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.#	6,861	147,717

Retail-Restaurants - 1.2%

Starbucks Corp.†#	54,677	982,546

School - 0.7%

Apollo Group, Inc., Class A†	9,080	557,330

Semiconductor Components-Integrated Circuits - 0.9%

Linear Technology Corp.#	16,082	445,632
Marvell Technology Group, Ltd.†#	30,458	344,480

		790,112

Semiconductor Equipment - 1.8%

Applied Materials, Inc.	38,371	735,572
KLA-Tencor Corp.#	11,884	499,247
Lam Research Corp.†	6,922	278,541

		1,513,360

Steel-Producer - 0.4%

Steel Dynamics, Inc.	5,360	312,274

Telecom Services - 0.3%

Virgin Media, Inc.#	19,226	288,390

Telecommunication Equipment - 0.1%

Tellabs, Inc.†#	13,476	88,672

Telephone-Integrated - 0.2%

Level 3 Communications, Inc.†#	80,656	179,863

Television - 0.4%

DISH Network Corp. Class A†	11,675	346,164

Therapeutics - 3.0%

Amylin Pharmaceuticals, Inc.†#	6,995	185,158
Gilead Sciences, Inc.†	49,351	2,335,289

		2,520,447

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.#	9,033	458,605
Expeditors International of Washington, Inc.#	11,265	442,940

		901,545

Web Portals/ISP - 5.4%

Google, Inc., Class A†	7,713	3,634,211
Yahoo!, Inc.†	34,589	960,883

		4,595,094

Wireless Equipment - 5.3%

QUALCOMM, Inc.	106,265	4,502,448

X-Ray Equipment - 0.5%

Hologic, Inc.†	7,130	430,010

Total Long-Term Investment Securities (Cost $66,498,434)		79,316,115

SHORT-TERM INVESTMENT SECURITIES - 25.1%
Collective Investment Pool - 19.9%

Securities Lending Quality Trust(1)	1,680,792	16,807,912

Commercial Paper - 4.7%

Erste Finance LLC 3.13% due 03/03/08	$4,000,000	3,999,305

U.S. Government Treasuries - 0.5%

United States Treasury Bills
1.97% due 03/27/08 (2)	190,000	189,731
2.30% due 04/17/08 (2)	200,000	199,402

		389,133

Total Short-Term Investment Securities (Cost $21,196,351)		21,196,350

REPURCHASE AGREEMENT - 0.8%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of 715,148 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/09/16 and having an approximate value of 734,063 (Cost $715,000)	715,000	715,000

TOTAL INVESTMENTS (Cost $88,409,785) (3)	119.9%	101,227,465
Liabilities in excess of other assets	(19.9)	(16,820,848)

NET ASSETS	100.0%	$84,406,617

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR –	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
141 Long	NASDAQ 100 E-Mini Index	March 2008	$5,291,729	$4,930,065	$(361,664)

See Notes to Portfolio of Investments

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 89.1%
Advertising Sales - 0.9%

Focus Media Holding, Ltd. ADR†#	143,105	$7,208,199

Agricultural Chemicals - 0.7%

Monsanto Co.	47,953	5,547,203

Applications Software - 9.2%

Citrix Systems, Inc.†	39,000	1,284,270
Infosys Technologies, Ltd. ADR#	171,095	6,659,017
Microsoft Corp.	1,524,043	41,484,451
Red Hat, Inc.†#	515,042	9,183,199
Salesforce.com, Inc.†#	217,018	12,960,315
Satyam Computer Services, Ltd. ADR#	112,700	2,815,246

		74,386,498

Cable TV - 0.4%

Comcast Corp., Class A	161,360	3,152,974

Casino Services - 0.3%

International Game Technology	45,368	2,048,365

Cellular Telecom - 0.8%

NII Holdings, Inc.†#	82,627	3,282,771
OAO Vimpel-Communications ADR	12,985	450,969
Vodafone Group PLC ADR	97,000	3,126,310

		6,860,050

Chemicals-Diversified - 0.1%

Wacker Chemie AG#(1)	2,379	507,973

Commercial Services - 0.4%

Iron Mountain, Inc.†#	120,700	3,630,656

Commercial Services-Finance - 1.1%

The Western Union Co.	429,800	8,939,840

Computer Aided Design - 0.5%

Autodesk, Inc.	142,668	4,435,548

Computer Services - 1.5%

Cognizant Technology Solutions Corp., Class A†	163,652	4,943,927
DST Systems, Inc.†#	81,100	5,698,086
Telecity Group PLC†(1)	403,171	1,889,928

		12,531,941

Computer Software - 0.3%

Temenos Group AG†#(1)	87,361	2,188,589

Computers - 8.3%

Apple, Inc.†	53,945	6,744,204
Dell, Inc.	342,562	6,799,856
Foxconn Technology Co., Ltd.(1)	201,000	1,303,834
Hewlett-Packard Co.	568,308	27,148,073
International Business Machines Corp.	126,135	14,361,731
Palm, Inc.#	306,800	1,984,996
Research In Motion, Ltd.†	71,300	7,400,940
Wistron Corp.(1)	754,000	1,227,477

		66,971,111

Computers-Integrated Systems - 0.4%

Riverbed Technology, Inc.†#	143,209	2,872,773

Computers-Memory Devices - 3.1%

EMC Corp.†	515,913	8,017,288
Network Appliance, Inc.†	799,189	17,278,466

		25,295,754

Computers-Periphery Equipment - 0.1%

Innolux Display Corp.†*	82,255	467,208

Consulting Services - 1.1%

Accenture Ltd., Class A	255,214	8,996,294

Data Processing/Management - 0.6%

Automatic Data Processing, Inc.	126,800	5,065,660

Distribution/Wholesale - 0.6%

Ingram Micro, Inc., Class A†	324,500	4,955,115

E-Commerce/Services - 1.7%

Alibaba.com, Ltd.†#(1)	42,000	98,153
Ctrip.com International, Ltd. ADR	26,120	1,583,395
eBay, Inc.†	283,045	7,461,066
Monster Worldwide, Inc.†#	177,093	4,708,903

		13,851,517

E-Marketing/Info - 0.2%

Digital River, Inc.†#	50,400	1,644,552

Electric Products-Misc. - 0.8%

LG Electronics, Inc.(1)	51,840	5,568,294
Stanley Electric Co., Ltd.(1)	35,100	743,323

		6,311,617

Electronic Components-Misc. - 1.9%

Hon Hai Precision Industry Co., Ltd.(1)	402,360	2,393,166
Hon Hai Precision Industry Co., Ltd. GDR†*	837,720	9,968,868
Koninklijke Philips Electronics NV	17,519	681,839
Tyco Electronics, Ltd.	77,225	2,540,703

		15,584,576

Electronic Components-Semiconductors - 9.1%

Advanced Micro Devices, Inc.†#	201,000	1,449,210
Altera Corp.	584,183	9,995,371
Broadcom Corp., Class A†	399,941	7,562,884
Chartered Semiconductor Manufacturing, Ltd.†#(1)	2,273,741	1,168,392
Fairchild Semiconductor International, Inc.†	245,100	2,732,865
Intel Corp.	827,760	16,513,812
MEMC Electronic Materials, Inc.†	20,955	1,598,448
Microchip Technology, Inc.#	175,900	5,414,202
National Semiconductor Corp.	301,800	4,970,646
NVIDIA Corp.†	80,755	1,727,350
ON Semiconductor Corp.†#	900,433	5,402,598
PMC-Sierra, Inc.†#	602,533	2,886,133
QLogic Corp.†	100,700	1,596,095
Samsung Electronics Co., Ltd. GDR*	10,865	3,183,445
Xilinx, Inc.#	354,017	7,915,820

		74,117,271

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	70,500	748,710

Electronic Forms - 0.2%

Adobe Systems, Inc.†	50,586	1,702,219

Energy-Alternate Sources - 0.5%

First Solar, Inc.†#	12,954	2,658,161
Q-Cells AG†#(1)	348	27,718
Renewable Energy Corp. AS†#(1)	14,775	359,441
Sunpower Corp., Class A†#	6,716	441,376
Suntech Power Holdings Co., Ltd. ADR†#	8,325	309,440

		3,796,136

Engineering/R&D Services - 0.9%

ABB, Ltd.(1)	242,881	6,059,519
SAIC, Inc.†#	50,200	956,812

		7,016,331

Enterprise Software/Service - 1.3%

BMC Software, Inc.†	85,900	2,772,852
Oracle Corp.†	302,855	5,693,674
SAP AG ADR	35,925	1,703,204

		10,169,730

Entertainment Software - 4.5%

Activision, Inc.†	374,154	10,195,696
Electronic Arts, Inc.†	520,454	24,612,270
Take-Two Interactive Software, Inc.†#	70,500	1,868,250

		36,676,216

Food-Misc. - 0.0%

Orkla ASA(1)	28,375	352,199

Human Resources - 0.5%

Manpower, Inc.	64,900	3,679,830

Identification Systems - 0.1%

Cogent, Inc.†#	75,543	755,430

Industrial Audio & Video Products - 0.2%

Dolby Laboratories, Inc., Class A†	39,265	1,737,476

Internet Application Software - 0.7%

Tencent Holdings, Ltd.#(1)	921,665	5,707,804

Internet Security - 2.0%

McAfee, Inc.†	354,526	11,795,080
VeriSign, Inc.†#	138,400	4,816,320

		16,611,400

Machinery-Electrical - 0.1%

Nidec Corp.#(1)	15,035	992,793

Medical Products - 0.7%

Baxter International, Inc.	48,325	2,852,142
Becton Dickinson & Co.	32,120	2,904,290

		5,756,432

Medical-Biomedical/Gene - 0.1%

Amgen, Inc.†	25,200	1,147,104

Medical-Drugs - 0.1%

Roche Holding AG ADR	6,370	620,438

Motion Pictures & Services - 0.2%

Dreamworks Animation SKG, Inc., Class A†	50,176	1,273,467

Networking Products - 5.7%

Acme Packet, Inc.†#	76,800	615,936
BigBand Networks, Inc.†#	122,900	765,667
Cisco Systems, Inc.†	1,092,082	26,614,038
Foundry Networks, Inc.†	158,490	1,881,276
Juniper Networks, Inc.†	536,808	14,397,191
Starent Networks Corp.†#	104,300	1,640,639

		45,914,747

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.#	5,310	641,607

Oil Field Machinery & Equipment - 0.0%

Cameron International Corp.†#	3,287	139,632

Oil-Field Services - 0.0%

Weatherford International, Ltd.†	1,730	119,232

Power Converter/Supply Equipment - 0.2%

Delta Electronics, Inc.(1)	504,100	1,420,762

Semiconductor Components-Integrated Circuits - 4.6%

Analog Devices, Inc.	302,187	8,134,874
Marvell Technology Group, Ltd.†	1,067,100	12,068,901
Maxim Integrated Products, Inc.	575,174	10,508,429
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	654,335	6,373,223

		37,085,427

Semiconductor Equipment - 2.9%

Applied Materials, Inc.	282,200	5,409,774
ASM Pacific Technology, Ltd.(1)	101,900	676,552
ASML Holding NV (Chi-X)†(1)	219,534	5,301,939
ASML Holding NV (NY Registered Shares)†	3,530	85,002
Lam Research Corp.†	211,500	8,510,760
Varian Semiconductor Equipment Associates, Inc.†	96,400	3,256,392
Veeco Instruments, Inc.†#	7,499	116,234

		23,356,653

Telecom Equipment-Fiber Optics - 4.0%

Ciena Corp.†#	302,097	7,803,165
Corning, Inc.#	909,518	21,128,103
Finisar Corp.†#	802,900	1,292,669
JDS Uniphase Corp.#	151,037	1,986,137

		32,210,074

Telecom Services - 0.5%

Amdocs, Ltd.†	139,505	4,324,655
TELUS Corp.	1	40

		4,324,695

Telecommunication Equipment - 1.9%

ADC Telecommunications, Inc.†	295,000	4,032,650
Alcatel-Lucent ADR	303,400	1,780,958
Comverse Technology, Inc.†	343,100	5,650,857
Foxconn International Holdings, Ltd.†(1)	2,056,500	3,154,928
Optium Corp.†#	100,400	688,744

		15,308,137

Telephone-Integrated - 0.1%

AT&T, Inc.	15,585	542,826
Telefonica SA ADR	5,050	438,037

		980,863

Toys - 0.9%

Nintendo Co., Ltd.(1)	14,100	7,000,878

Web Hosting/Design - 0.3%

Equinix, Inc.†#	38,300	2,656,105

Web Portals/ISP - 4.2%

Google, Inc., Class A†	62,420	29,411,056
Yahoo!, Inc.†	171,041	4,751,519

		34,162,575

Wireless Equipment - 7.4%

American Tower Corp., Class A†	127,045	4,883,610
Crown Castle International Corp.†#	50,200	1,811,718
Motorola, Inc.	100,800	1,004,976
Nokia Oyj ADR	319,284	11,497,417
QUALCOMM, Inc.	962,621	40,786,251

		59,983,972

Total Common Stock (Cost $788,232,145 )		721,620,358

EXCHANGE TRADED FUNDS - 1.0%

iShares S&P GSTI Technology Index Fund	128,400	6,470,076
Powershares QQQ (Cost $8,561,615)	36,769	1,579,596

		8,049,672

CONVERTIBLE BONDS & NOTES - 0.2%
Communications Software - 0.2%

Liberty Media LLC 3.50% due 01/15/31 (Cost $1,916,339)	2,450,000	1,898,750

EQUITY CERTIFICATES - 0.1%
Banks-Special Purpose - 0.1%

Macquarie Bank, Ltd.-Bharti Airtel, Ltd. (Cost $1,129,833)	51,784	1,068,287

Total Long-Term Investment Securities (Cost $799,839,932)		732,637,067

SHORT-TERM INVESTMENT SECURITIES - 24.4%
Collective Investment Pool - 14.3%

Securities Lending Quality Trust(2)	116,247,536	116,247,536

Registered Investment Company - 1.9%

T. Rowe Price Reserve Investment Fund	15,093,433	15,093,433

Time Deposit - 8.2%

Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 03/03/08	$66,108,000	66,108,000

Total Short-Term Investment Securities (Cost $197,448,969)		197,448,969

TOTAL INVESTMENTS (Cost $997,288,901) (3)	114.8%	930,086,036
Liabilities in excess of other assets	(14.8)	(119,676,367)

NET ASSETS —	100.0%	$810,409,669

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $13,619,521 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open call option contracts written at February 29, 2008 for the Science & Technology Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 29, 2008	Unrealized Appreciation (Depreciation)
Yahoo, Inc.	Jul-08	32.50	250	$35,262	$19,500	$15,762

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.6%
Advertising Services - 3.8%

inVentiv Health, Inc.†	50,214	$1,596,805
Marchex, Inc., Class B#	77,207	681,738

		2,278,543

Aerospace/Defense - 0.9%

Esterline Technologies Corp.†#	10,400	544,960

Aerospace/Defense-Equipment - 0.7%

DRS Technologies, Inc.#	7,500	420,675

Appliances - 0.6%

Hhgregg, Inc.†#	28,700	331,198

Building & Construction Products-Misc. - 0.9%

Interline Brands, Inc.†#	30,500	541,985

Cable TV - 0.5%

LodgeNet Entertainment Corp.†#	29,900	278,369

Cellular Telecom - 0.9%

Centennial Communications Corp.†#	73,800	388,926
Virgin Mobile USA, Inc.†#	31,400	159,198

		548,124

Chemicals-Fibers - 0.3%

Zoltek Cos., Inc.†#	7,800	178,464

Commercial Services - 2.7%

Live Nation, Inc.†#	22,300	264,701
TeleTech Holdings, Inc.†#	60,778	1,371,759

		1,636,460

Commercial Services-Finance - 3.4%

Bankrate, Inc.†#	9,690	409,499
Dollar Financial Corp.†#	18,400	413,448
Global Cash Access Holdings, Inc.†#	85,851	452,435
Wright Express Corp.†#	27,410	793,246

		2,068,628

Computer Services - 3.9%

IHS, Inc.†#	5,600	345,240
SI International, Inc.†#	28,538	710,025
SYKES Enterprises, Inc.†#	77,386	1,299,311

		2,354,576

Computers-Periphery Equipment - 0.7%

Synaptics, Inc.†#	16,500	442,035

Consulting Services - 8.4%

Forrester Research, Inc.†#	20,200	538,128
FTI Consulting, Inc.†#	26,715	1,696,403
Gartner, Inc.†#	31,100	588,101
Huron Consulting Group, Inc.†	5,743	304,724
Navigant Consulting, Inc.†#	5,000	81,550
The Advisory Board Co.†#	15,257	847,831
Watson Wyatt Worldwide, Inc., Class A#	18,200	965,510

		5,022,247

Dental Supplies & Equipment - 1.1%

Sirona Dental Systems, Inc.†#	25,700	668,457

Diagnostic Kits - 0.7%

Inverness Medical Innovations, Inc.†#	13,400	390,610

Disposable Medical Products - 0.9%

Volcano Corp.†	43,000	527,180

Diversified Manufacturing Operations - 1.3%

Actuant Corp., Class A#	29,300	787,584

Drug Delivery Systems - 0.7%

Noven Pharmaceuticals, Inc.†#	31,600	428,496

E-Commerce/Products - 1.5%

Shutterfly, Inc.†#	59,692	912,691

E-Marketing/Info - 1.3%

Digital River, Inc.†#	15,000	489,450
ValueClick, Inc.†#	16,225	313,305

		802,755

E-Services/Consulting - 1.9%

GSI Commerce, Inc.†#	78,400	1,134,448

Educational Software - 2.6%

SkillSoft PLC ADR†#	176,410	1,547,116

Electronic Components-Semiconductors - 4.4%

Microsemi Corp.†#	55,644	1,210,257
PMC - Sierra, Inc.†#	196,900	943,151
Silicon Laboratories, Inc.†#	15,000	464,250

		2,617,658

Enterprise Software/Service - 2.0%

Epicor Software Corp.†#	39,800	440,586
Lawson Software, Inc.†	100,800	786,240

		1,226,826

Filtration/Separation Products - 1.0%

Polypore International, Inc.†#	31,750	570,548

Finance-Investment Banker/Broker - 0.7%

Evercore Partners, Inc., Class A#	21,871	429,546

Finance-Other Services - 0.5%

FCStone Group, Inc.†#	6,150	286,836

Gambling (Non-Hotel) - 0.8%

Pinnacle Entertainment, Inc.†#	28,800	451,008

Home Furnishings - 0.5%

Tempur-Pedic International, Inc.#	17,400	303,108

Hotel/Motel - 0.8%

Gaylord Entertainment Co.†#	16,500	496,485

Human Resources - 3.4%

On Assignment, Inc.†#	140,650	870,623
Resources Connection, Inc.#	72,199	1,162,404

		2,033,027

Instruments-Scientific - 1.1%

Varian, Inc.†#	12,136	657,164

Insurance Broker - 0.7%

eHealth, Inc.†	16,885	413,514

Insurance-Property/Casualty - 2.6%

First Mercury Financial Corp.†#	30,500	501,725
Navigators Group, Inc.†	6,315	345,620
Tower Group, Inc.#	24,450	694,624

		1,541,969

Internet Application Software - 0.9%

DealerTrack Holdings, Inc.†#	26,563	543,745

Internet Connectivity Services - 0.6%

Internap Network Services Corp.†#	54,700	382,900

Internet Content-Information/News - 0.7%

The Knot, Inc.†#	38,995	450,392

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†#	3,600	79,776

Internet Security - 1.3%

Secure Computing Corp.†#	98,446	799,382

Leisure Products - 0.6%

WMS Industries, Inc.†#	9,100	345,527

Lighting Products & Systems - 0.4%

Universal Display Corp.†#	13,297	226,581

Machinery-Electrical - 0.6%

Regal-Beloit Corp.#	10,000	369,200

Machinery-General Industrial - 2.1%

Gardner Denver, Inc.†	34,354	1,268,006

Medical Instruments - 2.5%

ev3, Inc.†#	36,600	323,544
SenoRx, Inc.†#	37,222	304,848
Spectranetics Corp.†#	43,559	392,031
Symmetry Medical, Inc.†#	25,651	456,588

		1,477,011

Medical Products - 1.3%

Orthofix International NV†#	8,764	350,998
PSS World Medical, Inc.†#	24,900	435,750

		786,748

Medical-Biomedical/Gene - 1.2%

Applera Corp. - Celera Group†	25,366	351,573
Exelixis, Inc.†#	56,385	359,736

		711,309

Medical-Drugs - 2.6%

Sciele Pharma, Inc.†#	76,342	1,580,279

Metal Processors & Fabrication - 0.8%

Kaydon Corp.#	11,400	486,894

Networking Products - 1.2%

Ixia†#	97,233	730,220

Office Furnishings-Original - 1.3%

Interface, Inc. Class A#	45,500	762,580

Oil Companies-Exploration & Production - 2.1%

Concho Resources, Inc.†#	27,800	647,740
PetroHawk Energy Corp.†#	34,900	630,992

		1,278,732

Physical Therapy/Rehabilation Centers - 1.0%

Psychiatric Solutions, Inc.†#	20,400	577,116

Printing-Commercial - 3.0%

VistaPrint, Ltd.†#	57,489	1,806,304

Real Estate Management/Services - 0.5%

HFF, Inc., Class A†	44,257	323,961

Recreational Vehicles - 0.9%

Polaris Industries, Inc.#	13,600	519,248

Rental Auto/Equipment - 0.7%

RSC Holdings, Inc.†#	36,800	414,736

Research & Development - 0.5%

Senomyx, Inc.†#	43,160	293,488

Resorts/Theme Parks - 1.6%

Great Wolf Resorts, Inc.†#	83,000	570,210
Vail Resorts, Inc.†#	9,100	411,775

		981,985

Retail-Restaurants - 0.2%

Texas Roadhouse, Inc., Class A†#	15,300	142,290

Semiconductor Components-Integrated Circuits - 1.2%

Power Integrations, Inc.†	28,282	743,817

Specified Purpose Acquisitions - 0.6%

Information Services Group Inc†#	63,200	338,120

Telecom Services - 2.1%

PAETEC Holding Corp.†#	91,000	702,520
SAVVIS, Inc.†#	28,100	545,983

		1,248,503

Theaters - 1.7%

Cinemark Holdings, Inc.#	37,874	546,901
National CineMedia, Inc.#	21,600	465,480

		1,012,381

Transactional Software - 3.2%

Innerworkings, Inc.†#	59,850	824,134
Solera Holdings, Inc.†	35,256	836,625
Synchronoss Technologies, Inc.†#	16,000	257,280

		1,918,039

Transport-Services - 0.6%

Hub Group, Inc., Class A†#	12,500	374,875

Ultra Sound Imaging Systems - 0.8%

SonoSite, Inc.†#	16,346	481,063

Wireless Equipment - 0.5%

Novatel Wireless, Inc.†#	29,899	316,331

Total Long-Term Investment Securities (Cost $68,299,713)		58,644,829

SHORT-TERM INVESTMENT SECURITIES - 28.2% Collective Investment Pool - 26.1%

Securities Lending Quality Trust(1)	15,645,974	15,645,974

Time Deposit - 2.1%

Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 03/03/08	$1,260,000	1,260,000

Total Short-Term Investment Securities (Cost $16,905,974)		16,905,974

TOTAL INVESTMENTS (Cost $85,205,687)(2)	125.8%	75,550,803
Liabilities in excess of other assets	(25.8)	(15,487,126)

NET ASSETS	100.0%	$60,063,677

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.8%
Advanced Materials - 0.2%

Ceradyne, Inc.†#	8,600	267,546
Core Molding Technologies, Inc.†	35,700	253,470
Hexcel Corp.†	7,100	143,349

		664,365

Advertising Services - 0.1%

Greenfield Online, Inc.†	32,300	437,019

Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	8,900	395,160
TransDigm Group, Inc.†	6,400	248,704

		643,864

Aerospace/Defense-Equipment - 0.8%

Alliant Techsystems, Inc.†#	354	37,149
Curtiss-Wright Corp.	29,291	1,231,979
Ducommun, Inc.†	12,700	352,171
Moog, Inc., Class A†	13,900	570,456
Orbital Sciences Corp.†	29,600	640,840

		2,832,595

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	17,986	2,195,731

Airlines - 0.2%

AirTran Holdings, Inc.†#	24,600	177,612
Frontier Airlines Holdings, Inc.†#	4,800	14,064
Skywest, Inc.	27,457	607,349

		799,025

Alternative Waste Technology - 0.9%

Darling International, Inc.†	235,971	3,279,997

Apparel Manufacturers - 0.8%

G-III Apparel Group, Ltd.†	18,800	246,092
Gymboree Corp.†#	71,651	2,836,663

		3,082,755

Applications Software - 0.5%

American Reprographics Co.†#	18,900	305,802
Bsquare Corp.†	104,400	451,008
Moldflow Corp.†	9,538	158,903
PDF Solutions, Inc.†#	19,700	112,290
Progress Software Corp.†	12,867	367,224
Quest Software, Inc.†	20,100	286,023
Red Hat, Inc.†#	12,400	221,092

		1,902,342

Athletic Equipment - 0.0%

Cybex International, Inc.†	37,100	150,255

Auction Houses/Art Dealers - 0.3%

Ritchie Bros. Auctioneers, Inc	9,200	658,812
Sotheby’s#	17,400	586,728

		1,245,540

Audio/Video Products - 0.1%

DTS, Inc.†#	10,500	255,465

Auto Repair Center - 0.1%

Monro Muffler Brake, Inc.#	19,950	334,163

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.	3,403	66,971
Amerigon, Inc.†#	3,200	58,112
Fuel Systems Solutions, Inc.†	14,900	154,066
Lear Corp.†	34,727	957,770
Spartan Motors, Inc.	27,675	224,998
Strattec Security Corp.	4,400	164,384
TRW Automotive Holdings Corp.†	10,400	229,632

		1,855,933

Auto/Truck Parts & Equipment-Replacement - 0.0%

Aftermarket Technology Corp.†	9,098	170,588

Banks-Commercial - 6.0%

Bancfirst Corp.#	9,400	396,022
Bancorp Rhode Island, Inc.	9,000	314,730
Bank of Hawaii Corp.	49,053	2,355,525
Beverly Hills Bancorp, Inc.	40,400	199,980
Camden National Corp.	6,300	199,899
Cardinal Financial Corp.	23,000	182,850
Cascade Bancorp#	13,725	139,446
Cass Information Systems, Inc.	9,790	274,120
Center Bancorp, Inc.	16,170	180,296
Citizens Republic Bancorp.#	28,600	318,318
City Holding Co.	11,398	424,462
City National Corp.#	13,200	676,500
Commerce Bancshares, Inc.	16,460	685,559
Community Bank Systems, Inc.#	14,000	309,400
East West Bancorp, Inc.#	30,014	564,563
Financial Institutions, Inc.#	19,183	355,077
First Bancorp	12,600	223,146
First Citizens BancShares, Inc., Class A	2,292	325,899
First Community Bancshares, Inc.	10,800	341,820
First Financial Bancorp#	31,062	360,009
First Regional Bancorp†#	18,342	293,655
First South Bancorp, Inc.	12,300	242,064
Glacier Bancorp, Inc.#	24,471	420,656
Great Southern Bancorp, Inc.#	2,700	48,465
Horizon Financial Corp.	10,625	136,000
Oriental Financial Group, Inc.	64,845	1,350,073
Pacific Capital Bancorp#	25,900	542,605
Peoples Bancorp, Inc.	14,700	319,284
Pinnacle Financial Partners, Inc.†#	14,300	328,042
Preferred Bank Los Angeles California#	12,399	227,150
Prosperity Bancshares, Inc.	31,023	819,007
Provident Bankshares Corp.#	18,200	231,686
Royal Bancshares of Pennsylvania, Inc., Class A	18,800	250,980
Sandy Spring Bancorp, Inc.#	4,500	122,445
SCBT Financial Corp.	7,035	210,417
Seacoast Banking Corp. of Florida	28,100	281,000
Sierra Bancorp	12,200	272,914
Signature Bank†	10,700	283,550
Smithtown Bancorp, Inc.	12,540	258,951
Southside Bancshares, Inc.	10,080	209,362
State Bancorp, Inc.	14,400	186,768
Sterling Bancorp	27,100	381,568
Suffolk Bancorp	10,400	310,648
Susquehanna Bancshares, Inc.#	27,900	554,931
SVB Financial Group†#	43,729	1,980,924
Temecula Valley Bancorp, Inc.#	5,225	53,295
Tennessee Commerce Bancorp, Inc.†	10,400	226,824
Texas Capital Bancshares, Inc.†#	9,000	134,640
UCBH Holdings, Inc.#	30,000	338,700
Umpqua Holding Corp.#	6,100	86,437
United Community Banks, Inc.#	9,000	128,160
United Security Bancshares	16,500	221,100
Univest Corp. of Pennsylvania	15,700	321,379
Valley National Bancorp#	23,758	443,799
Vineyard National Bancorp#	12,470	112,355
Washington Trust Bancorp, Inc.	12,900	298,248
WesBanco, Inc.#	2,300	53,567
West Bancorp., Inc.	19,400	247,544
Westamerica Bancorp.#	15,700	743,081
Western Alliance Bancorp.†#	9,800	117,404

		22,617,299

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	3,345	46,061

Broadcast Services/Program - 0.2%

Crown Media Holdings, Inc., Class A†#	36,200	200,548
DG Fastchannel, Inc.†	23,700	478,503

		679,051

Building & Construction Products-Misc. - 0.4%

Advanced Environmental Recycling Technologies, Inc., Class A†	109,600	98,640
Builders FirstSource, Inc.†#	12,200	80,886
Drew Industries, Inc.†#	27,368	737,841
Gibraltar Industries, Inc.#	9,450	103,289
Interline Brands, Inc.†	13,900	247,003
Simpson Manufacturing Co., Inc.#	6,800	162,928

		1,430,587

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†#	8,300	115,951

Building Products-Air & Heating - 0.4%

Aaon, Inc.	18,900	312,039
KSW, Inc.†	51,660	330,107
Lennox International, Inc.	24,528	923,234

		1,565,380

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	9,100	252,798

Building-Heavy Construction - 0.9%

Chicago Bridge & Iron Co. NV	40,836	1,899,691
Perini Corp.†#	35,311	1,323,456

		3,223,147

Building-MobileHome/Manufactured Housing - 0.0%

Skyline Corp.	6,500	183,300

Building-Residential/Commercial - 0.2%

Amrep Corp.	8,000	297,600
Meritage Homes Corp.†#	15,000	227,100
Standard-Pacific Corp.#	26,900	110,559

		635,259

Cable TV - 0.0%

LodgeNet Entertainment Corp.†	13,400	124,754

Casino Hotel - 0.0%

Monarch Casino & Resort, Inc.†	1,300	21,606

Casino Services - 0.2%

Bally Technologies, Inc.†#	13,504	511,937
Progressive Gaming International Corp.†	65,800	169,106

		681,043

Cellular Telecom - 0.5%

Syniverse Holdings, Inc.†	99,841	1,692,305
Virgin Mobile USA, Inc.†#	17,000	86,190

		1,778,495

Chemicals-Diversified - 0.7%

Celanese Corp., Class A	50,836	1,977,520
Olin Corp.#	37,500	720,750

		2,698,270

Chemicals-Plastics - 0.2%

Landec Corp.†	66,200	620,956

Chemicals-Specialty - 1.3%

Arch Chemicals, Inc.	16,900	589,979
ICO, Inc.†	37,800	294,462
Penford Corp.	11,900	260,491
Quaker Chemical Corp.	13,400	314,900
Sensient Technologies Corp.	18,500	498,390
Terra Industries, Inc.†#	66,541	3,008,319

		4,966,541

Coal - 0.5%

Foundation Coal Holdings, Inc.	9,100	525,707
Massey Energy Co.	31,048	1,187,896
Westmoreland Coal Co.†#	5,200	83,096

		1,796,699

Coffee - 0.2%

Green Mountain Coffee Roasters, Inc.†	20,400	622,404

Commerce - 0.1%

Ariba, Inc.†#	32,300	288,116

Commercial Services - 0.6%

PeopleSupport, Inc.†	11,183	129,834
Pre-Paid Legal Services, Inc.†#	12,137	578,328
Quanta Services, Inc.†#	9,417	224,878
Standard Parking Corp.†	11,740	238,557
Team, Inc.†	18,000	548,820
TeleTech Holdings, Inc.†#	25,200	568,764

		2,289,181

Commercial Services-Finance - 0.4%

Bankrate, Inc.†#	8,100	342,306
Deluxe Corp.	29,050	605,112
Dollar Financial Corp.†	1,800	40,446
Heartland Payment Systems, Inc.#	7,300	160,819
PRG-Schultz International, Inc.†	22,500	198,225

		1,346,908

Communications Software - 0.1%

Captaris, Inc.†	42,200	146,434
Digi International, Inc.†	17,400	183,222

		329,656

Computer Aided Design - 0.3%

Ansys, Inc.†	30,957	1,156,863

Computer Services - 0.7%

3PAR, Inc.†	2,200	18,040
CGI Group, Inc., Class A†	12,271	135,963
COMSYS IT Partners, Inc.†	71,982	678,071
Furmanite Corp.†	46,900	514,962
Manhattan Associates, Inc.†	24,300	536,058
SRA International, Inc.†	1,500	36,000
SYKES Enterprises, Inc.†	40,098	673,245

		2,592,339

Computers - 0.1%

Palm, Inc.#	55,200	357,144

Computers-Integrated Systems - 0.8%

3D Systems Corp.†#	11,700	169,182
Catapult Communications Corp.†#	8,100	50,544
Cray, Inc.†	23,400	110,214
Integral Systems, Inc#	14,973	364,443
Jack Henry & Associates, Inc.	40,500	952,965
MICROS Systems, Inc.†	32,790	1,050,591
MTS Systems Corp.	1,600	49,904
NetScout Systems, Inc.†	31,500	292,635

		3,040,478

Computers-Memory Devices - 0.4%

Quantum Corp.†	73,700	184,250
Western Digital Corp.†	33,042	1,020,007
Xyratex, Ltd.†	16,600	298,136

		1,502,393

Computers-Periphery Equipment - 0.7%

Immersion Corp.†#	189,223	1,595,150
Lexmark International, Inc., Class A†	23,336	770,788

Synaptics, Inc.†#	4,000	107,160

		2,473,098

Consulting Services - 1.0%

Diamond Management & Technology Consultants, Inc.	38,100	225,933
Forrester Research, Inc.†	22,100	588,744
LECG Corp.†	8,900	84,550
MAXIMUS, Inc.	6,798	246,903
Watson Wyatt Worldwide, Inc., Class A	49,717	2,637,487

		3,783,617

Consumer Products-Misc. - 1.5%

American Greetings Corp., Class A	21,300	400,866
Blyth, Inc.	22,000	436,260
Fossil, Inc.†#	83,658	2,692,115
Helen of Troy, Ltd.†	5,208	82,234
Jarden Corp.†#	10,000	240,900
Russ Berrie & Co., Inc.†	16,600	216,796
Tupperware Brands Corp.	43,279	1,578,818

		5,647,989

Containers-Metal/Glass - 0.1%

Crown Holdings, Inc.†	12,695	316,232

Containers-Paper/Plastic - 0.0%

Chesapeake Corp.#	10,000	35,000

Data Processing/Management - 0.4%

Acxiom Corp.#	69,561	884,120
FalconStor Software, Inc.†#	8,000	66,560
Global Payments, Inc.	15,800	626,786

		1,577,466

Decision Support Software - 0.6%

DemandTec, Inc.†#	8,700	88,305
Interactive Intelligence, Inc.†	21,900	312,294
SPSS, Inc.†#	46,884	1,782,999
Wind River Systems, Inc.†	16,200	117,126

		2,300,724

Diagnostic Equipment - 0.1%

Immucor, Inc.†	8,300	247,340

Diagnostic Kits - 0.4%

Idexx Laboratories, Inc.†	23,842	1,322,516

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†#	23,400	123,084

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	18,200	186,732
Volcano Corp.†	11,000	134,860

		321,592

Distribution/Wholesale - 0.9%

Bell Microproducts, Inc.†	45,000	150,750
Brightpoint, Inc.†	11,984	123,915
Navarre Corp.†	62,000	102,300
NuCo2, Inc.†#	12,600	348,138
Owens & Minor, Inc.	33,197	1,426,475
Pool Corp.#	11,311	215,474
Tech Data Corp.†	8,095	269,968
United Stationers, Inc.†#	10,900	538,024
WESCO International, Inc.†	5,319	212,760

		3,387,804

Diversified Manufacturing Operations - 1.8%

A.O. Smith Corp.#	23,700	863,391
Actuant Corp., Class A#	41,853	1,125,009
Acuity Brands, Inc.#	17,288	767,760
EnPro Industries, Inc.†#	11,238	331,858
ESCO Technologies, Inc.†#	19,800	654,588
GenTek, Inc.†	9,100	250,250
Harsco Corp.	11,400	643,986
Koppers Holdings, Inc.	24,244	1,012,672
LSB Industries, Inc.†	20,800	496,080
Matthews International Corp., Class A	17,600	789,536

		6,935,130

Drug Delivery Systems - 0.1%

Alkermes, Inc.†	13,200	170,808
Nastech Pharmaceutical Co., Inc.†	16,400	37,884

		208,692

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	25,757	207,086
drugstore.com, Inc.†	38,237	107,063
FTD Group, Inc.	39,959	551,035

		865,184

E-Commerce/Services - 0.7%

Napster, Inc.†	57,500	105,800
priceline.com, Inc.†#	23,561	2,686,425

		2,792,225

E-Marketing/Info - 0.1%

Digital River, Inc.†#	10,700	349,141

E-Services/Consulting - 0.1%

Keynote Systems, Inc.†	24,600	266,664
RightNow Technologies, Inc.†#	18,500	211,455

		478,119

Electric Products-Misc. - 0.8%

GrafTech International, Ltd.†	185,032	2,964,213

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	4,200	62,076

Electric-Integrated - 1.5%

Black Hills Corp.#	5,500	196,680
Central Vermont Public Service Corp.	10,300	246,685
Cleco Corp.	10,800	247,428
El Paso Electric Co.†	155,496	3,181,448
OGE Energy Corp.	11,200	363,664
Pike Electric Corp.†	6,200	80,166
PNM Resources, Inc.	22,600	267,584
Portland General Electric Co.	23,300	543,589
The Empire District Electric Co.#	14,300	293,293
Unisource Energy Corp.	16,900	399,685

		5,820,222

Electronic Components-Misc. - 0.7%

Celestica ,Inc.†	95,375	623,753
Cubic Corp.#	28,899	738,947
Methode Electronics, Inc.	85,260	908,019
Plexus Corp.†	6,525	161,624
Stoneridge, Inc.†	7,570	81,605

		2,513,948

Electronic Components-Semiconductors - 1.1%

Advanced Analogic Technologies, Inc.†	42,863	278,609
Amkor Technology, Inc.†#	49,781	582,936
Conexant Systems, Inc.†#	227,600	120,628
Diodes, Inc.†#	22,350	504,439
Kopin Corp.†	4,620	12,566
Leadis Technology, Inc.†	56,800	112,464
Microtune, Inc.†	51,100	257,544
Mindspeed Technologies, Inc.†	155,100	89,958
MIPS Technologies, Inc.†	37,000	137,270
ON Semiconductor Corp.†#	48,300	289,800
Pixelworks, Inc.†	85,000	64,600

QLogic Corp.†	5,261	83,387
Semtech Corp.†	24,600	313,404
Silicon Laboratories, Inc.†	13,100	405,445
Skyworks Solutions, Inc.†	81,080	669,721
Virage Logic Corp.†	5,700	36,594
Zarlink Semiconductor, Inc.†	52,100	45,848
Zoran Corp.†	2,820	38,719

		4,043,932

Electronic Design Automation - 0.5%

Ansoft Corp.†	10,100	245,632
Comtech Group, Inc.†#	13,900	145,394
Synopsys, Inc.†	56,596	1,313,593
Synplicity, Inc.†	39,400	218,670

		1,923,289

Electronic Measurement Instruments - 1.5%

Analogic Corp.	28,147	1,646,881
Axsys Technologies, Inc.†	17,293	760,892
CyberOptics Corp.†	18,900	196,938
FLIR Systems, Inc.†#	31,556	898,084
Measurement Specialties, Inc.†#	7,000	124,110
National Instruments Corp.	7,000	181,020
Orbotech, Ltd.†	12,600	227,934
Trimble Navigation, Ltd.†#	45,967	1,256,738
Zygo Corp.†	18,100	230,594

		5,523,191

Electronic Security Devices - 0.2%

American Science and Engineering, Inc.#	6,500	352,040
LoJack Corp.†	23,466	292,855
Taser International, Inc.†#	4,400	49,588
Vicon Industries, Inc.†	21,026	114,592

		809,075

Energy-Alternate Sources - 0.2%

FuelCell Energy, Inc.†#	60,800	435,328
Headwaters, Inc.†#	8,500	104,210
Plug Power, Inc.†	116,900	351,869

		891,407

Engineering/R&D Services - 1.9%

EMCOR Group, Inc.†	127,098	3,061,791
Michael Baker Corp.†	26,091	751,421
Shaw Group, Inc.†	52,210	3,361,279

		7,174,491

Enterprise Software/Service - 1.3%

American Software, Inc., Class A	37,400	317,900
Concur Technologies, Inc.†#	2,800	81,872
JDA Software Group, Inc.†	40,678	694,373
ManTech International Corp., Class A†	6,187	272,723
Omnicell, Inc.†	13,900	264,100
Open Text Corp.†#	14,471	465,966
PROS Holdings, Inc.†	6,300	81,459
Salary.Com, Inc.†	7,500	54,675
Sybase, Inc.†	84,930	2,260,837
SYNNEX Corp.†#	5,500	114,455
Taleo Corp., Class A†	8,400	160,104

		4,768,464

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	3,000	14,160
THQ, Inc.†#	19,900	372,329

		386,489

Finance-Auto Loans - 0.0%

Consumer Portfolio Services†	47,000	147,580

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	26,400	194,832

Finance-Investment Banker/Broker - 1.1%

Evercore Partners, Inc., Class A#	7,227	141,938
Greenhill & Co., Inc.#	9,400	611,094
Interactive Brokers Group, Inc., Class A†#	22,511	699,417
Investment Technology Group, Inc.†	16,927	788,460
Knight Capital Group, Inc., Class A†	39,900	639,597
optionsXpress Holdings, Inc.#	6,700	155,172
Penson Worldwide, Inc.†	17,600	179,872
Piper Jaffray Cos., Inc.†	10,500	406,665
SWS Group, Inc.#	41,782	475,897

		4,098,112

Finance-Leasing Companies - 0.1%

Financial Federal Corp.#	15,500	334,025
Marlin Business Services Corp.†	12,000	114,240

		448,265

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	9,600	230,784

Finance-Other Services - 0.1%

GFI Group, Inc.#	2,900	221,995
MarketAxess Holdings, Inc.†#	12,800	119,936

		341,931

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.#	21,400	548,910
Radian Group, Inc.#	12,500	89,000

		637,910

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.†	5,300	41,870

Food-Baking - 0.3%

Flowers Foods, Inc.	46,362	1,050,563

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	5,800	116,232
Seneca Foods Corp., Class B†	2,700	57,510

		173,742

Food-Misc. - 0.3%

Cal-Maine Foods, Inc.#	1,600	55,200
M&F Worldwide Corp.†	16,700	618,401
Ralcorp Holdings, Inc.†	11,238	623,147

		1,296,748

Food-Retail - 0.1%

Village Super Market, Class A	5,400	238,680

Food-Wholesale/Distribution - 0.4%

Fresh Del Monte Produce, Inc.†#	20,109	667,820
Nash Finch Co.	7,959	279,122
Performance Food Group Co.†	10,200	331,500
Spartan Stores, Inc.#	19,045	401,469

		1,679,911

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†	10,557	1,168,026

Gambling (Non-Hotel) - 0.1%

Lakes Entertainment, Inc.†#	32,600	191,688

Garden Products - 0.2%

Toro Co.	16,000	770,880

Gas-Distribution - 1.5%

Atmos Energy Corp.	15,425	401,050
Energen Corp.	3,950	237,000
EnergySouth, Inc.	7,400	375,624
Northwest Natural Gas Co.#	42,697	1,794,982

Piedmont Natural Gas, Inc.#	7,300	179,580
Southern Union Co.	28,501	733,046
Southwest Gas Corp.	18,000	460,620
UGI Corp.	52,750	1,350,927
WGL Holdings, Inc.#	3,800	118,522

		5,651,351

Hazardous Waste Disposal - 0.0%

Energy Solutions, Inc.	4,600	100,280

Heart Monitors - 0.0%

Arrhythmia Research Technology†	13,800	95,910

Home Furnishings - 0.0%

American Woodmark Corp.#	4,900	93,002

Hospital Beds/Equipment - 0.3%

Kinetic Concepts, Inc.†#	20,174	1,036,742

Hotels/Motels - 0.2%

Choice Hotels International, Inc.#	11,876	385,376
Interstate Hotels & Resorts, Inc.†	23,800	118,286
Red Lion Hotels Corp.†	23,700	189,837

		693,499

Human Resources - 1.0%

Heidrick & Struggles International, Inc.#	31,619	1,082,318
Hewitt Associates Inc., Class A†	12,132	478,729
Kforce, Inc.†	15,400	131,670
Korn/Ferry International†	33,300	561,438
MPS Group, Inc.†	51,100	582,540
On Assignment, Inc.†	26,200	162,178
Resources Connection, Inc.	21,200	341,320
Spherion Corp.†	40,800	264,384

		3,604,577

Industrial Audio & Video Products - 0.3%

Dolby Laboratories, Inc., Class A†	26,270	1,162,448

Industrial Automated/Robotic - 0.0%
Intermec, Inc.†#	7,000	154,280

Instruments-Controls - 0.6%
Mettler Toledo International, Inc.†	22,227	2,171,578
Woodward Governor Co.	6,600	188,562

		2,360,140

Instruments-Scientific - 0.3%

FEI Co.†#	20,400	415,956
Varian, Inc.†	11,643	630,468

		1,046,424

Insurance Brokers - 0.1%

eHealth, Inc.†	2,800	68,572
Life Partners Holdings, Inc.	29,500	443,975

		512,547

Insurance-Life/Health - 0.7%

Reinsurance Group of America, Inc.#	37,264	2,038,713
The Phoenix Cos., Inc.	55,000	625,900

		2,664,613

Insurance-Multi-line - 0.3%

American Financial Group, Inc.#	36,192	936,287
Citizens, Inc.†	44,200	249,730

		1,186,017

Insurance-Property/Casualty - 1.0%

American Physicians Capital, Inc.	12,700	560,451
American Safety Insurance Holdings, Ltd.†	6,671	127,750
Amerisafe, Inc.†	6,273	82,490
Amtrust Financial Services, Inc.#	13,000	217,100
Infinity Property & Casualty Corp.	13,300	534,261
Markel Corp.†	1,500	697,125
Meadowbrook Insurance Group, Inc.	22,200	176,712
Mercer Insurance Group Inc.	9,700	170,720
Navigators Group, Inc.†	2,274	124,456
SeaBright Insurance Holdings, Inc.†	7,000	104,300
Selective Insurance Group, Inc.	33,981	807,388

		3,602,753

Insurance-Reinsurance - 1.1%

Aspen Insurance Holdings, Ltd.	92,860	2,687,368
Endurance Specialty Holdings, Ltd.	20,656	811,781
Max Re Capital, Ltd.#	20,855	578,518
Odyssey Re Holdings Corp.#	1,900	68,742

		4,146,409

Internet Application Software - 0.2%

DealerTrack Holdings, Inc.†#	7,400	151,478
Interwoven, Inc.†	17,400	235,770
Vignette Corp.†#	41,500	524,975

		912,223

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	11,200	218,176

Internet Content-Information/News - 0.2%

CNET Networks, Inc.†#	38,700	280,962
The Knot, Inc.†#	13,900	160,545
TheStreet.com, Inc.	23,900	216,534

		658,041

Internet Financial Services - 0.1%

Online Resources Corp.†	28,600	292,864

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	128,600	185,184

Internet Infrastructure Software - 0.1%

Chordiant Software, Inc.†	41,013	236,235

Internet Security - 0.4%

Actividentity Corp.†	59,000	181,130
Blue Coat Systems, Inc.†#	46,599	1,094,145
Sourcefire, Inc.†#	15,400	92,400
Vasco Data Security International, Inc.†#	7,600	84,056

		1,451,731

Intimate Apparel - 0.4%

The Warnaco Group, Inc.†	38,857	1,459,469

Investment Companies - 0.1%

Apollo Investment Corp.#	17,100	265,050

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.†#	7,300	703,355
Calamos Asset Management, Inc., Class A	53,634	986,329
U.S. Global Investors, Inc., Class A	20,200	340,370

		2,030,054

Lasers-System/Components - 0.1%

Cymer, Inc.†#	15,800	447,614
Newport Corp.†#	10,500	110,355

		557,969

Leisure Products - 0.2%

Brunswick Corp.#	13,700	223,173
GameTech International, Inc.†	30,200	175,764
Multimedia Games, Inc.†	45,400	317,800

		716,737

Linen Supply & Related Items - 0.2%

Angelica Corp.	8,400	139,020

G&K Services, Inc., Class A#	11,900	455,294

		594,314

Machine Tools & Related Products - 0.1%

K-Tron International, Inc.†	2,400	280,152

Machinery-Electrical - 0.3%

Baldor Electric Co.#	25,100	719,617
Regal-Beloit Corp.	7,200	265,824

		985,441

Machinery-General Industrial - 1.7%

Applied Industrial Technologies, Inc.#	50,950	1,408,258
Chart Industries, Inc.†	16,700	572,977
Hirsch International Corp., Class A†	75,700	141,559
IDEX Corp.	13,800	416,208
Intevac, Inc.†	14,700	188,748
Kadant, Inc.†	10,100	253,510
Robbins & Myers, Inc.	71,176	2,423,543
Tennant Co.	2,800	101,024
Twin Disc, Inc.	15,200	307,952
Wabtec Corp.	14,300	494,923

		6,308,702

Machinery-Material Handling - 0.1%

Cascade Corp.#	4,000	179,200
Columbus McKinnon Corp.†#	5,200	148,928

		328,128

Machinery-Pumps - 0.1%

Graco, Inc.	13,900	482,469
Tecumseh Products Co., Class A†	2,300	48,714

		531,183

Medical Imaging Systems - 0.0%

Vital Images, Inc.†#	9,600	152,256

Medical Information Systems - 0.0%

Allscripts Healthcare Solutions, Inc.†#	9,800	104,566

Medical Instruments - 1.0%

AngioDynamics, Inc.†	5,400	89,532
Bovie Medical Corp.†	32,900	192,465
Bruker BioSciences Corp.†	51,300	701,271
CONMED Corp.†	42,643	1,149,655
Edwards Lifesciences Corp.†	7,800	340,158
Micrus Endovascular Corp.†#	7,400	104,710
Natus Medical, Inc.†	18,100	343,719
NuVasive, Inc.†	7,200	277,488
OrthoLogic Corp.†	192,300	201,915
Stereotaxis, Inc.†#	10,200	58,854
Synergetics USA, Inc.†	31,361	63,663
Thoratec Corp.†#	14,900	216,199
Vascular Solutions, Inc.†	29,900	185,978

		3,925,607

Medical Laser Systems - 0.0%

Cynosure, Inc. Class A†#	2,700	64,611

Medical Products - 0.8%

Cantel Medical Corp.†	21,600	238,032
Hanger Orthopedic Group, Inc.†	26,100	302,499
Henry Schein, Inc.†	1,800	107,676
Invacare Corp.	21,928	547,323
NMT Medical, Inc.†	16,200	64,638
NxStage Medical, Inc.†#	12,700	75,184
Osteotech, Inc.†	46,600	203,642
Span-America Medical Systems, Inc.	12,500	154,500
Synovis Life Technologies, Inc.†	19,571	346,015
TomoTherapy, Inc.†#	13,300	175,161
Vnus Medical Technologies, Inc.†	23,800	444,822
Wright Medical Group, Inc.†	13,300	350,056

		3,009,548

Medical Sterilization Products - 0.2%

STERIS Corp.	31,900	785,378

Medical-Biomedical/Gene - 2.6%

Alexion Pharmaceuticals, Inc.†	5,000	303,050
Bio-Rad Laboratories, Inc., Class A†	8,999	849,866
BioMimetic Therapeutics, Inc.†#	2,300	31,602
CryoLife, Inc.†	34,400	323,704
deCODE genetics, Inc.†#	15,700	46,158
Enzon Pharmaceuticals, Inc.†#	7,303	62,733
Exelixis, Inc.†#	17,200	109,736
Geron Corp.†#	86,700	426,564
GTx, Inc.†#	36,600	599,142
Harvard Bioscience, Inc.†	61,600	282,744
Immunogen, Inc.†	63,900	189,783
Incyte Corp.†#	25,800	255,678
Integra LifeSciences Holdings Corp.†#	16,600	687,904
InterMune, Inc.†#	12,500	176,000
Invitrogen Corp.†	20,309	1,715,907
LifeCell Corp.†#	15,700	633,495
Martek Biosciences Corp.†#	36,230	1,038,352
Maxygen, Inc.†	7,700	49,434
Myriad Genetics, Inc.†#	14,500	536,790
Regeneron Pharmaceuticals, Inc.†	4,800	94,896
Repligen Corp.†	11,926	63,088
Seattle Genetics, Inc.†#	57,900	520,521
SuperGen, Inc.†	57,200	157,300
Third Wave Technologies, Inc.†	46,000	366,620
Vertex Pharmaceuticals, Inc.†	9,311	162,942
Vical, Inc.†	48,985	186,633

		9,870,642

Medical-Drugs - 1.7%

Acadia Pharmaceuticals, Inc.†#	8,600	85,312
Auxilium Pharmaceuticals, Inc.†#	1,800	57,672
Cephalon, Inc.†	11,819	713,158
CollaGenex Pharmaceuticals, Inc.†	19,300	314,976
Cubist Pharmaceuticals, Inc.†#	52,743	959,923
Indevus Pharmaceuticals, Inc.†	41,900	207,824
King Pharmaceuticals, Inc.†	94,338	999,983
MAP Pharmaceuticals, Inc.†#	1,800	23,400
Medicis Pharmaceutical Corp., Class A	16,800	344,568
OSI Pharmaceuticals, Inc.†#	35,689	1,283,019
Pharmasset, Inc.†#	7,300	125,341
Rigel Pharmaceuticals, Inc.†#	26,300	521,266
Sciele Pharma, Inc.†#	18,900	391,230
XenoPort, Inc.†	7,800	399,126

		6,426,798

Medical-Generic Drugs - 0.8%

Perrigo Co.	39,290	1,313,072
Watson Pharmaceuticals, Inc.†	62,976	1,751,362

		3,064,434

Medical-HMO - 1.4%

AMERIGROUP Corp.†	59,403	2,138,508
Centene Corp.†	18,400	329,728
Molina Healthcare, Inc.†#	57,051	1,805,664
WellCare Health Plans, Inc.†	19,486	930,262

		5,204,162

Medical-Hospitals - 0.1%

LifePoint Hospitals, Inc.†	17,700	443,562

Medical-Nursing Homes - 0.1%

Advocat, Inc.†	13,000	153,530

Skilled Healthcare Group, Inc. Class A†	9,200	115,920

		269,450

Medical-Outpatient/Home Medical - 1.0%

Air Methods Corp.†#	32,708	1,344,953
Apria Healthcare Group, Inc.†	103,729	2,251,957

		3,596,910

Metal Processors & Fabrication - 0.8%

Ampco-Pittsburgh Corp.	8,100	306,666
Haynes International, Inc.†#	7,500	426,075
LB Foster Co., Class A†	30,000	1,270,800
Mueller Industries, Inc.	14,898	428,020
RBC Bearings, Inc.†	14,100	473,760

		2,905,321

Metal-Diversified - 0.4%

Hecla Mining Co.†#	128,725	1,480,337

Metal-Iron - 0.1%

Mesabi Trust	13,000	309,400

Mining - 0.1%

Allied Nevada Gold Corp.†	19,293	115,758
Lihir Gold, Ltd.†	52,100	202,926
Vista Gold Corp.†	24,300	131,949

		450,633

Motion Pictures & Services - 0.3%

Dreamworks Animation SKG, Inc., Class A†	48,140	1,221,793

MRI/Medical Diagnostic Imaging - 0.1%

Nighthawk Radiology Holdings, Inc.†#	12,200	139,324
RadNet, Inc.†	42,600	345,486

		484,810

Multimedia - 0.4%

Belo Corp., Class A	17,900	210,683
FactSet Research Systems, Inc.#	19,988	1,052,168
WPT Enterprises, Inc.†	55,500	88,800

		1,351,651

Networking Products - 0.3%

Acme Packet, Inc.†#	3,300	26,466
Anixter International, Inc.†#	7,508	490,948
Atheros Communications, Inc.†#	7,300	177,536
Avici Systems, Inc.	28,700	220,129
BigBand Networks, Inc.†#	3,800	23,674
Ixia†	13,000	97,630

		1,036,383

Non-Ferrous Metals - 0.0%

USEC, Inc.†#	19,300	123,134

Non-Hazardous Waste Disposal - 0.2%

Waste Connections, Inc.†	21,900	664,884
Waste Industries USA, Inc.	2,931	107,245

		772,129

Office Automation & Equipment - 0.1%

IKON Office Solutions, Inc.	56,400	401,568

Office Furnishings-Original - 0.5%

Herman Miller, Inc.	16,181	482,679
Knoll, Inc.	87,964	1,238,533

		1,721,212

Oil & Gas Drilling - 0.6%

Atlas America, Inc.#	11,600	701,452
Atwood Oceanics, Inc.†	10,685	994,667
Grey Wolf, Inc.†	96,800	600,160

		2,296,279

Oil Companies-Exploration & Production - 3.2%

American Oil And Gas, Inc.†	56,800	272,640
ATP Oil & Gas Corp.†	2,800	98,700
Barnwell Industries, Inc.	13,200	143,220
Bill Barrett Corp.†#	18,800	871,192
Bois d’Arc Energy, Inc.†	26,001	558,242
Brigham Exploration Co.†	50,600	395,186
Clayton Williams Energy, Inc.†	12,400	469,340
Concho Resources, Inc.†	10,600	246,980
Contango Oil & Gas Co.†	1,600	102,880
FieldPoint Petroleum Corp.†	86,200	90,510
Forest Oil Corp.†	21,500	1,060,595
FX Energy, Inc.†	40,500	189,945
GeoMet, Inc.†	25,000	150,000
Mariner Energy, Inc.†#	52,131	1,445,593
McMoRan Exploration Co.†#	10,100	169,680
Rosetta Resources, Inc.†	6,100	124,806
Stone Energy Corp.†	56,769	2,881,594
TransGlobe Energy Corp.†	52,300	294,449
W&T Offshore, Inc.#	65,746	2,332,668

		11,898,220

Oil Field Machinery & Equipment - 0.6%

Bolt Technology Corp.†	28,200	490,398
Complete Production Services, Inc.†#	12,600	244,692
Dril-Quip, Inc.†	28,779	1,346,282

		2,081,372

Oil Refining & Marketing - 0.4%

Frontier Oil Corp.	5,369	191,727
Holly Corp.	6,897	368,231
Tesoro Corp.	24,913	925,269

		1,485,227

Oil-Field Services - 2.3%

Core Laboratories NV†#	9,725	1,182,560
Helix Energy Solutions Group, Inc.†#	39,844	1,403,306
Key Energy Services, Inc.†	3,300	44,583
Matrix Service Co.†	18,900	384,426
Oceaneering International, Inc.†	23,824	1,429,440
Oil States International, Inc.†#	17,400	733,584
SEACOR Holdings, Inc.†#	12,300	1,180,677
Trico Marine Services, Inc.†#	41,175	1,627,236
Union Drilling, Inc.†#	6,900	138,138
W-H Energy Services, Inc.†	6,600	414,942
Willbros Group, Inc.†#	6,200	212,412

		8,751,304

Paper & Related Products - 1.0%

Buckeye Technologies, Inc.†	120,731	1,305,102
Rock-Tenn Co., Class A	76,378	2,049,222
Smurfit-Stone Container Corp.†	27,700	220,215
Xerium Technologies, Inc.#	7,622	38,186

		3,612,725

Patient Monitoring Equipment - 0.1%

Masimo Corp.†#	1,900	60,914
Somanetics Corp.†	12,400	344,596

		405,510

Pharmacy Services - 0.1%

HealthExtras, Inc.†	15,000	413,250

Physicians Practice Management - 0.4%

Healthways, Inc.†	1,400	48,090
I-Trax, Inc.†	31,493	125,972

Pediatrix Medical Group, Inc.†	19,650	1,297,097

		1,471,159

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	33,700	432,034
SL Industries, Inc.†	5,586	110,603

		542,637

Printing-Commercial - 0.1%

Multi-Color Corp.#	10,950	236,739
Valassis Communications, Inc.†	5,943	66,680

		303,419

Publishing-Books - 0.1%

Scholastic Corp.†#	16,315	568,904

Racetrack - 0.1%

Dover Motorsports, Inc.	58,800	406,308

Radio - 0.1%

Entercom Communications Corp., Class A#	6,200	69,254
Saga Communications, Inc., Class A†	30,400	176,928

		246,182

Real Estate Investment Trusts - 3.3%

Agree Reality Corp.#	756	21,176
Ashford Hospitality Trust, Inc.	71,000	472,150
Capital Trust, Inc., Class A#	5,470	150,972
Cousins Properties, Inc.#	5,300	128,578
DiamondRock Hospitality Co.	8,500	106,165
EastGroup Properties, Inc.#	12,100	513,403
Equity Lifestyle Properties, Inc.	47,442	2,167,150
Essex Property Trust, Inc.#	8,840	928,554
Extra Space Storage, Inc.#	46,000	693,220
FelCor Lodging Trust, Inc.	32,500	410,150
First Industrial Realty Trust, Inc.#	3,300	100,254
Getty Realty Corp.#	22,800	612,408
Gramercy Capital Corp.#	85,728	1,751,423
LaSalle Hotel Properties#	11,700	338,130
Parkway Properties, Inc.#	5,800	207,350
Pennsylvania Real Estate Investment Trust#	15,500	383,315
Ramco-Gershenson Properties Trust	22,500	499,950
Saul Centers, Inc.	2,500	116,000
Sunstone Hotel Investors, Inc.	16,900	264,654
Taubman Centers, Inc.	47,362	2,308,897
Winthrop Realty Trust	15,100	75,198

		12,249,097

Real Estate Management/Services - 0.2%

Housevalues, Inc.†	65,500	170,955
Jones Lang LaSalle, Inc.#	5,339	407,846

		578,801

Real Estate Operations & Development - 0.1%

Avatar Holdings, Inc.†#	7,210	310,607
Stratus Properties, Inc.†	7,600	222,832

		533,439

Recreational Vehicles - 0.5%

Polaris Industries, Inc.#	48,105	1,836,649

Recycling - 0.1%

Metal Management, Inc.	7,700	467,159

Rental Auto/Equipment - 0.3%

Electro Rent Corp.	6,300	81,774
H&E Equipment Services, Inc.†#	25,800	402,480
Rent-A-Center, Inc.†	27,028	463,530

		947,784

Research & Development - 0.2%

Albany Molecular Research, Inc.†	21,400	238,182
Exponent, Inc.†	12,800	372,480
PharmaNet Development Group, Inc.†	8,762	252,608
Senomyx, Inc.†#	7,100	48,280

		911,550

Respiratory Products - 0.7%

ResMed, Inc.†#	12,700	514,223
Respironics, Inc.†	31,039	2,038,642

		2,552,865

Retail-Apparel/Shoe - 1.1%

Aeropostale, Inc.†	19,700	529,142
AnnTaylor Stores Corp.†	22,150	532,043
Cache, Inc.†	21,800	217,128
Christopher & Banks Corp.#	12,700	137,160
Hot Topic, Inc.†	21,000	96,390
J Crew Group, Inc.†#	25,668	1,028,003
Jos. A. Bank Clothiers, Inc.†#	19,507	444,370
Men’s Wearhouse, Inc.#	16,068	370,207
Tween Brands, Inc.†	15,000	444,000
Under Armour, Inc., Class A†#	5,600	206,192

		4,004,635

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	41,993

Retail-Automobile - 0.2%

America’s Car-Mart, Inc.†#	9,960	108,564
Asbury Automotive Group, Inc.#	34,100	478,082
Rush Enterprises, Inc., Class A†#	3,150	46,683

		633,329

Retail-Bookstore - 0.1%

Borders Group, Inc.#	28,100	260,206

Retail-Building Products - 0.0%

Lumber Liquidators, Inc.†	2,800	25,620

Retail-Computer Equipment - 0.5%

Insight Enterprises, Inc.†	16,672	292,260
PC Connection, Inc.†	21,300	211,509
PC Mall, Inc.†#	69,019	552,842
Systemax, Inc.	71,668	776,165

		1,832,776

Retail-Consumer Electronics - 0.0%

Rex Stores Corp.†	9,050	168,059

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	9,700	242,985
The Pantry, Inc.†#	11,200	269,472

		512,457

Retail-Discount - 0.4%

Big Lots, Inc.†#	46,895	790,181
Dollar Tree Stores, Inc.†	29,118	781,236

		1,571,417

Retail-Drug Store - 0.1%

Allion Healthcare, Inc.†	61,200	361,080

Retail-Jewelry - 0.1%

Movado Group, Inc.	9,920	191,059
Zale Corp.†#	16,600	320,712

		511,771

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	34,500	423,660

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	27,600	313,536

Zones, Inc.†	24,200	224,576

		538,112

Retail-Office Supplies - 0.1%

School Specialty, Inc.†#	16,973	518,016

Retail-Perfume & Cosmetics - 0.0%

Ulta Salon Cosmetics & Fragrance, Inc.†#	1,200	16,812

Retail-Restaurants - 1.4%

AFC Enterprises, Inc.†#	40,072	302,544
BJ’s Restaurants, Inc.†#	12,900	174,924
Bob Evans Farms, Inc.	2,616	75,733
Burger King Holdings, Inc.#	19,513	500,704
CEC Entertainment, Inc.†	5,250	140,858
Chipotle Mexican Grill, Inc., Class A†#	8,098	804,131
Famous Dave’s of America, Inc.†	16,700	169,505
Jack in the Box, Inc.†	26,200	688,274
Kona Grill, Inc.†	20,900	203,357
Luby’s, Inc.†	25,300	231,495
Panera Bread Co., Class A†#	8,100	302,697
PF Chang’s China Bistro, Inc.†#	5,600	159,768
Red Robin Gourmet Burgers, Inc.†#	11,600	386,628
Ruby Tuesday, Inc.#	27,300	194,103
Sonic Corp.†#	26,862	572,966
The Cheesecake Factory, Inc.†#	18,100	378,471

		5,286,158

Retail-Sporting Goods - 0.1%

Hibbett Sports, Inc.†#	13,100	206,980
Zumiez, Inc.†#	20,300	356,874

		563,854

Retirement/Aged Care - 0.3%

Sunrise Senior Living, Inc.†#	37,700	1,032,226

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	30,612	553,159

Satellite Telecom - 0.2%

GeoEye, Inc.†	31,218	943,096

Savings & Loans/Thrifts - 1.0%

Abington Bancorp, Inc.	28,640	287,259
American Bancorp of New Jersey	21,400	229,836
Charter Financial Corp.#	2,779	90,317
Clifton Savings Bancorp, Inc.	28,200	278,898
First Niagara Financial Group, Inc.#	45,800	523,036
NewAlliance Bancshares, Inc.#	19,400	220,772
OceanFirst Financial Corp.	20,200	326,028
Pacific Premier Bancorp, Inc.†	20,800	169,312
Rainier Pacific Financial Group, Inc.	13,600	184,552
Rome Bancorp, Inc.	19,500	229,320
TierOne Corp.#	17,900	263,130
Timberland Bancorp, Inc.	14,498	184,415
United Finl Bancorp Inc Md Com	20,087	230,800
United Western Bancorp, Inc.	7,612	142,953
Westfield Financial, Inc.	33,500	335,670
WSFS Financial Corp.	1,800	85,230

		3,781,528

Schools - 0.2%

Corinthian Colleges, Inc.†#	43,400	345,030
DeVry, Inc.#	1,100	48,334
INVESTools, Inc.†#	10,400	120,328
Learning Tree International, Inc.†	30,700	413,222

		926,914

School-Day Care - 0.1%

Bright Horizons Family Solutions, Inc.†	10,400	467,792

Seismic Data Collection - 0.1%

ION Geophysical Corp.†#	18,400	244,536
T.G.C. Industries, Inc.†	31,815	253,247

		497,783

Semiconductor Components-Integrated Circuits - 1.4%

Actions Semiconductor Co., Ltd. ADR†	14,500	52,925
Emulex Corp.†	90,952	1,353,366
Exar Corp.†#	17,400	136,764
Micrel, Inc.	52,400	385,140
Pericom Semiconductor Corp.†	69,169	922,023
Sigma Designs, Inc.†#	32,601	960,099
Standard Microsystems Corp.†	45,162	1,280,343

		5,090,660

Semiconductor Equipment - 0.8%

ASM International NV#	27,488	537,665
Brooks Automation, Inc.†	33,766	340,361
Cabot Microelectronics Corp.†#	3,400	113,866
Entegris, Inc.†#	45,134	318,195
FormFactor, Inc.†#	6,100	109,373
LTX Corp.†	50,000	162,500
Mattson Technology, Inc.†	20,400	121,176
Semitool, Inc.†#	21,300	167,418
Trio Tech International	15,800	84,530
Varian Semiconductor Equipment Associates, Inc.†	28,848	974,486
Veeco Instruments, Inc.†#	5,500	85,250

		3,014,820

Specified Purpose Acquisitions - 0.0%

Highlands Acquisition Corp.†	11,700	111,150

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc.#	3,700	295,630

Steel-Producer - 0.4%

AK Steel Holding Corp.	28,139	1,480,674

Sugar - 0.2%

Imperial Sugar Co.#	33,900	650,880

Telecom Equipment-Fiber Optics - 0.2%

Finisar Corp.†#	122,100	196,581
KVH Industries, Inc.†	14,357	124,619
Oplink Communications, Inc.†	44,500	553,135

		874,335

Telecom Services - 0.5%

NTELOS Holdings Corp.	11,707	249,710
Premiere Global Services, Inc.†	84,307	1,191,258
Time Warner Cable, Inc., Class A†#	21,600	344,304

		1,785,272

Telecommunication Equipment - 1.2%

ADTRAN, Inc.	14,700	270,774
Anaren, Inc.†#	12,800	161,792
CommScope, Inc.†#	58,768	2,461,204
Comtech Telecommunications Corp.†	27,962	1,212,991
Network Equipment Technologies, Inc.†	33,700	192,090
Optium Corp.†#	6,500	44,590
WJ Communications, Inc.†	113,600	81,792

		4,425,233

Telephone-Integrated - 0.6%

Alaska Communications Systems Group, Inc.#	30,800	348,964
CenturyTel, Inc.	33,261	1,203,715
Cincinnati Bell, Inc.†	83,210	322,855
HickoryTech Corp.	35,200	322,432

		2,197,966

Television - 0.2%

Lin TV Corp., Class A†#	8,800	90,376
Sinclair Broadcast Group, Inc., Class A#	60,800	561,184

		651,560

Textile-Apparel - 0.3%
Cherokee, Inc.	6,900	233,565
Perry Ellis International, Inc.†#	34,836	682,437
Unifi, Inc.†	114,100	324,044

		1,240,046

Textile-Products - 0.1%

Culp, Inc.†	46,000	335,800

Therapeutics - 0.8%

Altus Pharmaceuticals, Inc.†#	8,000	46,240
Amylin Pharmaceuticals, Inc.†	4,600	121,762
BioMarin Pharmaceuticals, Inc.†	22,100	840,684
Cypress Bioscience, Inc.†	11,800	94,400
Dendreon Corp.†	55,900	295,152
Discovery Laboratories, Inc.†	117,900	245,232
Hollis-Eden Pharmaceuticals, Inc.†	40,300	76,167
Inspire Phamaceuticals, Inc.†	62,500	280,625
Introgen Therapeutics, Inc.†	55,700	159,859
Onyx Pharmaceuticals, Inc.†#	6,200	169,384
Spectrum Pharmaceuticals, Inc.†	48,200	124,838
The Medicines Co.†#	8,100	156,006
Theravance, Inc.†#	4,300	70,735
Vivus, Inc.†	45,035	263,905

		2,944,989

Tobacco - 0.1%

Vector Group, Ltd.#	16,700	306,946

Toys - 0.2%
JAKKS Pacific, Inc.†#	26,528	741,458
Marvel Entertainment, Inc.†#	5,200	130,780

		872,238

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	39,000	500,760

Transport-Marine - 0.3%

Kirby Corp.†	24,213	1,091,522

Transport-Services - 0.4%

Bristow Group, Inc.†#	9,624	507,762
Hub Group, Inc., Class A†	13,400	401,866
Pacer International, Inc.#	32,800	504,136
UTI Worldwide, Inc.	15,400	258,412

		1,672,176

Transport-Truck - 1.1%

Arkansas Best Corp.#	11,210	299,419
Forward Air Corp.#	12,319	361,563
Heartland Express, Inc.#	30,791	430,458
Knight Transportation, Inc.#	58,901	871,146
Landstar System, Inc.	32,383	1,501,923
Old Dominion Freight Lines, Inc.†#	12,032	327,872
Patriot Transportation Holding, Inc.†	3,300	255,816

		4,048,197

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.†	11,400	120,156

Veterinary Products - 0.1%

PetMed Express, Inc.†	24,100	275,945

Water - 0.1%

Southwest Water Co.	20,300	222,691

Web Portals/ISP - 0.1%

Sohu.com, Inc.†#	5,800	261,464

Wire & Cable Products - 0.1%

Belden, Inc.#	9,600	377,280
Superior Essex, Inc.†#	5,656	160,517

		537,797

Wireless Equipment - 0.4%

Aruba Networks, Inc.†	4,400	24,684
EMS Technologies, Inc.†	24,800	713,992
Globecomm Systems, Inc.†	28,200	248,442
Novatel Wireless, Inc.†#	26,100	276,138
RELM Wireless Corp.	32,200	72,450
SBA Communications Corp., Class A†#	5,400	167,670
TESSCO Technologies, Inc.†	10,700	174,303

		1,677,679

Wound, Burn & Skin Care - 0.1%

Obagi Medical Products, Inc.†#	13,800	214,728

Total Long-Term Investment Securities (cost $392,253,319)		371,802,135

SHORT-TERM INVESTMENT SECURITIES - 22.8%
Collective Investment Pool - 21.6%

Securities Lending Quality Trust(2)	81,359,441	81,359,441

Registered Investment Company - 0.9%

T. Rowe Price Reserve Investment Fund	3,377,635	3,377,635

Time Deposit - 0.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 03/03/08	$1,097,000	1,097,000

Total Short-Term Investment Securities (cost $85,834,076)		85,834,076

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $879,182 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $899,397 (cost $879,000)	879,000	879,000

TOTAL INVESTMENTS (cost $478,966,395)(1)	121.8%	458,515,211
Liabilities in excess of other assets	(21.8)	(82,060,928)

NET ASSETS —	100.0%	$376,454,283

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities on loan.

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.9%
Advanced Materials - 0.2%

Ceradyne, Inc.†#	23,135	$719,730
Hexcel Corp.†#	80,238	1,620,005

		2,339,735

Advertising Services - 0.1%

Greenfield Online, Inc.†	18,466	249,845
inVentiv Health, Inc.†	26,479	842,032
Marchex, Inc., Class B#	23,803	210,181

		1,302,058

Aerospace/Defense - 0.3%

Aerovironment, Inc.†#	6,319	134,215
Esterline Technologies Corp.†	24,882	1,303,817
MTC Technologies, Inc.†#	8,027	190,240
Teledyne Technologies, Inc.†	29,742	1,320,545
TransDigm Group, Inc.†	8,406	326,657

		3,275,474

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†#	31,728	821,438
Argon ST, Inc.†#	11,072	179,920
Curtiss-Wright Corp.	37,682	1,584,905
GenCorp, Inc.†#	47,727	496,361
HEICO Corp.#	21,746	952,475
Innovative Solutions and Support, Inc.†#	10,728	97,088
Kaman Corp., Class A	20,712	497,088
Moog, Inc., Class A†	32,232	1,322,801
Orbital Sciences Corp.†	50,483	1,092,957
Triumph Group, Inc.#	14,012	792,939

		7,837,972

Agricultural Chemicals - 0.8%

CF Industries Holdings, Inc.	47,103	5,750,334
UAP Holding Corp.	43,792	1,685,992

		7,436,326

Agricultural Operations - 0.1%

Alico, Inc.#	3,067	125,287
Andersons, Inc.#	13,235	612,251
Cadiz, Inc.†#	10,112	150,871
Maui Land & Pineapple Co., Inc.†#	3,771	98,649
Tejon Ranch Co.†#	9,405	332,937

		1,319,995

Airlines - 0.4%

AirTran Holdings, Inc.†#	77,840	562,005
Alaska Air Group, Inc.†#	32,372	789,877
Allegiant Travel Co.†	4,492	122,227
ExpressJet Holdings, Inc.†#	46,119	112,069
JetBlue Airways Corp.†#	151,905	827,882
Pinnacle Airlines Corp.†#	15,692	175,908
Republic Airways Holdings, Inc.†	27,193	531,623
Skywest, Inc.	51,799	1,145,794

		4,267,385

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†#	34,193	558,714
Darling International, Inc.†	68,795	956,250
Rentech, Inc.†#	138,463	174,463

		1,689,427

Apparel Manufacturers - 0.4%

Carter’s, Inc.†	49,704	766,933
Columbia Sportswear Co.#	11,766	486,289
G-III Apparel Group, Ltd.†	11,069	144,893
Gymboree Corp.†	24,379	965,164
Maidenform Brands, Inc.†	19,554	241,883
Oxford Industries, Inc.#	11,784	249,114
Quiksilver, Inc.†	105,777	951,993
True Religion Apparel, Inc.†#	11,867	242,443
Volcom, Inc.†#	12,458	246,295

		4,295,007

Appliances - 0.0%

Hhgregg, Inc.†#	7,982	92,112

Applications Software - 0.6%

Actuate Corp.†	51,516	247,277
American Reprographics Co.†#	25,312	409,548
Deltek Inc Com†#	7,650	98,303
EPIQ Systems, Inc.†#	26,241	356,878
Nuance Communications, Inc.†	127,710	2,100,829
OpenTV Corp. Class A†#	79,698	106,795
PDF Solutions, Inc.†#	19,325	110,152
Progress Software Corp.†	34,900	996,046
Quest Software, Inc.†	58,046	825,995
SourceForge, Inc.†#	57,530	98,952
Unica Corp.†#	8,344	62,830

		5,413,605

Athletic Equipment - 0.0%

Nautilus, Inc.#	26,837	112,447

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A#	21,989	319,060

Auction Houses/Art Dealers - 0.2%

Premier Exhibitions, Inc.†#	24,873	118,893
Sotheby’s	56,208	1,895,334

		2,014,227

Audio/Video Products - 0.1%

DTS, Inc.†#	15,473	376,458
Tivo, Inc.†#	82,927	719,806
Universal Electronics, Inc.†	12,264	278,393

		1,374,657

Auto Repair Centers - 0.0%

Midas, Inc.†#	12,571	190,199
Monro Muffler Brake, Inc.	13,772	230,681

		420,880

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†#	57,906	237,994

Auto-Truck Trailers - 0.0%

Wabash National Corp.#	25,971	205,171

Auto/Truck Parts & Equipment-Original - 0.7%

Accuride Corp.†	20,037	144,667
American Axle & Manufacturing Holdings, Inc.	38,063	749,080
Amerigon, Inc.†	18,392	333,999
ArvinMeritor, Inc.#	60,744	685,800
Hayes Lemmerz International, Inc.†#	85,069	270,519
Lear Corp.†	65,241	1,799,347
Miller Industries, Inc.†	8,511	98,387
Modine Manufacturing Co.	27,579	344,186
Noble International, Ltd.#	9,990	108,991

Spartan Motors, Inc.#	27,396	222,729
Superior Industries International, Inc.#	19,424	337,201
Tenneco, Inc.†	39,381	994,370
Titan International, Inc.#	20,490	696,455
Visteon Corp.†#	110,291	386,019

		7,171,750

Auto/Truck Parts & Equipment-Replacement - 0.1%

Aftermarket Technology Corp.†	18,586	348,487
Commercial Vehicle Group, Inc.†	18,202	170,371
Exide Technologies†#	63,449	648,449
Standard Motor Products, Inc.	13,394	99,250

		1,266,557

Banks-Commercial - 5.5%

1st Source Corp.	11,736	204,911
AMCORE Financial, Inc.#	18,665	362,474
AmericanWest Bancorp#	14,620	129,095
Ameris Bancorp#	11,517	163,772
Bancfirst Corp.#	6,785	285,852
Banco Latinoamericano de Exportaciones SA	23,148	311,109
Bancorp, Inc.†	9,661	110,522
Bank Mutual Corp.	42,397	455,768
Bank of the Ozarks, Inc.#	10,396	245,865
BankFinancial Corp.#	19,716	280,362
Banner Corp.#	13,172	285,306
Capital City Bank Group, Inc.#	10,797	290,547
Capital Corp. of the West#	8,124	111,705
Capitol Bancorp, Ltd.#	12,117	225,619
Cascade Bancorp#	19,104	194,097
Cass Information Systems, Inc.#	5,915	165,609
Cathay General Bancorp#	43,540	954,397
Centennial Bank Holdings, Inc.†#	43,356	257,101
Center Financial Corp.#	8,547	83,162
Central Pacific Financial Corp.#	24,465	452,358
Chemical Financial Corp.#	21,111	469,086
Citizens Republic Bancorp.#	64,410	716,883
City Bank#	11,614	214,162
City Holding Co.	14,595	543,518
CoBiz Financial, Inc.#	15,736	193,395
Columbia Banking System, Inc.	15,222	351,476
Community Bancorp Nevada†#	8,865	109,040
Community Bank Systems, Inc.#	25,600	565,760
Community Trust Bancorp, Inc.	12,946	350,189
Corus Bankshares, Inc.#	33,113	342,057
CVB Financial Corp.#	56,424	518,537
Enterprise Financial Services Corp.#	8,764	175,368
F.N.B. Corp.#	51,354	704,063
First Bancorp#	10,240	181,350
First BanCorp Puerto Rico	78,698	711,430
First Busey Corp.#	22,082	413,154
First Charter Corp.#	29,905	724,000
First Commonwealth Financial Corp.#	62,961	666,127
First Community Bancorp	22,013	627,370
First Community Bancshares, Inc.#	8,543	270,386
First Financial Bancorp#	28,245	327,360
First Financial Bankshares, Inc.#	17,657	668,671
First Financial Corp.#	11,233	294,866
First Merchants Corp.#	15,582	420,870
First Midwest Bancorp, Inc.#	42,299	1,101,889
First Regional Bancorp†#	7,098	113,639
First South Bancorp, Inc.#	7,237	142,424
First State Bancorp	17,395	206,653
FirstMerit Corp.	68,456	1,284,919
Fremont General Corp.†#	57,643	57,649
Frontier Financial Corp.#	35,150	526,547
Glacier Bancorp, Inc.#	44,825	770,542
Great Southern Bancorp, Inc.#	8,852	158,893
Greene County Bancshares, Inc.#	9,722	177,135
Hancock Holding Co.#	22,761	843,067
Hanmi Financial Corp.#	32,461	247,677
Harleysville National Corp.#	26,125	347,201
Heartland Financial USA, Inc.#	10,807	192,148
Heritage Commerce Corp.	11,379	187,526
Home Bancshares, Inc.#	9,779	195,384
Horizon Financial Corp.#	10,425	133,440
IBERIABANK Corp.	9,872	439,008
Imperial Capital Bancorp, Inc.	4,676	104,555
Independent Bank Corp. (MA)#	12,079	319,731
Independent Bank Corp. (MI)#	19,213	187,519
Integra Bank Corp.#	17,670	251,091
International Bancshares Corp.	43,583	944,879
Irwin Financial Corp.#	16,008	120,220
Lakeland Bancorp, Inc.#	17,061	190,057
Lakeland Financial Corp.#	10,369	211,528
Macatawa Bank Corp.#	13,162	121,354
MainSource Financial Group, Inc.#	15,932	208,869
MB Financial, Inc.#	31,041	893,050
Midwest Banc Holdings, Inc.#	18,777	192,840
Nara BanCorp., Inc.	19,030	208,569
National Penn Bancshares, Inc.#	65,908	1,055,187
NBT Bancorp, Inc.#	27,424	525,718
Old National Bancorp#	56,509	877,020
Old Second Bancorp, Inc.#	10,333	266,178
Omega Financial Corp.#	10,759	295,980
Oriental Financial Group, Inc.	17,627	366,994
Pacific Capital Bancorp#	40,005	838,105
Park National Corp.#	10,301	623,210
Peoples Bancorp, Inc.	8,950	194,394
Pinnacle Financial Partners, Inc.†#	18,941	434,507
Preferred Bank Los Angeles California	7,846	143,739
PrivateBancorp, Inc.#	16,052	483,005
Prosperity Bancshares, Inc.	30,221	797,834
Provident Bankshares Corp.#	27,429	349,171
Renasant Corp.#	18,020	379,501
Republic Bancorp, Inc., Class A#	8,063	131,911
Royal Bancshares of Pennsylvania, Inc., Class A#	4,620	61,677
Royal Bank of Canada	3,771	188,946
S&T Bancorp, Inc.#	21,100	598,185
S.Y. Bancorp, Inc.#	9,916	217,855
Sandy Spring Bancorp, Inc.#	13,387	364,260
Santander Bancorp	3,730	43,305
SCBT Financial Corp.	8,644	258,542
Seacoast Banking Corp. of Florida#	12,622	126,220
Security Bank Corp.#	13,920	94,378
Sierra Bancorp#	6,450	144,287
Signature Bank†	25,244	668,966

Simmons First National Corp., Class A#	12,019	307,085
Southside Bancshares, Inc.#	9,749	202,487
Southwest Bancorp, Inc.	12,157	196,822
Sterling Bancorp#	15,879	223,576
Sterling Bancshares, Inc.	63,306	589,379
Sterling Financial Corp.†#	22,458	375,722
Suffolk Bancorp#	8,546	255,269
Sun Bancorp, Inc.†#	13,378	170,703
Superior Bancorp.†#	34,271	178,895
Susquehanna Bancshares, Inc.#	72,394	1,439,917
SVB Financial Group†#	29,165	1,321,174
Taylor Capital Group, Inc.	4,668	76,088
Texas Capital Bancshares, Inc.†	19,931	298,168
The South Financial Group, Inc.#	63,084	910,302
Tompkins Trustco, Inc.#	5,593	246,372
TriCo Bancshares#	11,929	201,242
TrustCo Bank Corp. NY#	63,905	552,778
Trustmark Corp.#	41,637	822,747
UCBH Holdings, Inc.#	84,993	959,571
UMB Financial Corp.#	26,344	1,008,448
Umpqua Holding Corp.#	52,113	738,441
Union Bankshares Corp.#	11,357	198,634
United Bankshares, Inc.#	32,606	856,560
United Community Banks, Inc.#	35,358	503,498
United Security Bancshares#	6,957	93,224
Univest Corp. of Pennsylvania#	11,041	226,009
Virginia Commerce Bancorp, Inc.†#	14,579	146,956
W Holding Co., Inc.#	97,078	127,172
Washington Trust Bancorp, Inc.#	9,715	224,611
WesBanco, Inc.	21,451	499,594
West Coast Bancorp.	13,353	200,295
Westamerica Bancorp.#	25,568	1,210,133
Western Alliance Bancorp.†#	14,101	168,930
Wilshire Bancorp, Inc.	14,991	106,136
Wintrust Financial Corp.	20,542	693,292

		54,068,057

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.#	31,514	433,948

Batteries/Battery Systems - 0.2%

Energy Conversion Devices, Inc.†#	33,690	895,143
EnerSys†	18,201	418,441
Greatbatch, Inc.†	18,996	405,945
Medis Technologies, Ltd.†#	19,475	210,914

		1,930,443

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co.	5,060	276,731
Jones Soda Co.†#	22,002	117,271
National Beverage Corp.#	8,709	63,750

		457,752

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	7,684	274,011

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies†#	25,448	166,175
CKX, Inc.†#	32,204	287,260
Crown Media Holdings, Inc., Class A†#	13,729	76,059
DG Fastchannel, Inc.†#	12,686	256,130
Fisher Communications, Inc.†	5,312	166,372
Gray Television, Inc.#	35,613	206,555
Nexstar Broadcasting Group, Inc. Class A†#	9,037	66,874
World Wrestling Entertainment, Inc.	19,188	339,628

		1,565,053

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†#	13,002	86,203
China Architectral Engineering Inc.†#	4,221	24,693
Drew Industries, Inc.†#	15,439	416,235
Gibraltar Industries, Inc.	21,276	232,547
Interline Brands, Inc.†	23,539	418,288
NCI Building Systems, Inc.†#	17,155	520,483
Simpson Manufacturing Co., Inc.#	31,382	751,913
Trex Co., Inc.†#	10,168	79,310

		2,529,672

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.†	34,732	397,334
Insituform Technologies, Inc., Class A†#	23,206	324,188
Layne Christensen Co.†	14,224	569,529

		1,291,051

Building Products-Air & Heating - 0.1%

Aaon, Inc.	11,774	194,389
Comfort Systems USA, Inc.	34,842	414,620

		609,009

Building Products-Cement - 0.2%

Texas Industries, Inc.#	23,232	1,338,163
US Concrete, Inc.†	28,922	115,399

		1,453,562

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	24,494	376,963
PGT, Inc.†#	8,865	30,141

		407,104

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,616	207,537

Building Products-Wood - 0.0%

Universal Forest Products, Inc.#	14,200	394,476

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	28,831	870,408
Perini Corp.†	22,707	851,058

		1,721,466

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	36,855	731,940
Healthcare Services Group#	35,380	699,816
Integrated Electrical Services, Inc.†#	11,383	196,471
Rollins, Inc.	36,144	637,942

		2,266,169

Building-MobileHome/Manufactured Housing - 0.2%

Champion Enterprises, Inc.†#	65,303	579,891
Fleetwood Enterprises, Inc.†#	54,494	232,144
MonaCo. Coach Corp.#	25,469	249,087
Palm Harbor Homes, Inc.†#	8,320	41,933
Skyline Corp.#	5,803	163,644

Winnebago Industries, Inc.#	25,143	504,620

		1,771,319

Building-Residential/Commercial - 0.2%

Amrep Corp.#	1,333	49,588
Beazer Homes USA, Inc.#	33,267	236,196
Brookfield Homes Corp.#	9,605	146,476
Hovnanian Enterprises, Inc., Class A†#	31,849	290,144
M/I Homes, Inc.#	10,261	169,204
Meritage Homes Corp.†#	22,311	337,789
Standard-Pacific Corp.#	55,081	226,383
WCI Communities, Inc.†#	26,269	102,186

		1,557,966

Cable TV - 0.1%

Charter Communications, Inc., Class A†#	347,660	334,449
LodgeNet Entertainment Corp.†#	19,333	179,990
Mediacom Communications Corp., Class A†#	46,138	201,623

		716,062

Capacitors - 0.0%

KEMET Corp.†	71,430	354,293

Casino Hotels - 0.1%

Ameristar Casinos, Inc.#	21,507	417,021
Monarch Casino & Resort, Inc.†	10,216	169,790
MTR Gaming Group, Inc.†#	17,435	98,333
Riviera Holdings Corp.†#	8,652	197,352
Trump Entertainment Resorts, Inc.†#	26,457	106,357

		988,853

Casino Services - 0.2%

Bally Technologies, Inc.†#	45,300	1,717,323
Shuffle Master, Inc.†#	29,965	246,912

		1,964,235

Cellular Telecom - 0.1%

Centennial Communications Corp.†	20,301	106,987
iPCS, Inc.†(1)(2)(3)	14,461	274,325
Rural Cellular Corp. Class A†#	10,375	456,811
Syniverse Holdings, Inc.†	23,226	393,681
Virgin Mobile USA, Inc.†#	23,375	118,511

		1,350,315

Chemicals-Diversified - 0.3%

Georgia Gulf Corp.#	29,262	177,328
Innophos Holdings, Inc.#	17,683	233,769
Innospec, Inc.	20,430	382,858
Olin Corp.	62,734	1,205,747
Rockwood Holdings, Inc.†	29,821	915,207
ShengdaTech, Inc.†#	24,345	257,570

		3,172,479

Chemicals-Fibers - 0.1%

Zoltek Cos., Inc.†#	21,228	485,697

Chemicals-Other - 0.0%

American Vanguard Corp.	15,479	233,888

Chemicals-Plastics - 0.2%

A. Schulman, Inc.#	22,941	468,914
Landec Corp.†	18,481	173,352
PolyOne Corp.†	79,111	514,222
Spartech Corp.	25,520	361,618

		1,518,106

Chemicals-Specialty - 1.5%

Arch Chemicals, Inc.	20,680	721,939
Balchem Corp.	15,177	304,147
Ferro Corp.	36,917	594,364
H.B. Fuller Co.	48,924	1,113,021
Hercules, Inc.	99,191	1,817,179
Minerals Technologies, Inc.	16,238	978,827
NewMarket Corp.#	12,169	814,715
NL Industries, Inc.#	6,076	65,985
OM Group, Inc.†	25,361	1,535,101
Sensient Technologies Corp.	39,992	1,077,384
Stepan Co.#	5,280	180,048
Symyx Technologies, Inc.†#	28,270	185,168
Terra Industries, Inc.†	78,972	3,570,324
Tronox, Inc., Class B#	35,265	155,519
Valhi, Inc.#	5,730	110,761
WR Grace & Co.†#	59,622	1,265,775
Zep, Inc.	18,478	290,105

		14,780,362

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	7,142	151,910
Park Electrochemical Corp.	17,183	404,660
TTM Technologies, Inc.†	35,892	395,530

		952,100

Coal - 0.5%

Alpha Natural Resources, Inc.†	55,758	2,260,429
International Coal Group, Inc.†#	108,097	672,364
Walter Industries, Inc.	44,292	2,419,672

		5,352,465

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	2,040	37,740

Coffee - 0.1%

Farmer Brothers Co.#	5,730	127,951
Green Mountain Coffee Roasters, Inc.†#	14,642	446,728
Peet’s Coffee & Tea, Inc.†#	11,620	272,024

		846,703

Collectibles - 0.0%

RC2 Corp.†	16,126	299,137

Commerce - 0.1%

Ariba, Inc.†	72,216	644,167
Global Sources, Ltd.†#	14,699	179,328
i2 Technologies, Inc.†#	13,166	171,158

		994,653

Commercial Services - 0.8%

Arbitron, Inc.#	24,019	1,006,877
CoStar Group, Inc.†#	16,330	678,022
CPI Corp.#	4,428	73,416
DynCorp International, Inc., Class A†	21,240	353,009
ExlService Holdings, Inc.†#	19,225	410,069
First Advantage Corp., Class A†#	6,320	125,705
HMS Holdings Corp.†	17,863	488,732

ICT Group, Inc.†#	6,894	59,219
Live Nation, Inc.†#	62,400	740,688
PeopleSupport, Inc.†	20,042	232,688
PHH Corp.†	45,521	921,345
Pre-Paid Legal Services, Inc.†#	7,143	340,364
Source Interlink Cos., Inc.†#	29,257	49,444
Standard Parking Corp.†	8,364	169,956
Steiner Leisure, Ltd.†	13,705	449,798
Team, Inc.†	13,473	410,792
TeleTech Holdings, Inc.†	35,558	802,544
The Providence Service Corp.†#	9,847	277,587

		7,590,255

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.	52,067	386,858
Bankrate, Inc.†#	9,574	404,597
CBIZ, Inc.†#	40,372	359,311
Clayton Holdings, Inc.†#	10,202	44,175
Coinstar, Inc.†	23,659	689,896
Deluxe Corp.	44,153	919,707
Dollar Financial Corp.†	13,656	306,850
Euronet Worldwide, Inc.†#	39,004	842,486
Global Cash Access Holdings, Inc.†#	37,582	198,057
Heartland Payment Systems, Inc.#	13,889	305,975
Interactive Data Corp.	30,699	898,253
Jackson Hewitt Tax Service, Inc.#	25,571	535,201
Morningstar, Inc.†#	10,463	682,083
Net 1 UEPS Technologies, Inc.†	35,578	1,035,320
QC Holdings, Inc.#	6,739	55,327
TNS, Inc.†	20,595	367,621
Wright Express Corp.†	33,976	983,265

		9,014,982

Communications Software - 0.2%

Avid Technology, Inc.†#	35,128	856,069
Digi International, Inc.†	21,482	226,206
DivX, Inc.†	19,757	194,211
Seachange International, Inc.†	25,058	147,842
Smith Micro Software, Inc.†#	25,209	129,070

		1,553,398

Computer Aided Design - 0.5%

Ansys, Inc.†	65,941	2,464,215
MSC.Software Corp.†	37,333	473,009
Parametric Technology Corp.†	97,717	1,496,048

		4,433,272

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†#	9,359	127,563
Trident Microsystems, Inc.†#	51,457	256,771

		384,334

Computer Services - 0.8%

3PAR, Inc.†	6,266	51,381
CACI International, Inc., Class A†	26,291	1,147,865
CIBER, Inc.†	46,187	212,460
COMSYS IT Partners, Inc.†	14,916	140,509
iGate Corp.†	18,580	147,154
IHS, Inc.†	28,557	1,760,539
Limelight Networks, Inc.†#	15,704	73,495
LivePerson, Inc.†#	34,390	117,270
Manhattan Associates, Inc.†	21,741	479,606
Ness Technologies, Inc.†	29,050	270,746
Perot Systems Corp., Class A†	74,272	1,024,211
SI International, Inc.†	11,151	277,437
SRA International, Inc.†	35,135	843,240
SYKES Enterprises, Inc.†	27,983	469,835
Syntel, Inc.#	10,711	291,660
Tyler Technologies, Inc.†#	33,132	458,878
Virtusa Corp.†#	3,748	40,966

		7,807,252

Computer Software - 0.2%

Blackbaud, Inc.	37,391	977,401
Double-Take Software, Inc.†	7,137	74,154
Guidance Software, Inc.†	2,794	30,119
Omniture, Inc.†#	37,689	866,093

		1,947,767

Computers - 0.1%

Palm, Inc.#	88,008	569,412
Rackable Systems, Inc.†#	24,350	224,994

		794,406

Computers-Integrated Systems - 0.6%

3D Systems Corp.†#	14,975	216,539
Agilysys, Inc.	19,966	252,969
Cray, Inc.†	27,618	130,081
Echelon Corp.†#	25,462	285,938
Integral Systems, Inc#	7,980	194,233
Jack Henry & Associates, Inc.	66,976	1,575,945
Mercury Computer Systems, Inc.†#	18,902	121,162
MICROS Systems, Inc.†	68,930	2,208,517
MTS Systems Corp.	15,088	470,595
Radiant Systems, Inc.†	22,333	318,915
Radisys Corp.†#	18,677	177,618
Stratasys, Inc.†#	17,548	329,201
Super Micro Computer, Inc.†#	7,851	70,502

		6,352,215

Computers-Memory Devices - 0.3%

Data Domain, Inc.†	7,700	163,548
Hutchinson Technology, Inc.†#	22,144	372,019
Imation Corp.#	29,935	675,034
Isilon Systems, Inc.†#	7,243	40,633
Netezza Corp†#	8,613	85,269
Quantum Corp.†#	166,747	416,868
Silicon Graphics, Inc.†#	5,546	87,461
Silicon Storage Technology, Inc.†	77,269	218,671
Smart Modular Technologies WWH, Inc.†	42,652	283,209
STEC, Inc.†#	27,529	200,411

		2,543,123

Computers-Periphery Equipment - 0.2%

Compellent Technologies Inc†#	5,502	46,217
Electronics for Imaging, Inc.†	48,340	728,000
Immersion Corp.†	25,642	216,162
Rimage Corp.†	8,593	197,811

Synaptics, Inc.†#	20,453	547,936

		1,736,126

Computers-Voice Recognition - 0.0%

Intervoice, Inc.†	33,047	233,642

Consulting Services - 1.0%

BearingPoint, Inc.†#	171,506	277,840
CRA International, Inc.†#	9,349	355,075
Diamond Management & Technology Consultants, Inc.	22,423	132,968
Forrester Research, Inc.†	12,854	342,431
FTI Consulting, Inc.†	40,312	2,559,812
Gartner, Inc.†#	58,684	1,109,714
Huron Consulting Group, Inc.†	15,864	841,744
LECG Corp.†	21,484	204,098
MAXIMUS, Inc.	15,715	570,769
Navigant Consulting, Inc.†#	40,390	658,761
The Advisory Board Co.†#	15,367	853,944
Watson Wyatt Worldwide, Inc., Class A	36,381	1,930,012

		9,837,168

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A	44,397	835,551
Blyth, Inc.	20,357	403,679
Central Garden and Pet Co. Class A†#	59,414	261,422
CSS Industries, Inc.	6,669	232,815
Fossil, Inc.†	37,128	1,194,779
Helen of Troy, Ltd.†	25,774	406,971
Russ Berrie & Co., Inc.†#	14,146	184,747
Spectrum Brands, Inc.†#	33,293	125,182
Tupperware Brands Corp.	52,291	1,907,576
WD-40 Co.	14,963	465,050

		6,017,772

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	28,238	1,846,483
Silgan Holdings, Inc.	21,097	986,074

		2,832,557

Containers-Paper/Plastic - 0.0%

AEP Industries, Inc.†#	4,773	145,051
Chesapeake Corp.#	16,948	59,318
Graphic Packaging Corp.#	58,461	180,060

		384,429

Cosmetics & Toiletries - 0.2%

Chattem, Inc.†	14,432	1,124,253
Elizabeth Arden, Inc.†#	20,746	377,992
Inter Parfums, Inc.#	7,319	118,861
Revlon, Inc., Class A†#	167,309	170,655

		1,791,761

Data Processing/Management - 0.2%

BladeLogic, Inc.†#	4,935	94,259
Commvault Systems, Inc.†	30,188	422,632
CSG Systems International, Inc.†	28,738	326,176
FalconStor Software, Inc.†#	27,226	226,520
infoUSA, Inc.	27,658	210,477
Pegasystems, Inc.	11,409	107,245
Schawk, Inc.	12,524	197,253

		1,584,562

Decision Support Software - 0.1%

Interactive Intelligence, Inc.†	11,084	158,058
QAD, Inc.#	12,292	107,432
SPSS, Inc.†	15,648	595,093
Wind River Systems, Inc.†	63,504	459,134

		1,319,717

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	50,351	621,835
Sirona Dental Systems, Inc.†#	14,248	370,590

		992,425

Diagnostic Equipment - 0.2%

Hansen Medical, Inc.†#	8,145	153,044
Immucor, Inc.†	58,601	1,746,310

		1,899,354

Diagnostic Kits - 0.4%

Inverness Medical Innovations, Inc.†#	64,179	1,870,818
Meridian Bioscience, Inc.	33,792	1,158,052
OraSure Technologies, Inc.†#	39,284	280,488
Quidel Corp.†	24,420	401,220

		3,710,578

Direct Marketing - 0.0%

Gaiam, Inc.†	14,723	313,305
ValueVision Media, Inc., Class A†#	26,099	137,281

		450,586

Disposable Medical Products - 0.1%

ICU Medical, Inc.†#	10,988	294,918
Medical Action Industries, Inc.†	11,838	222,791
Merit Medical Systems, Inc.†	23,294	369,210
Volcano Corp.†	24,542	300,885

		1,187,804

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†#	37,660	322,370
BlueLinx Holdings, Inc.#	9,798	53,301
Bmp Sunstone Corp Com†#	25,980	224,207
Brightpoint, Inc.†	43,266	447,370
Building Materials Holding Corp.#	25,001	144,506
Central European Distribution Corp.†#	30,066	1,749,240
Core-Mark Holding Co., Inc.†#	7,800	207,246
Houston Wire & Cable Co.#	13,332	193,314
LKQ Corp.†	95,744	2,033,603
MWI Veterinary Supply, Inc.†#	7,246	252,378
NuCo2, Inc.†	13,067	361,041
Owens & Minor, Inc.	34,461	1,480,789
Scansource, Inc.†#	21,901	743,977
United Stationers, Inc.†#	21,279	1,050,332
Watsco, Inc.#	19,475	740,050

		10,003,724

Diversified Financial Services - 0.0%

Newstar Financial Inc†#	15,737	93,163

Diversified Manufacturing Operations - 1.2%

A.O. Smith Corp.	17,503	637,634
Actuant Corp., Class A#	46,636	1,253,576

Acuity Brands, Inc.	34,902	1,549,998
Ameron International Corp.#	7,750	855,367
AZZ, Inc.†#	9,915	351,189
Barnes Group, Inc.	39,202	891,453
Blount International, Inc.†	32,378	386,270
EnPro Industries, Inc.†#	18,254	539,041
ESCO Technologies, Inc.†#	22,072	729,700
Federal Signal Corp.	40,782	492,239
GenTek, Inc.†#	7,366	202,565
Griffon Corp.†	25,373	224,551
Koppers Holdings, Inc.	14,920	623,208
Lancaster Colony Corp.	17,859	663,105
LSB Industries, Inc.†	13,215	315,178
Matthews International Corp., Class A	26,879	1,205,792
Park-Ohio Holdings Corp.†	6,820	140,969
Raven Industries, Inc.#	13,615	398,647
Standex International Corp.	10,576	201,050
Tredegar Corp.	25,397	401,527

		12,063,059

Diversified Minerals - 0.1%

AMCOL International Corp.#	21,828	629,083
General Moly Inc†#	41,301	441,508

		1,070,591

Diversified Operations - 0.0%

Resource America, Inc., Class A#	11,235	134,258

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	20,347	970,755
Compass Diversified Trust#	18,007	244,895
Viad Corp.	17,929	621,599
Volt Information Sciences, Inc.†#	12,065	193,885

		2,031,134

Drug Delivery Systems - 0.2%

Alkermes, Inc.†	85,550	1,107,017
Bentley Pharmaceuticals, Inc.†#	16,258	241,106
I-Flow Corp.†#	17,451	245,885
Nastech Pharmaceutical Co., Inc.†#	21,677	50,074
Noven Pharmaceuticals, Inc.†#	21,131	286,536
Penwest Pharmaceuticals Co.†#	19,813	61,024

		1,991,642

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†#	20,572	165,399
Blue Nile, Inc.†#	11,409	503,821
FTD Group, Inc.	16,275	224,432
Mercadolibre, Inc.†#	13,686	494,749
Overstock.com, Inc.†#	14,003	143,531
Shutterfly, Inc.†#	12,418	189,871
Stamps.com, Inc.†#	14,021	124,086

		1,845,889

E-Commerce/Services - 0.4%

Internet Brands Inc Cl A Common†	4,989	39,762
Move, Inc.†#	88,733	222,720
Orbitz Worldwide, Inc.†#	28,920	182,485
priceline.com, Inc.†#	32,228	3,674,637

		4,119,604

E-Marketing/Info - 0.3%

Comscore Inc†	5,090	104,956
Constant Contact, Inc.†#	6,153	109,523
Digital River, Inc.†#	35,179	1,147,891
Liquidity Services, Inc.†#	9,027	87,291
ValueClick, Inc.†	84,926	1,639,921

		3,089,582

E-Services/Consulting - 0.2%

GSI Commerce, Inc.†#	17,001	246,005
Keynote Systems, Inc.†#	13,348	144,692
Perficient, Inc.†#	24,925	210,616
RightNow Technologies, Inc.†#	15,368	175,656
Sapient Corp.†#	69,351	511,810
Websense, Inc.†	38,261	744,942

		2,033,721

Educational Software - 0.1%

Blackboard, Inc.†	24,303	699,197
Renaissance Learning, Inc.#	7,242	95,305

		794,502

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†	88,713	1,421,182
Littelfuse, Inc.†	18,912	589,487

		2,010,669

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	3,487	51,538

Electric-Integrated - 1.6%

Allete, Inc.	21,815	786,213
Aquila, Inc.†	318,763	1,039,167
Avista Corp.	44,881	818,629
Black Hills Corp.	32,046	1,145,965
Central Vermont Public Service Corp.	8,664	207,503
CH Energy Group, Inc.#	13,410	479,810
Cleco Corp.	50,777	1,163,301
El Paso Electric Co.†	38,950	796,917
IDACORP, Inc.#	37,421	1,115,146
MGE Energy, Inc.#	18,050	569,658
Northwestern Corp.	30,549	787,859
Osiris Therapeutics, Inc.†#	12,521	128,591
Otter Tail Corp.#	25,291	820,693
Pike Electric Corp.†	15,115	195,437
PNM Resources, Inc.	65,242	772,465
Portland General Electric Co.	25,950	605,413
The Empire District Electric Co.#	28,539	585,335
UIL Holdings Corp.#	21,401	628,975
Unisource Energy Corp.	30,009	709,713
Westar Energy, Inc.	85,015	1,932,391

		15,289,181

Electric-Transmission - 0.2%

ITC Holdings Corp.#	41,264	2,199,371

Electronic Components-Misc. - 0.5%

Bel Fuse, Inc., Class B#	10,112	275,754
Benchmark Electronics, Inc.†	61,791	1,038,089
CTS Corp.	30,528	296,122

Cubic Corp.	13,230	338,291
Daktronics, Inc.#	27,041	467,268
Methode Electronics, Inc.	31,103	331,247
OSI Systems, Inc.†#	12,885	272,518
Plexus Corp.†	39,418	976,384
Rogers Corp.†	15,034	476,277
Stoneridge, Inc.†	12,076	130,179
Technitrol, Inc.	34,703	763,813

		5,365,942

Electronic Components-Semiconductors - 1.4%

Actel Corp.†	22,161	262,608
Advanced Analogic Technologies, Inc.†	32,459	210,984
AMIS Holdings, Inc.†	56,866	387,826
Amkor Technology, Inc.†	88,992	1,042,096
Applied Micro Circuits Corp.†	55,293	410,827
Authentec Inc†#	6,603	67,020
Cavium Network, Inc.†	5,740	81,623
Conexant Systems, Inc.†#	417,283	221,160
Diodes, Inc.†#	25,337	571,856
DSP Group, Inc.†	27,586	319,998
IPG Photonics Corp.†	8,544	145,846
IXYS Corp.†#	20,816	146,753
Lattice Semiconductor Corp.†	97,641	251,914
Microsemi Corp.†#	64,885	1,411,249
Microtune, Inc.†	45,593	229,789
MIPS Technologies, Inc.†#	36,905	136,918
Monolithic Power Systems, Inc.†#	21,516	358,026
Netlogic Microsystems, Inc.†#	14,006	330,542
OmniVision Technologies, Inc.†#	46,728	741,106
ON Semiconductor Corp.†#	206,500	1,239,000
PLX Technology, Inc.†#	24,390	157,559
PMC - Sierra, Inc.†#	181,774	870,697
Rubicon Technology Inc Com†#	5,535	162,784
Semtech Corp.†	53,496	681,539
Silicon Image, Inc.†#	74,661	341,947
SiRF Technology Holdings, Inc.†#	51,056	330,332
Skyworks Solutions, Inc.†	136,027	1,123,583
Spansion, Inc. Class A†#	76,538	210,480
Supertex, Inc.†#	9,057	187,480
Syntax-Brillian Corp.†#	48,797	34,670
Volterra Semiconductor Corp.†#	18,104	156,600
Zoran Corp.†	42,196	579,351

		13,404,163

Electronic Design Automation - 0.2%

Ansoft Corp.†	14,470	351,910
Comtech Group, Inc.†#	16,717	174,860
Magma Design Automation, Inc.†#	34,576	339,536
Mentor Graphics Corp.†	76,204	693,457

		1,559,763

Electronic Measurement Instruments - 0.8%

Analogic Corp.	11,263	658,998
Badger Meter, Inc.#	12,104	462,010
Eagle Test Systems, Inc.†	10,430	109,202
FARO Technologies, Inc.†	14,111	462,135
FLIR Systems, Inc.†#	112,775	3,209,577
Itron, Inc.†#	25,528	2,433,584
Measurement Specialties, Inc.†#	12,137	215,189
Zygo Corp.†#	12,864	163,887

		7,714,582

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	7,807	422,827
Icx Technologies Inc Com†	4,242	32,197
LoJack Corp.†	15,942	198,956
Taser International, Inc.†#	52,810	595,169

		1,249,149

Energy-Alternate Sources - 0.3%

Aventine Renewable Energy Holdings, Inc.†#	25,601	164,614
Clean Energy Fuels Corp.†#	8,496	129,819
Comverge, Inc.†#	5,028	70,694
Evergreen Energy, Inc.†#	71,172	153,020
Evergreen Solar, Inc.†#	85,443	821,107
FuelCell Energy, Inc.†#	56,361	403,545
Headwaters, Inc.†#	33,530	411,078
MGP Ingredients, Inc.#	8,417	54,037
Nova Biosource Fuels, Inc.†#	26,670	53,873
Pacific Ethanol, Inc.†#	30,263	150,104
US BioEnergy Corp†	11,515	84,405
Verasun Energy Corp.†#	33,901	306,465
Verenium Corp.†#	34,615	103,499

		2,906,260

Engineering/R&D Services - 0.6%

Aecom Technology Corp.†#	36,475	945,432
EMCOR Group, Inc.†	54,259	1,307,099
ENGlobal Corp.†	14,232	131,504
Michael Baker Corp.†	6,142	176,890
SAIC, Inc.†	141,916	2,704,919
Stanley, Inc.†	6,803	188,375

		5,454,219

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	42,076	751,898

Enterprise Software/Service - 1.0%

Advent Software, Inc.†#	14,763	663,449
Concur Technologies, Inc.†#	36,427	1,065,126
Epicor Software Corp.†	49,430	547,190
Informatica Corp.†	74,448	1,299,862
JDA Software Group, Inc.†#	21,844	372,877
Lawson Software, Inc.†	104,982	818,860
ManTech International Corp., Class A†	16,613	732,301
MicroStrategy, Inc., Class A†	8,135	541,140
Omnicell, Inc.†	28,611	543,609
Packeteer, Inc.†#	30,607	136,813
PROS Holdings, Inc.†	6,668	86,217
Sybase, Inc.†	77,694	2,068,214
SYNNEX Corp.†#	13,859	288,406
Taleo Corp., Class A†	14,058	267,946
The Ultimate Software Group, Inc.†#	20,992	572,242

		10,004,252

Entertainment Software - 0.3%

Glu Mobile, Inc.†#	6,300	29,736
Midway Games, Inc.†#	19,670	39,340
Take-Two Interactive Software, Inc.†#	62,043	1,644,140

THQ, Inc.†	56,926	1,065,085

		2,778,301

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	49,425	932,650

Environmental Monitoring & Detection - 0.2%

Clean Harbors, Inc.†	14,105	867,740
Mine Safety Appliances Co.#	23,931	959,872

		1,827,612

Filtration/Separation Products - 0.2%

CLARCOR, Inc.#	43,627	1,561,847
Polypore International, Inc.†	12,756	229,225

		1,791,072

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	4,355	66,109

Finance-Consumer Loans - 0.2%

ASTA Funding, Inc.#	9,568	154,810
Encore Capital Group, Inc.†	13,675	100,922
Nelnet, Inc., Class A#	14,894	162,345
Ocwen Financial Corp.†#	30,214	181,284
Portfolio Recovery Associates, Inc.#	12,854	469,428
World Acceptance Corp.†#	14,903	452,753

		1,521,542

Finance-Credit Card - 0.0%

Advanta Corp., Class B#	31,536	243,458
CompuCredit Corp.†#	17,307	179,647

		423,105

Finance-Investment Banker/Broker - 0.8%

Cowen Group, Inc.†#	13,445	100,838
Duff + Phelps Corp New Cl A†	8,023	122,752
Evercore Partners, Inc., Class A#	7,839	153,958
FBR Capital Markets Corp.†	26,432	184,760
Friedman Billings Ramsey Group, Inc., Class A#	119,401	297,308
Greenhill & Co., Inc.#	15,213	988,997
Interactive Brokers Group, Inc., Class A†#	34,029	1,057,281
KBW, Inc.†#	24,899	534,582
Knight Capital Group, Inc., Class A†	82,607	1,324,190
LaBranche & Co., Inc.†#	45,236	209,895
Ladenburg Thalmann Financial Services, Inc.†#	83,323	146,648
optionsXpress Holdings, Inc.#	37,162	860,672
Penson Worldwide, Inc.†	12,370	126,421
Piper Jaffray Cos., Inc.†	14,885	576,496
Sanders Morris Harris Group, Inc.#	15,812	141,201
Stifel Financial Corp.†#	12,720	554,465
SWS Group, Inc.	18,989	216,285
Thomas Weisel Partners Group, Inc.†	18,347	161,454
TradeStation Group, Inc.†#	24,649	236,630

		7,994,833

Finance-Leasing Company - 0.1%

Financial Federal Corp.#	22,885	493,172

Finance-Mortgage Loan/Banker - 0.0%

Centerline Holding Co.#	43,323	216,615
Federal Agricultural Mtg. Corp., Class C#	8,779	211,047

		427,662

Finance-Other Services - 0.2%

Asset Acceptance Capital Corp.#	12,691	123,737
eSPEED, Inc., Class A† Class A#	16,563	192,296
FCStone Group, Inc.†#	7,493	349,474
GFI Group, Inc.#	13,634	1,043,683
MarketAxess Holdings, Inc.†#	26,410	247,462

		1,956,652

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.#	68,214	1,749,689
Primus Guaranty, Ltd.†#	38,304	160,111
RAM Holdings, Ltd.†#	15,477	25,847
Security Capital Assurance, Ltd.#	20,276	30,819
Triad Guaranty, Inc.†#	9,741	57,277

		2,023,743

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†#	25,229	129,172
Sturm Ruger & Co., Inc.†#	19,260	152,154

		281,326

Food-Baking - 0.2%

Flowers Foods, Inc.	65,297	1,479,630

Food-Canned - 0.1%

Treehouse Foods, Inc.†	26,545	588,503

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	30,378	736,059

Food-Dairy Products - 0.0%

American Dairy, Inc.†#	5,823	50,718

Food-Misc. - 0.5%

Cal-Maine Foods, Inc.#	10,722	369,909
Chiquita Brands International, Inc.†#	36,118	739,335
Hain Celestial Group, Inc.†#	33,760	911,520
J & J Snack Foods Corp.	11,915	293,705
Lance, Inc.	26,367	441,647
M&F Worldwide Corp.†#	10,318	382,076
Ralcorp Holdings, Inc.†	21,842	1,211,139
Seaboard Corp.	301	478,590

		4,827,921

Food-Retail - 0.3%

Arden Group, Inc., Class A#	965	128,364
Great Atlantic & Pacific Tea Co., Inc.†#	23,748	643,096
Ingles Markets, Inc., Class A	10,550	253,305
Ruddick Corp.	34,963	1,127,557
Village Super Market, Class A#	2,608	115,274
Weis Markets, Inc.	10,561	342,282
Winn-Dixie Stores, Inc.†	29,119	476,096

		3,085,974

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.†#	26,091	866,482
Nash Finch Co.#	11,405	399,973
Performance Food Group Co.†	30,056	976,820
Spartan Stores, Inc.	18,437	388,652

United Natural Foods, Inc.†#	36,414	616,125

		3,248,052

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†	10,878	1,203,542
Heelys, Inc.†#	5,476	26,778
Iconix Brand Group, Inc.†	43,137	896,387
Skechers USA, Inc., Class A†	17,348	369,339
Steven Madden, Ltd.†	17,435	293,605
Timberland Co., Class A†	40,168	603,323
Weyco Group, Inc.#	6,303	170,370
Wolverine World Wide, Inc.	46,333	1,227,825

		4,791,169

Forestry - 0.0%

Deltic Timber Corp.#	8,927	424,390

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A#	80,816	482,472

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.#	13,302	121,314
Isle of Capri Casinos, Inc.†#	13,671	123,723
Lakes Entertainment, Inc.†#	15,153	89,100
Pinnacle Entertainment, Inc.†#	50,778	795,183

		1,129,320

Gas-Distribution - 0.9%

EnergySouth, Inc.#	6,034	306,286
Laclede Group, Inc.#	18,377	627,574
New Jersey Resources Corp.	23,816	1,095,774
Nicor, Inc.#	38,305	1,306,200
Northwest Natural Gas Co.#	22,960	965,238
Piedmont Natural Gas, Inc.#	63,466	1,561,264
South Jersey Industries, Inc.#	25,068	856,574
Southwest Gas Corp.	35,868	917,862
WGL Holdings, Inc.	41,877	1,306,144

		8,942,916

Golf - 0.1%

Callaway Golf Co.	56,393	859,429

Hazardous Waste Disposal - 0.1%

American Ecology Corp.	13,798	343,708
Energy Solutions, Inc.#	25,530	556,554

		900,262

Health Care Cost Containment - 0.1%

Corvel Corp.†	6,478	195,182
Healthspring, Inc.†	40,684	714,004

		909,186

Home Furnishings - 0.4%

American Woodmark Corp.#	9,256	175,679
Ethan Allen Interiors, Inc.#	20,888	568,989
Furniture Brands International, Inc.#	41,133	534,729
Hooker Furniture Corp.#	9,424	193,098
Kimball International, Inc., Class B	22,378	233,850
La-Z-Boy, Inc.#	43,705	368,433
Sealy Corp.#	38,043	346,572
Tempur-Pedic International, Inc.#	63,926	1,113,591

		3,534,941

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†#	34,849	1,048,606
Lodgian, Inc.†	15,949	142,744
Marcus Corp.#	18,006	287,016
Morgans Hotel Group Co.†	18,791	288,254

		1,766,620

Housewares - 0.1%

Libbey, Inc.	12,247	190,441
Lifetime Brands, Inc.#	8,751	90,398
National Presto Industries, Inc.#	3,793	198,753

		479,592

Human Resources - 0.7%

Administaff, Inc.	18,553	457,517
AMN Healthcare Services, Inc.†	29,513	477,815
Barrett Business Services, Inc.#	6,323	102,433
CDI Corp.	10,982	249,841
Cross Country Healthcare, Inc.†	27,279	296,250
Emergency Medical Services Corp., Class A†#	7,903	195,441
Gevity HR, Inc.#	20,798	145,170
Heidrick & Struggles International, Inc.#	15,308	523,993
Hudson Highland Group, Inc.†	21,464	159,907
Kelly Services, Inc., Class A	19,818	380,704
Kenexa Corp.†	20,009	405,382
Kforce, Inc.†	27,558	235,621
Korn/Ferry International†	40,532	683,370
MPS Group, Inc.†	87,228	994,399
On Assignment, Inc.†	29,891	185,025
Resources Connection, Inc.	38,554	620,719
Spherion Corp.†	47,976	310,884
Successfactors Inc Com†#	9,181	76,386
TrueBlue, Inc.†	37,393	467,039

		6,967,896

Identification Systems - 0.3%

Brady Corp., Class A	42,878	1,311,209
Checkpoint Systems, Inc.†	33,548	811,862
Cogent, Inc.†#	37,043	370,430
L-1 Identity Solutions, Inc.†#	50,382	602,569

		3,096,070

Independent Power Producer - 0.1%

Ormat Technologies, Inc.#	11,676	509,774

Industrial Audio & Video Products - 0.0%

Sonic Solutions†#	19,006	171,624

Industrial Automated/Robotic - 0.4%

Cognex Corp.	37,637	727,523
Gerber Scientific, Inc.†	19,667	171,103
Hurco Cos., Inc.†	4,751	210,089
Intermec, Inc.†#	51,550	1,136,162
iRobot Corp.†#	13,071	239,461
Nordson Corp.	28,657	1,472,683

		3,957,021

Instruments-Controls - 0.2%

Watts Water Technologies, Inc., Class A#	26,730	740,955
Woodward Governor Co.	51,002	1,457,127
X-Rite, Inc.†	24,730	202,539

		2,400,621

Instruments-Scientific - 0.3%

Dionex Corp.†	16,185	1,194,777
FEI Co.†#	30,865	629,337
OYO Geospace Corp.†	3,380	162,713
Varian, Inc.†	26,087	1,412,611

		3,399,438

Insurance Brokers - 0.1%

Crawford & Co., Class B†#	21,596	88,976
eHealth, Inc.†	11,353	278,035
Hilb Rogal and Hobbs Co.	31,283	957,885

		1,324,896

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.#	48,359	461,828
Delphi Financial Group, Inc., Class A	36,948	1,114,352
FBL Financial Group, Inc., Class A	12,240	359,978
Independence Holding Co.#	5,376	59,136
Kansas City Life Insurance Co.	3,955	163,460
National Western Life Insurance Co., Class A	1,919	341,870
Presidential Life Corp.	18,375	307,965
Scottish Re Group, Ltd.†	57,847	27,767
The Phoenix Cos., Inc.	97,071	1,104,668
Universal American Financial Corp.†	41,504	713,039

		4,654,063

Insurance-Multi-line - 0.2%

Alfa Corp.#	27,880	606,948
Citizens, Inc.†#	31,323	176,975
Horace Mann Educators Corp.	36,747	638,663
United Fire & Casualty Co.	18,632	640,009

		2,062,595

Insurance-Property/Casualty - 1.6%

American Physicians Capital, Inc.	7,704	339,977
Amerisafe, Inc.†	15,991	210,282
Amtrust Financial Services, Inc.#	21,781	363,743
Baldwin & Lyons, Inc., Class B	6,916	168,474
Castlepoint Holdings, Ltd.	6,741	85,139
CNA Surety Corp.†	14,069	198,514
Commerce Group, Inc.	41,587	1,507,113
Darwin Professional Underwriters, Inc.†	6,531	136,759
Donegal Group, Inc., Class A	11,303	184,465
EMC Insurance Group, Inc.#	5,081	112,392
Employers Holdings, Inc.	42,212	723,936
Enstar Group, Ltd.†#	5,958	583,824
First Acceptance Corp.†#	14,538	47,394
First Mercury Financial Corp.†	10,514	172,955
FPIC Insurance Group, Inc.†	7,760	338,879
Hallmark Financial Services†	3,904	45,989
Harleysville Group, Inc.	12,567	422,000
Infinity Property & Casualty Corp.	13,917	559,046
LandAmerica Financial Group, Inc.#	13,244	487,644
Meadowbrook Insurance Group, Inc.	27,268	217,053
Midland Co.	8,388	542,032
National Interstate Corp.#	4,511	124,143
Navigators Group, Inc.†	11,164	611,006
NYMAGIC, Inc.#	4,957	119,662
PMA Capital Corp., Class A†#	27,761	227,640
ProAssurance Corp.†	28,361	1,507,954
RLI Corp.	16,568	865,347
Safety Insurance Group, Inc.	13,804	511,990
SeaBright Insurance Holdings, Inc.†	17,694	263,641
Selective Insurance Group, Inc.	46,671	1,108,903
State Auto Financial Corp.	12,277	333,198
Stewart Information Services Corp.	14,632	435,595
Tower Group, Inc.	16,962	481,890
United America Indemnity, Ltd. Class A†	19,732	370,172
Zenith National Insurance Corp.	31,515	1,074,031

		15,482,782

Insurance-Reinsurance - 1.0%

Argo Group International Holdings, Ltd.†	24,965	934,190
Aspen Insurance Holdings, Ltd.	74,966	2,169,516
Flagstone Reinsurance Holdings, Ltd.	11,683	149,426
Greenlight Capital Re, Ltd. Class A†#	9,122	173,318
IPC Holdings, Ltd.	51,442	1,395,107
Max Re Capital, Ltd.#	47,728	1,323,975
Montpelier Re Holdings, Ltd.	87,507	1,392,236
Odyssey Re Holdings Corp.	24,097	871,830
Platinum Underwriters Holdings, Ltd.	45,754	1,578,513
Validus Holdings, Ltd.#	13,448	334,048

		10,322,159

Internet Application Software - 0.4%

Art Technology Group, Inc.†#	108,825	367,829
CyberSource Corp.†	54,516	796,479
DealerTrack Holdings, Inc.†#	30,441	623,127
eResearch Technology, Inc.†	33,320	398,507
Interwoven, Inc.†	37,079	502,421
Lionbridge Technologies, Inc.†#	51,482	182,761
On2 Technologies, Inc.†#	135,906	145,419
RealNetworks, Inc.†	81,826	478,682
S1 Corp.†	43,916	310,925
Vignette Corp.†	22,651	286,535
Vocus, Inc.†	11,026	270,799

		4,363,484

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†	42,503	827,958
Internap Network Services Corp.†#	41,621	291,347

		1,119,305

Internet Content-Entertainment - 0.1%

NetFlix, Inc.†#	39,953	1,261,716

Internet Content-Information/News - 0.2%

CNET Networks, Inc.†#	128,648	933,984
Dice Hldgs Inc†#	14,459	105,117
Harris Interactive, Inc.†	44,862	121,576
Hsw Intl Inc†#	13,036	52,535
InfoSpace, Inc.	28,068	286,013

Loopnet, Inc.†#	23,062	276,052
TechTarget, Inc.†	6,546	76,065
The Knot, Inc.†#	23,498	271,402
TheStreet.com, Inc.#	18,589	168,416
Travelzoo, Inc.†#	5,977	60,368

		2,351,528

Internet Financial Services - 0.0%

Online Resources Corp.†#	24,521	251,095

Internet Incubators - 0.1%

Cmgi Inc†	41,447	476,226
Internet Capital Group, Inc.†	32,881	286,065
Safeguard Scientifics, Inc.†#	102,877	158,430

		920,721

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	38,876	650,395

Internet Infrastructure Software - 0.2%

AsiaInfo Holdings, Inc.†#	26,948	299,392
Chordiant Software, Inc.†	27,859	160,468
Imergent, Inc.#	9,783	107,613
Openwave Systems, Inc.#	70,399	145,022
TIBCO Software, Inc.†#	162,121	1,142,953

		1,855,448

Internet Security - 0.2%

Blue Coat Systems, Inc.†	27,803	652,814
iPass, Inc.†#	42,939	119,370
Secure Computing Corp.†#	39,639	321,869
SonicWALL, Inc.†	55,049	458,558
Sourcefire, Inc.†#	5,636	33,816
Vasco Data Security International, Inc.†	22,258	246,174

		1,832,601

Internet Telephone - 0.1%

Ibasis, Inc.	28,221	114,577
j2 Global Communications, Inc.†	41,998	903,797

		1,018,374

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	39,389	1,479,451

Investment Companies - 0.6%

Ampal American Israel Class A†#	17,377	112,082
Apollo Investment Corp.#	101,495	1,573,172
Ares Capital Corp.	59,115	757,854
Blackrock Kelso Capital Corp#	8,487	106,597
Capital Southwest Corp.#	2,588	284,835
Gladstone Capital Corp.#	17,514	294,235
Hercules Technology Growth Capital, Inc.#	27,541	327,462
Kohlberg Capital Corp.	12,150	137,538
MCG Capital Corp.	53,158	637,896
MVC Capital, Inc.	20,642	311,075
NexCen Brands, Inc.†#	38,889	153,223
NGP Capital Resources Co.#	14,841	242,057
Patriot Capital Funding, Inc.#	17,568	183,761
PennantPark Investment Corp.#	17,008	158,004
Prospect Capital Corp.#	20,010	301,151
TICC Capital Corp.#	18,159	203,381

		5,784,323

Investment Management/Advisor Services - 0.4%

Calamos Asset Management, Inc., Class A	18,141	333,613
Cohen & Steers, Inc.#	14,876	374,578
Epoch Holding Corp.#	7,398	82,932
GAMCO Investors, Inc., Class A#	4,697	263,126
National Financial Partners Corp.#	32,042	761,638
Pzena Investment Management, Inc. Class A#	5,175	56,304
U.S. Global Investors, Inc., Class A#	10,050	169,343
Waddell & Reed Financial, Inc., Class A	71,375	2,236,892
WP Stewart & Co., Ltd.#	18,656	37,312

		4,315,738

Lasers-System/Components - 0.4%

Applied Energetics Inc Com†#	27,142	63,784
Cymer, Inc.†#	25,769	730,036
Electro Scientific Industries, Inc.†#	24,860	402,483
Excel Technology, Inc.†	9,400	242,332
II-VI, Inc.†	20,160	660,038
Newport Corp.†#	29,741	312,578
Rofin-Sinar Technologies, Inc.†	26,450	1,041,337

		3,452,588

Leisure Products - 0.2%

Marine Products Corp.#	10,085	73,822
Multimedia Games, Inc.†#	19,592	137,144
WMS Industries, Inc.†	34,579	1,312,965

		1,523,931

Lighting Products & Systems - 0.0%

Universal Display Corp.†#	22,987	391,698

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A#	16,969	649,234
UniFirst Corp.	12,179	470,475

		1,119,709

Machine Tools & Related Products - 0.0%

Hardinge, Inc.#	9,453	117,312

Machinery-Construction & Mining - 0.4%

Astec Industries, Inc.†	16,003	605,873
Bucyrus International, Inc.	31,802	3,176,384

		3,782,257

Machinery-Electrical - 0.3%

Baldor Electric Co.	38,936	1,116,295
Franklin Electric Co., Inc.#	16,417	541,433
Raser Technologies, Inc.†	26,442	231,367
Regal-Beloit Corp.	27,188	1,003,781

		2,892,876

Machinery-Farming - 0.1%

Gehl Co.†#	8,911	142,843
Lindsay Corp.#	9,900	778,338

		921,181

Machinery-General Industrial - 0.7%

Albany International Corp., Class A#	24,952	856,602
Altra Holdings, Inc.†	9,761	125,429

Applied Industrial Technologies, Inc.#	36,642	1,012,785
Chart Industries, Inc.†	11,580	397,310
Flow International Corp.†#	31,704	233,658
Intevac, Inc.†	18,201	233,701
Kadant, Inc.†	11,855	297,560
Middleby Corp.†#	11,640	791,520
Robbins & Myers, Inc.	23,958	815,770
Sauer-Danfoss, Inc.	9,334	198,441
Tennant Co.	14,324	516,810
Twin Disc, Inc.	7,772	157,461
Wabtec Corp.	41,429	1,433,858

		7,070,905

Machinery-Material Handling - 0.1%

Cascade Corp.#	10,048	450,150
Columbus McKinnon Corp.†#	16,021	458,841
NACCO, Industries, Inc., Class A	4,951	401,279

		1,310,270

Machinery-Pumps - 0.1%

Gorman-Rupp Co.#	12,203	333,142
Tecumseh Products Co., Class A†#	13,159	278,708

		611,850

Machinery-Thermal Process - 0.0%

TurboChef Technologies, Inc.†#	16,727	142,179

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.	9,996	61,076
Odyssey Marine Exploration, Inc.†#	34,965	171,328

		232,404

Medical Imaging Systems - 0.0%

Vital Images, Inc.†#	14,521	230,303

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†#	47,094	502,493
Computer Programs & Systems, Inc.	7,724	172,013
Eclipsys Corp.†#	38,862	829,704
Phase Forward, Inc.†	34,985	557,311
Quality Systems, Inc.#	14,481	471,791

		2,533,312

Medical Instruments - 1.0%

Abaxis, Inc.†#	17,778	518,051
AngioDynamics, Inc.†	17,855	296,036
ArthroCare Corp.†#	23,401	939,550
Bruker BioSciences Corp.†	55,276	755,623
Cepheid, Inc.†#	46,870	1,297,362
Conceptus, Inc.†#	25,016	426,773
CONMED Corp.†	24,067	648,846
Datascope Corp.	10,935	380,538
Ev3, Inc.†#	39,392	348,225
Kensey Nash Corp.†#	10,146	275,464
Micrus Endovascular Corp.†#	12,765	180,625
Natus Medical, Inc.†	18,354	348,542
NuVasive, Inc.†#	29,366	1,131,766
Spectranetics Corp.†#	26,496	238,464
Stereotaxis, Inc.†#	22,251	128,388
SurModics, Inc.†#	12,911	570,279
Symmetry Medical, Inc.†	30,026	534,463
Thoratec Corp.†	45,263	656,766
Trans1, Inc.†#	5,536	73,241

		9,749,002

Medical Labs & Testing Services - 0.0%

Bio-Reference Laboratories, Inc.†#	9,440	261,016
Genoptix Inc. Com†	4,873	125,090

		386,106

Medical Laser Systems - 0.1%

Cutera, Inc.†	10,797	136,906
Cynosure, Inc. Class A†#	6,833	163,514
LCA-Vision, Inc.#	16,217	223,470
Palomar Medical Technologies, Inc.†#	15,597	207,596

		731,486

Medical Products - 1.0%

ABIOMED, Inc.†#	24,587	351,594
Accuray, Inc.†#	14,000	145,180
American Medical Systems Holdings, Inc.†#	61,303	894,411
Cantel Medical Corp.†	9,801	108,007
Cyberonics, Inc.†#	19,971	257,626
Haemonetics Corp.†	22,582	1,312,014
Invacare Corp.#	24,484	611,121
Luminex Corp.†#	30,481	530,674
Mentor Corp.#	28,759	852,992
Metabolix, Inc.†#	12,287	197,821
Minrad International, Inc.†#	40,065	93,351
Northstar Neuroscience, Inc.†	16,614	26,084
NxStage Medical, Inc.†#	17,183	101,723
Orthofix International NV†	14,071	563,544
PSS World Medical, Inc.†	54,146	947,555
Sonic Innovations, Inc.†#	22,439	94,917
TomoTherapy, Inc.†#	9,995	131,634
Vital Signs, Inc.	9,215	468,583
West Pharmaceutical Services, Inc.#	28,069	1,159,250
Wright Medical Group, Inc.†	30,144	793,390
Zoll Medical Corp.†	17,348	431,618

		10,073,089

Medical Sterilization Products - 0.1%

STERIS Corp.	55,443	1,365,007

Medical-Biomedical/Gene - 2.6%

Acorda Therapeutics, Inc.†	24,210	494,852
Affymax, Inc.†	3,625	69,781
Affymetrix, Inc.†#	58,369	1,119,517
Alexion Pharmaceuticals, Inc.†	30,975	1,877,395
AMAG Pharmaceuticals, Inc.†#	14,247	623,591
American Oriental Bioengineering, Inc.†	45,479	453,880
Applera Corp.-Celera Group†	67,081	929,743
Arena Pharmaceuticals, Inc.†#	61,401	416,299
ARIAD Pharmaceuticals, Inc.†#	58,426	195,727
Arqule, Inc.†#	33,122	151,036
Bio-Rad Laboratories, Inc., Class A†	15,893	1,500,935
BioMimetic Therapeutics, Inc.†#	9,123	125,350
Cambrex Corp.	24,390	212,925
Cell Genesys, Inc.†#	66,407	156,721
CryoLife, Inc.†	20,948	197,121
Cytokinetics, Inc.†	29,274	98,653
Encysive Pharmaceuticals, Inc.†#	57,957	133,301
Enzo Biochem, Inc.†#	26,409	248,773

Enzon Pharmaceuticals, Inc.†#	37,486	322,005
Exelixis, Inc.†	88,711	565,976
Genomic Health, Inc.†#	11,617	221,536
GenVec, Inc.†#	56,362	64,253
Geron Corp.†#	61,996	305,020
GTx, Inc.†#	14,334	234,648
Halozyme Therapeutics, Inc.†#	54,779	301,285
Human Genome Sciences, Inc.†	114,230	675,099
Illumina, Inc.†#	45,595	3,301,534
Immunomedics, Inc.†#	49,394	122,003
Incyte Corp.†#	71,459	708,159
Integra LifeSciences Holdings Corp.†#	15,315	634,654
InterMune, Inc.†#	25,448	358,308
Keryx Biopharmaceuticals, Inc.†#	37,063	213,112
Kosan Biosciences, Inc.†#	36,178	71,994
LifeCell Corp.†#	28,837	1,163,573
Martek Biosciences Corp.†#	27,438	786,373
Maxygen, Inc.†	20,750	133,215
Medivation, Inc.†#	18,153	290,630
Molecular Insight Pharmaceuticals, Inc.†#	4,279	30,638
Momenta Pharmaceuticals, Inc.†#	20,166	204,887
Myriad Genetics, Inc.†#	36,624	1,355,820
Nanosphere, Inc.†#	6,203	57,378
Nektar Therapeutics†#	77,999	542,093
Novacea, Inc.†#	6,077	16,529
Omrix Biopharmaceuticals, Inc.†#	11,654	281,444
Orexigen Therapeutics, Inc.†#	7,835	101,463
Protalix BioTherapeutics, Inc.†	1,930	6,466
Regeneration Technologies, Inc.	25,332	217,855
Regeneron Pharmaceuticals, Inc.†	54,150	1,070,546
Savient Pharmaceuticals, Inc.†#	45,177	1,024,614
Seattle Genetics, Inc.†#	49,736	447,127
SuperGen, Inc.†#	45,411	124,880
Telik, Inc.†#	44,630	112,021
Tercica, Inc.†#	28,038	169,630
XOMA, Ltd.†	112,036	284,571

		25,526,939

Medical-Drugs - 1.5%

Acadia Pharmaceuticals, Inc.†#	26,349	261,382
Akorn, Inc.†#	46,836	297,877
Amicus Therapeutics, Inc.†#	4,255	41,912
Array Biopharma, Inc.†#	39,986	223,922
Auxilium Pharmaceuticals, Inc.†#	26,598	852,200
Biodel, Inc.†#	5,177	72,426
Bioform Med Inc. Com†#	9,317	52,641
Bionovo, Inc.†#	44,699	54,086
Cadence Pharmaceuticals, Inc.†#	18,108	94,886
Cubist Pharmaceuticals, Inc.†#	47,081	856,874
Durect Corp.†#	63,004	313,130
Emergent Biosolutions, Inc.†#	5,059	37,791
Idenix Pharmaceuticals, Inc.†#	21,169	114,948
Indevus Pharmaceuticals, Inc.†#	51,860	257,226
Javelin Pharmaceuticals. Inc.†#	36,165	104,517
Jazz Pharmaceuticals Inc.†#	5,096	60,948
K-V Pharmaceutical Co., Class A†#	30,086	755,760
Ligand Pharmaceuticals, Inc. Class B#	72,421	245,507
MAP Pharmaceuticals, Inc.†#	5,058	65,754
Medicis Pharmaceutical Corp., Class A#	47,509	974,410
OSI Pharmaceuticals, Inc.†#	49,044	1,763,132
Pain Therapeutics, Inc.†#	30,615	258,084
PharMerica Corp.†#	23,009	338,692
Pharmion Corp.†	22,137	1,584,788
Poniard Pharmaceuticals, Inc.†#	19,783	81,110
Pozen, Inc.†#	21,673	264,194
Prestige Brands Holdings, Inc.†	28,832	222,295
Rigel Pharmaceuticals, Inc.†#	30,659	607,661
Salix Pharmaceuticals, Ltd.†#	40,123	270,830
Santarus, Inc.†#	43,180	77,724
Sciele Pharma, Inc.†	29,999	620,979
Sirtris Pharmaceuticals, Inc.†#	5,154	61,539
Somaxon Pharmaceuticals, Inc.†#	8,641	41,563
Sucampo Pharmaceuticals, Inc. Class A†	3,669	39,552
Synta Pharmaceuticals Corp.†#	4,257	37,717
Valeant Pharmaceuticals International†#	80,842	1,111,577
ViroPharma, Inc.†#	59,377	543,893
XenoPort, Inc.†	18,333	938,100
Zymogenetics, Inc.†#	33,085	330,519

		14,932,146

Medical-Generic Drugs - 0.4%

Alpharma, Inc., Class A†#	36,884	928,739
Caraco Pharmaceutical Laboratories, Ltd.†#	9,031	148,379
Par Pharmaceutical Cos., Inc.†#	28,775	509,030
Perrigo Co.	65,368	2,184,599

		3,770,747

Medical-HMO - 0.4%

AMERIGROUP Corp.†	44,889	1,616,004
Centene Corp.†	37,105	664,921
Magellan Health Services, Inc.†	33,269	1,441,546
Molina Healthcare, Inc.†	11,621	367,805

		4,090,276

Medical-Hospitals - 0.0%

MedCath Corp.†	8,576	178,810

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc. Class A†#	51,214	308,308
Ensign Group Inc. Com	3,920	33,947
Kindred Healthcare, Inc.†	24,433	515,292
National Healthcare Corp.#	5,941	277,207
Skilled Healthcare Group, Inc. Class A†	19,054	240,080
Sun Healthcare Group, Inc.†	36,533	538,497

		1,913,331

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†	8,878	365,064
Amedisys, Inc.†#	22,081	944,625
Amsurg Corp.†#	25,992	626,147
Apria Healthcare Group, Inc.†	37,131	806,114
Gentiva Health Services, Inc.†	23,491	506,466
Hythiam, Inc.†#	31,655	96,864
LHC Group, Inc.†#	12,341	209,797
Odyssey HealthCare, Inc.†	28,734	251,135
Res-Care, Inc.†	20,724	446,395

		4,252,607

Metal Processors & Fabrication - 0.8%

Ampco-Pittsburgh Corp.	6,153	232,953
CIRCOR International, Inc.	13,923	634,193
Dynamic Materials Corp.	10,292	586,541
Haynes International, Inc.†#	9,911	563,044
Kaydon Corp.#	24,064	1,027,773
Ladish Co,. Inc.†	12,342	440,609
LB Foster Co., Class A†	8,992	380,901
Mueller Industries, Inc.	31,515	905,426
Quanex Corp.#	31,561	1,623,814
RBC Bearings, Inc.†	18,067	607,051
Sun Hydraulics Corp.	9,488	206,174
Trimas Corp.†	11,995	92,721
Worthington Industries, Inc.#	58,776	1,033,870

		8,335,070

Metal Products-Distribution - 0.1%

A.M. Castle & Co.	11,980	266,315
Esmark, Inc.†#	10,930	126,788
Lawson Products, Inc.#	3,559	90,399

		483,502

Metal-Aluminum - 0.3%

Century Aluminum Co.†#	24,875	1,644,984
Kaiser Aluminum Corp.	12,848	942,401

		2,587,385

Metal-Diversified - 0.2%

Apex Silver Mines, Ltd.†	49,886	662,985
Hecla Mining Co.†#	102,315	1,176,622

		1,839,607

Mining - 0.1%

Royal Gold, Inc.#	21,643	681,971
US Gold Corp.†	47,278	165,946

		847,917

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	8,331	206,942
AptarGroup, Inc.	58,872	2,206,522
Freightcar America, Inc.#	10,426	417,874
Reddy Ice Holdings, Inc.#	18,554	437,318

		3,268,656

Motion Pictures & Services - 0.1%

Macrovision Corp.†#	45,118	689,854

MRI/Medical Diagnostic Imaging - 0.1%

Alliance Imaging, Inc.†	21,704	213,133
Nighthawk Radiology Holdings, Inc.†#	17,931	204,772
Virtual Radiologic Corp.†#	3,780	65,697

		483,602

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	42,794	708,669

Multimedia - 0.3%

Belo Corp., Class A	72,027	847,758
Entravision Communications Corp., Class A†	58,819	341,150
Gemstar-TV Guide International, Inc.†#	213,027	1,009,748
Journal Communications, Inc., Class A	37,171	256,108
Martha Stewart Living Omnimedia, Inc., Class A†#	22,600	159,104
Media General, Inc., Class A#	18,808	293,405

		2,907,273

Music - 0.0%

Steinway Musical Instruments, Inc.†	6,827	168,695

Networking Products - 1.0%

3Com Corp.†	331,083	1,089,263
Acme Packet, Inc.†#	18,790	150,696
Adaptec, Inc.†	100,681	266,805
Anixter International, Inc.†#	26,276	1,718,187
Atheros Communications, Inc.†#	47,018	1,143,478
BigBand Networks, Inc.†#	10,490	65,353
Black Box Corp.	14,767	457,777
Extreme Networks, Inc.†	100,772	303,324
Foundry Networks, Inc.†	123,918	1,470,907
Hypercom Corp.†	45,304	168,078
Infinera Corp.†	14,528	169,687
Ixia†	37,278	279,958
Netgear, Inc.†	29,447	642,533
Polycom, Inc.†	77,987	1,700,116
Starent Networks Corp.†#	11,041	173,675
Switch & Data Facilities Co., Inc.†#	10,851	113,393
Veraz Networks, Inc.†#	7,706	20,652

		9,933,882

Non-Ferrous Metals - 0.3%

Brush Engineered Materials, Inc.†#	17,270	479,761
Horsehead Hldg Corp†	4,763	74,779
RTI International Metals, Inc.†	19,622	1,076,659
Uranium Resources, Inc.†#	44,392	420,836
USEC, Inc.†#	91,408	583,183

		2,635,218

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	19,341	191,283
Waste Connections, Inc.†	58,429	1,773,904
Waste Industries USA, Inc.	4,305	157,520
Waste Services, Inc.†#	16,544	133,841

		2,256,548

Office Automation & Equipment - 0.1%

IKON Office Solutions, Inc.	68,310	486,367

Office Furnishings-Original - 0.3%

CompX International, Inc.	1,042	8,669
Herman Miller, Inc.	48,161	1,436,643
Interface, Inc. Class A	46,549	780,161
Knoll, Inc.	42,270	595,162

		2,820,635

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	45,910	636,772
Ennis, Inc.	21,766	347,385
The Standard Register Co.#	15,131	129,370

		1,113,527

Oil & Gas Drilling - 0.6%

Atlas America, Inc.	19,439	1,175,476
Atwood Oceanics, Inc.†	23,321	2,170,952
Bronco Drilling Co., Inc.†#	22,136	349,970

Grey Wolf, Inc.†#	157,277	975,118
Parker Drilling Co.†#	94,967	629,631
Pioneer Drilling Co.†#	42,221	566,184

		5,867,331

Oil Companies-Exploration & Production - 3.4%

APCO Argentina, Inc.#	7,764	147,361
Approach Res Inc. Com†	7,367	102,917
Arena Resources, Inc.†	25,914	1,048,999
ATP Oil & Gas Corp.†	21,636	762,669
Berry Petroleum Co., Class A	33,611	1,381,748
Bill Barrett Corp.†#	26,264	1,217,074
Bois d’Arc Energy, Inc.†#	15,485	332,463
BPZ Energy, Inc.†#	43,969	693,391
Brigham Exploration Co.†#	38,809	303,098
Callon Petroleum Co.†#	17,653	325,521
Carrizo Oil & Gas, Inc.†	22,703	1,311,098
Clayton Williams Energy, Inc.†	4,703	178,009
Comstock Resources, Inc.†	37,779	1,371,378
Concho Resources, Inc.†	19,614	457,006
Contango Oil & Gas Co.†#	11,156	717,331
Delta Petroleum Corp.†#	55,883	1,338,957
Edge Petroleum Corp.†	24,212	116,218
Encore Acquisition Co.†	45,198	1,663,286
Energy Partners, Ltd.†	24,037	258,638
EXCO Resources, Inc.†	52,445	909,921
FX Energy, Inc.†#	32,144	150,755
GeoGlobal Resources, Inc.†#	27,439	91,097
GeoMet, Inc.†	15,382	92,292
GMX Resources, Inc.†#	11,390	330,196
Goodrich Petroleum Corp.†#	16,172	390,230
Gulfport Energy Corp.†#	19,440	280,714
Harvest Natural Resources, Inc.†#	29,678	363,852
Mariner Energy, Inc.†	74,127	2,055,542
McMoRan Exploration Co.†#	36,334	610,411
Meridian Resource Corp.†	76,020	117,831
Oilsands Quest, Inc.†#	118,418	473,672
Parallel Petroleum Corp.†	35,088	648,426
Penn Virginia Corp.	34,837	1,482,663
PetroHawk Energy Corp.†#	163,426	2,954,742
Petroleum Development Corp.†#	12,666	883,580
Petroquest Energy, Inc.†#	35,329	556,785
Rex Energy Corp.†#	8,174	128,332
Rosetta Resources, Inc.†	43,194	883,749
Stone Energy Corp.†	23,847	1,210,474
Swift Energy Co.†#	25,435	1,214,012
Toreador Resources Corp.†#	12,856	120,589
TXCO Resources, Inc.†#	28,675	399,156
Vaalco Energy, Inc.†#	50,286	224,276
Venoco, Inc.†	12,115	158,222
Warren Resources, Inc.†#	49,502	662,337
Whiting Petroleum Corp.†	35,777	2,190,268

		33,311,286

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.#	10,007	157,910
PetroCorp, Inc.(2)(3)	2,364	0

		157,910

Oil Field Machinery & Equipment - 0.5%

CARBO Ceramics, Inc.#	17,256	637,437
Complete Production Services, Inc.†	36,359	706,092
Dril-Quip, Inc.†	22,670	1,060,503
Flotek Industries, Inc.†#	16,235	369,021
Gulf Island Fabrication, Inc.	9,122	266,089
Lufkin Industries, Inc.	12,800	731,648
NATCO Group, Inc., Class A†	15,685	747,390
T-3 Energy Services, Inc.†	5,207	257,069

		4,775,249

Oil Refining & Marketing - 0.2%

Alon USA Energy, Inc.#	11,030	173,060
Crosstex Energy, Inc.#	31,369	1,121,442
CVR Energy Inc.†#	17,042	478,880
Sulphco, Inc.†#	39,961	168,236

		1,941,618

Oil-Field Services - 1.5%

Allis-Chalmers Energy, Inc.†#	21,368	269,664
Basic Energy Services, Inc.†#	34,763	735,585
Cal Dive International, Inc.†	36,386	379,142
Exterran Holdings, Inc.†#	51,309	3,573,672
Geokinetics, Inc.†	5,816	99,861
Hercules Offshore, Inc.†	70,646	1,790,170
Hornbeck Offshore Services, Inc.†#	19,551	878,426
Matrix Service Co.†	22,616	460,009
Newpark Resources, Inc.†#	76,485	338,828
Oil States International, Inc.†	41,890	1,766,082
RPC, Inc.#	27,404	360,911
Superior Offshore International, Inc.†#	8,647	33,810
Superior Well Services, Inc.†#	13,336	344,736
Trico Marine Services, Inc.#	10,117	399,824
Union Drilling, Inc.†	11,728	234,794
W-H Energy Services, Inc.†	25,880	1,627,076
Willbros Group, Inc.†	31,510	1,079,533

		14,372,123

Paper & Related Products - 0.5%

AbitibiBowater, Inc.#	45,914	475,210
Buckeye Technologies, Inc.†	32,326	349,444
Glatfelter#	38,306	504,490
Mercer International, Inc. SBI†#	27,111	196,826
Neenah Paper, Inc.	12,601	328,256
Potlatch Corp.	33,198	1,370,082
Rock-Tenn Co., Class A	28,322	759,879
Schweitzer-Mauduit International, Inc.	13,362	306,925
Wausau Paper Corp.#	37,819	296,501
Xerium Technologies, Inc.#	16,739	83,862

		4,671,475

Patient Monitoring Equipment - 0.1%

Aspect Medical Systems, Inc.†#	13,157	164,068
Insulet Corp.†#	6,672	114,291
Masimo Corp.†#	11,660	373,820

		652,179

Pharmacy Services - 0.1%

HealthExtras, Inc.†	26,304	724,675

Physical Therapy/Rehabilation Centers - 0.3%

Healthsouth Corp.†#	66,985	1,077,119
Psychiatric Solutions, Inc.†#	46,189	1,306,687

RehabCare Group, Inc.†	14,863	297,260

		2,681,066

Physicians Practice Management - 0.2%

American Dental Partners, Inc.†#	10,668	102,093
Athenahealth Inc Com†#	5,895	191,705
Healthways, Inc.†#	29,824	1,024,455
Matria Healthcare, Inc.†	18,142	455,727

		1,773,980

Platinum - 0.1%

Stillwater Mining Co.†#	35,568	730,211

Pollution Control - 0.0%

Fuel Tech, Inc.†#	14,731	295,651

Poultry - 0.1%

Pilgrim’s Pride Corp.	34,370	806,320
Sanderson Farms, Inc.#	14,386	501,496

		1,307,816

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	30,473	390,664
Powell Industries, Inc.†	6,855	261,313
Power-One, Inc.†#	59,728	155,293
Vicor Corp.#	16,549	200,739

		1,008,009

Precious Metals - 0.2%

Coeur d’Alene Mines Corp.†#	392,723	1,892,925

Printing-Commercial - 0.3%

Bowne & Co., Inc.	23,469	311,434
Cenveo, Inc.†#	45,673	686,922
Consolidated Graphics, Inc.†	7,242	385,202
Multi-Color Corp.	6,932	149,870
Valassis Communications, Inc.†#	40,734	457,035
VistaPrint, Ltd.†#	36,703	1,153,208

		3,143,671

Private Corrections - 0.1%

Cornell Cos., Inc.†	9,043	188,185
Geo Group, Inc.†	42,898	1,144,947

		1,333,132

Protection/Safety - 0.0%

Landauer, Inc.	7,819	373,748
Protection One, Inc.†#	5,555	48,662

		422,410

Publishing-Books - 0.1%

Courier Corp.#	8,859	241,053
Scholastic Corp.†#	26,142	911,572

		1,152,625

Publishing-Newspapers - 0.1%

AH Belo Corp.†	14,405	175,309
Dolan Media Co.†#	9,485	211,610
GateHouse Media, Inc.#	19,000	119,130
Lee Enterprises, Inc.#	39,177	403,915
Sun-Times Media Group, Inc., Class A†#	55,507	48,846

		958,810

Publishing-Periodicals - 0.1%

Playboy Enterprises, Inc., Class B†#	18,751	151,133
Primedia, Inc.#	37,507	289,554
Value Line, Inc.	1,146	48,636

		489,323

Quarrying - 0.2%

Compass Minerals International, Inc.	27,365	1,557,616

Racetracks - 0.1%

Churchill Downs, Inc.	8,040	366,061
Magna Entertainment Corp., Class A†#	34,258	27,064
Speedway Motorsports, Inc.	11,846	345,903

		739,028

Radio - 0.1%

Citadel Broadcasting Corp.#	154,989	162,738
Cox Radio, Inc., Class A†#	28,287	310,874
Cumulus Media, Inc., Class A†#	24,157	132,864
Emmis Communications Corp., Class A†#	25,608	75,800
Entercom Communications Corp., Class A#	27,844	311,018
Radio One, Inc., Class D†	65,082	82,003
Salem Communications Corp., Class A	7,812	25,780
Spanish Broadcasting System, Inc., Class A†#	34,280	51,420
Westwood One, Inc.†	60,381	106,874

		1,259,371

Real Estate Investment Trusts - 6.0%

Acadia Realty Trust	27,336	626,268
Agree Reality Corp.#	6,593	184,670
Alesco Financial, Inc.#	51,869	147,827
Alexander’s, Inc.†#	1,706	515,980
Alexandria Real Estate Equities, Inc.	27,114	2,489,065
American Campus Communities, Inc.	23,044	601,448
American Financial Realty Trust	110,831	856,724
Anthracite Capital, Inc.	54,551	348,581
Anworth Mortgage Asset Corp.	61,097	579,811
Arbor Realty Trust, Inc.#	11,506	185,016
Ashford Hospitality Trust, Inc.	90,116	599,271
Associated Estates Realty Corp.	12,509	123,214
BioMed Realty Trust, Inc.	55,684	1,220,593
BRT Realty Trust#	6,287	79,216
Capital Lease Funding, Inc.	37,011	305,341
Capital Trust, Inc., Class A#	11,609	320,408
CBRE Realty Finance, Inc.#	24,801	122,517
Cedar Shopping Centers, Inc.	37,593	436,831
Chimera Invt Corp Com	28,352	469,793
Corporate Office Properties Trust	33,197	1,017,156
Cousins Properties, Inc.#	34,480	836,485
Crystal River Capital, Inc.#	21,270	227,164
DCT Industrial Trust, Inc.	143,281	1,283,798
DiamondRock Hospitality Co.	80,425	1,004,508
Digital Realty Trust, Inc.#	47,965	1,721,944
Dupont Fabros Technology Inc. Com	29,764	500,035
EastGroup Properties, Inc.	20,204	857,256
Education Realty Trust, Inc.#	23,798	303,187
Entertainment Properties Trust	23,891	1,119,771
Equity Lifestyle Properties, Inc.	17,129	782,453
Equity One, Inc.#	30,960	662,544

Extra Space Storage, Inc.	54,768	825,354
FelCor Lodging Trust, Inc.	53,077	669,832
First Industrial Realty Trust, Inc.#	38,616	1,173,154
First Potomac Reality Trust	20,598	321,947
Franklin Street Properties Corp.#	50,632	638,976
Getty Realty Corp.	14,748	396,131
Glimcher Realty Trust#	31,571	366,224
GMH Communities Trust	26,734	239,537
Gramercy Capital Corp.#	21,177	432,646
Healthcare Realty Trust, Inc.#	43,117	1,025,753
Hersha Hospitality Trust	34,687	311,489
Highwoods Properties, Inc.	48,390	1,426,537
Home Properties, Inc.	28,282	1,301,538
Impac Mtg. Holdings, Inc.#	64,729	67,965
Inland Real Estate Corp.#	49,421	688,929
Investors Real Estate Trust#	48,047	450,200
Jer Investors Trust, Inc.#	22,017	225,674
Kite Realty Group Trust	17,741	224,246
LaSalle Hotel Properties	34,119	986,039
Lexington Corporate Properties Trust	56,293	814,560
LTC Properties, Inc.	20,128	485,890
Luminent Mtg. Capital, Inc.#	36,840	20,999
Maguire Properties, Inc.	31,867	724,018
Medical Properties Trust, Inc.#	44,353	531,349
MFA Mtg. Investments, Inc.	129,018	1,233,412
Mid-America Apartment Communities, Inc.	21,652	1,049,906
Mission West Properties#	16,709	153,723
National Health Investors, Inc.	19,808	596,815
National Retail Properties, Inc.	60,852	1,259,636
Nationwide Health Properties, Inc.	81,009	2,457,003
Newcastle Investment Corp.#	35,331	379,808
NorthStar Realty Finance Corp.#	52,189	463,960
Omega Healthcare Investors, Inc.	57,201	970,129
Parkway Properties, Inc.	13,517	483,233
Pennsylvania Real Estate Investment Trust#	27,340	676,118
Post Properties, Inc.	37,127	1,561,562
PS Business Parks, Inc.	13,537	657,221
Quadra Realty Trust, Inc.#	14,179	153,842
RAIT Investment Trust#	53,858	412,014
Ramco-Gershenson Properties Trust	15,808	351,254
Realty Income Corp.#	85,928	1,977,203
Redwood Trust, Inc.#	21,137	706,399
Resource Capital Corp.#	18,734	153,993
Saul Centers, Inc.	9,118	423,075
Senior Housing Properties Trust	80,720	1,716,914
Sovran Self Storage, Inc.	18,424	710,245
Strategic Hotels & Resorts, Inc.	63,255	900,751
Sun Communities, Inc.	13,620	277,576
Sunstone Hotel Investors, Inc.	53,132	832,047
Tanger Factory Outlet Centers, Inc.#	26,615	944,833
U-Store-It Trust	39,414	395,322
Universal Health Realty Income Trust#	10,035	337,878
Urstadt Biddle Properties, Inc., Class A#	17,986	264,214
Washington Real Estate Investment Trust#	38,322	1,223,238
Winthrop Realty Trust	43,027	214,274

		58,815,460

Real Estate Management/Services - 0.1%

Deerfield Capital Corp.#	44,003	285,580
Grubb & Ellis Co.	33,445	221,740
HFF, Inc., Class A†	13,991	102,414
Tarragon Corp.†#	11,812	20,671

		630,405

Real Estate Operations & Development - 0.1%

Avatar Holdings, Inc.†#	4,868	209,713
Consolidated-Tomoka Land Co.#	4,863	250,444
Fx Real Estate + Entmt Inc Com†#	6,440	36,644
Hilltop Holdings, Inc.†	40,353	418,864
Meruelo Maddux Properties, Inc.†	38,910	165,368
Stratus Properties, Inc.†#	4,210	123,437
Thomas Properties Group, Inc.	20,200	191,496

		1,395,966

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	28,475	827,484
Town Sports International Holdings, Inc.†#	13,820	111,389

		938,873

Recreational Vehicles - 0.1%

Arctic Cat, Inc.#	10,216	77,233
Polaris Industries, Inc.#	30,425	1,161,626

		1,238,859

Recycling - 0.1%

Metal Management, Inc.	21,790	1,321,999

Registered Investment Company - 0.0%

Kayne Anderson Energy Development Fund#	8,508	202,150

Rental Auto/Equipment - 0.3%

Aaron Rents, Inc.	39,320	771,459
Dollar Thrifty Automotive Group, Inc.†#	18,264	262,271
Electro Rent Corp.#	14,737	191,286
H&E Equipment Services, Inc.†#	15,135	236,106
McGrath Rentcorp	21,427	448,681
Rent-A-Center, Inc.†#	59,858	1,026,565
RSC Holdings, Inc.†#	17,725	199,761

		3,136,129

Research & Development - 0.3%

Albany Molecular Research, Inc.†	20,769	231,159
Arrowhead Research Corp.†#	28,800	70,272
Exponent, Inc.†	12,623	367,329
Kendle International, Inc.†	10,800	483,948
Parexel International Corp.†	23,675	1,300,941
PharmaNet Development Group, Inc.†	15,877	457,734
Senomyx, Inc.†#	25,801	175,447

		3,086,830

Resorts/Theme Parks - 0.2%

Bluegreen Corp.†#	18,056	152,754
Great Wolf Resorts, Inc.†#	26,102	179,321
Six Flags, Inc.†#	60,012	118,224
Vail Resorts, Inc.†#	26,726	1,209,351

		1,659,650

Retail-Apparel/Shoe - 1.4%

Aeropostale, Inc.†	56,932	1,529,193

Bebe Stores, Inc.#	21,572	263,394
Brown Shoe Co., Inc.	37,441	549,634
Buckle, Inc.	11,945	542,303
Cache, Inc.†	8,566	85,317
Casual Male Retail Group, Inc.†#	30,727	118,606
Cato Corp., Class A#	25,420	398,077
Charlotte Russe Holding, Inc.†	21,544	419,462
Charming Shoppes, Inc.†#	99,256	546,901
Christopher & Banks Corp.#	30,799	332,629
Collective Brands, Inc.†#	55,538	875,834
Dress Barn, Inc.†	40,019	527,450
DSW, Inc., Class A†#	13,786	251,043
Eddie Bauer Holdings, Inc.†#	25,911	153,134
Genesco, Inc.†#	19,367	580,042
Hot Topic, Inc.†	37,643	172,781
J Crew Group, Inc.†#	33,139	1,327,217
Jos. A. Bank Clothiers, Inc.†#	15,383	350,425
Kenneth Cole Productions, Inc. Class A#	8,455	125,726
Lululemon Athletica, Inc.†#	10,701	287,857
Men’s Wearhouse, Inc.#	46,118	1,062,559
New York & Co., Inc.†	18,517	107,399
Pacific Sunwear of California, Inc.†	59,737	666,665
Shoe Carnival, Inc.†#	7,458	101,056
Stage Stores, Inc.	36,929	467,521
Stein Mart, Inc.#	23,086	136,438
Talbots, Inc.#	19,714	161,260
The Children’s Place Retail Stores, Inc.†#	19,138	408,788
The Finish Line, Inc., Class A#	36,169	102,358
Tween Brands, Inc.†	21,013	621,985
Under Armour, Inc., Class A†#	21,063	775,540
Wet Seal, Inc., Class A†	71,744	205,188

		14,253,782

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,365	132,154

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	17,213	147,515

Retail-Auto Parts - 0.1%

CSK Auto Corp.†#	37,391	339,136
PEP Boys-Manny Moe & Jack#	33,892	387,725

		726,861

Retail-Automobile - 0.2%

Asbury Automotive Group, Inc.#	21,796	305,580
Group 1 Automotive, Inc.#	19,378	474,761
Lithia Motors, Inc., Class A#	13,503	138,811
Rush Enterprises, Inc., Class A†	28,239	418,502
Sonic Automotive, Inc.#	26,370	468,858

		1,806,512

Retail-Bedding - 0.0%

Select Comfort Corp.†#	39,836	170,498

Retail-Bookstore - 0.1%

Books-A-Million, Inc.#	11,850	98,237
Borders Group, Inc.#	49,827	461,398

		559,635

Retail-Computer Equipment - 0.1%

Insight Enterprises, Inc.†	41,130	721,009
PC Connection, Inc.†	7,911	78,556
Systemax, Inc.	9,030	97,795

		897,360

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	42,983	1,076,724
The Pantry, Inc.†	19,470	468,448

		1,545,172

Retail-Discount - 0.1%

99 Cents Only Stores†#	39,887	370,550
Citi Trends, Inc.†#	11,797	171,174
Fred’s, Inc.#	34,088	299,293
Tuesday Morning Corp.†#	25,523	137,569

		978,586

Retail-Drug Store - 0.1%

Longs Drug Stores Corp.	28,031	1,346,329

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†#	21,227	350,245

Retail-Hair Salons - 0.1%

Regis Corp.	37,692	944,185

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.#	16,859	165,556
Pier 1 Imports, Inc.†#	75,122	393,639

		559,195

Retail-Jewelry - 0.1%

FGX International Holdings†	10,202	118,649
Movado Group, Inc.	14,639	281,947
Zale Corp.†#	37,940	733,001

		1,133,597

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	13,904	170,741
West Marine, Inc.†#	12,556	101,327

		272,068

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.#	11,389	276,297

Retail-Office Supplies - 0.1%

School Specialty, Inc.†#	18,013	549,757

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	25,266	817,607
Ezcorp, Inc., Class A†	31,512	369,636
First Cash Financial Services, Inc.†	21,171	197,949

		1,385,192

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings Inc.†#	79,619	609,085
Ulta Salon Cosmetics & Fragrance, Inc.†#	7,279	101,979

		711,064

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	24,276	759,353

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	8,714	49,844

Retail Ventures, Inc.†#	23,527	158,337

		208,181

Retail-Restaurants - 1.4%

AFC Enterprises, Inc.†	23,600	178,180
Benihana, Inc. Class A†#	10,482	112,262
BJ’s Restaurants, Inc.†#	14,470	196,213
Bob Evans Farms, Inc.	26,515	767,609
Buffalo Wild Wings, Inc.†#	13,035	302,021
California Pizza Kitchen, Inc.†#	24,736	344,820
Carrols Restaurant Group, Inc.†#	8,470	70,047
CBRL Group, Inc.#	20,965	763,545
CEC Entertainment, Inc.†	22,049	591,575
Chipotle Mexican Grill, Inc., Class B†#	27,890	2,396,309
CKE Restaurants, Inc.#	48,679	539,363
Denny’s Corp.†	79,694	248,645
Domino’s Pizza, Inc.#	37,274	493,881
IHOP Corp.#	14,831	678,963
Jack in the Box, Inc.†	50,534	1,327,528
Jamba, Inc.†#	44,255	110,638
Krispy Kreme Doughnuts, Inc.†	54,999	146,847
Landry’s Restaurants, Inc.#	10,632	188,505
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,459	135,056
Morton’s Restaurant Group, Inc.†#	9,047	70,114
O’Charley’s, Inc.#	18,885	213,212
Papa John’s International, Inc.†	18,301	478,571
PF Chang’s China Bistro, Inc.†#	20,566	586,748
Red Robin Gourmet Burgers, Inc.†#	14,174	472,419
Ruby Tuesday, Inc.#	46,200	328,482
Ruth’s Chris Steak House, Inc.†#	16,175	113,063
Sonic Corp.†#	51,709	1,102,953
Texas Roadhouse, Inc., Class A†#	44,809	416,724
The Steak n Shake Co.†#	24,205	201,870
Triarc Cos., Inc., Class B#	53,574	451,093

		14,027,256

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.#	19,307	178,590
Cabela’s Inc., Class A†#	33,071	448,112
Gander Mountain Co.†#	4,344	24,543
Hibbett Sports, Inc.†#	26,895	424,941
Zumiez, Inc.†#	14,681	258,092

		1,334,278

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	13,341	155,022

Retail-Video Rentals - 0.1%

Blockbuster, Inc., Class A†#	163,378	496,669

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	19,763	149,013
Emeritus Corp.†#	10,391	230,057
Sunrise Senior Living, Inc.†#	38,037	1,041,453

		1,420,523

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	52,473	948,187

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	23,830	290,011

Satellite Telecom - 0.1%

GeoEye, Inc.†	14,892	449,888
Globalstar, Inc.†#	16,484	127,421
Hughes Communications, Inc.†#	5,470	255,613
ICO Global Communications Holdings, Ltd.†#	87,502	211,755
Loral Space & Communications, Inc.†#	9,747	236,462

		1,281,139

Savings & Loans/Thrifts - 1.1%

Abington Bancorp, Inc.#	8,926	89,528
Anchor BanCorp Wisconsin, Inc.#	16,656	315,298
BankAtlantic Bancorp, Inc. Class A#	35,521	161,976
BankUnited Financial Corp. Class A#	27,168	132,580
Beneficial Mut Bancorp Inc†#	31,004	283,687
Berkshire Hills Bancorp, Inc.	9,097	206,047
Brookline Bancorp, Inc.	53,644	515,519
Clifton Savings Bancorp, Inc.#	9,501	93,965
Dime Community Bancshares	20,949	318,844
Downey Financial Corp.#	17,962	470,425
First Financial Holdings, Inc.#	10,152	230,552
First Niagara Financial Group, Inc.#	90,119	1,029,159
First Place Financial Corp.#	13,966	171,223
FirstFed Financial Corp.†#	11,602	362,562
Flagstar Bancorp, Inc.#	37,848	270,992
Flushing Financial Corp.	17,964	292,813
Franklin Bank Corp.†#	21,563	82,802
Investors Bancorp, Inc.†	43,432	629,764
K-Fed Bancorp#	4,171	43,212
Kearny Financial Corp.#	18,213	194,879
NASB Financial, Inc.#	3,209	68,993
NewAlliance Bancshares, Inc.#	96,519	1,098,386
Northfield Bancorp Inc New Com†	17,149	175,606
Northwest Bancorp, Inc.#	15,599	411,970
Oritani Financial Corp.†#	10,349	114,460
PFF BanCorp., Inc.#	19,246	163,014
Provident Financial Services, Inc.#	52,583	630,470
Provident New York Bancorp, Inc.#	34,136	447,523
Rockville Financial, Inc.#	7,561	85,817
Roma Financial Corp.#	8,632	115,237
Sterling Financial Corp.#	43,615	649,427
TierOne Corp.#	15,359	225,777
United Community Financial Corp.#	22,816	126,629
ViewPoint Financial Group	9,873	153,229
Wauwatosa Holdings, Inc.†#	8,331	97,972
Westfield Financial, Inc.	8,800	88,176
WSFS Financial Corp.	5,349	253,275

		10,801,788

Schools - 0.6%

American Public Education, Inc.†	4,525	150,818
Capella Education Co.†#	9,141	481,822
Corinthian Colleges, Inc.†#	73,713	586,018
DeVry, Inc.	50,990	2,240,501
INVESTools, Inc.†#	44,497	514,830
Lincoln Educational Services Corp.†#	3,987	47,844
Strayer Education, Inc.#	12,359	1,924,296
Universal Technical Institute, Inc.†#	17,917	223,963

		6,170,092

School-Day Care - 0.1%

Bright Horizons Family Solutions, Inc.†	22,255	1,001,030

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†#	6,485	427,167
ION Geophysical Corp.†#	70,564	937,796

		1,364,963

Semiconductor Components-Integrated Circuits - 0.5%

Anadigics, Inc.†#	50,068	352,479
Cirrus Logic, Inc.†	75,005	385,526
Emulex Corp.†	72,612	1,080,466
Exar Corp.†#	34,930	274,550
Hitte Microwave Corp.†	13,929	461,189
Micrel, Inc.	47,252	347,302
Pericom Semiconductor Corp.†	22,133	295,033
Sigma Designs, Inc.†#	25,149	740,638
Standard Microsystems Corp.†	19,456	551,578
Techwell, Inc.†#	12,725	126,995
TriQuint Semiconductor, Inc.†#	118,360	558,659

		5,174,415

Semiconductor Equipment - 0.9%

Asyst Technologies, Inc.†	41,884	147,432
ATMI, Inc.†	29,363	802,784
Axcelis Technologies, Inc.†#	86,476	497,237
Brooks Automation, Inc.†	55,778	562,242
Cabot Microelectronics Corp.†#	20,243	677,938
Cohu, Inc.	19,342	302,509
Credence Systems Corp.†	86,056	122,200
Entegris, Inc.†	98,514	694,524
FormFactor, Inc.†#	40,645	728,765
Kulicke and Soffa Industries, Inc.†	45,867	236,215
LTX Corp.†#	52,850	171,762
Mattson Technology, Inc.†	41,983	249,379
MKS Instruments, Inc.†	43,039	864,654
Photronics, Inc.†	35,555	358,039
Rudolph Technologies, Inc.†#	24,748	215,555
Semitool, Inc.†#	18,857	148,216
Tessera Technologies, Inc.†	40,771	960,565
Ultra Clean Holdings, Inc.†	16,144	154,982
Ultratech, Inc.†	19,765	190,337
Veeco Instruments, Inc.†#	26,507	410,858

		8,496,193

Software Tools - 0.0%

Borland Software Corp.†#	61,848	120,604

Specified Purpose Acquisitions - 0.1%

Energy Infrastructure Acquisition Corp.†#	18,990	188,381
Information Services Group Inc†#	21,168	113,249
Marathon Acquisition Corp.†#	32,199	250,508
NTR Acquisition Co†#	20,900	200,222

		752,360

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A#	97,637	786,954
Northwest Pipe Co.†#	7,601	317,266
Valmont Industries, Inc.#	15,827	1,264,577

		2,368,797

Steel-Producers - 0.2%

Olympic Steel, Inc.#	7,434	307,024
Schnitzer Steel Industries, Inc, Class A.	18,612	1,218,528

		1,525,552

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	5,647	171,612

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	30,545	568,442

Sugar - 0.0%

Imperial Sugar Co.#	9,997	191,942

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	34,543	780,326

Telecom Equipment-Fiber Optics - 0.2%

Avanex Corp.†#	165,458	134,187
Finisar Corp.†#	227,910	366,935
Harmonic, Inc.†	79,356	707,062
MRV Communications, Inc.†#	134,627	215,403
Oplink Communications, Inc.†	17,552	218,171
Sycamore Networks, Inc.†	156,795	547,215

		2,188,973

Telecom Services - 0.8%

Cbeyond, Inc.†	17,559	287,792
Consolidated Communications Holdings, Inc.#	19,602	282,465
Fairpoint Communications, Inc.#	29,975	294,954
FiberTower Corp.†	87,580	131,370
Global Crossing Ltd†#	30,329	585,653
Harris Stratex Networks, Inc.†#	21,489	215,750
Hungarian Telephone & Cable†#	3,060	48,991
Iowa Telecommunications Services, Inc.	26,978	427,062
Knology, Inc.†#	22,151	270,685
MasTec, Inc.†	36,112	314,536
Neutral Tandem, Inc.†	5,659	116,519
NTELOS Holdings Corp.	23,608	503,559
Orbcomm, Inc.†#	22,317	127,207
PAETEC Holding Corp.†#	63,475	490,027
Premiere Global Services, Inc.†	52,541	742,404
RCN Corp.†#	25,995	288,544
SAVVIS, Inc.†#	23,370	454,079
Time Warner Cable, Inc., Class A†#	123,081	1,961,911
USA Mobility, Inc.†	19,637	206,188
Vonage Holdings Corp.†#	55,010	101,768

		7,851,464

Telecommunication Equipment - 0.6%

ADTRAN, Inc.	50,108	922,989
Anaren, Inc.†	12,518	158,227
Arris Group, Inc.†	113,891	654,873
Comtech Telecommunications Corp.†	19,697	854,456
CPI International, Inc.†	6,107	63,513
Ditech Networks, Inc.†#	21,984	60,016
Network Equipment Technologies, Inc.†	24,851	141,651
OpNext, Inc.†#	15,879	73,361
Optium Corp.†#	10,415	71,447
Plantronics, Inc.	40,895	771,280
Preformed Line Products Co.#	2,108	99,498
ShoreTel, Inc.†#	7,727	41,108
Sonus Networks, Inc.†#	227,406	754,988

Symmetricom, Inc.†#	39,488	135,049
Tekelec†#	51,830	617,295
UTStarcom, Inc.†#	90,365	254,829

		5,674,580

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.#	36,340	411,732
Atlantic Tele-Network, Inc.	8,012	246,369
Cincinnati Bell, Inc.†	210,702	817,524
General Communication, Inc., Class A†	45,623	264,157
IDT Corp., Class B†#	38,749	227,069
Shenandoah Telecom Co.	19,854	295,626
SureWest Communications#	12,307	154,699

		2,417,176

Television - 0.1%

Lin TV Corp., Class A†#	23,196	238,223
Sinclair Broadcast Group, Inc., Class A#	41,840	386,183

		624,406

Textile-Apparel - 0.0%

Cherokee, Inc.#	6,379	215,929
Perry Ellis International, Inc.†#	9,665	189,337

		405,266

Theaters - 0.1%

Carmike Cinemas, Inc.#	10,724	77,534
Cinemark Holdings, Inc.#	23,821	343,975
National CineMedia, Inc.#	35,732	770,025

		1,191,534

Therapeutics - 1.3%

Alexza Pharmaceuticals, Inc.†#	17,264	109,109
Allos Therapeutics, Inc.†#	35,538	198,657
Alnylam Pharmaceuticals, Inc.†#	29,779	845,724
Altus Pharmaceuticals, Inc.†#	18,057	104,369
BioMarin Pharmaceuticals, Inc.†	81,486	3,099,727
CV Therapeutics, Inc.†	50,508	294,967
Cypress Bioscience, Inc.†	31,474	251,792
CytRx Corp.†#	73,856	132,941
Dendreon Corp.†#	71,043	375,107
Discovery Laboratories, Inc.†#	81,974	170,506
Isis Pharmaceuticals, Inc.†#	73,973	1,065,211
Mannkind Corp.†#	44,898	317,429
Medarex, Inc.†#	107,150	996,495
Nabi Biopharmaceuticals†#	51,605	199,711
Neurocrine Biosciences, Inc.†#	32,318	161,913
Neurogen Corp.†#	26,922	42,806
Onyx Pharmaceuticals, Inc.†#	46,529	1,271,172
Progenics Pharmaceuticals, Inc.†#	21,729	332,454
The Medicines Co.†#	44,005	847,536
Trubion Pharmaceuticals, Inc.†#	7,387	52,522
United Therapeutics Corp.†	18,921	1,592,581
Vanda Pharmaceuticals, Inc.†#	22,612	103,111
Vivus, Inc.†	49,650	290,949

		12,856,789

Tobacco - 0.2%

Alliance One International, Inc.†	81,389	398,806
Universal Corp.#	22,993	1,308,531
Vector Group, Ltd.#	26,431	485,802

		2,193,139

Toys - 0.2%

JAKKS Pacific, Inc.†	23,944	669,235
Leapfrog Enterprises, Inc.†	29,295	166,982
Marvel Entertainment, Inc.†#	42,176	1,060,726

		1,896,943

Transactional Software - 0.2%

ACI Worldwide, Inc†#	31,615	558,321
Bottomline Technologies, Inc.†	18,432	236,667
Innerworkings, Inc.†#	19,827	273,018
Solera Holdings, Inc.†	22,334	529,986
Synchronoss Technologies, Inc.†#	15,672	252,005

		1,849,997

Transport-Air Freight - 0.1%

ABX Air, Inc.†	49,920	152,755
Atlas Air Worldwide Holdings, Inc.†#	11,352	574,411

		727,166

Transport-Equipment & Leasng - 0.1%

AMERCO†#	8,515	443,717
Greenbrier Cos., Inc.#	13,600	357,408
TAL International Group, Inc.#	13,977	291,700
Textainer Group Holding Ltd Shs#	5,871	86,538

		1,179,363

Transport-Marine - 0.8%

American Commercial Lines, Inc.†#	42,661	725,237
Arlington Tankers, Ltd.#	11,288	226,889
Double Hull Tankers, Inc.#	18,078	203,377
Eagle Bulk Shipping, Inc.#	39,753	1,058,622
Genco Shipping & Trading, Ltd.#	17,095	996,126
General Maritime Corp.#	24,351	573,223
Golar LNG, Ltd.#	29,673	566,458
Gulfmark Offshore, Inc.†	19,458	985,742
Horizon Lines, Inc. Class A#	25,433	512,984
Knightsbridge Tankers, Ltd.#	14,548	373,011
Nordic American Tanker Shipping#	25,501	722,698
Ship Finance International, Ltd. (New York)#	26,797	692,434
TBS Intrenational, Ltd. Class A†#	4,131	142,272
Ultrapetrol Bahamas, Ltd.†	12,945	181,230

		7,960,303

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	26,582	824,042

Transport-Services - 0.3%

Bristow Group, Inc.†#	17,215	908,263
Dynamex, Inc.†#	9,021	208,566
Hub Group, Inc., Class A†	32,989	989,340
Pacer International, Inc.	29,404	451,940
PHI, Inc.†#	11,580	350,411
Universal Truckload Services, Inc.†#	5,046	94,259

		3,002,779

Transport-Truck - 0.5%

Arkansas Best Corp.#	19,184	512,405
Celadon Group, Inc.†	18,589	167,301
Forward Air Corp.#	25,665	753,268

Heartland Express, Inc.#	49,316	689,438
Knight Transportation, Inc.#	48,667	719,785
Marten Transport, Ltd.†#	13,005	188,442
Old Dominion Freight Lines, Inc.†#	25,249	688,035
Patriot Transportation Holding, Inc.†#	1,371	106,280
Saia, Inc.†	11,370	164,296
Werner Enterprises, Inc.#	39,569	703,933

		4,693,183

Travel Services - 0.0%

Ambassadors Group, Inc.#	13,371	239,876
Ambassadors International, Inc.#	7,596	84,619

		324,495

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	14,120	415,552

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.†	10,039	105,811

Veterinary Products - 0.0%

PetMed Express, Inc.†#	18,178	208,138

Vitamins & Nutrition Products - 0.0%

Mannatech, Inc.#	13,309	103,544
Synutra International, Inc.†#	3,675	98,747
Tiens Biotech Group USA, Inc.†#	2,973	6,095
USANA Health Sciences, Inc.†#	7,176	223,748

		432,134

Water - 0.2%

American States Water Co.	14,515	472,463
California Water Service Group#	16,649	626,335
Consolidated Water Co., Inc.#	12,218	260,488
PICO Holdings, Inc.†#	12,968	443,246
SJW Corp.#	12,899	389,808
Southwest Water Co.#	20,472	224,578

		2,416,918

Web Hosting/Design - 0.3%

Equinix, Inc.†#	30,589	2,121,347
NIC, Inc.	33,363	200,845
Terremark Worldwide, Inc.†#	43,087	215,435

		2,537,627

Web Portals/ISP - 0.3%

EarthLink, Inc.†#	94,048	679,967
Sohu.com, Inc.†#	23,374	1,053,700
Trizetto Group, Inc.†	36,280	708,186
United Online, Inc.	56,773	566,594

		3,008,447

Wire & Cable Products - 0.3%

Belden, Inc.#	38,323	1,506,094
Coleman Cable, Inc.†#	7,140	84,323
Encore Wire Corp.	19,868	332,789
Insteel Industries, Inc.	15,553	167,506
Superior Essex, Inc.†#	17,374	493,074

		2,583,786

Wireless Equipment - 0.3%

Airvana Inc†#	7,241	34,467
Aruba Networks, Inc.†#	7,120	39,943
Audiovox Corp., Class A†#	14,282	128,538
EMS Technologies, Inc.†	13,062	376,055
InterDigital, Inc.†#	39,906	693,965
Nextwave Wireless, Inc.†#	25,277	136,243
Novatel Wireless, Inc.†	27,447	290,389
Powerwave Technologies, Inc.†#	110,841	317,005
RF Micro Devices, Inc.†	224,944	708,574
ViaSat, Inc.†	20,613	432,255

		3,157,434

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	4,544	70,705

X-Ray Equipment - 0.6%

Hologic, Inc.†	104,066	6,276,220

Total Common Stock (Cost $1,009,442,894)		958,060,562

RIGHTS - 0.0%
Banks-Commercial - 0.0%

Security Bank Corp. Expires 03/10/08	13,920	783

Medical-Drugs - 0.0%

OSI Pharmaceuticals, Inc.† Expires 06/08/12	1,002	0

Total Rights (Cost $0)		783

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Imperial Credit Industries, Inc.(1)(2)(3) Expires 01/31/08 (Strike price $2.15) - (Cost $0)	255	0

CORPORATE BONDS & NOTES - 0.0%
Metal Processors & Fabrication - 0.0%

Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (Cost $152,000)	152,000	134,520

Total Long-Term Investment Securities (Cost $1,009,594,894)		958,195,865

SHORT-TERM INVESTMENT SECURITIES - 29.4%
Collective Investment Pool - 26.3%

Securities Lending Quality Trust(5)	259,981,142	259,981,142

Commercial Paper - 2.8%

Erste Finance LLC 3.13% due 03/03/08	$28,000,000	27,995,139

U.S. Government Treasuries - 0.3%

United States Treasury Bills(6) 1.97% due 03/27/08	2,500,000	2,496,461

Total Short-Term Investment Securities (Cost $290,472,742)		290,472,742

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $730,151 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 09/09/16 and having an approximate value of $755,813 (cost $730,000)	730,000	730,000

TOTAL INVESTMENTS (Cost $1,300,797,636) (4)	126.4%	1,249,398,607
Liabilities in excess of other assets	(26.4)	(260,566,845)

NET ASSETS	100.0%	$988,831,762

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	To the extent permitted by the Statement of Additional, the Small Cap Index Fund may invest in restricted securities. The fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1993. The risk of investing in such securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair value price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008, the Small Cap index Fund Held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Imperial Credit Industry (Warrant)	02/02/06	255	$0	$0	$0.00	0.00%
Expires 01/31/08 (Strike price $2.15)
iPCS, Inc. (Common Stock)	06/30/06	11,348	554,200
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881
	10/12/07	560	20,936	274,325	18.96	0.00

		14,461	$697,665	$274,325		0.00%

(2)	Fair Valued security; see Note 1
(3)	Illiquid security
(4)	See note 4 for cost of investments on a tax basis.
(5)	The security is purchased with cash collateral received from securities on loan.
(6)	The security on a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
473 Long	Russell E Mini 2000	March 2008	$35,587,045	$32,485,640	$(3,101,405)

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 93.9%
Aerospace/Defense - 0.2%

Teledyne Technologies, Inc.†	12,520	$555,888

Aerospace/Defense-Equipment - 1.1%

DRS Technologies, Inc.	17,500	981,575
GenCorp, Inc.†#	113,767	1,183,177
Innovative Solutions and Support, Inc.†#	51,830	469,061

		2,633,813

Airlines - 0.4%

Skywest, Inc.	41,230	912,008

Apparel Manufacturers - 0.4%

Delta Apparel, Inc.	16,185	143,561
Oxford Industries, Inc.#	13,428	283,868
Phillips-Van Heusen Corp.	16,630	607,161

		1,034,590

Applications Software - 0.2%

Corel Corp.†	62,846	608,978

Athletic Equipment - 0.2%

Nautilus, Inc.#	104,126	436,288

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A#	18,324	265,881

Auto/Truck Parts & Equipment-Original - 0.8%

American Axle & Manufacturing Holdings, Inc.	30,770	605,554
ArvinMeritor, Inc.#	55,730	629,192
Modine Manufacturing Co.	35,607	444,375
Superior Industries International, Inc.#	19,021	330,204
Supreme Industries, Inc. Class A	1	6

		2,009,331

Banks-Commercial - 5.2%

AMCORE Financial, Inc.#	67,298	1,306,927
BancorpSouth, Inc.	74,111	1,666,015
City Holding Co.#	21,670	806,991
Colonial BancGroup, Inc.#	52,450	633,596
Columbia Banking System, Inc.	25,250	583,023
East West Bancorp, Inc.#	23,170	435,828
First Citizens BancShares, Inc., Class A	23,352	3,320,421
Hanmi Financial Corp.#	64,660	493,356
Provident Bankshares Corp.#	45,310	576,796
Renasant Corp.#	54,188	1,141,199
Sterling Bancshares, Inc.	72,185	672,042
UMB Financial Corp.#	21,058	806,100
Webster Financial Corp.	20,510	573,665

		13,015,959

Batteries/Battery Systems - 0.0%

EnerSys†	5,076	116,697

Building & Construction Products-Misc. - 0.1%

Simpson Manufacturing Co., Inc.#	7,152	171,362

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	4,927	56,365

Building Products-Air & Heating - 0.9%

Comfort Systems USA, Inc.	94,890	1,129,191
Lennox International, Inc.	28,541	1,074,283

		2,203,474

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	44,778	689,133

Building Products-Wood - 0.2%

Universal Forest Products, Inc.#	15,670	435,313

Building-MobileHome/Manufactured Housing - 0.3%

Cavco Industries, Inc.†#	23,702	780,744

Building-Residential/Commercial - 0.2%

M/I Homes, Inc.#	22,490	370,860

Capacitors - 0.1%

KEMET Corp.†#	62,498	309,990

Cellular Telecom - 0.3%

Centennial Communications Corp.†	130,770	689,158

Chemicals-Diversified - 0.4%

Innospec, Inc.	5,660	106,068
Olin Corp.	43,170	829,728

		935,796

Chemicals-Plastics - 0.7%

A. Schulman, Inc.#	49,049	1,002,562
Spartech Corp.	53,050	751,718

		1,754,280

Chemicals-Specialty - 0.7%

American Pacific Corp.†	29,412	473,828
Arch Chemicals, Inc.	22,722	793,225
Omnova Solutions, Inc.†	132,178	515,494

		1,782,547

Circuit Boards - 0.7%

Park Electrochemical Corp.	32,963	776,279
TTM Technologies, Inc.†	79,360	874,547

		1,650,826

Coatings/Paint - 0.3%

RPM International, Inc.	33,910	709,058

Commercial Services-Finance - 0.4%

Advance America Cash Advance Centers, Inc.	63,842	474,346
Deluxe Corp.	23,270	484,714

		959,060

Computer Aided Design - 0.3%

Parametric Technology Corp.†	52,340	801,325

Computer Graphics - 0.4%

Monotype Imaging Holdings, Inc.†#	53,838	733,812
Trident Microsystems, Inc.†	31,350	156,436

		890,248

Computer Services - 0.3%

CACI International, Inc., Class A†	19,380	846,131

Computers-Integrated Systems - 0.4%

Agilysys, Inc.	31,396	397,787
BancTec, Inc.*(1)(4)(5)	123,100	615,500

		1,013,287

Computers-Memory Devices - 2.5%

Imation Corp.#	188,553	4,251,870
Quantum Corp.†#	308,133	770,333
Silicon Graphics, Inc.†#	16,648	262,539
Smart Modular Technologies (WWH), Inc.†	135,010	896,466

		6,181,208

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc. †	49,879	751,178

Consulting Services - 0.3%

MAXIMUS, Inc.	19,480	707,514

Consumer Products-Misc. - 0.8%

Blyth, Inc.	36,159	717,033
Helen of Troy, Ltd.†#	22,789	359,838
Tupperware Brands Corp.	11,496	419,374
WD-40 Co.#	17,333	538,710

		2,034,955

Containers-Metal/Glass - 0.8%

Greif, Inc., Class A	14,780	966,464
Owens-Illinois, Inc.†	16,177	913,192

		1,879,656

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	34,606	788,671

Distribution/Wholesale - 1.2%

Brightpoint, Inc.†	98,962	1,023,267
NuCo2, Inc.†#	23,231	641,873
Owens & Minor, Inc.	13,450	577,946
WESCO International, Inc.†	19,290	771,600

		3,014,686

Diversified Manufacturing Operations - 0.9%

Crane Co.	21,239	875,684
EnPro Industries, Inc.†#	48,176	1,422,637

		2,298,321

Diversified Operations/Commercial Services - 1.0%

Viad Corp.	69,767	2,418,822

E-Commerce/Products - 0.2%

Stamps.com, Inc.†#	67,610	598,349

Electric Products-Misc. - 0.2%

AMETEK, Inc.	10,825	461,037

Electric-Integrated - 3.0%

Allete, Inc.#	81,728	2,945,477
Black Hills Corp.#	18,512	661,989
El Paso Electric Co.†	71,099	1,454,685
UIL Holdings Corp.#	27,410	805,580
Unisource Energy Corp.	28,100	664,565
Westar Energy, Inc.	44,890	1,020,350

		7,552,646

Electronic Components-Misc. - 1.2%

AVX Corp.#	62,073	778,395
Benchmark Electronics, Inc.†	47,368	795,782
Technitrol, Inc.	57,944	1,275,348

		2,849,525

Electronic Components-Semiconductors - 0.6%

Conexant Systems, Inc.†#	131,242	69,558
DSP Group, Inc.†	55,862	647,999
Lattice Semiconductor Corp.†#	172,501	445,053
SiRF Technology Holdings, Inc.†#	14,426	93,336
Zoran Corp.†	13,286	182,417

		1,438,363

Electronic Measurement Instruments - 0.5%

Orbotech, Ltd.†	65,142	1,178,419

Electronic Parts Distribution - 0.3%

Avnet, Inc.†	22,553	760,262

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†#	37,629	210,346

Engines-Internal Combustion - 0.3%

Briggs & Stratton Corp.#	38,209	682,795

Enterprise Software/Service - 0.3%

Novell, Inc.†	112,751	839,995

Finance-Credit Card - 0.3%

Advanta Corp., Class B#	85,550	660,446

Finance-Investment Banker/Broker - 1.2%

Knight Capital Group, Inc., Class A†	92,587	1,484,169
SWS Group, Inc.#	56,930	648,433
TradeStation Group, Inc.†#	79,700	765,120

		2,897,722

Finance-Leasing Company - 0.2%

Financial Federal Corp.#	25,070	540,259

Financial Guarantee Insurance - 0.7%

ACA Capital Holdings, Inc.†#	29,953	13,479
Assured Guaranty, Ltd.#	65,198	1,672,329

		1,685,808

Food-Canned - 0.2%

Treehouse Foods, Inc.†	27,612	612,158

Food-Misc. - 0.5%

American Italian Pasta Co., Class A†#	33,977	169,885
Chiquita Brands International, Inc.†#	47,230	966,798

		1,136,683

Food-Retail - 0.8%

Ruddick Corp.	35,830	1,155,517
Weis Markets, Inc.	21,850	708,159

		1,863,676

Food-Wholesale/Distribution - 0.6%

Spartan Stores, Inc.	65,020	1,370,622

Footwear & Related Apparel - 0.3%

Wolverine World Wide, Inc.	31,770	841,905

Gas-Distribution - 1.9%

Atmos Energy Corp.	46,767	1,215,942
Energen Corp.	17,100	1,026,000
Laclede Group, Inc.#	29,960	1,023,134
Southwest Gas Corp.	38,130	975,747
WGL Holdings, Inc.	15,040	469,097

		4,709,920

Health Care Cost Containment - 0.5%

Healthspring, Inc.†	65,270	1,145,488
Hooper Holmes, Inc.†	301,420	195,923

		1,341,411

Home Furnishings - 0.8%

Ethan Allen Interiors, Inc.#	34,745	946,454
Furniture Brands International, Inc.#	26,864	349,232
La-Z-Boy, Inc.#	1	8
Tempur-Pedic International, Inc.#	43,775	762,561

		2,058,255

Human Resources - 2.5%

AMN Healthcare Services, Inc.†	99,207	1,606,161
Cross Country Healthcare, Inc.†	30,925	335,846
Gevity HR, Inc.#	145,982	1,018,954
Heidrick & Struggles International, Inc.#	37,186	1,272,877
Kelly Services, Inc., Class A	17,552	337,174
Korn/Ferry International†	57,774	974,070
MPS Group, Inc.†	67,300	767,220

		6,312,302

Industrial Gases - 0.4%

Airgas, Inc.	18,120	880,451

Instruments-Controls - 0.1%

X-Rite, Inc.†	33,640	275,512

Insurance Broker - 0.8%

Hilb Rogal and Hobbs Co.	66,044	2,022,267

Insurance-Life/Health - 1.6%

American Equity Investment Life Holding Co.#	142,820	1,363,931
FBL Financial Group, Inc., Class A	25,725	756,572
Presidential Life Corp.	53,450	895,822
The Phoenix Cos., Inc.	79,110	900,272

		3,916,597

Insurance-Property/Casualty - 3.8%

Infinity Property & Casualty Corp.	18,300	735,111
LandAmerica Financial Group, Inc.#	13,711	504,839
Navigators Group, Inc.†	17,230	942,998
Philadelphia Consolidated Holding Corp.†	25,260	856,819
Safety Insurance Group, Inc.	27,770	1,029,989
Selective Insurance Group, Inc.	50,948	1,210,524
State Auto Financial Corp.#	28,640	777,290
Stewart Information Services Corp.#	86,495	2,574,956
Zenith National Insurance Corp.	19,610	668,309

		9,300,835

Insurance-Reinsurance - 1.9%

Endurance Specialty Holdings, Ltd.#	70,224	2,759,803
IPC Holdings, Ltd.	69,861	1,894,631

		4,654,434

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	15,822	264,702

Internet Infrastructure Software - 0.2%

Chordiant Software, Inc.†	105,510	607,738

Investment Companies - 0.9%

Apollo Investment Corp.#	45,445	704,397
Hercules Technology Growth Capital, Inc.#	54,100	643,249
MCG Capital Corp.	69,960	839,520

		2,187,166

Investment Management/Advisor Services - 0.1%

Westwood Holdings Group, Inc.#	6,951	246,482

Lasers-System/Components - 0.3%

Coherent, Inc.†	21,180	602,359
Cymer, Inc.†#	4,552	128,958

		731,317

Machinery-Electrical - 0.3%

Franklin Electric Co., Inc.#	25,758	849,499

Machinery-General Industrial - 1.5%

Applied Industrial Technologies, Inc.	22,410	619,413
Gardner Denver, Inc.†	28,485	1,051,381
Kadant, Inc.†	82,812	2,078,581

		3,749,375

Medical Instruments - 0.4%

Datascope Corp.	11,610	404,028
Edwards Lifesciences Corp.†	14,023	611,543

		1,015,571

Medical Laser Systems - 0.3%

Cutera, Inc.†#	60,850	771,578

Medical Products - 0.9%

Hanger Orthopedic Group, Inc.†	49,323	571,654
PSS World Medical, Inc.†	45,680	799,400
Syneron Medical, Ltd.†	6,270	101,511
Vital Signs, Inc.	14,973	761,377

		2,233,942

Medical-Biomedical/Gene - 0.3%

Cambrex Corp.	84,889	741,081

Medical-Drugs - 0.9%

Prestige Brands Holdings, Inc.†#	158,229	1,219,946
Sciele Pharma, Inc.†	44,780	926,946

		2,146,892

Medical-Generic Drugs - 0.2%

Alpharma, Inc., Class A†#	24,311	612,151

Medical-HMO - 0.2%

AMERIGROUP Corp.†	10,850	390,600

Metal Processors & Fabrication - 4.3%

Haynes International, Inc.†#	13,490	766,367
Mueller Industries, Inc.	159,115	4,571,374
Quanex Corp.#	105,404	5,423,036

		10,760,777

Multilevel Direct Selling - 0.4%

Nu Skin Enterprises, Inc., Class A	62,697	1,038,262

Multimedia - 0.5%

Journal Communications, Inc., Class A	188,514	1,298,861

Networking Products - 0.9%

Adaptec, Inc.† #	278,803	738,828
Black Box Corp.	24,959	773,729
Netgear, Inc.†	30,814	672,361

		2,184,918

Non-Ferrous Metals - 0.3%

USEC, Inc.†#	110,340	703,969

Office Furnishings-Original - 0.7%

Interface, Inc. Class A	59,835	1,002,834
Knoll, Inc.	55,970	788,058

		1,790,892

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†	27,943	387,570
Ennis, Inc.#	48,570	775,177

		1,162,747

Oil & Gas Drilling - 0.5%

Atwood Oceanics, Inc.†	14,600	1,359,114

Oil Companies-Exploration & Production - 5.9%

Cabot Oil & Gas Corp.	17,250	858,188
Energy Partners, Ltd.†	63,570	684,013
Forest Oil Corp.†	26,607	1,312,523
Mariner Energy, Inc.†	117,676	3,263,156
St. Mary Land & Exploration Co.	31,439	1,159,470
Stone Energy Corp.†	68,001	3,451,731
Swift Energy Co.†#	25,540	1,219,024
Venoco, Inc.†#	4,203	54,891
Whiting Petroleum Corp.†	41,788	2,558,261

		14,561,257

Oil Companies-Integrated - 0.2%

Delek US Holdings, Inc.	37,150	586,227

Oil Field Machinery & Equipment - 0.1%

WSP Holdings, Ltd. ARD†	25,200	178,920

Oil Refining & Marketing - 0.3%

Alon USA Energy, Inc.#	40,040	628,228

Oil-Field Services - 0.5%

Tidewater, Inc.#	23,670	1,329,071

Paper & Related Products - 1.8%

Glatfelter	47,979	631,884
Louisiana-Pacific Corp.#	1	11
Neenah Paper, Inc.	77,767	2,025,830
Schweitzer-Mauduit International, Inc.	51,504	1,183,047
Wausau Paper Corp.	73,710	577,886
Xerium Technologies, Inc.#	25,814	129,328

		4,547,986

Physicians Practice Management - 0.2%

Pediatrix Medical Group, Inc.†	7,830	516,858
Publishing-Newspapers - 0.4%

AH Belo Corp.†	53,825	655,050
GateHouse Media, Inc.#	51,530	323,093

		978,143

Real Estate Investment Trusts - 3.3%

Arbor Realty Trust, Inc.#	54,020	868,642
Capital Trust, Inc., Class A#	27,340	754,584
DiamondRock Hospitality Co.	49,200	614,508
Entertainment Properties Trust#	17,972	842,348
Getty Realty Corp.#	38,550	1,035,453
Gramercy Capital Corp.#	33,820	690,943
Hersha Hospitality Trust	70,750	635,335
MFA Mtg. Investments, Inc.	106,020	1,013,551
National Health Investors, Inc.#	20,700	623,691
NorthStar Realty Finance Corp.#	53,205	472,992
Pennsylvania Real Estate Investment Trust#	25,070	619,981

		8,172,028

Real Estate Management/Services - 0.5%

Deerfield Capital Corp.#	191,060	1,239,979

Real Estate Operations & Development - 0.3%

Forest City Enterprises, Inc., Class A#	19,571	687,921

Recreational Vehicles - 0.2%

Arctic Cat, Inc.#	58,040	438,782

Rental Auto/Equipment - 0.2%

Dollar Thrifty Automotive Group, Inc.†#	37,499	538,486

Retail-Apparel/Shoe - 2.1%

Brown Shoe Co., Inc.	22,830	335,144
Cache, Inc.†#	47,730	475,391
Charming Shoppes, Inc.†#	52,028	286,674
Christopher & Banks Corp.#	43,166	466,193
Foot Locker, Inc.	93,777	1,153,457
Genesco, Inc.†#	1,866	55,887
Jos. A. Bank Clothiers, Inc.†#	30,930	704,585
Kenneth Cole Productions, Inc. Class A#	49,163	731,054
Stage Stores, Inc.	44,395	562,041
The Children’s Place Retail Stores, Inc.†#	18,090	386,402

		5,156,828

Retail-Computer Equipment - 0.1%

Insight Enterprises, Inc.†	11,130	195,109

Retail-Convenience Store - 1.0%

Casey’s General Stores, Inc.	101,819	2,550,566

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.#	61,330	602,261

Retail-Jewelry - 0.5%

Zale Corp.†#	67,069	1,295,773

Retail-Pawn Shops - 0.3%

Ezcorp, Inc., Class A†	70,478	826,707

Retail-Restaurants - 1.8%

IHOP Corp.#	14,288	654,105
Ruby Tuesday, Inc.#	132,860	944,635
Triarc Cos., Inc. Class A	99,149	860,613
Triarc Cos., Inc., Class B#	250,834	2,112,022

		4,571,375

Savings & Loans/Thrifts - 1.2%

BankAtlantic Bancorp, Inc. Class A#	42,861	195,446
BankUnited Financial Corp. Class A#	45,500	222,040
NewAlliance Bancshares, Inc.#	168,246	1,914,640
PFF BanCorp., Inc.#	78,800	667,436

		2,999,562

Semiconductor Components-Integrated Circuits - 1.2%

Anadigics, Inc.†	14,293	100,623
Emulex Corp.†	49,320	733,882
Exar Corp.†#	70,335	552,833
Pericom Semiconductor Corp.†	36,539	487,065
Standard Microsystems Corp.†	38,724	1,097,825

		2,972,228

Semiconductor Equipment - 1.1%

Cabot Microelectronics Corp.†#	23,947	801,985
Cohu, Inc.#	35,630	557,254
GSI Group, Inc.†	78,294	637,313
Teradyne, Inc.†	23,287	279,211
Ultra Clean Holdings, Inc.†#	53,840	516,864

		2,792,627

Software Tools - 0.1%

Borland Software Corp.†#	141,694	276,303

Steel-Producer - 0.4%

Steel Dynamics, Inc.	15,420	898,369

Telecom Equipment-Fiber Optics - 0.2%

Oplink Communications, Inc.†	39,080	485,764

Telecommunication Equipment - 0.4%

Arris Group, Inc.†	128,500	738,875
CommScope, Inc.†	8,825	369,591

		1,108,466

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.#	57,070	646,603
Citizens Communications Co.	14,851	159,500

		806,103

Textile-Products - 0.2%

Dixie Group, Inc.†	48,198	424,624

Tools-Hand Held - 0.4%

Snap-on, Inc.	17,870	892,070

Transport-Marine - 0.8%

Gulfmark Offshore, Inc.†#	19,940	1,010,160
Horizon Lines, Inc. Class A#	42,306	853,312
TBS International, Ltd. Class A†#	1	35

		1,863,507

Transport-Services - 0.0%

UTI Worldwide, Inc.	4,035	67,707

Transport-Truck - 1.1%

Arkansas Best Corp.#	69,774	1,863,664
Werner Enterprises, Inc.#	44,031	783,311

		2,646,975

Web Portals/ISP - 0.7%

EarthLink, Inc.†#	116,414	841,673
United Online, Inc.#	88,250	880,735

		1,722,408

Wire & Cable Products - 1.1%

Belden, Inc.#	20,131	791,148
General Cable Corp.†	14,882	918,517
Superior Essex, Inc.†#	34,042	966,112

		2,675,777

Wireless Equipment - 0.6%

EMS Technologies, Inc.†	22,180	638,562
Gilat Satellite Networks, Ltd.†	77,160	827,927

		1,466,489

Total Common Stock
(cost $271,692,333)		232,915,519

EXCHANGE TRADED FUNDS - 2.2%
Index Fund-Small Cap - 2.2%

iShares Russell 2000 Index Fund#	23,998	1,642,663
ishares Russell 2000 Value Index Fund#	57,376	3,765,013

Total Exchange Traded Funds
(cost $5,921,916)		5,407,676

Total Long-Term Investment Securities
(cost $277,614,249)		238,323,195

SHORT-TERM INVESTMENT SECURITIES - 30.0%
Collective Investment Pool - 26.4%

Securities Lending Quality Trust(2)	65,560,072	65,560,072

Time Deposit - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 03/03/08	$8,836,000	8,836,000

Total Short-Term Investment Securities
(cost $74,396,072)		74,396,072

REPURCHASE AGREEMENT - 0.1%

Agreement with Bank of America N.A., bearing interest at 3.00%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $379,079 and collateralized by Federal Home Loan Bonds due 08/21/17 and having an approximate value of $330,519 (cost $315,000)	315,000	315,000

TOTAL INVESTMENTS
(cost $352,325,321) (3)	126.2%	313,034,267
Liabilities in excess of other assets	(26.2)	(64,918,790)

NET ASSETS	100.0%	$248,115,477

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The fund has no right to demand registration of these securities. At February 29, 2008, the aggregate value of these securities was $615,500 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security;
(2)	The security is purchased with the cash collateral received from securities on loan.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid Security.
(5)	To the extent permitted by the Statement of Additional Information, the Global Strategy Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2008 the Small Cap Special Value Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
BancTec, Inc.	06/20/2007	123,100	$984,800	$615,500	$5	0.2%

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.5%
Advanced Materials - 0.6%

Hexcel Corp.†	34,119	$688,863

Advertising Services - 0.5%

Greenfield Online, Inc.†	41,722	564,499

Aerospace/Defense - 1.2%

Teledyne Technologies, Inc.†	18,504	821,578
TransDigm Group, Inc.†	13,596	528,340

		1,349,918

Aerospace/Defense-Equipment - 0.6%

Curtiss-Wright Corp.	16,546	695,925

Airlines - 0.2%

Pinnacle Airlines Corp.†#	19,914	223,236

Alternative Waste Technology - 0.7%

Darling International, Inc.†	54,491	757,425

Applications Software - 1.0%

Actuate Corp.†	97,254	466,819
Nuance Communications, Inc.†	41,244	678,464

		1,145,283

Auction House/Art Dealer - 0.7%

Sotheby’s#	24,031	810,325

Audio/Video Products - 0.4%

Tivo, Inc.†	44,133	383,074

Auto/Truck Parts & Equipment-Original - 0.3%

Amerigon, Inc.†#	20,697	375,858

Building-Heavy Construction - 0.6%

Perini Corp.†	16,165	605,864

Casino Services - 0.7%

Bally Technologies, Inc.†#	21,574	817,870

Cellular Telecom - 0.4%

Syniverse Holdings, Inc.†	28,873	489,397

Chemicals-Specialty - 1.9%

Arch Chemicals, Inc.	19,782	690,590
Terra Industries, Inc.†#	31,015	1,402,188

		2,092,778

Commerce - 0.3%

Global Sources, Ltd.†#	23,712	289,286

Commercial Services - 1.1%

PeopleSupport, Inc.†	19,670	228,369
TeleTech Holdings, Inc.†	28,365	640,198
The Providence Service Corp.†#	13,165	371,121

		1,239,688

Commercial Services-Finance - 2.0%

Bankrate, Inc.†#	14,199	600,050
Heartland Payment Systems, Inc.#	21,874	481,884
Jackson Hewitt Tax Service, Inc.#	27,452	574,570
Morningstar, Inc.†#	9,361	610,244

		2,266,748

Computer Aided Design - 1.0%

Ansys, Inc.†	15,453	577,479
Parametric Technology Corp.†	33,491	512,747

		1,090,226

Computer Services - 2.1%

COMSYS IT Partners, Inc.†	32,938	310,276
IHS, Inc.†	15,907	980,666
Manhattan Associates, Inc.†	18,796	414,640
SYKES Enterprises, Inc.†	39,791	668,091

		2,373,673

Computers-Integrated Systems - 1.5%

Jack Henry & Associates, Inc.	27,771	653,452
MICROS Systems, Inc.†	32,361	1,036,846

		1,690,298

Consumer Products-Misc. - 0.7%

Fossil, Inc.†#	23,751	764,307

Containers-Metal/Glass - 1.1%

Greif, Inc., Class A	17,994	1,176,628

Data Processing/Management - 0.2%

FalconStor Software, Inc.†#	31,396	261,215

Decision Support Software - 0.5%

SPSS, Inc.†	14,298	543,753

Dental Supplies & Equipment - 0.8%

Align Technology, Inc.†#	22,199	274,158
Sirona Dental Systems, Inc.#	22,688	590,115

		864,273

Diagnostic Equipment - 0.8%

Immucor, Inc.†	28,269	842,416

Diagnostic Kits - 1.4%

Meridian Bioscience, Inc.#	29,011	994,207
Quidel Corp.†	37,107	609,668

		1,603,875

Direct Marketing - 0.5%

Gaiam, Inc.†	24,625	524,020

Distribution/Wholesale - 0.8%

United Stationers, Inc.†#	18,578	917,010

Diversified Manufacturing Operations - 1.5%

Actuant Corp., Class A	28,077	754,710
Acuity Brands, Inc.	20,419	906,808

		1,661,518

E-Commerce/Products - 0.1%

Overstock.com, Inc.†#	14,635	150,009

E-Commerce/Services - 0.8%

priceline.com, Inc.†	7,446	848,993

E-Marketing/Info - 1.1%

Digital River, Inc.†#	15,207	496,204
ValueClick, Inc.†	39,747	767,515

		1,263,719

E-Services/Consulting - 0.6%

Websense, Inc.†#	31,916	621,404

Educational Software - 0.3%

Blackboard, Inc.†	10,205	293,598

Electric Products-Misc. - 0.5%

Littelfuse, Inc.†	16,175	504,175

Electronic Components-Misc. - 0.8%

Cubic Corp.	20,247	517,716
Technitrol, Inc.	15,244	335,520

		853,236

Electronic Components-Semiconductors - 2.4%

Amkor Technology, Inc.†#	52,450	614,189

Applied Micro Circuits Corp.†	41,918	311,451
Monolithic Power Systems, Inc.†	29,592	492,411
ON Semiconductor Corp.†#	53,531	321,186
Semtech Corp.†	36,416	463,940
Zoran Corp.†	33,212	456,001

		2,659,178

Electronic Connectors - 0.5%

Thomas & Betts Corp.†	13,720	550,858

Electronic Design Automation - 0.5%

Comtech Group, Inc.†	17,631	184,420
Magma Design Automation, Inc.†	42,186	414,267

		598,687

Electronic Measurement Instruments - 0.9%

FLIR Systems, Inc.†#	34,000	967,640

Electronic Security Devices - 0.6%

LoJack Corp.†#	32,263	402,642
Taser International, Inc.†#	22,225	250,476

		653,118

Energy-Alternate Sources - 0.5%

Headwaters, Inc.†#	43,667	535,357

Enterprise Software/Service - 1.4%

Informatica Corp.†	45,738	798,585
MicroStrategy, Inc., Class A†	6,663	443,223
Taleo Corp., Class A†	15,884	302,749

		1,544,557

Finance-Consumer Loans - 0.9%

ASTA Funding, Inc.#	19,310	312,436
World Acceptance Corp.†#	23,133	702,780

		1,015,216

Finance-Investment Banker/Broker - 1.5%

Knight Capital Group, Inc., Class A†	41,220	660,757
optionsXpress Holdings, Inc.#	27,916	646,534
TradeStation Group, Inc.†#	33,995	326,352

		1,633,643

Food-Misc. - 0.6%

Ralcorp Holdings, Inc.†	11,843	656,694

Footwear & Related Apparel - 0.9%

Deckers Outdoor Corp.†	7,541	834,336
Skechers USA, Inc., Class A†	6,913	147,178

		981,514

Health Care Cost Containment - 0.7%

Healthspring, Inc.†	40,874	717,339

Home Furnishings - 0.3%

Tempur-Pedic International, Inc.#	21,617	376,568

Human Resources - 0.7%

Spherion Corp.†	45,160	292,637
TrueBlue, Inc.†	35,455	442,833

		735,470

Identification Systems - 0.2%

Cogent, Inc.†#	17,486	174,860

Industrial Automated/Robotic - 0.3%

Hurco Cos., Inc.†	8,532	377,285

Instruments-Scientific - 0.5%

Varian, Inc.†	9,270	501,970

Insurance-Life/Health - 1.1%

Delphi Financial Group, Inc., Class A	11,707	353,083
Reinsurance Group of America, Inc.	15,562	851,397

		1,204,480

Insurance-Property/Casualty - 1.6%

Amtrust Financial Services, Inc.	40,501	676,367
National Interstate Corp.#	15,634	430,248
Zenith National Insurance Corp.	19,906	678,396

		1,785,011

Internet Application Software - 0.7%

DealerTrack Holdings, Inc.†#	7,051	144,334
Interwoven, Inc.†	48,158	652,541

		796,875

Internet Content-Entertainment - 0.6%

NetFlix, Inc.†#	19,614	619,410

Internet Content-Information/News - 0.3%

Loopnet, Inc.†#	29,509	353,223

Internet Infrastructure Software - 0.1%

Chordiant Software, Inc.†	27,058	155,854

Internet Security - 0.4%

Blue Coat Systems, Inc.†	17,967	421,865

Intimate Apparel - 0.8%

The Warnaco Group, Inc.†	23,865	896,369

Investment Management/Advisor Services - 1.0%

Waddell & Reed Financial, Inc., Class A	35,275	1,105,518

Lasers-System/Components - 1.6%

Coherent, Inc.†	17,247	490,505
Cymer, Inc.†#	17,914	507,504
II-VI, Inc.†	25,314	828,780

		1,826,789

Machinery-General Industrial - 1.4%

Applied Industrial Technologies, Inc.#	21,721	600,369
Chart Industries, Inc.†	21,069	722,877
Wabtec Corp.	8,064	279,095

		1,602,341

Medical Instruments - 0.5%

ArthroCare Corp.†	15,023	603,173

Medical Products - 0.7%

West Pharmaceutical Services, Inc.#	19,709	813,982

Medical Sterilization Products - 0.7%

STERIS Corp.	33,128	815,611

Medical-Biomedical/Gene - 2.9%

American Oriental Bioengineering, Inc.†	68,249	681,125
Arena Pharmaceuticals, Inc.†#	46,068	312,341
Arqule, Inc.†#	51,933	236,815
Cell Genesys, Inc.†#	152,185	359,157
Enzon Pharmaceuticals, Inc.†#	44,922	385,880
Incyte Corp.†#	36,486	361,576
InterMune, Inc.†#	31,196	439,240
Lexicon Genetics, Inc.†	158,491	294,793

Telik, Inc.†#	76,885	192,981

		3,263,908

Medical-Drugs - 4.3%

Array Biopharma, Inc.†#	53,412	299,107
Cubist Pharmaceuticals, Inc.†#	38,855	707,161
K-V Pharmaceutical Co., Class A†#	34,944	877,793
OSI Pharmaceuticals, Inc.†#	26,145	939,913
Pain Therapeutics, Inc.†	50,568	426,288
Sciele Pharma, Inc.†#	37,662	779,604
Valeant Pharmaceuticals International†#	33,560	461,450
XenoPort, Inc.†	5,525	282,714

		4,774,030

Medical-Generic Drugs - 0.3%

Par Pharmaceutical Cos., Inc.†	17,087	302,269

Medical-HMO - 1.6%

Centene Corp.†	32,111	575,429
Magellan Health Services, Inc.†	11,297	489,499
Molina Healthcare, Inc.†#	21,393	677,089

		1,742,017

Medical-Hospitals - 0.4%

MedCath Corp.†#	23,619	492,456

Medical-Nursing Homes - 0.3%

Sun Healthcare Group, Inc.†	21,914	323,012

Metal Processors & Fabrication - 0.5%

Mueller Industries, Inc.	18,874	542,250

Metal-Diversified - 0.7%

Hecla Mining Co.†#	70,574	811,601

Metal-Iron - 0.9%

Cleveland-Cliffs, Inc.#	7,963	951,260

Networking Products - 1.4%

Anixter International, Inc.†#	8,281	541,494
Foundry Networks, Inc.†	49,018	581,844
Polycom, Inc.†	18,295	398,831

		1,522,169

Office Furnishings-Original - 1.3%

Herman Miller, Inc.	29,495	879,836
Knoll, Inc.	42,831	603,060

		1,482,896

Oil & Gas Drilling - 0.9%

Atwood Oceanics, Inc.†	7,634	710,649
Grey Wolf, Inc.†#	47,576	294,971

		1,005,620

Oil Companies-Exploration & Production - 4.3%

Bois d’Arc Energy, Inc.†	40,613	871,961
Comstock Resources, Inc.†	30,201	1,096,296
Mariner Energy, Inc.†	29,000	804,170
PetroHawk Energy Corp.†	39,605	716,058
Petroquest Energy, Inc.†#	43,301	682,424
Rosetta Resources, Inc.†	29,530	604,184

		4,775,093

Oil Field Machinery & Equipment - 0.3%

Gulf Island Fabrication, Inc.	13,086	381,719

Oil Refining & Marketing - 0.5%

Holly Corp.	10,880	580,883

Oil-Field Services - 0.6%

Hornbeck Offshore Services, Inc.†#	14,649	658,180

Physicians Practice Management - 0.5%

Matria Healthcare, Inc.†	21,795	547,490

Real Estate Investment Trusts - 1.1%

FelCor Lodging Trust, Inc.	38,990	492,054
Getty Realty Corp.#	26,377	708,486

		1,200,540

Rental Auto/Equipment - 0.4%

H&E Equipment Services, Inc.†#	26,184	408,470

Research & Development - 0.6%

Parexel International Corp.†	12,728	699,404

Resort/Theme Park - 0.7%

Vail Resorts, Inc.†#	17,550	794,137

Retail-Apparel/Shoe - 1.7%

Aeropostale, Inc.†	36,885	990,731
J Crew Group, Inc.†#	5,180	207,459
Jos. A. Bank Clothiers, Inc.†#	27,743	631,986

		1,830,176

Retail-Drug Store - 0.9%

Longs Drug Stores Corp.	20,796	998,832

Retail-Office Supplies - 0.3%

School Specialty, Inc.†#	10,513	320,857

Retail-Petroleum Products - 0.7%

World Fuel Services Corp.#	24,042	752,034

Retail-Restaurants - 1.7%

Buffalo Wild Wings, Inc.†#	14,793	342,754
Chipotle Mexican Grill, Inc., Class A†#	8,861	879,897
Denny’s Corp.†	187,678	585,555
IHOP Corp.#	2,355	107,812

		1,916,018

Satellite Telecom - 0.5%

GeoEye, Inc.†	17,956	542,451

Schools - 1.2%

DeVry, Inc.	23,597	1,036,852
ITT Educational Services, Inc.†#	6,177	341,094

		1,377,946

Seismic Data Collection - 0.5%

Dawson Geophysical Co.†#	8,826	581,369

Semiconductor Components-Integrated Circuits - 0.7%

Pericom Semiconductor Corp.†	23,206	309,336
Sigma Designs, Inc.†#	16,720	492,404

		801,740

Semiconductor Equipment - 0.3%

Entegris, Inc.†	47,436	334,424

Telecom Services - 0.3%

Cbeyond, Inc.†#	6,098	99,946
NTELOS Holdings Corp.	13,142	280,319

		380,265

Telecommunication Equipment - 1.3%

Comtech Telecommunications Corp.†#	17,601	763,531

Network Equipment Technologies, Inc.†	27,612	157,388
Tekelec†	39,405	469,314

		1,390,233

Therapeutics - 1.7%

BioMarin Pharmaceuticals, Inc.†	7,036	267,649
CV Therapeutics, Inc.†	63,966	373,561
Neurocrine Biosciences, Inc.†#	44,992	225,410
Onyx Pharmaceuticals, Inc.†	4,380	119,662
Renovis, Inc.†#	142,297	337,244
The Medicines Co.†	29,225	562,874

		1,886,400

Toys - 0.7%

Marvel Entertainment, Inc.†#	32,732	823,210

Transport-Marine - 0.5%

Horizon Lines, Inc. Class A#	25,102	506,307

Transport-Services - 0.8%

Hub Group, Inc., Class A†	27,744	832,043

Ultra Sound Imaging Systems - 0.5%

SonoSite, Inc.†	19,332	568,941

Vitamins & Nutrition Products - 0.5%

NBTY, Inc.†	19,055	544,211

Wire & Cable Products - 0.6%

Belden, Inc.#	8,797	345,722
General Cable Corp.†	5,211	321,623

		667,345

Wireless Equipment - 0.4%

InterDigital, Inc.†#	11,770	204,680
Novatel Wireless, Inc.†#	26,829	283,851

		488,531

Wound, Burn & Skin Care - 0.4%

Obagi Medical Products, Inc.†	26,317	409,493

X-Ray Equipment - 1.6%

Hologic, Inc.†	29,725	1,792,715

Total Long-Term Investment Securities (Cost $122,566,833)		108,329,783

SHORT-TERM INVESTMENT SECURITIES - 28.9%
Collective Investment Pool - 26.3%

Security Lending Quality Trust(1)	29,237,122	29,237,122

Time Deposit - 2.5%

Euro Time Deposit with State Street
Bank & Trust Co.
1.50% due 03/03/08	$2,754,000	2,754,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
2.03% due 05/08/08 (2)	120,000	119,504

Total Short-Term Investment Securities (Cost $32,110,626)		32,110,626

TOTAL INVESTMENTS (Cost $154,677,459) (3)	126.4%	140,440,409
Liabilities in excess of other assets	(26.4)	(29,327,834)

NET ASSETS	100.0%	$111,112,575

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities on loan.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
5 Long	Russell 2000 Index	March 2008	$1,756,399	$1,717,000	$(39,399)

See Notes to Portfolio of Investments

VALIC COMPANY I STOCK INDEX FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.3%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†#	171,200	$1,475,744
Omnicom Group, Inc.	119,200	5,324,664

		6,800,408

Aerospace/Defense - 1.6%

Boeing Co.	282,500	23,388,175
General Dynamics Corp.	146,600	11,999,210
Lockheed Martin Corp.	126,600	13,065,120
Northrop Grumman Corp.	123,400	9,700,474
Raytheon Co.	156,600	10,153,944
Rockwell Collins, Inc.	59,400	3,498,660

		71,805,583

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	45,600	2,700,888
United Technologies Corp.	360,300	25,404,753

		28,105,641

Agricultural Chemicals - 0.5%

Monsanto Co.	199,400	23,066,592

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	234,400	10,571,440

Airlines - 0.1%

Southwest Airlines Co.	267,100	3,274,646

Apparel Manufacturers - 0.2%

Coach, Inc.†	134,200	4,068,944
Jones Apparel Group, Inc.#	30,900	435,999
Liz Claiborne, Inc.#	36,200	643,636
Polo Ralph Lauren Corp.#	21,400	1,330,866
VF Corp.	32,200	2,448,488

		8,927,933

Appliances - 0.1%

Whirlpool Corp.#	28,100	2,370,797

Applications Software - 2.0%

Citrix Systems, Inc.†	69,200	2,278,756
Compuware Corp.†	103,900	827,044
Intuit, Inc.†	121,200	3,219,072
Microsoft Corp.	2,933,000	79,836,260

		86,161,132

Athletic Footwear - 0.2%

NIKE, Inc., Class B	140,100	8,434,020

Audio/Video Products - 0.0%

Harman International Industries, Inc.	22,100	910,520

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.†#	768,500	5,018,305
General Motors Corp.#	206,300	4,802,664

		9,820,969

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	134,350	5,828,103

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	216,500	7,114,190

Banks-Commercial - 0.5%

BB&T Corp.#	200,200	6,232,226
Commerce Bancorp, Inc.	71,000	2,682,380
First Horizon National Corp.#	46,000	747,040
M&T Bank Corp.#	27,300	2,240,784
Marshall & Ilsley Corp.	93,798	2,176,114
Regions Financial Corp.	253,100	5,365,720
Zions Bancorp.#	39,400	1,881,350

		21,325,614

Banks-Fiduciary - 0.8%

Northern Trust Corp.	69,800	4,720,574
State Street Corp.	140,900	11,067,695
The Bank of New York Mellon Corp.	415,204	18,214,999

		34,003,268

Banks-Super Regional - 4.1%

Bank of America Corp.	1,618,000	64,299,320
Capital One Financial Corp.#	142,400	6,554,672
Comerica, Inc.	55,000	1,993,200
Fifth Third Bancorp	193,700	4,435,730
Huntington Bancshares, Inc.#	132,800	1,622,816
KeyCorp	141,500	3,120,075
National City Corp.#	230,900	3,662,074
PNC Financial Services Group, Inc.	127,500	7,832,325
SunTrust Banks, Inc.	127,400	7,405,762
US Bancorp	629,100	20,143,782
Wachovia Corp.	720,100	22,049,462
Wells Fargo & Co.	1,229,900	35,949,977

		179,069,195

Beverages-Non-alcoholic - 2.0%

Coca-Cola Enterprises, Inc.	104,400	2,550,492
Pepsi Bottling Group, Inc.	50,600	1,720,906
PepsiCo, Inc.	586,900	40,824,764
The Coca-Cola Co.	724,500	42,354,270

		87,450,432

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B#	31,600	2,015,132
Constellation Brands, Inc., Class A†#	70,600	1,356,226

		3,371,358

Brewery - 0.4%

Anheuser-Busch Cos., Inc.	267,600	12,601,284
Molson Coors Brewing Co., Class B	49,900	2,692,604

		15,293,888

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc.	181,600	5,811,200

Building & Construction Products-Misc. - 0.1%

Masco Corp.#	134,300	2,510,067
Vulcan Materials Co.#	39,500	2,768,950

		5,279,017

Building Products-Air & Heating - 0.1%

Trane, Inc.#	62,500	2,815,625

Building-Residential/Commercial - 0.1%

Centex Corp.#	44,400	985,236
D.R. Horton, Inc.#	101,000	1,417,030
KB Home#	28,100	672,433
Lennar Corp., Class A#	50,800	945,388
Pulte Homes, Inc.#	77,400	1,047,996

		5,068,083

Cable TV - 0.7%

Comcast Corp., Class A†	1,120,100	21,886,754
The DIRECTV Group, Inc.†	261,600	6,553,080

		28,439,834

Casino Services - 0.1%

International Game Technology	114,900	5,187,735

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.	327,700	15,211,834
PPG Industries, Inc.	59,700	3,700,206
Rohm & Haas Co.#	45,700	2,449,977
The Dow Chemical Co.	344,300	12,976,667

		34,338,684

Chemicals-Specialty - 0.2%

Ashland, Inc.	20,500	905,485
Eastman Chemical Co.	29,600	1,947,976
Ecolab, Inc.	63,600	2,975,844
Hercules, Inc.	42,000	769,440
International Flavors & Fragrances, Inc.#	29,600	1,276,648
Sigma-Aldrich Corp.	47,500	2,613,450

		10,488,843

Coal - 0.2%

CONSOL Energy, Inc.	66,200	5,029,876
Peabody Energy Corp.#	96,600	5,469,492

		10,499,368

Coatings/Paint - 0.0%

The Sherwin-Williams Co.#	38,100	1,972,818

Commercial Services - 0.0%

Convergys Corp.†	47,200	681,568

Commercial Services-Finance - 0.3%

Equifax, Inc.#	48,100	1,645,982
H&R Block, Inc.	118,300	2,206,295
Moody’s Corp.#	78,100	2,966,238
The Western Union Co.	273,700	5,692,960

		12,511,475

Computer Aided Design - 0.1%

Autodesk, Inc.†	84,200	2,617,778

Computer Services - 0.3%

Affiliated Computer Services, Inc., Class A†	36,700	1,862,525
Cognizant Technology Solutions Corp., Class A†	105,900	3,199,239
Computer Sciences Corp.†	59,700	2,593,965
Electronic Data Systems Corp.	186,300	3,226,716
Unisys Corp.†	126,000	520,380

		11,402,825

Computers - 3.7%

Apple, Inc.†	319,100	39,893,882
Dell, Inc.†	816,900	16,215,465
Hewlett-Packard Co.	939,800	44,894,246
International Business Machines Corp.	502,300	57,191,878
Sun Microsystems, Inc.†	301,900	4,951,160

		163,146,631

Computers-Integrated Systems - 0.0%

Teradata Corp.†	66,000	1,665,180

Computers-Memory Devices - 0.4%

EMC Corp.†	764,700	11,883,438
Network Appliance, Inc.†	125,400	2,711,148
SanDisk Corp.†#	83,200	1,959,360

		16,553,946

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†	34,600	1,142,838

Consumer Products-Misc. - 0.4%

Clorox Co.	50,500	2,938,595
Fortune Brands, Inc.	55,600	3,612,888
Kimberly-Clark Corp.	154,300	10,057,274

		16,608,757

Containers-Metal/Glass - 0.0%

Ball Corp.	36,600	1,614,060

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	36,300	900,966
Pactiv Corp.†	47,500	1,202,700
Sealed Air Corp.#	58,800	1,423,548

		3,527,214

Cosmetics & Toiletries - 2.2%

Avon Products, Inc.	156,400	5,952,584
Colgate-Palmolive Co.	185,800	14,137,522
Procter & Gamble Co.	1,132,300	74,935,614
The Estee Lauder Cos., Inc., Class A#	41,600	1,771,328

		96,797,048

Cruise Lines - 0.1%

Carnival Corp.	159,100	6,260,585

Data Processing/Management - 0.4%

Automatic Data Processing, Inc.	191,800	7,662,410
Fidelity National Information Services, Inc.	62,200	2,580,678
Fiserv, Inc.†	60,100	3,162,462
Paychex, Inc.	121,600	3,825,536
Total Systems Services, Inc.	72,100	1,602,783

		18,833,869

Dental Supplies & Equipment - 0.0%

Patterson Cos., Inc.†	51,000	1,795,200

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	37,200	3,526,188

Distribution/Wholesale - 0.1%

Genuine Parts Co.	61,300	2,528,625
WW Grainger, Inc.	24,600	1,812,036

		4,340,661

Diversified Manufacturing Operations - 4.8%

3M Co.	260,100	20,391,840
Cooper Industries, Ltd., Class A#	65,700	2,754,801
Danaher Corp.	92,300	6,844,045
Dover Corp.	72,500	3,009,475
Eaton Corp.	53,500	4,313,705
General Electric Co.	3,684,300	122,097,702
Honeywell International, Inc.	272,200	15,662,388
Illinois Tool Works, Inc.	150,800	7,399,756
Ingersoll-Rand Co., Ltd., Class A	99,400	4,160,884
ITT, Inc.	66,200	3,723,088
Leggett & Platt, Inc.#	61,800	1,032,060
Parker Hannifin Corp.	61,400	3,968,282
Textron, Inc.	90,900	4,924,053

Tyco International, Ltd.	180,499	7,230,790

		207,512,869

Diversified Operations - 0.1%

Leucadia National Corp.#	61,700	2,792,542

Drug Delivery Systems - 0.1%

Hospira, Inc.†	57,400	2,442,944

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	112,100	7,227,087

E-Commerce/Services - 0.3%

eBay, Inc.†	414,500	10,926,220
Expedia, Inc.†	75,700	1,735,801
IAC/InterActive Corp.†	67,100	1,335,290
Monster Worldwide, Inc.†	46,700	1,241,753

		15,239,064

Electric Products-Misc. - 0.4%

Emerson Electric Co.	287,000	14,625,520
Molex, Inc.	51,700	1,164,801

		15,790,321

Electric-Generation - 0.1%

The AES Corp.†	243,900	4,385,322

Electric-Integrated - 3.1%

Allegheny Energy, Inc.	60,700	3,075,669
Ameren Corp.	75,800	3,236,660
American Electric Power Co., Inc.	145,900	5,970,228
CenterPoint Energy, Inc.	116,700	1,713,156
CMS Energy Corp.#	81,500	1,172,785
Consolidated Edison, Inc.#	98,800	4,039,932
Constellation Energy Group, Inc.	65,900	5,822,265
Dominion Resources, Inc.	213,300	8,519,202
DTE Energy Co.	59,500	2,368,695
Duke Energy Corp.	458,900	8,049,106
Edison International	118,700	5,863,780
Entergy Corp.	70,900	7,284,266
Exelon Corp.	240,700	18,016,395
FirstEnergy Corp.	111,200	7,516,008
FPL Group, Inc.	148,500	8,953,065
Integrys Energy Group, Inc.#	27,900	1,281,447
NiSource, Inc.	99,300	1,706,967
Pepco Holdings, Inc.	72,400	1,829,548
PG&E Corp.	128,800	4,850,608
Pinnacle West Capital Corp.	36,700	1,304,685
PPL Corp.	135,600	6,153,528
Progress Energy, Inc.	94,400	3,956,304
Public Service Enterprise Group, Inc.	185,500	8,180,550
Southern Co.	276,600	9,550,998
TECO Energy, Inc.#	75,600	1,132,488
Xcel Energy, Inc.#	152,600	3,024,532

		134,572,867

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.#	75,700	978,044
Tyco Electronics, Ltd.	181,299	5,964,737

		6,942,781

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	219,600	1,583,316
Altera Corp.	122,100	2,089,131
Broadcom Corp., Class A†	171,400	3,241,174
Intel Corp.	2,131,300	42,519,435
LSI Logic Corp.†#	256,300	1,291,752
MEMC Electronic Materials, Inc.†	83,600	6,377,008
Microchip Technology, Inc.#	68,700	2,114,586
Micron Technology, Inc.†#	276,300	2,077,776
National Semiconductor Corp.	85,300	1,404,891
NVIDIA Corp.†	202,500	4,331,475
QLogic Corp.†	49,700	787,745
Texas Instruments, Inc.	509,600	15,267,616
Xilinx, Inc.	107,000	2,392,520

		85,478,425

Electronic Forms - 0.2%

Adobe Systems, Inc.†	209,100	7,036,215

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	140,900	4,312,949

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	45,800	4,868,082

Engineering/R&D Services - 0.2%

Fluor Corp.	32,300	4,497,775
Jacobs Engineering Group, Inc.†	44,100	3,540,789

		8,038,564

Engines-Internal Combustion - 0.1%

Cummins, Inc.	74,500	3,753,310

Enterprise Software/Service - 0.8%

BMC Software, Inc.†	71,400	2,304,792
CA, Inc.	142,800	3,267,264
Novell, Inc.†	126,800	944,660
Oracle Corp.†	1,437,200	27,019,360

		33,536,076

Entertainment Software - 0.1%

Electronic Arts, Inc.†	114,800	5,428,892

Filtration/Separation Products - 0.0%

Pall Corp.	44,700	1,759,839

Finance-Commercial - 0.0%

CIT Group, Inc.	69,200	1,537,624

Finance-Consumer Loans - 0.1%

SLM Corp.†	188,000	3,686,680

Finance-Credit Card - 0.5%

American Express Co.	426,300	18,032,490
Discover Financial Services	173,950	2,624,906

		20,657,396

Finance-Investment Banker/Broker - 3.9%

Citigroup, Inc.	1,819,900	43,149,829
E*TRADE Financial Corp.†#	167,800	716,506
JPMorgan Chase & Co.	1,224,500	49,775,925
Lehman Brothers Holdings, Inc.	193,300	9,856,367
Merrill Lynch & Co., Inc.	312,000	15,462,720
Morgan Stanley	386,800	16,292,016
The Bear Stearns Cos., Inc.#	42,200	3,370,092
The Charles Schwab Corp.	341,300	6,692,893
The Goldman Sachs Group, Inc.	144,900	24,579,387

		169,895,735

Finance-Mortgage Loan/Banker - 0.4%

Countrywide Financial Corp.#	210,700	1,329,517
Fannie Mae	356,600	9,859,990
Freddie Mac	241,200	6,073,416

		17,262,923

Finance-Other Services - 0.5%

CME Group, Inc.	20,000	10,266,000
IntercontinentalExchange, Inc.†	25,400	3,309,620
NYSE Euronext	96,700	6,350,289

		19,925,909

Financial Guarantee Insurance - 0.0%

Ambac Financial Group, Inc.#	37,000	412,180
MBIA, Inc.#	72,600	941,622
MGIC Investment Corp.#	29,900	442,819

		1,796,621

Food-Confectionery - 0.2%

The Hershey Co.#	61,200	2,269,296
WM Wrigley Jr. Co.	79,500	4,758,870

		7,028,166

Food-Dairy Products - 0.0%

Dean Foods Co.#	54,700	1,177,144

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	99,600	1,435,236

Food-Misc. - 1.1%

Campbell Soup Co.	81,200	2,621,948
ConAgra Foods, Inc.	177,300	3,918,330
General Mills, Inc.	123,200	6,897,968
H.J. Heinz Co.	115,600	5,099,116
Kellogg Co.	96,300	4,884,336
Kraft Foods, Inc., Class A	563,800	17,573,646
McCormick & Co., Inc.	46,600	1,605,370
Sara Lee Corp.	262,900	3,320,427

		45,921,141

Food-Retail - 0.3%

Safeway, Inc.	161,300	4,635,762
The Kroger Co.	248,200	6,018,850
Whole Foods Market, Inc.#	50,900	1,789,135

		12,443,747

Food-Wholesale/Distribution - 0.2%

SUPERVALU, Inc.	77,100	2,023,875
Sysco Corp.	221,500	6,215,290

		8,239,165

Forestry - 0.2%

Plum Creek Timber Co., Inc.#	62,900	2,559,401
Weyerhaeuser Co.	76,400	4,675,680

		7,235,081

Gas-Distribution - 0.1%

Nicor, Inc.#	16,200	552,420
Sempra Energy	95,400	5,068,602

		5,621,022

Health Care Cost Containment - 0.1%

McKesson Corp.	105,600	6,205,056

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	101,700	2,308,590

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	114,000	3,887,400
Starwood Hotels & Resorts Worldwide, Inc.	72,700	3,440,891
Wyndham Worldwide Corp.	64,800	1,436,616

		8,764,907

Human Resources - 0.0%

Robert Half International, Inc.#	58,700	1,581,965

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	180,100	1,332,740

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	54,500	2,981,695

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	78,600	7,178,538
Praxair, Inc.	115,200	9,248,256

		16,426,794

Instruments-Scientific - 0.3%

Applera Corp. - Applied Biosystems Group	61,300	2,066,423
PerkinElmer, Inc.	43,300	1,074,706
Thermo Fisher Scientific, Inc.†	153,900	8,607,627
Waters Corp.†	36,700	2,187,687

		13,936,443

Insurance Brokers - 0.2%

AON Corp.	107,100	4,456,431
Marsh & McLennan Cos., Inc.	189,600	4,829,112

		9,285,543

Insurance-Life/Health - 1.1%

AFLAC, Inc.#	177,900	11,102,739
CIGNA Corp.	101,800	4,538,244
Genworth Financial, Inc., Class A	160,000	3,708,800
Lincoln National Corp.	98,200	5,019,002
Principal Financial Group, Inc.#	95,400	5,268,942
Prudential Financial, Inc.	165,600	12,083,832
Torchmark Corp.	33,700	2,030,762
UnumProvident Corp.#	131,400	3,010,374

		46,762,695

Insurance-Multi-line - 2.2%

ACE, Ltd.	120,100	6,754,424
Allstate Corp.	208,000	9,927,840
American International Group, Inc.(1)	924,700	43,331,442
Assurant, Inc.	34,900	2,182,995
Cincinnati Financial Corp.	60,600	2,252,502
Hartford Financial Services Group, Inc.	114,500	8,003,550
Loews Corp.	160,200	6,702,768
MetLife, Inc.	270,100	15,736,026
XL Capital, Ltd., Class A	65,000	2,343,900

		97,235,447

Insurance-Property/Casualty - 0.6%

Chubb Corp.	140,000	7,126,000
SAFECO Corp.	34,500	1,595,970
The Progressive Corp.	254,200	4,659,486

The Travelers Cos., Inc.	235,200	10,915,632

		24,297,088

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†#	60,500	2,127,180

Internet Security - 0.2%

Symantec Corp.†	316,100	5,323,124
VeriSign, Inc.†#	80,600	2,804,880

		8,128,004

Investment Companies - 0.1%

American Capital Strategies, Ltd.#	70,000	2,540,300

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	84,600	4,284,144
Federated Investors, Inc., Class B	31,600	1,282,328
Franklin Resources, Inc.	59,000	5,567,830
Janus Capital Group, Inc.#	56,000	1,356,320
Legg Mason, Inc.	49,000	3,235,960
T. Rowe Price Group, Inc.	96,300	4,866,039

		20,592,621

Leisure Products - 0.0%

Brunswick Corp.#	31,900	519,651

Linen Supply & Related Items - 0.0%

Cintas Corp.	49,100	1,413,098

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	231,900	16,773,327
Terex Corp.†	37,500	2,529,375

		19,302,702

Machinery-Farming - 0.3%

Deere & Co.	161,800	13,786,978

Machinery-General Industrial - 0.0%

The Manitowoc Co., Inc.	47,400	1,931,076

Medical Information Systems - 0.0%

IMS Health, Inc.	70,600	1,589,206

Medical Instruments - 0.7%

Boston Scientific Corp.†	488,800	6,153,992
Medtronic, Inc.	412,200	20,346,192
St. Jude Medical, Inc.†	124,900	5,368,202

		31,868,386

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	42,100	3,254,751
Quest Diagnostics, Inc.#	57,200	2,726,724

		5,981,475

Medical Products - 2.5%

Baxter International, Inc.	231,200	13,645,424
Becton Dickinson & Co.	89,000	8,047,380
Covidien, Ltd.	181,599	7,770,621
Johnson & Johnson	1,043,200	64,636,672
Stryker Corp.	86,900	5,658,059
Varian Medical Systems, Inc.†	45,700	2,396,965
Zimmer Holdings, Inc.†	85,500	6,437,295

		108,592,416

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.†	396,600	18,053,232
Biogen Idec, Inc.†	106,900	6,238,684
Celgene Corp.†	140,600	7,925,622
Genzyme Corp.†	97,000	6,879,240
Millipore Corp.†#	20,000	1,398,000

		40,494,778

Medical-Drugs - 4.6%

Abbott Laboratories	563,300	30,164,715
Allergan, Inc.	112,000	6,633,760
Bristol-Myers Squibb Co.	721,200	16,306,332
Eli Lilly & Co.	359,800	17,997,196
Forest Laboratories, Inc.†	113,700	4,521,849
King Pharmaceuticals, Inc.†	88,900	942,340
Merck & Co., Inc.	793,600	35,156,480
Pfizer, Inc.	2,489,500	55,466,060
Schering-Plough Corp.	590,500	12,813,850
Wyeth	488,300	21,299,646

		201,302,228

Medical-Generic Drugs - 0.1%

Barr Pharmaceuticals, Inc.†	39,300	1,852,995
Mylan, Inc.#	109,900	1,301,216
Watson Pharmaceuticals, Inc.†	37,800	1,051,218

		4,205,429

Medical-HMO - 1.2%

Aetna, Inc.	182,500	9,052,000
Coventry Health Care, Inc.†	56,500	2,930,655
Humana, Inc.†	61,800	4,222,794
UnitedHealth Group Inc.	471,000	21,892,080
WellPoint, Inc.†	197,500	13,840,800

		51,938,329

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	172,100	827,801

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	61,200	2,553,264
Cardinal Health, Inc.	131,900	7,800,566

		10,353,830

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	50,400	5,563,656

Metal-Aluminum - 0.3%

Alcoa, Inc.	309,300	11,487,402

Metal-Diversified - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	139,300	14,049,798

Mining - 0.2%

Newmont Mining Corp.	164,800	8,432,816

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.#	88,100	3,273,796

Multimedia - 1.7%
Meredith Corp.	13,800	598,230
News Corp., Class A	838,000	15,427,580
The E.W. Scripps Co., Class A#	32,600	1,361,702
The McGraw-Hill Cos., Inc.	120,000	4,911,600
The Walt Disney Co.	693,900	22,489,299
Time Warner, Inc.	1,316,700	20,553,687
Viacom, Inc., Class B†	239,200	9,508,200

		74,850,298

Networking Products - 1.4%

Cisco Systems, Inc.†	2,211,700	53,899,129
Juniper Networks, Inc.†#	190,200	5,101,164

		59,000,293

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	31,900	657,778

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†	104,900	1,084,666
Waste Management, Inc.	185,300	6,083,399

		7,168,065

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	79,100	2,830,198
Xerox Corp.	336,500	4,946,550

		7,776,748

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	38,900	1,996,348

Oil & Gas Drilling - 0.7%

ENSCO International, Inc.	52,900	3,165,536
Nabors Industries, Ltd.†#	103,200	3,253,896
Noble Corp.	97,800	4,806,870
Rowan Cos., Inc.#	40,600	1,636,586
Transocean, Inc.†	115,999	16,299,019

		29,161,907

Oil Companies-Exploration & Production - 2.5%

Anadarko Petroleum Corp.	170,100	10,842,174
Apache Corp.	120,800	13,856,968
Chesapeake Energy Corp.	165,600	7,488,432
Devon Energy Corp.	162,300	16,671,456
EOG Resources, Inc.	89,700	10,673,403
Murphy Oil Corp.	68,600	5,514,068
Noble Energy, Inc.	62,500	4,837,500
Occidental Petroleum Corp.	302,100	23,373,477
Range Resources Corp.	54,400	3,328,192
XTO Energy, Inc.	176,200	10,873,302

		107,458,972

Oil Companies-Integrated - 7.1%

Chevron Corp.	769,700	66,702,202
ConocoPhillips	583,100	48,228,201
Exxon Mobil Corp.	1,991,800	173,306,518
Hess Corp.	101,400	9,448,452
Marathon Oil Corp.	259,000	13,768,440

		311,453,813

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	79,800	3,389,904
National-Oilwell Varco, Inc.†	130,100	8,105,230

		11,495,134

Oil Refining & Marketing - 0.4%

Sunoco, Inc.	42,900	2,620,332
Tesoro Corp.#	50,000	1,857,000
Valero Energy Corp.	200,600	11,588,662

		16,065,994

Oil-Field Services - 1.7%

Baker Hughes, Inc.	116,100	7,812,369
BJ Services Co.	106,700	2,767,798
Halliburton Co.	321,200	12,301,960
Schlumberger, Ltd.	435,900	37,683,555
Smith International, Inc.	73,100	4,607,493
Weatherford International, Ltd.†	122,900	8,470,268

		73,643,443

Paper & Related Products - 0.2%

International Paper Co.	155,900	4,942,030
MeadWestvaco Corp.	67,300	1,726,918

		6,668,948

Pharmacy Services - 0.3%

Express Scripts, Inc.†	91,900	5,431,290
Medco Health Solutions, Inc.†	195,100	8,644,881

		14,076,171

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.#	104,900	1,781,202

Pipelines - 0.5%

El Paso Corp.	255,200	4,159,760
Questar Corp.	63,000	3,480,750
Spectra Energy Corp.	230,300	5,322,233
Williams Cos., Inc.	216,400	7,794,728

		20,757,471

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	78,200	2,489,106

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	84,500	2,547,675
The New York Times Co., Class A#	52,300	974,349
The Washington Post Co., Class B	2,100	1,520,400

		5,042,424

Real Estate Investment Trusts - 1.0%

Apartment Investment & Management Co., Class A#	34,900	1,202,305
AvalonBay Communities, Inc.	28,800	2,661,984
Boston Properties, Inc.	43,500	3,748,395
Developers Diversified Realty Corp.	44,800	1,727,488
Equity Residential	98,900	3,776,002
General Growth Properties, Inc.	88,800	3,135,528
Host Hotels & Resorts, Inc.	190,100	3,077,719
Kimco Realty Corp.	92,100	3,110,217
ProLogis	93,800	5,053,944
Public Storage, Inc.	45,400	3,693,744
Simon Property Group, Inc.	81,400	6,821,320
Vornado Realty Trust	48,900	4,086,084

		42,094,730

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	72,100	1,446,326

Retail-Apparel/Shoe - 0.2%

Abercrombie & Fitch Co., Class A#	31,500	2,442,195
Limited Brands, Inc.#	113,000	1,723,250
Nordstrom, Inc.#	68,600	2,540,258
The Gap, Inc.	169,700	3,422,849

		10,128,552

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	16,200	1,864,296

Retail-Automobile - 0.0%

AutoNation, Inc.†#	50,400	734,328

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†#	96,500	2,734,810

Retail-Building Products - 0.7%

Home Depot, Inc.	615,100	16,330,905
Lowe’s Cos., Inc.	533,100	12,778,407

		29,109,312

Retail-Computer Equipment - 0.1%

GameStop Corp., Class A†	58,000	2,456,880

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	128,000	5,505,280
Circuit City Stores, Inc.#	61,000	269,620
RadioShack Corp.#	47,600	830,620

		6,605,520

Retail-Discount - 1.7%

Big Lots, Inc.†#	32,900	554,365
Costco Wholesale Corp.	158,200	9,795,744
Family Dollar Stores, Inc.	51,100	978,565
Target Corp.	303,000	15,940,830
TJX Cos., Inc.	159,300	5,097,600
Wal-Mart Stores, Inc.	861,500	42,721,785

		75,088,889

Retail-Drug Store - 0.8%

CVS Caremark Corp.	538,400	21,740,592
Walgreen Co.	361,600	13,202,016

		34,942,608

Retail-Jewelry - 0.0%

Tiffany & Co.	46,400	1,746,496

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.	80,900	3,738,389
Sears Holdings Corp.†#	26,700	2,553,054

		6,291,443

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	99,300	1,129,041
OfficeMax, Inc.	27,500	584,925
Staples, Inc.	257,700	5,733,825

		7,447,791

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A#	20,900	309,111
Kohl’s Corp.†	114,300	5,079,492
Macy’s, Inc.	157,800	3,894,504

		9,283,107

Retail-Restaurants - 0.8%

Darden Restaurants, Inc.	51,800	1,596,994
McDonald’s Corp.	431,300	23,337,643
Starbucks Corp.†	266,100	4,781,817
Wendy’s International, Inc.	31,800	772,104
Yum! Brands, Inc.	185,500	6,390,475

		36,879,033

Rubber-Tires - 0.1%

The Goodyear Tire & Rubber Co.†	87,500	2,371,250

Savings & Loans/Thrifts - 0.2%

Hudson City Bancorp, Inc.#	189,300	3,004,191
Sovereign Bancorp, Inc.#	131,000	1,444,930
Washington Mutual, Inc.#	316,600	4,685,680

		9,134,801

School - 0.1%

Apollo Group, Inc., Class A†	49,800	3,056,724

Semiconductor Components-Integrated Circuits - 0.1%

Analog Devices, Inc.	110,600	2,977,352
Linear Technology Corp.#	81,400	2,255,594

		5,232,946

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	502,000	9,623,340
KLA-Tencor Corp.#	66,500	2,793,665
Novellus Systems, Inc.†#	42,200	931,776
Teradyne, Inc.†	62,900	754,171

		14,102,952

Steel-Producers - 0.3%

Nucor Corp.	105,000	6,779,850
United States Steel Corp.	43,100	4,674,195

		11,454,045

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.	37,300	2,885,155

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	31,400	811,062
Corning, Inc.	574,500	13,345,635
JDS Uniphase Corp.†#	79,700	1,048,055

		15,204,752

Telecom Services - 0.1%

Embarq Corp.	55,800	2,340,252

Telecommunication Equipment - 0.0%

Tellabs, Inc.†#	159,600	1,050,168

Telephone-Integrated - 3.0%

AT&T, Inc.	2,210,900	77,005,647
CenturyTel, Inc.	40,300	1,458,457
Citizens Communications Co.	119,600	1,284,504
Qwest Communications International, Inc.#	571,400	3,085,560
Sprint Nextel Corp.	1,036,400	7,368,804
Verizon Communications, Inc.	1,053,800	38,274,016
Windstream Corp.	173,300	2,038,008

		130,514,996

Television - 0.1%

CBS Corp., Class B	249,500	5,693,590

Therapeutics - 0.4%

Gilead Sciences, Inc.†	339,300	16,055,676

Tobacco - 1.4%

Altria Group, Inc.	767,800	56,156,892
Reynolds American, Inc.#	62,300	3,969,756
UST, Inc.#	57,200	3,105,388

		63,232,036

Tools-Hand Held - 0.1%

Black & Decker Corp.#	22,900	1,574,833
Snap-on, Inc.	21,100	1,053,312

The Stanley Works	30,000	1,456,200

		4,084,345

Toys - 0.1%

Hasbro, Inc.#	53,600	1,381,272
Mattel, Inc.	133,600	2,581,152

		3,962,424

Transport-Rail - 0.8%

Burlington Northern Santa Fe Corp.	108,600	9,532,908
CSX Corp.	153,300	7,438,116
Norfolk Southern Corp.	141,100	7,462,779
Union Pacific Corp.	95,700	11,939,532

		36,373,335

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	61,800	3,137,586
Expeditors International of Washington, Inc.	77,700	3,055,164
FedEx Corp.	112,700	9,932,251
Ryder System, Inc.	21,200	1,221,332
United Parcel Service, Inc., Class B	383,200	26,915,968

		44,262,301

Web Portals/ISP - 1.2%

Google, Inc., Class A†	84,400	39,767,592
Yahoo!, Inc.†	487,300	13,537,194

		53,304,786

Wireless Equipment - 0.9%

American Tower Corp., Class A†	147,500	5,669,900
Motorola, Inc.	832,400	8,299,028
QUALCOMM, Inc.	596,700	25,282,179

		39,251,107

Total Long-Term Investment Securities (Cost $2,931,757,261)		4,247,002,294

SHORT-TERM INVESTMENT SECURITIES - 7.4% Collective Investment Pool - 4.7%

Securities Lending Quality Trust(3)	205,615,496	205,615,496

Commercial Paper - 2.5%

Lehman Brothers Holdings, Inc. 3.18% due 03/03/08	$110,000,000	109,980,567

U.S. Government Treasuries - 0.2%

United States Treasury Bills 1.97% due 03/27/08 (2)	2,100,000	2,097,027
2.00% due 03/27/08 (2)	4,050,000	4,044,150
2.01% due 04/17/08 (2)	1,270,000	1,266,676

		7,407,853

Total Short-Term Investment Securities (Cost $323,003,915)		323,003,916

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of 1,255,260 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25%, due 06/12/37 and having an approximate value of 1,296,875 (Cost 1,255,000)	1,255,000	1,255,000

TOTAL INVESTMENTS (Cost $3,256,016,176) (4)	104.7%	4,571,261,210
Liabilities in excess of other assets	(4.7)	(204,489,466)

NET ASSETS	100.0%	$4,366,771,744

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security Represents an investment in an affiliated company; see (Note 3)
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	The Security is purchased with the cash collateral received from securities on loan.
(4)	See Note 4 for cost of investments on a tax basis.

Open Future Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 29, 2008	Unrealized Appreciation (Depreciation)
388 Long	S & P 500 Index	March 2008	$134,065,100	$129,136,100	$(4,929,000)

See Notes to Portfolio of Investments

VALIC COMPANY I VALUE FUND

PORTFOLIO OF INVESTMENTS - February 29, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 91.8%
Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	15,949	$1,124,564

Auto-Heavy Duty Trucks - 3.6%

Navistar International Corp.†	100,174	5,654,822

Banks-Super Regional - 2.9%

Bank of America Corp.	114,438	4,547,766

Broadcast Services/Program - 3.2%

Liberty Global, Inc., Class C†	142,956	5,013,467

Chemicals-Diversified - 2.8%

BASF AG ADR	19,393	2,451,275
FMC Corp.	34,172	1,934,477

		4,385,752

Chemicals-Specialty - 3.1%

Eastman Chemical Co.	35,812	2,356,788
Lubrizol Corp.	44,033	2,567,124

		4,923,912

Computers - 1.4%

Sun Microsystems, Inc.†	136,710	2,242,044

Dialysis Centers - 1.0%

DaVita, Inc.†	32,116	1,593,917

Diversified Manufacturing Operations - 4.0%

Siemens AG ADR	48,781	6,227,382

Electric-Integrated - 7.7%

Exelon Corp.	83,939	6,282,834
FirstEnergy Corp.	85,253	5,762,250

		12,045,084

Finance-Credit Card - 2.4%

American Express Co.	90,184	3,814,783

Finance-Investment Banker/Broker - 12.1%

Citigroup, Inc.	177,670	4,212,556
Credit Suisse Group ADR	145,600	7,122,752
The Goldman Sachs Group, Inc.	18,300	3,104,229
UBS AG	143,272	4,633,416

		19,072,953

Food-Misc. - 2.5%

ConAgra Foods, Inc.	177,785	3,929,049

Insurance-Reinsurance - 1.6%

Everest Re Group, Ltd.	26,560	2,573,133

Investment Management/Advisor Services - 1.5%

National Financial Partners Corp.	97,479	2,317,076

Machinery-Farming - 1.0%

Deere & Co.	19,004	1,619,331

Medical Products - 3.7%

Johnson & Johnson	93,558	5,796,854

Medical-Drugs - 1.9%

Novartis AG ADR	15,779	775,538
Schering-Plough Corp.	98,008	2,126,773

		2,902,311

Multimedia - 1.9%

News Corp., Class A	162,720	2,995,675

Oil Companies-Exploration & Production - 4.2%

Devon Energy Corp.	25,796	2,649,765
Murphy Oil Corp.	49,668	3,992,314

		6,642,079

Oil Companies-Integrated - 7.3%

Exxon Mobil Corp.	95,845	8,339,473
Marathon Oil Corp.	59,830	3,180,563

		11,520,036

Oil-Field Services - 1.8%

Halliburton Co.	74,099	2,837,992

Retail-Discount - 0.9%

Costco Wholesale Corp.	22,995	1,423,850

Retail-Office Supplies - 0.2%

OfficeMax, Inc.	10,776	229,206

Semiconductor Equipment - 6.8%

ASML Holding NV†	206,058	4,961,877
Lam Research Corp.†	106,252	4,275,580
Varian Semiconductor Equipment Associates, Inc.†	41,702	1,408,694

		10,646,151

Steel-Producer - 1.9%

Carpenter Technology Corp.	47,266	2,969,723

Telephone-Integrated - 5.3%

AT&T, Inc.	221,918	7,729,404
Sprint Nextel Corp.	78,004	554,608

		8,284,012

Theater - 1.0%

Cinemark Holdings, Inc.	108,088	1,560,791

Tobacco - 3.4%

Altria Group, Inc.	73,724	5,392,173

Total Long-Term Investment Securities (Cost $149,660,427)		144,285,888

REPURCHASE AGREEMENT - 9.2%

Agreement with State Street Bank & Trust Co., bearing interest at 2.49%, dated 02/29/08, to be repurchased 03/03/08 in the amount of $14,443,997 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $14,730,950 (Cost $14,441,000)	$14,441,000	14,441,000

TOTAL INVESTMENTS (Cost $164,101,427)(1)	101.0%	158,726,888
Liabilities in excess of other assets	(1.0)	(1,505,346)

NET ASSETS	100.0%	$157,221,542

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of February 29, 2008, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.84%	$8,779,000
Government Securities	4.70%	14,523,000
Large Capital Growth	4.50%	13,905,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 29, 2008, bearing interest at a rate of 1.31% per annum, with a principal amount of $309,308,000, a repurchase price of $309,341,766, and maturity date of March 3, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	1.82%	8/21/08	$40,530,000	$40,165,230
U.S. Treasury Note	4.38%	11/15/08	150,000,000	154,687,500
U.S. Treasury Note	4.88%	5/15/09	6,800,000	7,157,000
U.S. Treasury Bond	7.13%	2/15/23	7,250,000	9,597,797
U.S. Treasury Bond	8.13%	8/15/19	75,555,000	103,888,125

As of February 29, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	21.32%	95,930,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated February 29, 2008, bearing interest at a rate of 1.80% per annum, with a principal amount of $450,000,000, a repurchase price of $450,067,500 and maturity date of March 3, 2008, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	0.88%	4/15/10	450,000,000	$459,000,480

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. During the period ended February 29, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/07	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/29/08
Stock Index	American International Group, Inc.	$397,220	$72,614,892	$166,831	$4,6744,598	$3,843,240	$(28,618,923)	$43,331,442

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 29, 2008.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$159,646,225	$6,298,014	$9,042,963	$(2,744,949)
Blue Chip Growth	231,658,999	15,914,657	9,528,044	6,386,613
Broad Cap Value	26,399,388	2,745,883	3,097,179	(351,296)
Capital Conservation	177,993,725	2,952,034	3,728,780	(776,746)
Core Equity	398,279,302	22,788,510	38,046,173	(15,257,663)
Core Value	181,959,003	20,458,395	22,070,563	(1,612,168)
Foreign Value	1,191,757,888	98,848,223	130,037,473	(31,189,250)
Global Equity	445,257,255	20,771,392	30,527,282	(9,755,890)
Global Social Awareness	500,248,762	14,965,112	50,884,357	(35,919,245)
Global Strategy	490,828,182	50,160,464	27,160,448	23,000,016
Government Securities	171,329,056	5,206,956	191,075	5,015,881
Growth	1,005,874,145	40,411,821	66,996,053	(26,584,232)
Growth & Income	151,911,035	9,393,552	4,817,400	4,576,152
Health Sciences	191,636,827	27,808,981	18,464,404	9,344,577
Inflation Protected	68,236,709	1,013,470	569,229	444,241
International Equities	1,115,705,270	99,714,510	72,519,384	27,195,126
International Government Bond*	146,650,321	9,068,869	1,465,236	7,603,633
International Growth I	654,026,490	99,619,015	26,974,100	72,644,915
Large Cap Core	68,946,786	5,025,184	5,940,966	(915,782)
Large Capital Growth	495,847,315	63,326,858	18,588,693	44,738,165
Mid Cap Index	3,081,102,115	472,893,632	370,053,125	102,840,507
Mid Cap Strategic Growth	404,595,656	37,824,770	29,247,295	8,577,475
Money Market I	579,928,774	—	—	—
NASDAQ-100 Index	90,072,579	19,652,217	8,497,331	11,154,886
Science & Technology	1,017,408,076	26,398,896	113,720,936	(87,322,040)
Small Cap Aggressive Growth	85,290,855	2,351,937	12,091,989	(9,740,052)
Small Cap	480,474,310	37,797,442	59,756,541	(21,959,099)
Small Cap Index	1,305,445,748	156,373,941	212,421,082	(56,047,141)
Small Cap Special Values	354,572,071	15,493,402	57,031,206	(41,537,804)
Small Cap Strategic Growth	154,875,023	7,958,774	22,393,388	(14,434,614)
Stock Index	3,280,317,176	1,644,402,365	353,458,331	1,290,944,034
Value	164,306,229	5,229,492	10,808,833	(5,579,341)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2007.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 29, 2008

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 29, 2008